MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for the Six Months Ended June 30, 2001 and the Year Ended December 31, 2000

                                   (Section 1)

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
UNAUDITED

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

                                                                                          MONEY
                                                                                          MARKET
                                                                                        PORTFOLIO
                                                                                      ---------------
                                                                                      ---------------
ASSETS:
     Investments in securities, market value   (1)                                  $    847,028,680
     Cash                                                                                    100,543
     Dividends and interest receivable                                                     1,069,982
     Subscriptions receivable                                                              1,952,415
     Receivable for investments sold                                                      71,632,759
                                                                                      ---------------
                                                                                      ---------------

            Total assets                                                                 921,784,379
                                                                                      ---------------
                                                                                      ---------------

LIABILITIES:
     Dividends payable                                                                        81,329
     Due to investment adviser                                                               309,816
     Redemptions payable                                                                   5,691,916
     Payable for investments purchased                                                    67,994,657
                                                                                      ---------------
                                                                                      ---------------

            Total liabilities                                                             74,077,718
                                                                                      ---------------
                                                                                      ---------------

NET ASSETS                                                                          $    847,706,661
                                                                                      ===============
                                                                                      ===============

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                  $     84,727,632
     Additional paid-in capital                                                          763,076,914
     Accumulated net realized loss on investments                                            (97,885)
                                                                                      ---------------
                                                                                      ---------------

NET ASSETS                                                                          $    847,706,661
                                                                                      ===============
                                                                                      ===============

NET ASSET VALUE PER OUTSTANDING SHARE                                               $         1.0005
                                                                                      ===============
                                                                                      ===============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                          900,000,000
     Outstanding                                                                         847,276,322

(1)  Cost of investments in securities:                                             $    847,028,680

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
UNAUDITED

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

                                                                                         MONEY
                                                                                         MARKET
                                                                                       PORTFOLIO
                                                                                     ---------------
                                                                                     ---------------
INVESTMENT INCOME:
     Interest                                                                      $     21,003,647
                                                                                     ---------------
                                                                                     ---------------

EXPENSES:
     Management fees                                                                      1,873,251
                                                                                     ---------------
                                                                                     ---------------

NET INVESTMENT INCOME                                                                    19,130,396
                                                                                     ---------------
                                                                                     ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $     19,130,396
                                                                                     ===============
                                                                                     ===============

See notes to financial statements.



STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2001 AND YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

                                                                               MONEY MARKET
                                                                                PORTFOLIO
                                                                     ---------------------------------
                                                                     ---------------------------------
                                                                          2001              2000
                                                                     ---------------   ---------------
                                                                     ---------------   ---------------
                                                                       UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                         $     19,130,396  $     40,547,699
                                                                     ---------------   ---------------
                                                                     ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                         (19,130,396)      (40,547,699)
                                                                     ---------------   ---------------
                                                                     ---------------   ---------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                  687,153,560     1,433,561,190
     Reinvestment of distributions                                       19,291,776        40,396,284
     Redemptions of shares                                             (577,002,429)   (1,478,390,975)
                                                                     ---------------   ---------------
                                                                     ---------------   ---------------

     Net increase (decrease) in net assets                              129,442,907        (4,433,501)
         resulting from share transactions
                                                                     ---------------   ---------------
                                                                     ---------------   ---------------

     Total increase (decrease) in net assets                            129,442,907        (4,433,501)

NET ASSETS:
     Beginning of period                                                718,263,754       722,697,255
                                                                     ---------------   ---------------
                                                                     ---------------   ---------------

     End of period  (1)                                            $    847,706,661  $    718,263,754
                                                                     ===============   ===============
                                                                     ===============   ===============
                                                                                  0
OTHER INFORMATION:

SHARES:
     Sold                                                               686,804,725     1,432,833,439
     Issued in reinvestment of distributions                             19,281,982        40,375,777
     Redeemed                                                          (576,709,513)   (1,477,640,466)
                                                                     ---------------   ---------------
                                                                     ---------------   ---------------

     Net increase (decrease)                                            129,377,194        (4,431,250)
                                                                     ===============   ===============
                                                                     ===============   ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001 and the years ended December 31, 2000, 1999, 1998, 1997 and
1996 are as follows:

                                  Six Months Ended                     Year Ended December 31,

                                  June 30, 2001     2000          1999         1998         1997          1996
                                  -------------  -----------   -----------  -----------  ------------  -----------
                                  -------------  -----------   -----------  -----------  ------------  -----------
                                   UNAUDITED

Net Asset Value, Beginning of Pe$iod  1.0005 $     1.0005  $     1.0005 $     1.0007 $      1.0007 $     1.0007

Income from Investment Operations

Net investment income                 0.0237       0.0590        0.0471       0.0505        0.0512       0.0493
Net realized loss                     0.0000       0.0000        0.0000      (0.0002)
                                  -----------  -----------   -----------  -----------  ------------  -----------
                                  -----------  -----------   -----------  -----------  ------------  -----------

Total Income From
     Investment Operations            0.0237       0.0590        0.0471       0.0503        0.0512       0.0493
                                  -----------  -----------   -----------  -----------  ------------  -----------
                                  -----------  -----------   -----------  -----------  ------------  -----------

Less Distributions

From net investment income           (0.0237)     (0.0590)      (0.0471)     (0.0505)      (0.0512)     (0.0493)
                                  -----------  -----------   -----------  -----------  ------------  -----------
                                  -----------  -----------   -----------  -----------  ------------  -----------

Total Distributions                  (0.0237)     (0.0590)      (0.0471)     (0.0505)      (0.0512)     (0.0493)
                                  -----------  -----------   -----------  -----------  ------------  -----------
                                  -----------  -----------   -----------  -----------  ------------  -----------

Net Asset Value, End of Period  $     1.0005 $     1.0005  $     1.0005 $     1.0005 $      1.0007 $     1.0007
                                  ===========  ===========   ===========  ===========  ============  ===========
                                  ===========  ===========   ===========  ===========  ============  ===========
                                      0.0000

Total Return/Yield                     2.41% ^      6.07%         4.81%        5.15%         5.24%        5.04%

Net Assets, End of Period       $ 847,706,661 $ 718,263,754 $ 722,697,255 $619,416,664 $453,155,210 $ 396,453,188

Ratio of Expenses to
Average Net Assets                     0.46% *      0.46%         0.46%        0.46%         0.46%        0.46%

Ratio of Net Investment Income to
Average Net Assets                     4.69% *      5.93%         4.73%        5.05%         5.14%        4.99%

^ Based on operations for the period shown and, accordingly, is not representative of a full year.

*Annualized

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------
UNAUDITED

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Money Market Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (the Company) and New England Financial.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

     Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Repurchase Agreements

      Repurchase agreements held by the Portfolio are fully collateralized by various U.S. Government agency securities. The collateral is evaluated daily to ensure its market value exceeds the market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. At June 30, 2001, the Portfolio had entered into a repurchase agreement with the following counterparties:
      Goldman Sachs & Co in the amount of $15,000,000, dated June 25, 2001, due July 9, 2001 at 3.720%, repurchased at $15,021,700; Morgan Stanley & Co, Inc in the amount of $15,000,000, dated June 29, 2001, due July 2, 2001 at 3.900%, repurchased at $15,004,813; and Salomon Smith Barney Inc in the amount of $26,900,000, dated June 29, 2001, due July 2, 2001 at 4.100%, repurchased at $26,909,191.

      Dividends

      Dividends from net investment income of the Portfolio are declared daily and paid monthly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At June 30, 2001, the Portfolio had available for federal income tax purposes an unused capital loss carryover of $97,885, which expires in 2006.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of 0.46% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for the Six Months Ended June 30, 2001 and the Year Ended December 31, 2000


                                   (Section 2)

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
UNAUDITED

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

                                                                                          BOND
                                                                                       PORTFOLIO
                                                                                     ---------------
                                                                                     ---------------
ASSETS:
     Investments in securities, market value  (1)                                  $     64,988,034
     Investments in interest rate swaps, market value (2)                                    30,100
     Dividends and interest receivable                                                      682,794
     Subscriptions receivable                                                                21,038
     Receivable for investments sold                                                     17,910,871
                                                                                     ---------------
                                                                                     ---------------

            Total assets                                                                 83,632,837
                                                                                     ---------------
                                                                                     ---------------

LIABILITIES:
     Due to investment adviser                                                               28,640
     Redemptions payable                                                                     15,180
     Payable for investments purchased                                                   22,998,730
     Payable to custodian                                                                   885,182
     Call options written, market value                                                       5,100
                                                                                     ---------------
                                                                                     ---------------

            Total liabilities                                                            23,932,832
                                                                                     ---------------
                                                                                     ---------------

NET ASSETS                                                                         $     59,700,005
                                                                                     ===============
                                                                                     ===============

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                 $      5,302,495
     Additional paid-in capital                                                          60,007,363
     Net unrealized appreciation on investments                                             227,541
     Overdistributed net investment income                                                 (737,676)
     Accumulated net realized loss on investments                                        (5,099,718)
                                                                                     ---------------
                                                                                     ---------------

NET ASSETS                                                                         $     59,700,005
                                                                                     ===============
                                                                                     ===============

NET ASSET VALUE PER OUTSTANDING SHARE                                              $         1.1259
                                                                                     ===============
                                                                                     ===============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                         100,000,000
     Outstanding                                                                         53,024,948

(1)  Cost of investments in securities:                                            $     64,760,493
(2)  Cost of investments in interest rate swaps:                                                  0

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
UNAUDITED

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

                                                                                          BOND
                                                                                        PORTFOLIO
                                                                                     ----------------
                                                                                     ----------------
INVESTMENT INCOME:
     Interest                                                                      $       1,948,134
                                                                                     ----------------
                                                                                     ----------------

EXPENSES:
     Management fees                                                                         179,428
                                                                                     ----------------
                                                                                     ----------------

NET INVESTMENT INCOME                                                                      1,768,706
                                                                                     ----------------
                                                                                     ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                                       (324,749)
     Change in net unrealized appreciation on investments                                    (16,230)
                                                                                     ----------------
                                                                                     ----------------

     Net realized and unrealized loss on investments                                        (340,979)
                                                                                     ----------------
                                                                                     ----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $       1,427,727
                                                                                     ================
                                                                                     ================

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2001 AND YEAR ENDED DECEMBER 31, 2000

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

                                                                                    BOND
                                                                                 PORTFOLIO
                                                                      ---------------------------------
                                                                      ---------------------------------
                                                                          2001               2000
                                                                      --------------     --------------
                                                                      --------------     --------------
                                                                        UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                          $     1,768,706    $     3,984,248
     Net realized loss on investments                                      (324,749)        (3,850,602)
     Change in net unrealized appreciation on investments                   (16,230)         4,150,543
                                                                      --------------     --------------
                                                                      --------------     --------------

     Net increase in net assets resulting from operations                 1,427,727          4,284,189
                                                                      --------------     --------------
                                                                      --------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                          (2,660,727)        (3,861,153)
                                                                      --------------     --------------
                                                                      --------------     --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                    5,412,971         14,904,372
     Reinvestment of distributions                                        2,660,727          3,861,153
     Redemptions of shares                                               (6,193,310)       (30,391,592)
                                                                      --------------     --------------
                                                                      --------------     --------------

     Net increase (decrease) in net assets                                1,880,388        (11,626,067)
         resulting from share transactions
                                                                      --------------     --------------
                                                                      --------------     --------------

     Total increase (decrease) in net assets                                647,388        (11,203,031)

NET ASSETS:
     Beginning of period                                                 59,052,617         70,255,648
                                                                      --------------     --------------
                                                                      --------------     --------------

     End of period (1)                                              $    59,700,005    $    59,052,617
                                                                      ==============     ==============
                                                                      ==============     ==============
                                                                                  0
OTHER INFORMATION:

SHARES:
     Sold                                                                 4,648,575         13,008,192
     Issued in reinvestment of distributions                              2,335,160          3,381,700
     Redeemed                                                            (5,318,632)       (26,546,210)
                                                                      --------------     --------------
                                                                      --------------     --------------

     Net increase (decrease)                                              1,665,103        (10,156,318)
                                                                      ==============     ==============
                                                                      ==============     ==============

     (1) Including undistributed (overdistributed) net investment in$ome   (737,676)   $       154,345

     See notes to financial statements.

MAXIM SERIES FUND, INC.

BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001 and the years ended December 31, 2000, 1999, 1998, 1997 and
1996 are as follows:

                                     Six Months                    Year Ended December 31,
                                      Ended         -----------------------------------------------------------
                                                    -----------------------------------------------------------
                                     June 30, 2001    2000        1999         1998        1997        1996
                                     -------------  ---------  ----------  -----------  ----------  ----------
                                     -------------  ---------  ----------  -----------  ----------  ----------
                                           UNAUDITED

Net Asset Value, Beginning of Perio$    1.1498  $    1.1421 $    1.2169 $     1.2119 $    1.2059 $    1.2301

Income from Investment Operations

Net investment income                   0.0349       0.0785      0.0718       0.0740      0.0767      0.0745
Net realized and unrealized gain (loss)(0.0070)      0.0052     (0.0753)      0.0050      0.0060     (0.0242)
                                     ----------   ----------  ----------  -----------  ----------  ----------
                                     ----------   ----------  ----------  -----------  ----------  ----------

Total Income (Loss) From
Investment Operations                   0.0279       0.0837     (0.0035)      0.0790      0.0827      0.0503
                                     ----------   ----------  ----------  -----------  ----------  ----------
                                     ----------   ----------  ----------  -----------  ----------  ----------

Less Distributions

From net investment income             (0.0518)     (0.0760)    (0.0713)     (0.0740)    (0.0767)    (0.0745)
                                     ----------   ----------  ----------  -----------  ----------  ----------
                                     ----------   ----------  ----------  -----------  ----------  ----------

Total Distributions                    (0.0518)     (0.0760)    (0.0713)     (0.0740)    (0.0767)    (0.0745)
                                     ----------   ----------  ----------  -----------  ----------  ----------
                                     ----------   ----------  ----------  -----------  ----------  ----------

Net Asset Value, End of Period     $    1.1259  $    1.1498 $    1.1421 $     1.2169 $    1.2119 $    1.2059
                                     ==========   ==========  ==========  ===========  ==========  ==========
                                     ==========   ==========  ==========  ===========  ==========  ==========


Total Return                             2.42% ^     7.55%      (0.27%)       6.65%       7.07%       4.26%

Net Assets, End of Period          $ 59,700,005 $ 59,052,617$ 70,255,648$ 76,099,882 $ 70,283,703$ 78,093,109

Ratio of Expenses to
Average Net Assets                       0.60% *      0.60%       0.60%        0.60%       0.60%       0.60%

Ratio of Net Investment Income to
Average Net Assets                       5.91% *      6.63%       6.03%        6.00%       6.22%       6.10%

Portfolio Turnover Rate                 79.15% ^     84.08%      67.43%       42.50%      90.81%     117.39%

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------
UNAUDITED

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Bond Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek maximum total return consistent with preservation of capital. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (the Company) and New England Financial.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

     Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Repurchase Agreements

      Repurchase agreements held by the Portfolio are fully collateralized by various U.S. Government agency securities. The collateral is evaluated daily to ensure its market value exceeds the market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. At June 30, 2001, the Portfolio had entered into a repurchase agreement with Morgan Stanley & Co, Inc in the amount of $1,005,000, dated June 29, 2001, due July 2, 2001 at 3.900%, repurchased at $1,005,327.

      Restricted Securities

      The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2001 were $8,382,062, $8,363,436 and 14.01%, respectively.

      Interest Rate Swap Agreements

      An interest rate swap agreement involves the exchange of amounts based on a fixed interest rate for amounts based on variable interest rates over the life of the agreement without the exchange of the underlying face amount. Interest rate differentials paid or received under this agreement are recognized as an adjustment to interest income.

      Option Writing

      Written call options are recorded as a liability on the Statement of Assets and Liabilities and adjusted to current fair value.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      The Portfolio may enter into dollar roll transactions which settle at a specified future date. Amounts owed to brokers under these agreements are included in Payable for investments purchased in the accompanying Statement of Assets & Liabilities. The liability was $5,951,250 at June 30, 2001, and is collateralized by various liquid assets.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At June 30, 2001, the Portfolio had available for federal income tax purposes unused capital loss carryovers of $14,152, $910,215 and $3,112,416, which expire in the years 2002, 2004 and 2008, respectively.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $16,580,817 and $18,739,605, respectively. For the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were $29,664,949 and $36,951,931, respectively.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2001, the U.S. Federal income tax cost basis was $64,760,493. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $714,250 and gross depreciation of securities in which there was an excess of tax cost over value of $486,709, resulting in net appreciation of $227,541.

5.      INTEREST RATE SWAP AGREEMENT

      As of June 30, 2001, the Portfolio had an interest rate swap agreement with Morgan Stanley & Co International Ltd with a net face amount of $2,000,000 and a maturity date of February 15, 2002. The Portfolio is receiving a floating interest rate of the 3-month LIBOR plus 1.75% equal to 5.82% at June 30, 2001, and is paying a fixed interest rate of 3.00%.

6.      CALL OPTIONS WRITTEN

      As of June 30, 2001, covered call options written by the Portfolio were as follows:

      Number                                               Strike Price
        Of         Notional                                   as of
      Options       Amount           Security             June 30, 2001         Expiration
     ----------    ---------    --------------------    -----------------   -------------------


        2,000   $  2,000,000    CUC International    $       100.115            2/15/2002
                                Inc,
                                   3.000%,
                                2/15/2002

                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for the Six Months Ended June 30, 2001 and the Year Ended December 31, 2000

                                   (Section 3)

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
UNAUDITED

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

                                                                                          STOCK
                                                                                          INDEX
                                                                                        PORTFOLIO
                                                                                     -----------------
                                                                                     -----------------
ASSETS:
     Investments in securities, market value  (1)                                  $      911,570,329
     Cash                                                                                      42,645
     Dividends and interest receivable                                                        748,992
     Subscriptions receivable                                                                  16,633
     Receivable for investments sold                                                        5,440,935
     Variation margin on futures contracts                                                     64,855
                                                                                     -----------------
                                                                                     -----------------

            Total assets                                                                  917,884,389
                                                                                     -----------------
                                                                                     -----------------

LIABILITIES:
     Due to investment adviser                                                                441,051
     Redemptions payable                                                                       74,074
     Payable for investments purchased                                                      5,350,492
                                                                                     -----------------
                                                                                     -----------------

            Total liabilities                                                               5,865,617
                                                                                     -----------------
                                                                                     -----------------

NET ASSETS                                                                         $      912,018,772
                                                                                     =================
                                                                                     =================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                 $       29,124,448
     Additional paid-in capital                                                           491,961,172
     Net unrealized appreciation on investments and futures contracts                     344,714,337
     Overdistributed net investment income                                                    (64,401)
     Accumulated net realized gain on investments and futures contracts                    46,283,216
                                                                                     -----------------
                                                                                     -----------------

NET ASSETS                                                                         $      912,018,772
                                                                                     =================
                                                                                     =================

NET ASSET VALUE PER OUTSTANDING SHARE                                              $           3.1315
                                                                                     =================
                                                                                     =================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                           400,000,000
     Outstanding                                                                          291,244,484

(1)  Cost of investments in securities:                                            $      566,630,604

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
UNAUDITED

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

                                                                                           STOCK
                                                                                           INDEX
                                                                                         PORTFOLIO
                                                                                       ---------------
                                                                                       ---------------
INVESTMENT INCOME:
     Interest                                                                        $        156,712
     Dividends                                                                              5,639,438
     Foreign withholding tax                                                                  (27,632)
                                                                                       ---------------
                                                                                       ---------------

     Total income                                                                           5,768,518
                                                                                       ---------------
                                                                                       ---------------

EXPENSES:
     Management fees                                                                        2,843,472
                                                                                       ---------------
                                                                                       ---------------

NET INVESTMENT INCOME                                                                       2,925,046
                                                                                       ---------------
                                                                                       ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                      37,048,967
     Net realized loss on futures contracts                                                (1,090,832)
     Change in net unrealized appreciation on investments                                (104,133,514)
     Change in net unrealized depreciation on futures contracts                              (234,488)
                                                                                       ---------------
                                                                                       ---------------

     Net realized and unrealized loss on investments and futures contracts                (68,409,867)
                                                                                       ---------------
                                                                                       ---------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $    (65,484,821)
                                                                                       ===============
                                                                                       ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2001 AND YEAR ENDED DECEMBER 31, 2000

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

                                                                          STOCK INDEX
                                                                          PORTFOLIO
                                                                        -------------------------------
                                                                        -------------------------------
                                                                            2001             2000
                                                                        --------------   --------------
                                                                        --------------   --------------
                                                                          UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                            $     2,925,046  $     6,736,151
     Net realized gain on investments                                      37,048,967       87,098,455
     Net realized loss on futures contracts                                (1,090,832)      (1,549,157)
     Change in net unrealized appreciation on investments                (104,133,514)    (182,364,795)
     Change in net unrealized appreciation (depreciation)                    (234,488)        (127,332)
        on futures contracts
                                                                        --------------   --------------
                                                                        --------------   --------------

     Net decrease in net assets resulting from operations                 (65,484,821)     (90,206,678)
                                                                        --------------   --------------
                                                                        --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                            (2,939,561)      (6,769,040)
     From net realized gains                                                        0      (99,661,889)
                                                                        --------------   --------------
                                                                        --------------   --------------

     Total distributions                                                   (2,939,561)    (106,430,929)
                                                                        --------------   --------------
                                                                        --------------   --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                     35,553,693      299,693,516
     Reinvestment of distributions                                          2,939,561      106,430,929
     Redemptions of shares                                                (86,028,101)    (347,580,989)
                                                                        --------------   --------------
                                                                        --------------   --------------

     Net increase (decrease) in net assets                                (47,534,847)      58,543,456
         resulting from share transactions
                                                                        --------------   --------------
                                                                        --------------   --------------

     Total decrease in net assets                                        (115,959,229)    (138,094,151)

NET ASSETS:
     Beginning of period                                                1,027,978,001    1,166,072,152
                                                                        --------------   --------------
                                                                        --------------   --------------

     End of period  (1)                                               $   912,018,772  $ 1,027,978,001
                                                                        ==============   ==============
                                                                        ==============   ==============
                                                                                    0
OTHER INFORMATION:

SHARES:
     Sold                                                                  10,971,053       76,014,384
     Issued in reinvestment of distributions                                  938,377       30,284,991
     Redeemed                                                             (26,773,729)     (88,507,293)
                                                                        --------------   --------------
                                                                        --------------   --------------

     Net increase (decrease)                                              (14,864,299)      17,792,082
                                                                        ==============   ==============
                                                                        ==============   ==============

(1) Including overdistributed net investment income                   $       (64,401) $       (49,886)

See notes to financial statements.

MAXIM SERIES FUND, INC.

STOCK INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001 and the years ended December 31, 2000, 1999, 1998, 1997 and
1996 are as follows:

                                Six Months Ended                    Year Ended December 31,

                                June 30, 2001       2000          1999           1998          1997        1996
                                --------------  -------------  ------------   ------------  -----------  ----------
                                --------------  -------------  ------------   ------------  -----------  ----------
                                  UNAUDITED

Net Asset Value, Beginning of Period  3.3582 $      4.0444 $      3.5821  $      2.9474 $     2.3650 $    1.9796

Income from Investment Operations

Net investment income                 0.0101        0.0228        0.0272         0.0283       0.0364      0.0336
Net realized and unrealized gain (los(0.2267)      (0.3350)       0.6682         0.7538       0.7196      0.3960
                                -------------  ------------  ------------   ------------  -----------  ----------
                                -------------  ------------  ------------   ------------  -----------  ----------

Total Income (Loss) From
     Investment Operations           (0.2166)      (0.3122)       0.6954         0.7821       0.7560      0.4296
                                -------------  ------------  ------------   ------------  -----------  ----------
                                -------------  ------------  ------------   ------------  -----------  ----------

Less Distributions

From net investment income           (0.0101)      (0.0229)      (0.0271)       (0.0284)     (0.0364)    (0.0336)
From net realized gains               0.0000       (0.3511)      (0.2060)       (0.1190)     (0.1372)    (0.0106)
                                -------------  ------------  ------------   ------------  -----------  ----------
                                -------------  ------------  ------------   ------------  -----------  ----------

Total Distributions                  (0.0101)      (0.3740)      (0.2331)       (0.1474)     (0.1736)    (0.0442)
                                -------------  ------------  ------------   ------------  -----------  ----------
                                -------------  ------------  ------------   ------------  -----------  ----------

Net Asset Value, End of Period        3.1315 $      3.3582 $      4.0444  $      3.5821 $     2.9474 $    2.3650
                                =============  ============  ============   ============  ===========  ==========
                                =============  ============  ============   ============  ===========  ==========


Total Return                          (6.45%)^      (7.94%)       19.73%         26.79%       32.20%      21.81%

Net Assets, End of Period        912,018,772 $ 1,027,978,00$ 1,166,072,152$ 1,029,722,47$ 817,386,568$ 936,806,358

Ratio of Expenses to
Average Net Assets                     0.60% *       0.60%         0.60%          0.60%        0.60%       0.60%

Ratio of Net Investment Income to
Average Net Assets                     0.62% *       0.60%         0.71%          0.87%        1.15%       1.58%

Portfolio Turnover Rate                4.79% ^      15.71%        10.69%         12.91%       17.30%       3.31%

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------
UNAUDITED

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Stock Index Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Portfolio is nondiversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (the Company) and New England Financial.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.


      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $45,322,255 and $87,473,999, respectively. For the six months ended June 30, 2001, there were no purchases or sales of U.S. Government securities.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2001, the U.S. Federal income tax cost basis was $569,294,283. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $405,297,760 and gross depreciation of securities in which there was an excess of tax cost over value of $63,021,714, resulting in net appreciation of $342,276,046.

5.    FUTURES CONTRACTS

      As of June 30, 2001, the Portfolio had 17 open S&P 500 and 2 open S&P MidCap 400 long futures contracts. The contracts expire in September 2001 and the Portfolio has recorded unrealized depreciation of $198,688 and $26,700, respectively, for a total unrealized depreciation of $225,388.

                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for the Six Months Ended June 30, 2001 and the Year Ended December 31, 2000

                                   (Section 5)

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001
UNAUDITED

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  U.S.
                                                                                  SHORT-TERM                   GOVERNMENT
                                                                                   MATURITY                     MORTGAGE
                                                                                     BOND                      SECURITIES
                                                                                  PORTFOLIO                     PORTFOLIO
                                                                                ---------------               --------------
                                                                                ---------------               --------------
ASSETS:
     Investments in securities, market value  (1)                             $    171,523,521              $   200,529,135
     Investments in interest rate swaps, market value (2)                               84,775                            0
     Cash                                                                                6,475                       10,925
     Dividends and interest receivable                                               2,291,020                    1,520,970
     Subscriptions receivable                                                          331,765                      512,900
     Receivable for investments sold                                                 8,200,020                      914,471
                                                                                ---------------               --------------
                                                                                ---------------               --------------

     Total assets                                                                  182,437,576                  203,488,401
                                                                                ---------------               --------------
                                                                                ---------------               --------------

LIABILITIES:
     Due to investment adviser                                                          82,055                       96,084
     Redemptions payable                                                               422,323                      376,249
     Payable for investments purchased                                               8,086,000                    2,050,233
     Call options written, market value                                                447,275                            0
                                                                                ---------------               --------------
                                                                                ---------------               --------------

     Total liabilities                                                               9,037,653                    2,522,566
                                                                                ---------------               --------------
                                                                                ---------------               --------------

NET ASSETS                                                                    $    173,399,923              $   200,965,835
                                                                                ===============               ==============
                                                                                ===============               ==============

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                            $     16,962,583              $    17,207,960
     Additional paid-in capital                                                    154,798,482                  183,888,638
     Net unrealized appreciation on investments                                      1,871,894                    1,535,929
     Undistributed net investment income                                               358,270                      339,287
     Accumulated net realized loss on investments                                     (591,306)                  (2,005,979)
                                                                                ---------------               --------------
                                                                                ---------------               --------------

NET ASSETS                                                                    $    173,399,923              $   200,965,835
                                                                                ===============               ==============
                                                                                ===============               ==============

NET ASSET VALUE PER OUTSTANDING SHARE                                         $         1.0222              $        1.1679
                                                                                ===============               ==============
                                                                                ===============               ==============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                    300,000,000                  300,000,000
     Outstanding                                                                   169,625,829                  172,079,601

(1)  Cost of investments in securities:                                       $    169,651,627              $   198,993,206
(2)  Cost of investments in interest rate swaps:
See notes to financial statements.



MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
UNAUDITED

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                                   U.S.
                                                                                      SHORT-TERM                GOVERNMENT
                                                                                       MATURITY                  MORTGAGE
                                                                                         BOND                   SECURITIES
                                                                                      PORTFOLIO                 PORTFOLIO
                                                                                    ---------------           ---------------
                                                                                    ---------------           ---------------

INVESTMENT INCOME:
    Interest                                                                      $      5,280,570          $      6,272,541
                                                                                    ---------------           ---------------
                                                                                    ---------------           ---------------

EXPENSES:
    Management fees                                                                        495,808                   583,946
                                                                                    ---------------           ---------------
                                                                                    ---------------           ---------------

NET INVESTMENT INCOME                                                                    4,784,762                 5,688,595
                                                                                    ---------------           ---------------
                                                                                    ---------------           ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain on investments                                                       984,607                   563,338
    Change in net unrealized appreciation on investments                                   (73,323)               (1,033,990)
                                                                                    ---------------           ---------------
                                                                                    ---------------           ---------------

    Net realized and unrealized gain (loss) on investments                                 911,284                  (470,652)
                                                                                    ---------------           ---------------
                                                                                    ---------------           ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $      5,696,046          $      5,217,943
                                                                                    ===============           ===============
                                                                                    ===============           ===============

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2001 AND YEAR ENDED DECEMBER 31, 2000

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

                                                              SHORT-TERM                          U.S. GOVERNMENT
                                                             MATURITY BOND                      MORTGAGE SECURITIES
                                                      PORTFOLIO                             PORTFOLIO
                                                    --------------------------------      --------------------------------
                                                    --------------------------------      --------------------------------
                                                        2001              2000                2001              2000
                                                    --------------    --------------      --------------    --------------
                                                    --------------    --------------      --------------    --------------
                                                      UNAUDITED                             UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                         $     4,784,762   $     8,730,585     $     5,688,595   $    11,344,221
    Net realized gain (loss) on investments               984,607        (1,459,640)            563,338          (995,200)
    Change in net unrealized appreciation on              (73,323)        3,396,771          (1,033,990)        7,909,774
        investments
                                                    --------------    --------------      --------------    --------------
                                                    --------------    --------------      --------------    --------------

    Net increase in net assets resulting from           5,696,046        10,667,716           5,217,943        18,258,795
        operations
                                                    --------------    --------------      --------------    --------------
                                                    --------------    --------------      --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                         (4,759,892)       (8,476,220)         (5,655,645)      (11,298,113)
                                                    --------------    --------------      --------------    --------------
                                                    --------------    --------------      --------------    --------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                  67,646,315       125,059,143          89,716,477       124,706,563
    Reinvestment of distributions                       4,759,892         8,476,220           5,655,645        11,298,113
    Redemptions of shares                             (55,566,155)     (118,023,614)        (76,371,512)     (143,740,038)
                                                    --------------    --------------      --------------    --------------
                                                    --------------    --------------      --------------    --------------

    Net increase (decrease) in net assets              16,840,052        15,511,749          19,000,610        (7,735,362)
        resulting from share transactions
                                                    --------------    --------------      --------------    --------------
                                                    --------------    --------------      --------------    --------------

    Total increase (decrease) in net assets            17,776,206        17,703,245          18,562,908          (774,680)

NET ASSETS:
    Beginning of period                               155,623,717       137,920,472         182,402,927       183,177,607
                                                    --------------    --------------      --------------    --------------
                                                    --------------    --------------      --------------    --------------

    End of period  (1)                            $   173,399,923   $   155,623,717     $   200,965,835   $   182,402,927
                                                    ==============    ==============      ==============    ==============
                                                    ==============    ==============      ==============    ==============

OTHER INFORMATION:

SHARES:
    Sold                                               65,587,969       124,326,673          75,720,542       109,702,511
    Issued in reinvestment of distributions             4,642,066         8,448,301           4,816,425         9,926,975
    Redeemed                                          (53,861,296)     (117,154,549)        (64,542,793)     (126,368,136)
                                                    --------------    --------------      --------------    --------------
                                                    --------------    --------------      --------------    --------------

    Net increase (decrease)                            16,368,739        15,620,425          15,994,174        (6,738,650)
                                                    ==============    ==============      ==============    ==============
                                                    ==============    ==============      ==============    ==============

(1) Including undistributed net investment income $       358,270   $       333,400     $       339,287   $       306,337

See notes to financial statements.


MAXIM SERIES FUND, INC.

SHORT-TERM MATURITY BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Selected  data for a share of capital  stock of the portfolio for the six months ended June 30, 2001 and the years ended December 31, 2000,  1999, 1998, 1997 and
1996 are as follows:

                                   Six Months End                      Year Ended December 31,
                                                   -------------------------------------------------------------
                                                   -------------------------------------------------------------
                                   June 30, 2001      2000         1999         1998        1997        1996
                                   -------------  ------------  -----------  -----------  ----------  ----------
                                   -------------  ------------  -----------  -----------  ----------  ----------
                                     UNAUDITED

Net Asset Value, Beginning of Per$od   1.0154  $     1.0021 $     1.0204 $     1.0134 $    1.0065 $    1.0092

Income from Investment Operations

Net investment income                  0.0290        0.0589       0.0520       0.0546      0.0534      0.0489
Net realized and unrealized gain (loss)0.0069        0.0117      (0.0183)      0.0087      0.0070     (0.0027)
                                   -----------   -----------  -----------  -----------  ----------  ----------
                                   -----------   -----------  -----------  -----------  ----------  ----------

Total Income From
     Investment Operations             0.0359        0.0706       0.0337       0.0633      0.0604      0.0462
                                   -----------   -----------  -----------  -----------  ----------  ----------
                                   -----------   -----------  -----------  -----------  ----------  ----------

Less Distributions

From net investment income            (0.0291)      (0.0573)     (0.0517)     (0.0543)    (0.0534)    (0.0489)
From net realized gains                0.0000        0.0000      (0.0003)     (0.0020)    (0.0001)     0.0000
                                   -----------   -----------  -----------  -----------  ----------  ----------
                                   -----------   -----------  -----------  -----------  ----------  ----------

Total Distributions                   (0.0291)      (0.0573)     (0.0520)     (0.0563)    (0.0535)    (0.0489)
                                   -----------   -----------  -----------  -----------  ----------  ----------
                                   -----------   -----------  -----------  -----------  ----------  ----------

Net Asset Value, End of Period   $     1.0222  $     1.0154 $     1.0021 $     1.0204 $    1.0134 $    1.0065
                                   ===========   ===========  ===========  ===========  ==========  ==========
                                   ===========   ===========  ===========  ===========  ==========  ==========
                                      (0.0000)

Total Return                            3.55% ^       7.24%        3.37%        6.36%       6.14%       4.70%

Net Assets, End of Period        $ 173,399,923 $ 155,623,717$ 137,920,472$ 110,917,091$ 78,367,545$ 39,503,114

Ratio of Expenses to
Average Net Assets                      0.60% *       0.60%        0.60%        0.60%       0.60%       0.60%

Ratio of Net Investment Income to
Average Net Assets                      5.78% *       5.93%        5.29%        5.45%       5.47%       5.15%

Portfolio Turnover Rate                46.40% ^      85.06%       45.60%       37.33%      84.59%      51.71%

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

MAXIM SERIES FUND, INC.

U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Selected  data for a share of capital  stock of the portfolio for the six months ended June 30, 2001 and the years ended December 31, 2000,  1999, 1998, 1997 and
1996 are as follows:

                                    Six Months End                     Year Ended December 31,
                                                     ----------------------------------------------------------------
                                                     ----------------------------------------------------------------
                                    June 30, 2001      2000         1999         1998          1997         1996
                                    --------------   -----------  -----------  -----------   -----------  -----------
                                    --------------   -----------  -----------  -----------   -----------  -----------
                                      UNAUDITED

Net Asset Value, Beginning of Peri$d     1.1686 $     1.1250 $     1.1863 $     1.1743  $     1.1519 $     1.1786

Income from Investment Operations

Net investment income                    0.0334       0.0743       0.0676       0.0700        0.0745       0.0751
Net realized and unrealized gain (loss) (0.0007)      0.0424      (0.0619)      0.0118        0.0224      (0.0267)
                                    ------------  -----------  -----------  -----------   -----------  -----------
                                    ------------  -----------  -----------  -----------   -----------  -----------

Total Income From
     Investment Operations               0.0327       0.1167       0.0057       0.0818        0.0969       0.0484
                                    ------------  -----------  -----------  -----------   -----------  -----------
                                    ------------  -----------  -----------  -----------   -----------  -----------

Less Distributions

From net investment income              (0.0334)     (0.0731)     (0.0670)     (0.0698)      (0.0745)     (0.0751)
                                    ------------  -----------  -----------  -----------   -----------  -----------
                                    ------------  -----------  -----------  -----------   -----------  -----------

Total Distributions                     (0.0334)     (0.0731)     (0.0670)     (0.0698)      (0.0745)     (0.0751)
                                    ------------  -----------  -----------  -----------   -----------  -----------
                                    ------------  -----------  -----------  -----------   -----------  -----------

Net Asset Value, End of Period    $      1.1679 $     1.1686 $     1.1250 $     1.1863  $     1.1743 $     1.1519
                                    ============  ===========  ===========  ===========   ===========  ===========
                                    ============  ===========  ===========  ===========   ===========  ===========
                                        (0.0000)

Total Return                              2.80% ^     10.71%        0.51%        7.12%         8.64%        4.29%

Net Assets, End of Period         $ 200,965,835 $ 182,402,927$ 183,177,607$ 192,302,277 $ 162,184,386$ 138,465,908

Ratio of Expenses to
Average Net Assets                        0.60% *      0.60%        0.60%        0.60%         0.60%        0.60%

Ratio of Net Investment Income to
Average Net Assets                        5.84% *      6.39%        5.86%        5.98%         6.44%        6.51%

Portfolio Turnover Rate                  16.66% ^     26.97%       46.74%      108.19%        34.01%       94.63%

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------
UNAUDITED

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Short-Term Maturity Bond and U.S. Government Mortgage Securities Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek maximum total return that is consistent with preservation of capital and liquidity for the Short-Term Maturity Bond Portfolio and to seek the highest level of return consistent with preservation of capital and substantial credit protection for the U.S. Government Mortgage Securities Portfolio. The Portfolios are nondiversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (the Company) and New England Financial.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

     Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Repurchase Agreements

      Repurchase agreements held by the Short-Term Maturity Bond Portfolio are fully collateralized by various U.S. Government agency securities. The collateral is evaluated daily to ensure its market value exceeds the market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Short-Term Maturity Bond Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. At June 30, 2001, the Short-Term Maturity Bond Portfolio had entered into a repurchase agreement with Morgan Stanley & Co, Inc in the amount of $8,086,000, dated June 29, 2001, due July 2, 2001 at 3.900%, repurchased at $8,088,628.


      Restricted Securities

      The Short-Term Maturity Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2001 were $13,114,029, $13,258,691 and 7.65%, respectively.

      Interest Rate Swap Agreements

      An interest rate swap agreement involves the exchange of amounts based on a fixed interest rate for amounts based on variable interest rates over the life of the agreement without the exchange of the underlying face amount. Interest rate differentials paid or received under this agreement are recognized as an adjustment to interest income.

      Option Writing

      Written call options are recorded as a liability on the Statement of Assets and Liabilities and adjusted to current fair value.

      Dividends

      Dividends from net investment income of the Portfolios are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

      Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At June 30, 2001, the Short-Term Maturity Bond Portfolio had available for federal income tax purposes unused capital loss carryovers of $105,825 and $1,366,242, which expire in the years 2007 and 2008, respectively, and the U.S. Government Mortgage Securities Portfolio had available for federal income tax purposes unused capital loss carryovers of $1,374,318, $190,312 and $796,257, which expire in the years 2002, 2004 and 2008, respectively.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolios. The management fee encompasses fund operation expenses.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

                                                                 Purchases           Sales
                                                               --------------    --------------

     Short-Term Maturity Bond Portfolio                     $     40,079,082  $     40,719,981
     U.S. Government Mortgage Securities Portfolio

                                                                    0                0

      For the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were as follows:

                                                                 Purchases           Sales
                                                               --------------    --------------

     Short-Term Maturity Bond Portfolio                     $     39,839,718  $     33,113,482
     U.S. Government Mortgage Securities Portfolio                52,413,992        32,008,030

4.    UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2001, were as follows:

                               Cost For
                                Income                                                 Net
                                 Tax              Gross             Gross          Unrealized
                               Purposes       Appreciation      Depreciation      Appreciation
                             -------------    --------------    --------------    --------------

     Short-Term Maturity
        Bond Portfolio     $  169,651,627  $      2,306,003  $                 $     1,871,894
                                                                     (434,109)
     U.S. Government
        Mortgage
        Securities            198,993,206         2,682,557        (1,146,628)       1,535,929
        Portfolio

5.      INTEREST RATE SWAP AGREEMENTS

      As of June 30, 2001, the Short-Term Maturity Bond Portfolio had the following interest rate swap agreements with Morgan Stanley & Co International Ltd and Morgan Stanley Capital Services, Inc:

                                                  Floating Interest                   Fixed
                                                                                    Interest
         Face           Maturity Date               Rate Received                   Rate Paid
     --------------    --------------   --------------------------------------    --------------

      $3,000,000          02/15/02         3 Month LIBOR plus 1.75% equal to             3.00%
                                                         5.82%
      $2,500,000          10/15/02        3 Month LIBOR plus 1.65% equal to              5.00%
                                                        7.33%


6.


CALL OPTIONS WRITTEN

      As of June 30, 2001, covered call options written by the Short-Term Maturity Bond Portfolio were as follows:

       Number                                                  Strike Price
         Of           Notional                                     as of
       Options         Amount              Security              June 30,         Expiration
                                                                   2001
     ------------   -------------    ----------------------    -------------    ----------------

         3,000    $  3,000,000       CUC International      $     100.115           2/15/2002
                                     Inc,
                                3.000%, 2/15/2002
         2,500       2,500,000       Magna International          100.000          10/15/2002
                                     Inc,
                               5.000%, 10/15/2002



                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for the Six Months Ended June 30, 2001and the Year Ended December 31, 2000


                                   (Section 4)

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
UNAUDITED

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

                                                                                   U.S. GOVERNMENT
                                                                                     SECURITIES
                                                                                      PORTFOLIO
                                                                                 --------------------
                                                                                 --------------------
ASSETS:
     Investments in securities, market value  (1)                              $          84,020,964
     Cash                                                                                     11,472
     Dividends and interest receivable                                                       762,976
     Subscriptions receivable                                                                 14,763
     Receivable for investments sold                                                       1,095,784
                                                                                 --------------------
                                                                                 --------------------

            Total assets                                                                  85,905,959
                                                                                 --------------------
                                                                                 --------------------

LIABILITIES:
     Due to investment adviser                                                                40,526
     Redemptions payable                                                                      60,464
     Payable for investments purchased                                                     1,022,632
                                                                                 --------------------
                                                                                 --------------------

            Total liabilities                                                              1,123,622
                                                                                 --------------------
                                                                                 --------------------

NET ASSETS                                                                     $          84,782,337
                                                                                 ====================
                                                                                 ====================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                             $           7,817,854
     Additional paid-in capital                                                           77,880,920
     Net unrealized appreciation on investments                                              648,923
     Undistributed net investment income                                                     182,280
     Accumulated net realized loss on investments                                         (1,747,640)
                                                                                 --------------------
                                                                                 --------------------

NET ASSETS                                                                     $          84,782,337
                                                                                 ====================
                                                                                 ====================

NET ASSET VALUE PER OUTSTANDING SHARE                                          $              1.0845
                                                                                 ====================
                                                                                 ====================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                          200,000,000
     Outstanding                                                                          78,178,542

(1)  Cost of investments in securities:                                        $          83,372,041

See notes to financial statements.



MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
UNAUDITED
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

                                                                                    U.S. GOVERNMENT
                                                                                      SECURITIES
                                                                                      PORTFOLIO
                                                                                   -----------------
                                                                                   -----------------
INVESTMENT INCOME:
     Interest                                                                    $        2,647,287
                                                                                   -----------------
                                                                                   -----------------

EXPENSES:
     Management fees                                                                        249,515
                                                                                   -----------------
                                                                                   -----------------

NET INVESTMENT INCOME                                                                     2,397,772
                                                                                   -----------------
                                                                                   -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                       828,473
     Change in net unrealized appreciation on investments                                  (991,620)
                                                                                   -----------------
                                                                                   -----------------

     Net realized and unrealized loss on investments                                       (163,147)
                                                                                   -----------------
                                                                                   -----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $        2,234,625
                                                                                   =================
                                                                                   =================

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2001 AND YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

                                                                             U.S. GOVERNMENT
                                                                           SECURITIES PORTFOLIO
                                                                     ---------------------------------
                                                                     ---------------------------------
                                                                          2001              2000
                                                                     ---------------    --------------
                                                                     ---------------    --------------
                                                                       UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                         $      2,397,772   $     5,029,944
     Net realized gain (loss) on investments                                828,473          (553,682)
     Change in net unrealized appreciation on investments                  (991,620)        3,501,065
                                                                     ---------------    --------------
                                                                     ---------------    --------------

     Net increase in net assets resulting from operations                 2,234,625         7,977,327
                                                                     ---------------    --------------
                                                                     ---------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                          (2,385,281)       (4,960,890)
                                                                     ---------------    --------------
                                                                     ---------------    --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                   20,130,742        39,480,847
     Reinvestment of distributions                                        2,385,281         4,960,890
     Redemptions of shares                                              (22,271,127)      (39,361,934)
                                                                     ---------------    --------------
                                                                     ---------------    --------------

     Net increase in net assets resulting from share transactions           244,896         5,079,803
                                                                     ---------------    --------------
                                                                     ---------------    --------------

     Total increase in net assets                                            94,240         8,096,240

NET ASSETS:
     Beginning of period                                                 84,688,097        76,591,857
                                                                     ---------------    --------------
                                                                     ---------------    --------------

     End of period (1)                                             $     84,782,337   $    84,688,097
                                                                     ===============    ==============
                                                                     ===============    ==============
                                                                                  0
OTHER INFORMATION:

SHARES:
     Sold                                                                18,310,026        37,302,448
     Issued in reinvestment of distributions                              2,187,119         4,683,846
     Redeemed                                                           (20,267,518)      (37,267,130)
                                                                     ---------------    --------------
                                                                     ---------------    --------------

     Net increase                                                           229,627         4,719,164
                                                                     ===============    ==============
                                                                     ===============    ==============

(1) Including undistributed net investment income                  $        182,280   $       169,789

See notes to financial statements.

MAXIM SERIES FUND, INC.

U.S. GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001 and the years ended December 31, 2000, 1999, 1998, 1997 and
1996 are as follows:

                                     Six Months                         Year Ended December 31,
                                       Ended           -----------------------------------------------------------
                                                       -----------------------------------------------------------
                                     June 30, 2001     2000        1999        1998         1997        1996
                                     --------------  ---------  ----------  ----------   ----------  ----------
                                     --------------  ---------  ----------  ----------   ----------  ----------
                                     UNAUDITED

Net Asset Value, Beginning of Perio$    1.0865  $    1.0459 $    1.1049 $    1.0918  $    1.0738 $    1.1001

Income from Investment Operations

Net investment income                   0.0320       0.0675      0.0630      0.0646       0.0707      0.0675
Net realized and unrealized gain (loss)(0.0021)      0.0398     (0.0600)     0.0126       0.0180     (0.0263)
                                     ----------   ----------  ----------  ----------   ----------  ----------
                                     ----------   ----------  ----------  ----------   ----------  ----------

Total Income From
     Investment Operations              0.0299       0.1073      0.0030      0.0772       0.0887      0.0412
                                     ----------   ----------  ----------  ----------   ----------  ----------
                                     ----------   ----------  ----------  ----------   ----------  ----------

Less Distributions

From net investment income             (0.0319)     (0.0667)    (0.0620)    (0.0641)     (0.0707)    (0.0675)
                                     ----------   ----------  ----------  ----------   ----------  ----------
                                     ----------   ----------  ----------  ----------   ----------  ----------

Total Distributions                    (0.0319)     (0.0667)    (0.0620)    (0.0641)     (0.0707)    (0.0675)
                                     ----------   ----------  ----------  ----------   ----------  ----------
                                     ----------   ----------  ----------  ----------   ----------  ----------

Net Asset Value, End of Period     $    1.0845  $    1.0865 $    1.0459 $    1.1049  $    1.0918 $    1.0738
                                     ==========   ==========  ==========  ==========   ==========  ==========
                                     ==========   ==========  ==========  ==========   ==========  ==========
                                        0.0000

Total Return                             2.75% ^     10.58%       0.30%       7.24%        8.51%       3.92%

Net Assets, End of Period          $ 84,782,337 $ 84,688,097$ 76,591,857$ 78,875,126 $ 58,311,917$ 64,077,863

Ratio of Expenses to
Average Net Assets                       0.60% *      0.60%       0.60%       0.60%        0.60%       0.60%

Ratio of Net Investment Income to
Average Net Assets                       5.77% *      6.44%       5.83%       5.91%        6.32%       6.22%

Portfolio Turnover Rate                 44.26% ^     32.95%      51.82%      56.64%       55.54%     145.02%

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------
UNAUDITED

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the U.S. Government Securities Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Portfolio is diversified as defined in the 1940 Act.
      The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (the Company) and New England Financial.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

     Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.


      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At June 30, 2001, the Portfolio had available for federal income tax purposes unused capital loss carryovers of $1,817,386, $205,045 and $361,114 which expire in the years 2002, 2004 and 2008, respectively.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2001, the aggregate cost of purchases of investment securities (excluding all U.S. Government securities and short-term securities) were $2,946,752. For the same period, there were no sales of non-U.S. Government investment securities. For the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were $34,417,590 and $35,878,760, respectively.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2001, the U.S. Federal income tax cost basis was $83,372,041. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,218,789 and gross depreciation of securities in which there was an excess of tax cost over value of $569,866, resulting in net appreciation of $648,923.

                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for the Six Months Ended June 30, 2001 and the Year Ended December 31, 2000

                                   (Section 6)

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001
UNAUDITED

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  LOOMIS SAYLES
                                                                                         BOND                       SMALL-CAP
                                                                                         INDEX                        VALUE
                                                                                       PORTFOLIO                    PORTFOLIO
                                                                                    ----------------             ----------------
                                                                                    ----------------             ----------------
ASSETS:
     Investments in securities, market value  (1)                                 $     183,211,291            $     187,903,693
     Cash                                                                                    11,818                       11,748
     Dividends and interest receivable                                                    2,012,755                      233,504
     Subscriptions receivable                                                               488,480                      505,641
     Receivable for investments sold                                                     10,430,974                    5,717,422
                                                                                    ----------------             ----------------
                                                                                    ----------------             ----------------

     Total assets                                                                       196,155,318                  194,372,008
                                                                                    ----------------             ----------------
                                                                                    ----------------             ----------------

LIABILITIES:
     Due to investment adviser                                                               72,874                      161,045
     Redemptions payable                                                                    510,611                      364,987
     Payable for investments purchased                                                   10,407,936                    7,136,832
                                                                                    ----------------             ----------------
                                                                                    ----------------             ----------------

     Total liabilities                                                                   10,991,421                    7,662,864
                                                                                    ----------------             ----------------
                                                                                    ----------------             ----------------

NET ASSETS                                                                        $     185,163,897            $     186,709,144
                                                                                    ================             ================
                                                                                    ================             ================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                $      14,408,461            $      10,730,903
     Additional paid-in capital                                                         170,992,142                  140,063,330
     Net unrealized appreciation on investments                                           3,296,242                   26,283,197
     Undistributed (overdistributed) net investment income                                  260,047                      (19,533)
     Accumulated net realized gain (loss) on investments                                 (3,792,995)                   9,651,247
                                                                                    ----------------             ----------------
                                                                                    ----------------             ----------------

NET ASSETS                                                                        $     185,163,897            $     186,709,144
                                                                                    ================             ================
                                                                                    ================             ================

NET ASSET VALUE PER OUTSTANDING SHARE                                             $          1.2851            $          1.7399
                                                                                    ================             ================
                                                                                    ================             ================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                         200,000,000                  200,000,000
     Outstanding                                                                        144,084,608                  107,309,033

(1)  Cost of investments in securities:                                           $     179,915,049            $     161,620,496

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
UNAUDITED

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                LOOMIS SAYLES
                                                                                          BOND                    SMALL-CAP
                                                                                          INDEX                     VALUE
                                                                                        PORTFOLIO                 PORTFOLIO
                                                                                     ----------------          -----------------
                                                                                     ----------------          -----------------

INVESTMENT INCOME:
    Interest                                                                       $       5,401,801         $          265,374
    Dividends                                                                                                         1,146,630
                                                                                     ----------------          -----------------
                                                                                     ----------------          -----------------

    Total income                                                                           5,401,801                  1,412,004
                                                                                     ----------------          -----------------
                                                                                     ----------------          -----------------

EXPENSES:
    Audit fees                                                                                                            5,045
    Investment administration                                                                                            58,344
    Bank and custodial fees                                                                                              16,622
    Other expenses                                                                                                       19,968
    Management fees                                                                          428,309                    878,032
                                                                                     ----------------          -----------------
                                                                                     ----------------          -----------------

    Total expenses                                                                           428,309                    978,011

    Less amount reimbursed by investment adviser                                                                         18,120
                                                                                     ----------------          -----------------
                                                                                     ----------------          -----------------

    Net expenses                                                                             428,309                    959,891
                                                                                     ----------------          -----------------
                                                                                     ----------------          -----------------

NET INVESTMENT INCOME                                                                      4,973,492                    452,113
                                                                                     ----------------          -----------------
                                                                                     ----------------          -----------------
                                                                                                                              0
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain on investments                                                         262,025                 10,429,938
    Change in net unrealized appreciation on investments                                  (1,192,234)                 4,459,800
                                                                                     ----------------          -----------------
                                                                                     ----------------          -----------------

    Net realized and unrealized gain (loss) on investments                                  (930,209)                14,889,738
                                                                                     ----------------          -----------------
                                                                                     ----------------          -----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $       4,043,283         $       15,341,851
                                                                                     ================          =================
                                                                                     ================          =================

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2001 AND YEAR ENDED DECEMBER 31, 2000

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                    LOOMIS SAYLES
                                                                BOND INDEX                         SMALL-CAP VALUE
                                                                PORTFOLIO                            PORTFOLIO
                                                            ------------------------------       ------------------------------
                                                            ------------------------------       ------------------------------
                                                               2001              2000                2001             2000
                                                            ------------      ------------       -------------     ------------
                                                            ------------------------------       ------------------------------
                                                                UNAUDITED                            UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                 $   4,973,492     $   8,539,989      $      452,113    $     950,225
    Net realized gain (loss) on investments                     262,025          (894,947)         10,429,938        4,691,091
    Change in net unrealized appreciation on investments     (1,192,234)        7,343,445           4,459,800       18,316,420
                                                            ------------      ------------       -------------     ------------
                                                            ------------      ------------       -------------     ------------
                                                                                                            0                0

    Net increase in net assets resulting from operations      4,043,283        14,988,487          15,341,851       23,957,736
                                                            ------------      ------------       -------------     ------------
                                                            ------------      ------------       -------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                               (4,944,159)       (8,334,375)           (457,114)        (944,390)
    From net realized gains                                           0                 0                   0       (4,427,714)
                                                            ------------      ------------       -------------     ------------
                                                            ------------      ------------       -------------     ------------

    Total distributions                                      (4,944,159)       (8,334,375)           (457,114)      (5,372,104)
                                                            ------------      ------------       -------------     ------------
                                                            ------------      ------------       -------------     ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                       112,507,127       116,291,484          78,053,856      146,884,108
    Reinvestment of distributions                             4,944,159         8,334,375             457,114        5,372,104
    Redemptions of shares                                   (79,376,774)      (116,774,393)       (76,926,013)     (93,690,300)
                                                            ------------      ------------       -------------     ------------
                                                            ------------      ------------       -------------     ------------

    Net increase in net assets resulting from share          38,074,512         7,851,466           1,584,957       58,565,912
        transactions
                                                            ------------      ------------       -------------     ------------
                                                            ------------      ------------       -------------     ------------

    Total increase in net assets                             37,173,636        14,505,578          16,469,694       77,151,544

NET ASSETS:
    Beginning of period                                     147,990,261       133,484,683         170,239,450       93,087,906
                                                            ------------      ------------       -------------     ------------
                                                            ------------      ------------       -------------     ------------

    End of period  (1)                                    $ 185,163,897     $ 147,990,261      $  186,709,144    $ 170,239,450
                                                            ============      ============       =============     ============
                                                            ============      ============       =============     ============

OTHER INFORMATION:

SHARES:
    Sold                                                     86,141,442        92,979,785          48,221,899       98,176,314
    Issued in reinvestment of distributions                   3,821,178         6,657,295             266,175        3,566,313
    Redeemed                                                (60,917,392)      (93,334,060)        (47,857,003)     (64,799,425)
                                                            ------------      ------------       -------------     ------------
                                                            ------------      ------------       -------------     ------------

    Net increase                                             29,045,228         6,303,020             631,071       36,943,202
                                                            ============      ============       =============     ============
                                                            ============      ============       =============     ============

(1) Including undistributed (overdistributed)             $     260,047     $     230,714      $      (19,533)   $     (14,532)
     net investment income

See notes to financial statements.

MAXIM SERIES FUND, INC.

BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Selected  data for a share of capital  stock of the portfolio for the six months ended June 30, 2001 and the years ended December 31, 2000,  1999, 1998, 1997 and
1996 are as follows:

                                    Six Months                         Year Ended December 31,
                                     Ended         -----------------------------------------------------------------
                                                   -----------------------------------------------------------------
                                    June 30, 2001     2000          1999         1998         1997          1996
                                    -------------  -----------   -----------  -----------  -----------   -----------
                                    -------------  -----------   -----------  -----------  -----------   -----------
                                     UNAUDITED

Net Asset Value, Beginning of Peri$d    1.2864 $     1.2276  $     1.3010 $     1.2856 $     1.2774  $     1.3161

Income from Investment Operations

Net investment income                   0.0348       0.0776        0.0695       0.0737       0.0769        0.0777
Net realized and unrealized gain (loss)(0.0011)      0.0570       (0.0736)      0.0154       0.0081       (0.0387)
                                    -----------  -----------   -----------  -----------  -----------   -----------
                                    -----------  -----------   -----------  -----------  -----------   -----------

Total Income (Loss) From
     Investment Operations              0.0337       0.1346       (0.0041)      0.0891       0.0850        0.0390
                                    -----------  -----------   -----------  -----------  -----------   -----------
                                    -----------  -----------   -----------  -----------  -----------   -----------

Less Distributions

From net investment income             (0.0350)     (0.0758)      (0.0693)     (0.0737)     (0.0768)      (0.0777)
                                    -----------  -----------   -----------  -----------  -----------   -----------
                                    -----------  -----------   -----------  -----------  -----------   -----------

Total Distributions                    (0.0350)     (0.0758)      (0.0693)     (0.0737)     (0.0768)      (0.0777)
                                    -----------  -----------   -----------  -----------  -----------   -----------
                                    -----------  -----------   -----------  -----------  -----------   -----------

Net Asset Value, End of Period    $     1.2851 $     1.2864  $     1.2276 $     1.3010 $     1.2856  $     1.2774
                                    ===========  ===========   ===========  ===========  ===========   ===========
                                    ===========  ===========   ===========  ===========  ===========   ===========
                                        0.0000

Total Return                             2.62% ^     11.28%        (0.31%)       7.08%        6.85%         3.14%

Net Assets, End of Period         $ 185,163,897$ 147,990,261 $ 133,484,683$ 130,436,898$ 114,875,960 $ 100,722,152

Ratio of Expenses to
Average Net Assets                       0.50% *      0.50%         0.56%        0.60%        0.60%         0.60%

Ratio of Net Investment Income to
Average Net Assets                       5.79% *      6.24%         5.56%        5.69%        6.02%         6.08%

Portfolio Turnover Rate                  9.96% ^     27.38%       127.95%       59.84%      140.35%       118.50%

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

MAXIM SERIES FUND, INC.

LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Selected  data for a share of capital  stock of the portfolio for the six months ended June 30, 2001 and the years ended December 31, 2000,  1999, 1998, 1997 and
1996 are as follows:

                                     Six Months                          Year Ended December 31,
                                       Ended         --------------------------------------------------------------
                                                     --------------------------------------------------------------
                                     June 30, 2001      2000         1999         1998         1997        1996
                                     --------------  ----------  -----------  -----------  -----------  ----------
                                     --------------  ----------  -----------  -----------  -----------  ----------
                                       UNAUDITED

Net Asset Value, Beginning of Perio$     1.5958  $     1.3349 $     1.4482 $     1.5316 $     1.4028 $    1.1605

Income from Investment Operations

Net investment income                    0.0042        0.0107       0.0079       0.0139       0.0103      0.0091
Net realized and unrealized gain (loss)  0.1442        0.3024      (0.0219)     (0.0492)      0.3273      0.3376
                                     -----------   -----------  -----------  -----------  -----------  ----------
                                     -----------   -----------  -----------  -----------  -----------  ----------

Total Income (Loss) From
Investment Operations                    0.1484        0.3131      (0.0140)     (0.0353)      0.3376      0.3467
                                     -----------   -----------  -----------  -----------  -----------  ----------
                                     -----------   -----------  -----------  -----------  -----------  ----------

Less Distributions

From net investment income              (0.0043)      (0.0105)     (0.0084)     (0.0138)     (0.0100)    (0.0091)
From net realized gains                  0.0000       (0.0417)     (0.0909)     (0.0343)     (0.1988)    (0.0953)
                                     -----------   -----------  -----------  -----------  -----------  ----------
                                     -----------   -----------  -----------  -----------  -----------  ----------

Total Distributions                     (0.0043)      (0.0522)     (0.0993)     (0.0481)     (0.2088)    (0.1044)
                                     -----------   -----------  -----------  -----------  -----------  ----------
                                     -----------   -----------  -----------  -----------  -----------  ----------

Net Asset Value, End of Period     $     1.7399  $     1.5958 $     1.3349 $     1.4482 $     1.5316 $    1.4028
                                     ===========   ===========  ===========  ===========  ===========  ==========
                                     ===========   ===========  ===========  ===========  ===========  ==========


Total Return                              9.29% ^      23.74%       (0.43%)      (2.28%)      24.50%      30.09%

Net Assets, End of Period          $ 186,709,144 $ 170,239,450$ 93,087,906 $ 127,807,361$ 183,322,635$ 79,944,926

Ratio of Expenses to Average Net Assets:
- Before Reimbursement                    1.11% *       1.16%        1.15%        1.11%        1.11%       1.27%
- After Reimbursement #                   1.09% *       1.16%        1.14%        1.11%        1.11%       1.26%

Ratio of Net Investment Income to
Average Net Assets:
- Before Reimbursement                    0.49% *       0.87%        0.52%        0.81%        0.89%       0.97%
- After Reimbursement #                   0.51% *       0.87%        0.53%        0.81%        0.89%       0.98%

Portfolio Turnover Rate                  50.11% ^     122.31%      105.57%      149.12%       93.28%      62.63%

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.

                                                                                                      (Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------
UNAUDITED

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Bond Index and Loomis Sayles Small-Cap Value Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek investment results that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index for the Bond Index Portfolio and to seek long-term capital growth for the Loomis Sayles Small-Cap Value Portfolio. The Portfolios are diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (the Company) and New England Financial.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

     Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Repurchase Agreements

      Repurchase agreements held by the Portfolios are fully collateralized by various U.S. Government agency securities. The collateral is evaluated daily to ensure its market value exceeds the market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. At June 30, 2001, the Bond Index Portfolio and Loomis Sayles Small-Cap Value Portfolios had entered into repurchase agreements with Morgan Stanley & Co, Inc in the amounts of $5,265,000 and $4,414,000, respectively, dated June 29, 2001, due July 2,
      2001 at 3.900%, repurchased at $5,266,711 and $4,415,435, respectively.


      Restricted Securities

      The Bond Index Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2001 were $2,546,185, $2,560,475 and 1.38%, respectively.

      Dividends

      Dividends from net investment income of the Bond Index Portfolio are declared and paid quarterly. Dividends from net investment income of the Loomis Sayles Small-Cap Value Portfolio are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection for the Bond Index Portfolio and on the basis of the first-in, first-out method (FIFO) for the Loomis Sayles Small-Cap Value Portfolio

      Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At June 30, 2001, the Bond Index Portfolio had available for federal income tax purposes unused capital loss carryovers of $442,435, $390,109, $2,294,798 and $318,068, which expire in the years 2004, 2006, 2007 and 2008, respectively.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of 0.50% of the average daily net assets of the Bond Index Portfolio and 1.00% of the average daily net assets of the Loomis Sayles Small-Cap Value Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.30% of the average daily net assets of the Loomis Sayles Small-Cap Value Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods. For the Bond Index Portfolio, the management fee encompasses fund operation expenses.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

                                                                 Purchases           Sales
                                                               --------------    --------------

     Bond Index Portfolio                                   $     13,918,885  $      3,087,864
     Loomis Sayles Small-Cap Value Portfolio                      86,827,416        83,838,517







      For the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were $34,713,979 and $13,473,200, respectively, for the Bond Index
      Portfolio. There were no purchases or sales of U.S. Government securities in the Loomis Sayles Small-Cap Value Portfolio.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2001, were as follows:

                               Cost For
                                Income                                                 Net
                                 Tax              Gross             Gross          Unrealized
                               Purposes       Appreciation      Depreciation      Appreciation
                             -------------    --------------    --------------    --------------

     Bond Index Portfolio  $  179,915,049  $      4,040,145  $                 $     3,296,242
                                                                     (743,903)
     Loomis Sayles
        Small-Cap Value
        Portfolio             162,031,258        30,053,320                         25,872,435
                                                                   (4,180,885)

                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for the Six Months Ended June 30, 2001 and the Year Ended December 31, 2000

                                   (Section 7)

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
UNAUDITED

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

                                                                                       GROWTH
                                                                                        INDEX
                                                                                      PORTFOLIO
                                                                                   ----------------
                                                                                   ----------------
ASSETS:
     Investments in securities, market value   (1)                               $     298,868,073
     Cash                                                                                   94,408
     Dividends and interest receivable                                                     159,981
     Subscriptions receivable                                                                  285
     Receivable for investments sold                                                     1,525,731
     Variation margin on futures contracts                                                   8,365
                                                                                   ----------------
                                                                                   ----------------

            Total assets                                                               300,656,843
                                                                                   ----------------
                                                                                   ----------------

LIABILITIES:
     Due to investment adviser                                                             146,138
     Redemptions payable                                                                    41,332
     Payable for investments purchased                                                   1,310,032
                                                                                   ----------------
                                                                                   ----------------

            Total liabilities                                                            1,497,502
                                                                                   ----------------
                                                                                   ----------------

NET ASSETS                                                                       $     299,159,341
                                                                                   ================
                                                                                   ================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                               $      17,356,246
     Additional paid-in capital                                                        302,768,616
     Net unrealized depreciation on investments and futures contracts                  (12,294,533)
     Undistributed net investment income                                                     6,547
     Accumulated net realized loss on investments and futures contracts                 (8,677,535)
                                                                                   ----------------
                                                                                   ----------------

NET ASSETS                                                                       $     299,159,341
                                                                                   ================
                                                                                   ================

NET ASSET VALUE PER OUTSTANDING SHARE                                            $          1.7236
                                                                                   ================
                                                                                   ================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                        300,000,000
     Outstanding                                                                       173,562,463

(1)  Cost of investments in securities:                                          $     311,122,546

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
UNAUDITED
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

                                                                                           GROWTH
                                                                                           INDEX
                                                                                         PORTFOLIO
                                                                                       ---------------
                                                                                       ---------------
INVESTMENT INCOME:
     Interest                                                                        $        116,152
     Dividends                                                                              1,077,628
                                                                                       ---------------
                                                                                       ---------------

     Total income                                                                           1,193,780
                                                                                       ---------------
                                                                                       ---------------

EXPENSES:
     Management fees                                                                          939,716
                                                                                       ---------------
                                                                                       ---------------

NET INVESTMENT INCOME                                                                         254,064
                                                                                       ---------------
                                                                                       ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                       6,457,390
     Net realized loss on futures contracts                                                  (991,821)
     Change in net unrealized depreciation on investments                                 (44,296,851)
     Change in net unrealized depreciation on futures contracts                               260,165
                                                                                       ---------------
                                                                                       ---------------

     Net realized and unrealized loss on investments and futures contracts                (38,571,117)
                                                                                       ---------------
                                                                                       ---------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $    (38,317,053)
                                                                                       ===============
                                                                                       ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2001 AND YEAR ENDED DECEMBER 31, 2000

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

                                                                                GROWTH INDEX
                                                                         PORTFOLIO
                                                                       --------------------------------
                                                                       --------------------------------
                                                                           2001              2000
                                                                       --------------    --------------
                                                                       --------------    --------------
                                                                         UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                           $       254,064   $       125,223
     Net realized gain on investments                                      6,457,390        33,773,964
     Net realized loss on futures contracts                                 (991,821)       (1,475,116)
     Change in net unrealized appreciation (depreciation) on investments (44,296,851)     (133,936,355)
     Change in net unrealized depreciation on futures contracts              260,165          (436,032)
                                                                       --------------    --------------
                                                                       --------------    --------------

     Net decrease in net assets resulting from operations                (38,317,053)     (101,948,316)
                                                                       --------------    --------------
                                                                       --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                             (256,964)         (118,296)
     From net realized gains                                                       0       (44,188,154)
                                                                       --------------    --------------
                                                                       --------------    --------------

     Total distributions                                                    (256,964)      (44,306,450)
                                                                       --------------    --------------
                                                                       --------------    --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                    55,367,923       306,198,162
     Reinvestment of distributions                                           256,964        44,306,450
     Redemptions of shares                                               (68,694,655)     (353,058,945)
                                                                       --------------    --------------
                                                                       --------------    --------------

     Net decrease in net assets resulting from share transactions        (13,069,768)       (2,554,333)
                                                                       --------------    --------------
                                                                       --------------    --------------

     Total decrease in net assets                                        (51,643,785)     (148,809,099)

NET ASSETS:
     Beginning of period                                                 350,803,126       499,612,225
                                                                       --------------    --------------
                                                                       --------------    --------------

     End of period  (1)                                              $   299,159,341   $   350,803,126
                                                                       ==============    ==============
                                                                       ==============    ==============
                                                                                   0
OTHER INFORMATION:

SHARES:
     Sold                                                                 30,901,322       113,044,476
     Issued in reinvestment of distributions                                 147,494        22,048,160
     Redeemed                                                            (38,214,102)     (128,847,132)
                                                                       --------------    --------------
                                                                       --------------    --------------

     Net increase (decrease)                                              (7,165,286)        6,245,504
                                                                       ==============    ==============
                                                                       ==============    ==============

(1) Including undistributed net investment income                    $         6,547   $         9,447

See notes to financial statements.

MAXIM SERIES FUND, INC.

GROWTH INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001 and the years ended December 31, 2000, 1999, 1998, 1997 and
1996 are as follows:

                                   Six Months                         Year Ended December 31,
                                     Ended         --------------------------------------------------------------
                                                   --------------------------------------------------------------
                                   June 30, 2001    2000          1999         1998         1997        1996
                                   -------------  ---------   -----------  -----------  -----------  ----------
                                   -------------  ---------   -----------  -----------  -----------  ----------
                                     UNAUDITED

Net Asset Value, Beginning of Per$od   1.9411  $    2.8634  $     2.4276 $     1.8507 $     1.4852 $    1.3459

Income from Investment Operations

Net investment income                  0.0014       0.0008        0.0061       0.0070       0.0085      0.0114
Net realized and unrealized gain (loss(0.2174)     (0.6311)       0.6347       0.6769       0.4241      0.2851
                                   -----------   ----------   -----------  -----------  -----------  ----------
                                   -----------   ----------   -----------  -----------  -----------  ----------

Total Income (Loss) From
     Investment Operations            (0.2160)     (0.6303)       0.6408       0.6839       0.4326      0.2965
                                   -----------   ----------   -----------  -----------  -----------  ----------
                                   -----------   ----------   -----------  -----------  -----------  ----------

Less Distributions

From net investment income            (0.0015)     (0.0007)      (0.0061)     (0.0070)     (0.0085)    (0.0114)
From net realized gains                0.0000      (0.2913)      (0.1989)     (0.1000)     (0.0586)    (0.1458)
                                   -----------   ----------   -----------  -----------  -----------  ----------
                                   -----------   ----------   -----------  -----------  -----------  ----------

Total Distributions                   (0.0015)     (0.2920)      (0.2050)     (0.1070)     (0.0671)    (0.1572)
                                   -----------   ----------   -----------  -----------  -----------  ----------
                                   -----------   ----------   -----------  -----------  -----------  ----------

Net Asset Value, End of Period   $     1.7236  $    1.9411  $     2.8634 $     2.4276 $     1.8507 $    1.4852
                                   ===========   ==========   ===========  ===========  ===========  ==========
                                   ===========   ==========   ===========  ===========  ===========  ==========
                                       0.0000

Total Return                          (11.13%)^    (22.36%)       26.87%       37.28%       29.26%      22.10%

Net Assets, End of Period        $ 299,159,341 $ 350,803,126$ 499,612,225$ 297,170,229$ 162,975,760$ 83,743,210

Ratio of Expenses to
Average Net Assets                      0.60% *      0.60%         0.60%        0.60%        0.60%       0.60%

Ratio of Net Investment Income to
Average Net Assets                      0.16% *      0.03%         0.26%        0.36%        0.54%       0.83%

Portfolio Turnover Rate                26.22% ^     39.05%        54.24%       26.48%       21.52%      41.55%

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------
UNAUDITED

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Growth Index Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's (S&P)/BARRA Growth Index. The Portfolio is nondiversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (the Company) and New England Financial.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.


      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $81,468,684 and $86,469,307, respectively. For the six months ended June 30, 2001, there were no purchases or sales of U.S. Government securities.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2001, the U.S. Federal income tax cost basis was $312,729,597. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $23,322,950 and gross depreciation of securities in which there was an excess of tax cost over value of $37,184,474, resulting in net depreciation of $13,861,524.

5.    FUTURES CONTRACTS

      As of June 30, 2001, the Portfolio had 13 open S&P BARRA long futures contracts. The contracts expire in September 2001 and the Portfolio has recorded unrealized depreciation of $40,060.

                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for
            the Six Months Ended and the Year Ended December 31, 2000

                                   (Section 8)

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
UNAUDITED

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

                                                                                     T. ROWE PRICE
                                                                                     EQUITY/INCOME
                                                                                       PORTFOLIO
                                                                                    -----------------
                                                                                    -----------------
ASSETS:
     Investments in securities, market value  (1)                                 $      224,470,067
     Cash                                                                                     11,504
     Dividends and interest receivable                                                       383,332
     Subscriptions receivable                                                                 76,333
     Receivable for investments sold                                                      11,604,665
                                                                                    -----------------
                                                                                    -----------------

            Total assets                                                                 236,545,901
                                                                                    -----------------
                                                                                    -----------------

LIABILITIES:
     Due to investment adviser                                                               157,494
     Redemptions payable                                                                      39,066
     Payable for investments purchased                                                    11,633,404
                                                                                    -----------------
                                                                                    -----------------

            Total liabilities                                                             11,829,964
                                                                                    -----------------
                                                                                    -----------------

NET ASSETS                                                                        $      224,715,937
                                                                                    =================
                                                                                    =================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                $       13,219,640
     Additional paid-in capital                                                          194,251,451
     Net unrealized appreciation on investments                                           12,423,358
     Undistributed net investment income                                                       3,073
     Accumulated net realized gain on investments                                          4,818,415
                                                                                    -----------------
                                                                                    -----------------

NET ASSETS                                                                        $      224,715,937
                                                                                    =================
                                                                                    =================

NET ASSET VALUE PER OUTSTANDING SHARE                                             $           1.6999
                                                                                    =================
                                                                                    =================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                          200,000,000
     Outstanding                                                                         132,196,396

(1)  Cost of investments in securities:                                           $      212,046,709

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
UNAUDITED
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

                                                                                      T. ROWE PRICE
                                                                                        EQUITY/INCOME
                                                                                        PORTFOLIO
                                                                                     -----------------
                                                                                     -----------------
INVESTMENT INCOME:
      Interest                                                                     $          234,368
      Dividends                                                                             2,102,419
      Foreign withholding tax                                                                 (10,900)
                                                                                     -----------------
                                                                                     -----------------

      Total income                                                                          2,325,887
                                                                                     -----------------
                                                                                     -----------------

EXPENSES:
      Audit fees                                                                                4,894
      Investment administration                                                                61,342
      Bank and custodial fees                                                                   9,023
      Other expenses                                                                            6,494
      Management fees                                                                         781,670
                                                                                     -----------------
                                                                                     -----------------

      Total expenses                                                                          863,423

      Less amount reimbursed by investment adviser                                                447
                                                                                     -----------------
                                                                                     -----------------

      Net expenses                                                                            862,976
                                                                                     -----------------
                                                                                     -----------------

NET INVESTMENT INCOME                                                                       1,462,911
                                                                                     -----------------
                                                                                     -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments                                                      1,094,699
      Change in net unrealized appreciation on investments                                  2,242,216
                                                                                     -----------------
                                                                                     -----------------

      Net realized and unrealized gain on investments                                       3,336,915
                                                                                     -----------------
                                                                                     -----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $        4,799,826
                                                                                     =================
                                                                                     =================

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2001 AND YEAR ENDED DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

                                                                              T. ROWE PRICE
                                                                              EQUITY/INCOME
                                                                       PORTFOLIO
                                                                     --------------------------------
                                                                     --------------------------------
                                                                         2001              2000
                                                                     --------------    --------------
                                                                     --------------    --------------
                                                                       UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                         $     1,462,911   $     3,217,060
     Net realized gain on investments                                    1,094,699        14,725,961
     Change in net unrealized appreciation on investments                2,242,216            88,924
     Change in net unrealized depreciation on translation of assets              0                 0
     and liabilities denominated in foreign currencies                           0            31,582
                                                                     --------------    --------------
                                                                     --------------    --------------

     Net increase in net assets resulting from operations                4,799,826        18,063,527
                                                                     --------------    --------------
                                                                     --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                         (1,467,090)       (3,214,479)
     From net realized gains                                                     0       (15,304,203)
                                                                     --------------    --------------
                                                                     --------------    --------------

     Total distributions                                                (1,467,090)      (18,518,682)
                                                                     --------------    --------------
                                                                     --------------    --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                  66,231,370        55,315,305
     Reinvestment of distributions                                       1,467,090        18,518,682
     Redemptions of shares                                             (19,877,387)      (89,316,311)
                                                                     --------------    --------------
                                                                     --------------    --------------

     Net increase (decrease) in net assets resulting                    47,821,073       (15,482,324)
          from share transactions
                                                                     --------------    --------------
                                                                     --------------    --------------

     Total increase (decrease) in net assets                            51,153,809       (15,937,479)

NET ASSETS:
     Beginning of period                                               173,562,128       189,499,607
                                                                     --------------    --------------
                                                                     --------------    --------------

     End of period (1)                                             $   224,715,937   $   173,562,128
                                                                     ==============    ==============
                                                                     ==============    ==============
                                                                                 0
OTHER INFORMATION:

SHARES:
     Sold                                                               38,962,151        33,885,968
     Issued in reinvestment of distributions                               867,080        11,500,036
     Redeemed                                                          (11,935,345)      (55,555,987)
                                                                     --------------    --------------
                                                                     --------------    --------------

     Net increase (decrease)                                            27,893,886       (10,169,983)
                                                                     ==============    ==============
                                                                     ==============    ==============

(1) Including undistributed net investment income                  $         3,073   $         7,252

See notes to financial statements.

MAXIM SERIES FUND, INC.

T. ROWE PRICE EQUITY/INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001 and the years ended December 31, 2000, 1999, 1998, 1997 and
1996 are as follows:

                                   Six Months Ended                     Year Ended December 31,
                                                    ------------------------------------------------------------
                                                    ------------------------------------------------------------
                                   June 30, 2001      2000         1999         1998         1997         1996
                                   --------------  ---------  -----------  -----------  -----------   ----------
                                   --------------  ---------  -----------  -----------  -----------   ----------
                                     UNAUDITED

Net Asset Value, Beginning of Per$od    1.6640 $     1.6554 $     1.7804 $     1.7602 $     1.4492  $    1.2633

Income from Investment Operations

Net investment income                   0.0111       0.0325       0.0339       0.0370       0.0357       0.0299
Net realized and unrealized gain        0.0360       0.1678       0.0242       0.1177       0.3783       0.2130
                                   ------------  -----------  -----------  -----------  -----------   ----------
                                   ------------  -----------  -----------  -----------  -----------   ----------

Total Income From
    Investment Operations               0.0471       0.2003       0.0581       0.1547       0.4140       0.2429
                                   ------------  -----------  -----------  -----------  -----------   ----------
                                   ------------  -----------  -----------  -----------  -----------   ----------

Less Distributions

From net investment income             (0.0112)     (0.0324)     (0.0340)     (0.0369)     (0.0357)     (0.0300)
From net realized gains                 0.0000      (0.1593)     (0.1491)     (0.0976)     (0.0673)     (0.0270)
                                   ------------  -----------  -----------  -----------  -----------   ----------
                                   ------------  -----------  -----------  -----------  -----------   ----------

Total Distributions                    (0.0112)     (0.1917)     (0.1831)     (0.1345)     (0.1030)     (0.0570)
                                   ------------  -----------  -----------  -----------  -----------   ----------
                                   ------------  -----------  -----------  -----------  -----------   ----------

Net Asset Value, End of Period   $      1.6999 $     1.6640 $     1.6554 $     1.7804 $     1.7602  $    1.4492
                                   ============  ===========  ===========  ===========  ===========   ==========
                                   ============  ===========  ===========  ===========  ===========   ==========


Total Return                             2.83% ^     12.90%        3.39%        8.93%       28.82%       19.39%

Net Assets, End of Period        $ 224,715,937 $ 173,562,128$ 189,499,607$ 209,702,724$ 167,154,169 $ 69,535,903

Ratio of Expenses to Average Net Assets:
- Before Reimbursement                   0.88% *      0.90%        0.88%        0.88%        0.93%        1.20%
- After Reimbursement #                  0.88% *      0.90%        0.88%        0.88%        0.91%        0.95%

Ratio of Net Investment Income to
Average Net Assets:
- Before Reimbursement                   1.49% *      1.99%        1.84%        2.14%        2.46%        2.60%
- After Reimbursement #                  1.49% *      1.99%        1.84%        2.14%        2.48%        2.85%

Portfolio Turnover Rate                  8.68% ^     37.73%       44.02%       32.30%       25.35%       26.15%

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------
UNAUDITED

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the T. Rowe Price Equity/Income Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek substantial dividend income and also capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (the Company) and New England Financial.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Repurchase Agreements

      Repurchase agreements held by the Portfolio are fully collateralized by various U.S. Government agency securities. The collateral is evaluated daily to ensure its market value exceeds the market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. At June 30, 2001, the Portfolio had entered into a repurchase agreement with Morgan Stanley & Co, Inc in the amount of $10,195,000, dated June 29, 2001, due July 2, 2001 at 3.900%, repurchased at $10,198,313.

      Foreign Currency Translations

     The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

     The Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

     Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal period end, resulting from changes in the exchange rate.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of 0.80% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 0.95% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $64,629,076 and $16,427,771, respectively. For the six months ended June 30, 2001, there were no purchases or sales of U.S. Government securities.

4.      UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2001, the U.S. Federal income tax cost basis was $212,497,547. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $26,110,711 and gross depreciation of securities in which there was an excess of tax cost over value of $14,138,191, resulting in net appreciation of $11,972,520.

                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for the Six Months Ended June 30, 2001 and the Year Ended December 31, 2000


                                   (Section 9)

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
UNAUDITED

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

                                                                                          INVESCO
                                                                                         SMALL-CAP
                                                                                           GROWTH
                                                                                         PORTFOLIO
                                                                                       ---------------
                                                                                       ---------------
ASSETS:
     Investments in securities, market value  (1)                                    $    182,738,022
     Cash                                                                                     232,340
     Dividends and interest receivable                                                         14,737
     Subscriptions receivable                                                                 159,481
     Receivable for investments sold                                                       11,202,117
                                                                                       ---------------
                                                                                       ---------------

     Total assets                                                                         194,346,697
                                                                                       ---------------
                                                                                       ---------------

LIABILITIES:
     Due to investment adviser                                                                135,869
     Redemptions payable                                                                      166,879
     Payable for investments purchased                                                     13,740,173
                                                                                       ---------------
                                                                                       ---------------

     Total liabilities                                                                     14,042,921
                                                                                       ---------------
                                                                                       ---------------

NET ASSETS                                                                           $    180,303,776
                                                                                       ===============
                                                                                       ===============

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                   $      9,581,943
     Additional paid-in capital                                                           196,046,182
     Net unrealized appreciation on investments                                             5,791,699
     Undistributed net investment loss                                                       (406,121)
     Accumulated net realized loss on investments                                         (30,709,927)
                                                                                       ---------------
                                                                                       ---------------

NET ASSETS                                                                           $    180,303,776
                                                                                       ===============
                                                                                       ===============

NET ASSET VALUE PER OUTSTANDING SHARE                                                $         1.8817
                                                                                       ===============
                                                                                       ===============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                           200,000,000
     Outstanding                                                                           95,819,429

(1)  Cost of investments in securities:                                              $    176,946,323

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
UNAUDITED
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

                                                                                          INVESCO
                                                                                         SMALL-CAP
                                                                                           GROWTH
                                                                                         PORTFOLIO
                                                                                       ---------------
                                                                                       ---------------
INVESTMENT INCOME:
     Interest                                                                        $        407,537
     Dividends                                                                                 98,333
     Foreign withholding tax                                                                     (465)
                                                                                       ---------------
                                                                                       ---------------

     Total income                                                                             505,405
                                                                                       ---------------
                                                                                       ---------------

EXPENSES:
     Audit fees                                                                                 4,402
     Investment administration                                                                 58,344
     Bank and custodial fees                                                                   15,016
     Other expenses                                                                            27,819
     Management fees                                                                          836,462
                                                                                       ---------------
                                                                                       ---------------

     Total expenses                                                                           942,043

     Less amount reimbursed by investment adviser                                              30,517
                                                                                       ---------------
                                                                                       ---------------

     Net expenses                                                                             911,526
                                                                                       ---------------
                                                                                       ---------------

NET INVESTMENT LOSS                                                                          (406,121)
                                                                                       ---------------
                                                                                       ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                                     (17,217,101)
     Change in net unrealized appreciation on investments                                 (10,460,034)
                                                                                       ---------------
                                                                                       ---------------

     Net realized and unrealized loss on investments                                      (27,677,135)
                                                                                       ---------------
                                                                                       ---------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $    (28,083,256)
                                                                                       ===============
                                                                                       ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2001 AND YEAR ENDED DECEMBER 31, 2000

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

                                                                            INVESCO
                                                                            SMALL-CAP GROWTH
                                                                            PORTFOLIO
                                                                          -----------------------------
                                                                          -----------------------------
                                                                              2001            2000
                                                                          -------------    ------------
                                                                          -----------------------------
                                                                             UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment loss                                                $     (406,121)  $    (876,752)
     Net realized loss on investments                                      (17,217,101)       (896,237)
     Change in net unrealized appreciation on investments                  (10,460,034)    (32,441,823)
                                                                          -------------    ------------
                                                                          -------------    ------------

     Net decrease in net assets resulting from operations                  (28,083,256)    (34,214,812)
                                                                          -------------    ------------
                                                                          -------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net realized gains                                                         0     (30,393,805)
                                                                          -------------    ------------
                                                                          -------------    ------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                      45,449,395     254,316,956
     Reinvestment of distributions                                                   0      30,393,805
     Redemptions of shares                                                 (47,809,449)    (190,583,729)
                                                                          -------------    ------------
                                                                          -------------    ------------

     Net increase (decrease) in net assets resulting from share transactions(2,360,054)     94,127,032
                                                                          -------------    ------------
                                                                          -------------    ------------

     Total increase (decrease) in net assets                               (30,443,310)     29,518,415

NET ASSETS:
     Beginning of period                                                   210,747,086     181,228,671
                                                                          -------------    ------------
                                                                          -------------    ------------

     End of period (1)                                                  $  180,303,776   $ 210,747,086
                                                                          =============    ============
                                                                          =============    ============
                                                                                     0
OTHER INFORMATION:

SHARES:
     Sold                                                                   24,276,355      88,051,445
     Issued in reinvestment of distributions                                         0      11,841,973
     Redeemed                                                              (25,251,448)    (67,035,878)
                                                                          -------------    ------------
                                                                          -------------    ------------

     Net increase (decrease)                                                  (975,093)     32,857,540
                                                                          =============    ============
                                                                          =============    ============

(1) Including undistributed net investment loss                         $     (406,121)  $           0

See notes to financial statements.

MAXIM SERIES FUND, INC.

INVESCO SMALL-CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001 and the years ended December 31, 2000, 1999, 1998, 1997 and
1996 are as follows:

                                    Six Months Ended                  Year Ended December 31,
                                                    ----------------------------------------------------------
                                                    ----------------------------------------------------------
                                    June 30, 2001    2000         1999        1998         1997        1996
                                    -------------  ---------  -----------  ----------   ----------  ----------
                                    -------------  ---------  -----------  ----------   ----------  ----------
                                     UNAUDITED

Net Asset Value, Beginning of Peri$d    2.1773 $     2.8345 $     1.8506 $    1.5955  $    1.4330 $    1.2734

Income from Investment Operations

Net investment income (loss)           (0.0042)      0.0087      (0.0038)    (0.0048)      0.0009      0.0024
Net realized and unrealized gain (loss)(0.2914)     (0.3141)      1.4263      0.2842       0.2612      0.3380
                                    -----------  -----------  -----------  ----------   ----------  ----------
                                    -----------  -----------  -----------  ----------   ----------  ----------

Total Income (Loss) From
    Investment Operations              (0.2956)     (0.3054)      1.4225      0.2794       0.2621      0.3404
                                    -----------  -----------  -----------  ----------   ----------  ----------
                                    -----------  -----------  -----------  ----------   ----------  ----------

Less Distributions

From net investment income              0.0000       0.0000       0.0000      0.0000      (0.0009)    (0.0024)
From net realized gains                 0.0000      (0.3518)     (0.4386)    (0.0243)     (0.0987)    (0.1784)
                                    -----------  -----------  -----------  ----------   ----------  ----------
                                    -----------  -----------  -----------  ----------   ----------  ----------

Total Distributions                     0.0000      (0.3518)     (0.4386)    (0.0243)     (0.0996)    (0.1808)
                                    -----------  -----------  -----------  ----------   ----------  ----------
                                    -----------  -----------  -----------  ----------   ----------  ----------

Net Asset Value, End of Period    $     1.8817 $     2.1773 $     2.8345 $    1.8506  $    1.5955 $    1.4330
                                    ===========  ===========  ===========  ==========   ==========  ==========
                                    ===========  ===========  ===========  ==========   ==========  ==========


Total Return                           (13.58%)^    (12.38%)      80.78%      17.62%       18.70%      26.73%

Net Assets, End of Period         $ 180,303,776$ 210,747,086$ 181,228,671$ 82,115,568 $ 62,251,873$ 31,827,778

Ratio of Expenses to Average Net Assets:
- Before Reimbursement                   1.07% *      1.03%        1.09%       1.11%        1.19%       1.46%
- After Reimbursement #                  1.04% *      1.03%        1.07%       1.10%        1.10%       1.10%

Ratio of Net Investment Income (Loss) to                                      -0.03%
Average Net Assets:
- Before Reimbursement                  (0.46%)*     (0.39%)      (0.36%)     (0.32%)      (0.08%)     (0.11%)
- After Reimbursement #                 (0.49%)*     (0.39%)      (0.34%)     (0.31%)       0.01%       0.25%

Portfolio Turnover Rate                 45.25% ^    132.39%      223.65%     149.15%      174.65%     265.05%

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------
UNAUDITED

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the INVESCO Small-Cap Growth Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (the Company) and New England Financial.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Repurchase Agreements

      Repurchase agreements held by the Portfolio are fully collateralized by various U.S. Government agency securities. The collateral is evaluated daily to ensure its market value exceeds the market value of the repurchase ___ agreements including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. At June 30, 2001, the Portfolio had entered into a repurchase agreement with Morgan Stanley & Co, Inc in the amount of $8,495,000, dated June 29, 2001, due July 2, 2001 at 3.900%, repurchased at $8,497,761.

      Initial Public Offerings

      The Portfolio may invest in initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Portfolio may not experience similar performance as its assets grow.


      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of 0.95% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.10% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $74,562,204 and $81,843,744, respectively. For the six months ended June 30, 2001, there were no purchases or sales of U.S. Government securities.

4.      UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2001, the U.S. Federal income tax cost basis was $178,539,597. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $26,546,290 and gross depreciation of securities in which there was an excess of tax cost over value of $22,347,865, resulting in net appreciation of $4,198,425.

                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for the Six Months Ended June 30, 2001 and theYear Ended December 31, 2000

                                  (Section 10)

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
UNAUDITED

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

                                                                                        INVESCO
                                                                                        BALANCED
                                                                                       PORTFOLIO
                                                                                    -----------------
                                                                                    -----------------
ASSETS:
     Investments in securities, market value  (1)                                 $      169,157,449
     Cash                                                                                     12,989
     Dividends and interest receivable                                                       809,740
     Subscriptions receivable                                                                 14,576
     Receivable for investments sold                                                       9,321,392
                                                                                    -----------------
                                                                                    -----------------

            Total assets                                                                 179,316,146
                                                                                    -----------------
                                                                                    -----------------

LIABILITIES:
     Due to investment adviser                                                               137,630
     Redemptions payable                                                                      53,058
     Payable for investments purchased                                                     8,646,343
                                                                                    -----------------
                                                                                    -----------------

            Total liabilities                                                              8,837,031
                                                                                    -----------------
                                                                                    -----------------

NET ASSETS                                                                        $      170,479,115
                                                                                    =================
                                                                                    =================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                $       14,790,721
     Additional paid-in capital                                                          167,996,636
     Net unrealized appreciation on investments                                              328,540
     Undistributed net investment income                                                     362,918
     Accumulated net realized loss on investments                                        (12,999,700)
                                                                                    -----------------
                                                                                    -----------------

NET ASSETS                                                                        $      170,479,115
                                                                                    =================
                                                                                    =================

NET ASSET VALUE PER OUTSTANDING SHARE                                             $           1.1526
                                                                                    =================
                                                                                    =================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                          200,000,000
     Outstanding                                                                         147,907,206

(1)  Cost of investments in securities:                                           $      168,828,909

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
UNAUDITED
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

                                                                                          INVESCO
                                                                                         BALANCED
                                                                                         PORTFOLIO
                                                                                      ----------------
                                                                                      ----------------
INVESTMENT INCOME:
      Interest                                                                      $       2,102,149
      Dividends                                                                               606,815
      Foreign withholding tax                                                                  (4,161)
                                                                                      ----------------
                                                                                      ----------------

      Total income                                                                          2,704,803
                                                                                      ----------------
                                                                                      ----------------

EXPENSES:
      Management fees                                                                         887,394
                                                                                      ----------------
                                                                                      ----------------

NET INVESTMENT INCOME                                                                       1,817,409
                                                                                      ----------------
                                                                                      ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized loss on investments                                                    (13,434,528)
      Change in net unrealized appreciation on investments                                 (1,906,760)
      Change in net unrealized depreciation on translation of assets
      and liabilities denominated in foreign currencies                                         8,941
                                                                                      ----------------
                                                                                      ----------------

      Net realized and unrealized loss on investments and translation of
      assets and liabilities denominated in foreign currencies                            (15,332,347)
                                                                                      ----------------
                                                                                      ----------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $     (13,514,938)
                                                                                      ================
                                                                                      ================

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2001 AND YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

                                                                             INVESCO BALANCED
                                                                                 PORTFOLIO
                                                                     ---------------------------------
                                                                     ---------------------------------
                                                                          2001              2000
                                                                     ---------------    --------------
                                                                     ---------------    --------------
                                                                       UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                         $      1,817,409   $     3,708,921
     Net realized gain (loss) on investments                            (13,434,528)       12,568,596
     Change in net unrealized appreciation on investments                (1,906,760)      (20,038,939)
     Change in net unrealized depreciation on translation of assets
     and liabilities denominated in foreign currencies                        8,941            (8,941)
                                                                     ---------------    --------------
                                                                     ---------------    --------------

     Net decrease in net assets resulting from operations               (13,514,938)       (3,770,363)
                                                                     ---------------    --------------
                                                                     ---------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                          (1,810,758)       (3,340,390)
     From net realized gains                                                      0       (15,638,631)
                                                                     ---------------    --------------
                                                                     ---------------    --------------

     Total distributions                                                 (1,810,758)      (18,979,021)
                                                                     ---------------    --------------
                                                                     ---------------    --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                   13,773,915       104,494,677
     Reinvestment of distributions                                        1,810,758        18,979,021
     Redemptions of shares                                              (18,044,670)      (81,117,398)
                                                                     ---------------    --------------
                                                                     ---------------    --------------

     Net increase (decrease) in net assets resulting                     (2,459,997)       42,356,300
         from share transactions
                                                                     ---------------    --------------
                                                                     ---------------    --------------

     Total increase (decrease) in net assets                            (17,785,693)       19,606,916

NET ASSETS:
     Beginning of period                                                188,264,808       168,657,892
                                                                     ---------------    --------------
                                                                     ---------------    --------------

     End of period (1)                                             $    170,479,115   $   188,264,808
                                                                     ===============    ==============
                                                                     ===============    ==============
                                                                                  0
OTHER INFORMATION:

SHARES:
     Sold                                                                11,500,134        74,036,666
     Issued in reinvestment of distributions                              1,572,971        14,356,806
     Redeemed                                                           (15,077,164)      (57,611,009)
                                                                     ---------------    --------------
                                                                     ---------------    --------------

     Net increase (decrease)                                             (2,004,059)       30,782,463
                                                                     ===============    ==============
                                                                     ===============    ==============

(1) Including undistributed net investment income                  $        362,918   $       356,267

See notes to financial statements.



MAXIM SERIES FUND, INC.

INVESCO BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001, the years ended December 31, 2000, 1999, 1998, 1997 and the period ended December 31, 1996 are as follows:

                                  Six Months Ended                 Period Ended December 31,
                                                   -------------------------------------------------------------
                                                   -------------------------------------------------------------
                                  June 30, 2001     2000         1999          1998         1997        1996
                                  -------------  -----------  -----------   -----------  -----------  ----------
                                  -------------  -----------  -----------   -----------  -----------  ----------
                                   UNAUDITED                                                           (A)

Net Asset Value, Beginning of Pe$iod  1.2558 $     1.4158 $     1.4608  $     1.2588 $     1.0408 $    1.0000

Income from Investment Operations

Net investment income                 0.0125       0.0256       0.0271        0.0289       0.0187      0.0052
Net realized and unrealized gain (los(0.1033)     (0.0507)      0.2086        0.2020       0.2518      0.0420
                                  -----------  -----------  -----------   -----------  -----------  ----------
                                  -----------  -----------  -----------   -----------  -----------  ----------

Total Income (Loss) From
    Investment Operations            (0.0908)     (0.0251)      0.2357        0.2309       0.2705      0.0472
                                  -----------  -----------  -----------   -----------  -----------  ----------
                                  -----------  -----------  -----------   -----------  -----------  ----------

Less Distributions

From net investment income           (0.0124)     (0.0231)     (0.0272)      (0.0289)     (0.0187)    (0.0052)
From net realized gains               0.0000      (0.1118)     (0.2535)                   (0.0338)    (0.0012)
                                  -----------  -----------  -----------   -----------  -----------  ----------
                                  -----------  -----------  -----------   -----------  -----------  ----------

Total Distributions                  (0.0124)     (0.1349)     (0.2807)      (0.0289)     (0.0525)    (0.0064)
                                  -----------  -----------  -----------   -----------  -----------  ----------
                                  -----------  -----------  -----------   -----------  -----------  ----------

Net Asset Value, End of Period  $     1.1526 $     1.2558 $     1.4158  $     1.4608 $     1.2588 $    1.0408
                                  ===========  ===========  ===========   ===========  ===========  ==========
                                  ===========  ===========  ===========   ===========  ===========  ==========


Total Return                          (7.23%)^     (2.00%)      16.74%        18.42%       26.10%       4.60% ^

Net Assets, End of Period       $ 170,479,115$ 188,264,808$ 168,657,892 $ 175,637,780$ 127,072,586$ 15,987,166

Ratio of Expenses to
Average Net Assets                     1.00% *      1.00%        1.00%         1.00%        1.00%       1.00% *

Ratio of Net Investment Income to
Average Net Assets                     2.05% *      2.01%        1.94%         2.18%        2.77%       2.84% *

Portfolio Turnover Rate               44.57% ^    100.83%      119.39%       119.95%      150.57%      17.14% ^

*Annualized

(A)  The portfolio commenced operations on October 1, 1996.

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------
UNAUDITED

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the INVESCO Balanced Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek high total return through capital appreciation and current income. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (the Company) and New England Financial.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Repurchase Agreements

      Repurchase agreements held by the Portfolio are fully collateralized by various U.S. Government agency securities. The collateral is evaluated daily to ensure its market value exceeds the market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. At June 30, 2001, the Portfolio had entered into a repurchase agreement with Morgan Stanley & Co, Inc in the amount of $7,923,000, dated June 29, 2001, due July 2, 2001 at 3.900%, repurchased at $7,925,575.

      Foreign Currency Translations

     The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

      The Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

      Net realized _foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal period end, resulting from changes in the exchange rate.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $68,147,232 and $79,809,836, respectively. For the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were $8,055,594 and $5,609,812, respectively.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2001, the U.S. Federal income tax cost basis was $169,946,514. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $11,209,974 and gross depreciation of securities in which there was an excess of tax cost over value of $11,999,039, resulting in net depreciation of $789,065.

                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for the Six Months Ended June 30, 2001 and the Year Ended December 31, 2000

                                  (Section 11)

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001
UNAUDITED

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   LOOMIS SAYLES
                                                                                          INVESCO                    CORPORATE
                                                                                            ADR                        BOND
                                                                                         PORTFOLIO                   PORTFOLIO
                                                                                       --------------             ----------------
                                                                                       --------------             ----------------
ASSETS:
     Investments in securities, market value  (1)                                    $   115,640,181            $     166,586,693
     Cash                                                                                     31,079                       10,954
     Dividends and interest receivable                                                       408,863                    2,750,918
     Subscriptions receivable                                                                168,822                      218,280
     Receivable for investments sold                                                       1,733,182                    3,868,349
                                                                                       --------------             ----------------
                                                                                       --------------             ----------------

     Total assets                                                                        117,982,127                  173,435,194
                                                                                       --------------             ----------------
                                                                                       --------------             ----------------

LIABILITIES:
     Due to investment adviser                                                               104,975                      122,748
     Redemptions payable                                                                     146,116                      292,497
     Payable for investments purchased                                                     1,776,000                    3,351,070
                                                                                       --------------             ----------------
                                                                                       --------------             ----------------

     Total liabilities                                                                     2,027,091                    3,766,315
                                                                                       --------------             ----------------
                                                                                       --------------             ----------------

NET ASSETS                                                                           $   115,955,036            $     169,668,879
                                                                                       ==============             ================
                                                                                       ==============             ================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                   $     7,856,018            $      17,373,159
     Additional paid-in capital                                                          116,354,077                  185,103,956
     Net unrealized depreciation on investments and translation of assets and
     liabilities denominated in foreign currencies                                       (10,416,104)                 (29,982,736)
     Undistributed net investment income                                                     858,051                    1,219,047
     Accumulated net realized gain (loss) on investments                                   1,302,994                   (4,044,547)
                                                                                       --------------             ----------------
                                                                                       --------------             ----------------

NET ASSETS                                                                           $   115,955,036            $     169,668,879
                                                                                       ==============             ================
                                                                                       ==============             ================

NET ASSET VALUE PER OUTSTANDING SHARE                                                $        1.4760            $          0.9766
                                                                                       ==============             ================
                                                                                       ==============             ================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                          200,000,000                  300,000,000
     Outstanding                                                                          78,560,180                  173,731,585

(1)  Cost of investments in securities:                                              $   126,056,285            $     196,569,429

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
UNAUDITED
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  LOOMIS SAYLES
                                                                                           INVESCO                CORPORATE
                                                                                           ADR                    BOND
                                                                                           PORTFOLIO              PORTFOLIO
                                                                                         -----------------------------------------
                                                                                         ------------            -----------------

INVESTMENT INCOME:
    Interest                                                                           $      80,511           $        8,123,046
    Dividends                                                                              1,566,598                      231,843
    Foreign withholding tax                                                                 (182,492)                      (6,176)
                                                                                         ------------            -----------------
                                                                                         ------------            -----------------

    Total income                                                                           1,464,617                    8,348,713
                                                                                         ------------            -----------------
                                                                                         ------------            -----------------

EXPENSES:
    Audit fees                                                                                 4,829
    Investment administration                                                                 58,344
    Bank and custodial fees                                                                    6,557
    Other expenses                                                                             6,198
    Management fees                                                                          551,492                      808,777
                                                                                         ------------            -----------------
                                                                                         ------------            -----------------

    Total expenses                                                                           627,420                      808,777

    Less amount reimbursed by investment adviser                                               9,430
                                                                                         ------------            -----------------
                                                                                         ------------            -----------------

    Net expenses                                                                             617,990                      808,777
                                                                                         ------------            -----------------
                                                                                         ------------            -----------------

NET INVESTMENT INCOME                                                                        846,627                    7,539,936
                                                                                         ------------            -----------------
                                                                                         ------------            -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments                                                1,160,795                     (999,329)
    Change in net unrealized appreciation (depreciation) on investments                  (12,176,112)                  (5,428,013)
    Change in net unrealized depreciation on translation of assets and
    liabilities denominated in foreign currencies                                                  0                   (1,988,829)
                                                                                         ------------            -----------------
                                                                                         ------------            -----------------

    Net realized and unrealized loss on investments and translation of
    assets and liabilities denominated in foreign currencies                             (11,015,317)                  (8,416,171)
                                                                                         ------------            -----------------
                                                                                         ------------            -----------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $ (10,168,690)          $         (876,235)
                                                                                         ============            =================
                                                                                         ============            =================

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2001 AND YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                            LOOMIS SAYLES
                                                                          INVESCO ADR                       CORPORATE BOND
                                                                     PORTFOLIO                          PORTFOLIO
                                                                   --------------------------       -------------------------------
                                                                   --------------------------       -------------------------------
                                                                      2001          2000                2001              2000
                                                                   ------------  ------------       -------------     -------------
                                                                   --------------------------       -------------------------------
                                                                     UNAUDITED                          UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                        $     846,627 $     984,279      $    7,539,936    $   16,358,691
    Net realized gain (loss) on investments                          1,160,795    10,166,106            (999,329)       (1,173,874)
    Change in net unrealized appreciation (depreciation)           (12,176,112)  (25,331,677)         (5,428,013)       (3,877,656)
        on investments
    Change in net unrealized depreciation on translation                                   0
    of assets and
    liabilities denominated in foreign currencies                            0             0          (1,988,829)       (2,701,653)
                                                                   ------------  ------------       -------------     -------------
                                                                   ------------  ------------       -------------     -------------

    Net increase (decrease) in net assets resulting from           (10,168,690)  (14,181,292)           (876,235)        8,605,508
        operations
                                                                   ------------  ------------       -------------     -------------
                                                                   ------------  ------------       -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                               0      (963,121)         (7,500,026)      (14,864,299)
    From net realized gains                                                  0   (10,017,142)                  0                 0
                                                                   ------------  ------------       -------------     -------------
                                                                   ------------  ------------       -------------     -------------

    Total distributions                                                      0   (10,980,263)         (7,500,026)      (14,864,299)
                                                                   ------------  ------------       -------------     -------------
                                                                   ------------  ------------       -------------     -------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                               43,459,050    81,530,898          60,304,470       123,711,423
    Reinvestment of distributions                                            0    10,980,263           7,500,026        14,864,299
    Redemptions of shares                                          (32,204,867)  (94,250,045)        (68,593,565)     (144,902,066)
                                                                   ------------  ------------       -------------     -------------
                                                                   ------------  ------------       -------------     -------------

    Net increase (decrease) in net assets resulting from            11,254,183    (1,738,884)           (789,069)       (6,326,344)
        share transactions
                                                                   ------------  ------------       -------------     -------------
                                                                   ------------  ------------       -------------     -------------

    Total increase (decrease) in net assets                          1,085,493   (26,900,439)         (9,165,330)      (12,585,135)

NET ASSETS:
    Beginning of period                                            114,869,543   141,769,982         178,834,209       191,419,344
                                                                   ------------  ------------       -------------     -------------
                                                                   ------------  ------------       -------------     -------------

    End of period  (1)                                           $ 115,955,036 $ 114,869,543      $  169,668,879    $  178,834,209
                                                                   ============  ============       =============     =============
                                                                   ============  ============       =============     =============
                                                                             0                                 0
OTHER INFORMATION:

SHARES:
    Sold                                                            28,024,790    44,336,565          58,074,059       115,324,561
    Issued in reinvestment of distributions                                  0     6,974,762           7,629,126        14,365,651
    Redeemed                                                       (21,097,399)  (51,393,235)        (66,226,024)     (135,297,831)
                                                                   ------------  ------------       -------------     -------------
                                                                   ------------  ------------       -------------     -------------

    Net increase (decrease)                                          6,927,391       (81,908)           (522,839)       (5,607,619)
                                                                   ============  ============       =============     =============
                                                                   ============  ============       =============     =============

(1) Including undistributed net investment income                $     858,051 $      11,424      $    1,219,047    $    1,179,137

See notes to financial statements.

MAXIM SERIES FUND, INC.

INVESCO ADR PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001 and the years ended December 31, 2000, 1999, 1998, 1997 and
1996 are as follows:

                                   Six Months Ended                 Year Ended December 31,
                                                    -----------------------------------------------------------
                                                    -----------------------------------------------------------
                                   June 30, 2001      2000         1999         1998        1997        1996
                                   --------------  -----------  -----------   ----------  ----------  ----------
                                   --------------  -----------  -----------   ----------  ----------  ----------
                                     UNAUDITED

Net Asset Value, Beginning of Period    1.6036 $     1.9769 $     1.6252  $    1.4804 $    1.3508 $    1.1255                  $

Income from Investment Operations

Net investment income                   0.0107       0.0138       0.0061       0.0123      0.0114      0.0112
Net realized and unrealized gain (loss)(0.1383)     (0.2192)      0.3614       0.1453      0.1512      0.2266
                                   ------------  -----------  -----------   ----------  ----------  ----------
                                   ------------  -----------  -----------   ----------  ----------  ----------

Total Income (Loss) From
    Investment Operations              (0.1276)     (0.2054)      0.3675       0.1576      0.1626      0.2378
                                   ------------  -----------  -----------   ----------  ----------  ----------
                                   ------------  -----------  -----------   ----------  ----------  ----------

Less Distributions

From net investment income              0.0000      (0.0135)     (0.0057)     (0.0128)    (0.0116)    (0.0112)
From net realized gains                 0.0000      (0.1544)     (0.0101)      0.0000     (0.0214)    (0.0013)
                                   ------------  -----------  -----------   ----------  ----------  ----------
                                   ------------  -----------  -----------   ----------  ----------  ----------

Total Distributions                     0.0000      (0.1679)     (0.0158)     (0.0128)    (0.0330)    (0.0125)
                                   ------------  -----------  -----------   ----------  ----------  ----------
                                   ------------  -----------  -----------   ----------  ----------  ----------

Net Asset Value, End of Period          1.4760 $     1.6036 $     1.9769  $    1.6252 $    1.4804 $    1.3508
                                   ============  ===========  ===========   ==========  ==========  ==========
                                   ============  ===========  ===========   ==========  ==========  ==========
                                        0.0000

Total Return                            (7.96%)^    (10.16%)      22.67%       10.64%      12.08%      21.17%

Net Assets, End of Period          115,955,036 $ 114,869,543$ 141,769,982 $ 28,296,279$ 16,581,357$ 7,694,858

Ratio of Expenses to Average Net Assets:
- Before Reimbursement                   1.14% *      1.14%        1.16%        1.32%       1.63%       2.29%
- After Reimbursement #                  1.12% *      1.14%        1.14%        1.30%       1.30%       1.33%

Ratio of Net Investment Income to
Average Net Assets:
- Before Reimbursement                   1.52% *      0.85%        0.57%        0.84%       0.69%       0.24%
- After Reimbursement #                  1.54% *      0.85%        0.59%        0.86%       1.02%       1.20%

Portfolio Turnover Rate                 12.02% ^     34.39%       22.06%       28.66%      19.56%      15.25%

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.
                                                                                                    (Continued)

MAXIM SERIES FUND, INC.

LOOMIS SAYLES CORPORATE BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001 and the years ended December 31, 2000, 1999, 1998, 1997 and
1996 are as follows:

                                   Six Months Ended                    Year Ended December 31,
                                                   -------------------------------------------------------------
                                                   -------------------------------------------------------------
                                   June 30, 2001     2000         1999         1998          1997        1996
                                   --------------  ----------  -----------  -----------   -----------  ----------
                                   --------------  ----------  -----------  -----------   -----------  ----------
                                    UNAUDITED

Net Asset Value, Beginning of Per$od   1.0263 $     1.0643 $     1.1118 $     1.1981  $     1.1618 $    1.1521

Income from Investment Operations

Net investment income                  0.0453       0.0944       0.0873       0.0838        0.0764      0.0825
Net realized and unrealized gain (loss(0.0499)     (0.0466)     (0.0344)     (0.0429)       0.0689      0.0324
                                   -----------  -----------  -----------  -----------   -----------  ----------
                                   -----------  -----------  -----------  -----------   -----------  ----------

Total Income (Loss) From
    Investment Operations             (0.0046)      0.0478       0.0529       0.0409        0.1453      0.1149
                                   -----------  -----------  -----------  -----------   -----------  ----------
                                   -----------  -----------  -----------  -----------   -----------  ----------

Less Distributions

From net investment income            (0.0451)     (0.0858)     (0.0892)     (0.0839)      (0.0762)    (0.0825)
From net realized gains                0.0000       0.0000      (0.0112)     (0.0433)      (0.0328)    (0.0227)
                                   -----------  -----------  -----------  -----------   -----------  ----------
                                   -----------  -----------  -----------  -----------   -----------  ----------

Total Distributions                   (0.0451)     (0.0858)     (0.1004)     (0.1272)      (0.1090)    (0.1052)
                                   -----------  -----------  -----------  -----------   -----------  ----------
                                   -----------  -----------  -----------  -----------   -----------  ----------

Net Asset Value, End of Period   $     0.9766 $     1.0263 $     1.0643 $     1.1118  $     1.1981 $    1.1618
                                   ===========  ===========  ===========  ===========   ===========  ==========
                                   ===========  ===========  ===========  ===========   ===========  ==========


Total Return                           (0.47%)^      4.60%        4.87%        3.43%        12.70%      10.35%

Net Assets, End of Period        $ 169,668,879$ 178,834,209$ 191,419,344$ 199,386,033 $ 158,884,389$ 83,645,029

Ratio of Expenses to
Average Net Assets                      0.90% *      0.90%        0.90%        0.90%         0.90%       0.90%

Ratio of Net Investment Income to
Average Net Assets                      8.39% *      8.72%        7.74%        7.41%         7.14%       7.68%

Portfolio Turnover Rate                13.32% ^     19.52%       28.00%       55.47%        52.69%      40.02%

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized
                                                                                                     (Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------
UNAUDITED

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the INVESCO ADR and Loomis Sayles Corporate Bond Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek high total return through capital appreciation and current income, while reducing risk through diversification for the INVESCO ADR Portfolio and to seek the highest possible current income that is consistent with the primary goal of insuring protection of capital for the Loomis Sayles Corporate Bond Portfolio. The Portfolios are diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (the Company) and New England Financial.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      The Loomis Sayles Corporate Bond Portfolio may invest in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

      The Loomis Sayles Corporate Bond Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

     Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.


      Repurchase Agreements

      Repurchase agreements held by the Portfolios are fully collateralized by various U.S. Government agency securities. The collateral is evaluated daily to ensure its market value exceeds the market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. At June 30, 2001, the INVESCO ADR Portfolio and Loomis Sayles Corporate Bond Portfolios had entered into repurchase agreements with Morgan Stanley & Co, Inc in the amounts of $1,776,000 and $3,062,000, respectively, dated June 29, 2001, due July 2,
      2001 at 3.900%, repurchased at $1,776,577 and $3,062,995, respectively.

      Restricted & Illiquid Securities

      The Loomis Sayles Corporate Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2001 were $16,737,002, $16,401,395 and 9.67%, respectively.

      The Loomis Sayles Corporate Bond Portfolio may own certain investment securities that have been deemed "illiquid" because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at June 30, 2001 were $5,449,068, $1,726,525 and 1.02%, respectively.

      Foreign Currency Translations

     The accounting records of the Loomis Sayles Corporate Bond Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

      The Loomis Sayles Corporate Bond Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

      Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Loomis Sayles Corporate Bond Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal period end, resulting from changes in the exchange rate.

      Dividends

      Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.


      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO) for the INVESCO ADR Portfolio and specific lot selection for the Loomis Sayles Corporate Bond Portfolio.

      Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At June 30, 2001, the Loomis Sayles Corporate Bond Portfolio had available for federal income tax purposes unused capital loss carryovers of $787,648 and $393,529, which expire in the years 2007 and 2008, respectively.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate 0.90% of the average daily net assets of the Loomis Sayles Corporate Bond Portfolio and 1.00% of the average daily net assets of the INVESCO ADR Portfolio. However, the investment advisor shall pay any expenses which exceed an annual rate, including management fees, of 1.30% of the average daily net assets of the INVESCO ADR Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods. For the Loomis Sayles Corporate Bond Portfolio, the management fee encompasses fund operation expenses.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

                                                                 Purchases           Sales
                                                               --------------    --------------

     INVESCO ADR Portfolio                                  $      25,959,405 $     13,084,604

     Loomis Sayles Corporate Bond Portfolio                        20,538,780       22,792,903


      For the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were $2,499,086 and $3,068,676, respectively, for the Loomis Sayles Corporate Bond Portfolio. There were no purchases or sales of U.S. Government securities in the INVESCO ADR Portfolio.

4.      UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2001, were as follows:

                              Cost For
                               Income                                                 Net
                                 Tax             Gross             Gross          Unrealized
                              Purposes       Appreciation      Depreciation      Depreciation
                             ------------    --------------    --------------    --------------

     INVESCO ADR
        Portfolio         $   126,056,285       6,710,311        (17,126,415)      (10,416,104)

     Loomis Sayles
        Corporate Bond
        Portfolio             196,569,429        4,929,609       (34,912,345)      (29,982,736)

                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for the Six Months Ended June 30, 2001 and the Year Ended December 31, 2000


                                  (Section 12)

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
UNAUDITED

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

                                                                                           ARIEL
                                                                                          MIDCAP
                                                                                           VALUE
                                                                                         PORTFOLIO
                                                                                      ----------------
                                                                                      ----------------
ASSETS:
     Investments in securities, market value  (1)                                   $      82,429,619
     Cash                                                                                      11,742
     Dividends and interest receivable                                                        125,042
     Subscriptions receivable                                                                  13,771
     Receivable for investments sold                                                        3,347,351
                                                                                      ----------------
                                                                                      ----------------

     Total assets                                                                          85,927,525
                                                                                      ----------------
                                                                                      ----------------

LIABILITIES:
     Due to investment adviser                                                                 71,773
     Redemptions payable                                                                       39,702
     Payable for investments purchased                                                      3,322,000
                                                                                      ----------------
                                                                                      ----------------

     Total liabilities                                                                      3,433,475
                                                                                      ----------------
                                                                                      ----------------

NET ASSETS                                                                          $      82,494,050
                                                                                      ================
                                                                                      ================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                  $       4,304,455
     Additional paid-in capital                                                            69,303,413
     Net unrealized appreciation on investments                                             8,424,343
     Overdistributed net investment income                                                 (1,729,424)
     Accumulated net realized gain on investments                                           2,191,263
                                                                                      ----------------
                                                                                      ----------------

NET ASSETS                                                                          $      82,494,050
                                                                                      ================
                                                                                      ================

NET ASSET VALUE PER OUTSTANDING SHARE                                               $          1.9165
                                                                                      ================
                                                                                      ================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                           200,000,000
     Outstanding                                                                           43,044,554

(1)  Cost of investments in securities:                                             $      74,005,276

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
UNAUDITED
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

                                                                                           ARIEL
                                                                                          MIDCAP
                                                                                           VALUE
                                                                                         PORTFOLIO
                                                                                      ----------------
                                                                                      ----------------
INVESTMENT INCOME:
     Interest                                                                       $          77,017
     Dividends                                                                                525,735
                                                                                      ----------------
                                                                                      ----------------

     Total income                                                                             602,752
                                                                                      ----------------
                                                                                      ----------------

EXPENSES:
     Audit fees                                                                                 4,377
     Investment administration                                                                 55,347
     Bank and custodial fees                                                                    4,659
     Other expenses                                                                             6,119
     Management fees                                                                          347,700
                                                                                      ----------------
                                                                                      ----------------

     Total expenses                                                                           418,202

     Less amount reimbursed by investment adviser                                              15,602
                                                                                      ----------------
                                                                                      ----------------

     Net expenses                                                                             402,600
                                                                                      ----------------
                                                                                      ----------------

NET INVESTMENT INCOME                                                                         200,152
                                                                                      ----------------
                                                                                      ----------------
                                                                                                    0
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                       1,932,289
     Change in net unrealized appreciation on investments                                   5,945,802
                                                                                      ----------------
                                                                                      ----------------

     Net realized and unrealized gain on investments                                        7,878,091
                                                                                      ----------------
                                                                                      ----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $       8,078,243
                                                                                      ================
                                                                                      ================

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2001 AND YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

                                                                             ARIEL MIDCAP VALUE
                                                                                 PORTFOLIO
                                                                       -------------------------------
                                                                       -------------------------------
                                                                           2001              2000
                                                                       --------------    -------------
                                                                       --------------    -------------
                                                                         UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                            $       200,152   $      407,454
    Net realized gain on investments                                       1,932,289        3,289,455
    Change in net unrealized appreciation on investments                   5,945,802        5,834,534
                                                                       --------------    -------------
                                                                       --------------    -------------

    Net increase in net assets resulting from operations                   8,078,243        9,531,443
                                                                       --------------    -------------
                                                                       --------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                              (202,270)        (404,374)
    From net realized gains                                                        0       (3,093,770)
                                                                       --------------    -------------
                                                                       --------------    -------------

    Total distributions                                                     (202,270)      (3,498,144)
                                                                       --------------    -------------
                                                                       --------------    -------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                     21,998,586       13,686,957
    Reinvestment of distributions                                            202,270        3,498,144
    Redemptions of shares                                                (11,279,830)     (27,020,137)
                                                                       --------------    -------------
                                                                       --------------    -------------

    Net increase (decrease) in net assets resulting                       10,921,026       (9,835,036)
        from share transactions
                                                                       --------------    -------------
                                                                       --------------    -------------

    Total increase (decrease) in net assets                               18,796,999       (3,801,737)

NET ASSETS:
    Beginning of period                                                   63,697,051       67,498,788
                                                                       --------------    -------------
                                                                       --------------    -------------

    End of period (1)                                                $    82,494,050   $   63,697,051
                                                                       ==============    =============
                                                                       ==============    =============

OTHER INFORMATION:

SHARES:
    Sold                                                                  12,338,094        9,164,205
    Issued in reinvestment of distributions                                  105,669        2,154,742
    Redeemed                                                              (6,346,834)     (18,166,159)
                                                                       --------------    -------------
                                                                       --------------    -------------

    Net increase (decrease)                                                6,096,929       (6,847,212)
                                                                       ==============    =============
                                                                       ==============    =============

(1) Including overdistributed net investment income                  $    (1,729,424)  $   (1,727,306)

See notes to financial statements.

MAXIM SERIES FUND, INC.

ARIEL MIDCAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001 and the years ended December 31, 2000, 1999, 1998, 1997 and
1996 are as follows:

                                    Six Months Ended                     Year Ended December 31,
                                                    -------------------------------------------------------------
                                                    -------------------------------------------------------------
                                    June 30, 2001     2000         1999        1998          1997         1996
                                    --------------  ---------   ----------  ------------  -----------  -----------
                                    --------------  ---------   ----------  ------------  -----------  -----------
                                     UNAUDITED

Net Asset Value, Beginning of Peri$d   1.7240  $    1.5412  $    1.8417 $      1.5532 $     1.4327 $     1.3538

Income from Investment Operations

Net investment income (loss)           0.0113       0.0035       0.0115       (0.0092)     (0.0437)     (0.0083)
Net realized and unrealized gain       0.1859       0.2779       0.0029        0.5058       0.2257       0.0890
                                    ----------   ----------   ----------  ------------  -----------  -----------
                                    ----------   ----------   ----------  ------------  -----------  -----------

Total Income From
     Investment Operations             0.1972       0.2814       0.0144        0.4966       0.1820       0.0807
                                    ----------   ----------   ----------  ------------  -----------  -----------
                                    ----------   ----------   ----------  ------------  -----------  -----------

Less Distributions

From net investment income            (0.0047)     (0.0108)     (0.0115)       0.0000                    0.0000
From net realized gains                0.0000      (0.0878)     (0.3034)      (0.2081)     (0.0615)     (0.0018)
                                    ----------   ----------   ----------  ------------  -----------  -----------
                                    ----------   ----------   ----------  ------------  -----------  -----------

Total Distributions                   (0.0047)     (0.0986)     (0.3149)      (0.2081)     (0.0615)     (0.0018)
                                    ----------   ----------   ----------  ------------  -----------  -----------
                                    ----------   ----------   ----------  ------------  -----------  -----------

Net Asset Value, End of Period    $    1.9165  $    1.7240  $    1.5412 $      1.8417 $     1.5532 $     1.4327
                                    ==========   ==========   ==========  ============  ===========  ===========
                                    ==========   ==========   ==========  ============  ===========  ===========
                                       0.0000

Total Return                           11.44% ^     18.69%        0.26%        33.77%       12.95%        5.96%

Net Assets, End of Period         $ 82,494,050 $ 63,697,051 $ 67,498,788$ 317,547,944 $ 233,939,911$ 214,710,803

Ratio of Expenses to Average Net Assets:
- Before Reimbursement                  1.14% *      1.19%        1.04%         1.02%        1.06%        1.08%
- After Reimbursement #                 1.10% *      1.10%        1.04%         1.02%        1.06%        1.07%

Ratio of Net Investment Income (Loss) to
Average Net Assets:
- Before Reimbursement                  0.50% *      0.61%        0.36%        (0.64%)      (0.51%)      (0.67%)
- After Reimbursement #                 0.54% *      0.70%        0.36%        (0.64%)      (0.51%)      (0.66%)

Portfolio Turnover Rate                13.39% ^     41.65%      182.75%        87.81%      139.74%       80.31%

F  The per share information was computed based on average shares.

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------
UNAUDITED

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Ariel MidCap Value Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (the Company) and New England Financial.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Repurchase Agreements

      Repurchase agreements held by the Portfolio are fully collateralized by various U.S. Government agency securities. The collateral is evaluated daily to ensure its market value exceeds the market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. At June 30, 2001, the Portfolio had entered into a repurchase agreement with Morgan Stanley & Co, Inc in the amount of $3,322,000, dated June 29, 2001, due July 2, 2001 at 3.900%, repurchased at $3,323,080.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of 0.95% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.10% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $19,064,128 and $9,562,105, respectively. For the six months ended June 30, 2001, there were no purchases or sales of U.S. Government securities.

4.      UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2001, the U.S. Federal income tax cost basis was $74,134,263. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $12,502,017 and gross depreciation of securities in which there was an excess of tax cost over value of $4,206,661, resulting in net appreciation of $8,295,356.

                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for the Six Months Ended June 30, 2001 and the Year Ended December 31, 2000


                                  (Section 13)

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
UNAUDITED

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

                                                                                          INDEX
                                                                                           600
                                                                                        PORTFOLIO
                                                                                     ----------------
                                                                                     ----------------
ASSETS:
     Investments in securities, market value  (1)                                  $      30,295,269
     Cash                                                                                     60,221
     Dividends and interest receivable                                                        15,951
     Receivable for investments sold                                                         550,000
     Variation margin on futures contracts                                                    10,500
                                                                                     ----------------
                                                                                     ----------------

            Total assets                                                                  30,931,941
                                                                                     ----------------
                                                                                     ----------------

LIABILITIES:
     Due to investment adviser                                                                14,005
     Redemptions payable                                                                      68,527
     Payable for investments purchased                                                       499,836
                                                                                     ----------------
                                                                                     ----------------

            Total liabilities                                                                582,368
                                                                                     ----------------
                                                                                     ----------------

NET ASSETS                                                                         $      30,349,573
                                                                                     ================
                                                                                     ================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                 $       3,744,174
     Additional paid-in capital                                                           22,734,131
     Net unrealized appreciation on investments and futures contracts                      2,306,416
     Undistributed net investment income                                                         493
     Accumulated net realized gain on investments and futures contracts                    1,564,359
                                                                                     ----------------
                                                                                     ----------------

NET ASSETS                                                                         $      30,349,573
                                                                                     ================
                                                                                     ================

NET ASSET VALUE PER OUTSTANDING SHARE                                              $          0.8106
                                                                                     ================
                                                                                     ================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                          100,000,000
     Outstanding                                                                          37,441,739

(1)  Cost of investments in securities:                                            $      27,982,853

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
UNAUDITED
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

                                                                                         INDEX
                                                                                          600
                                                                                       PORTFOLIO
                                                                                     ---------------
                                                                                     ---------------
INVESTMENT INCOME:
     Interest                                                                      $          6,957
     Dividends                                                                              104,141
                                                                                     ---------------
                                                                                     ---------------

     Total income                                                                           111,098
                                                                                     ---------------
                                                                                     ---------------

EXPENSES:
     Management fees                                                                         85,286
                                                                                     ---------------
                                                                                     ---------------

NET INVESTMENT INCOME                                                                        25,812
                                                                                     ---------------
                                                                                     ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                        70,980
     Net realized gain on futures contracts                                                  33,617
     Change in net unrealized appreciation on investments                                 1,404,728
     Change in net unrealized depreciation on futures contracts                              (6,000)
                                                                                     ---------------
                                                                                     ---------------

     Net realized and unrealized gain on investments and futures contracts                1,503,325
                                                                                     ---------------
                                                                                     ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $      1,529,137
                                                                                     ===============
                                                                                     ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2001 AND YEAR ENDED DECEMBER 31, 2000

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

                                                                         INDEX 600
                                                                         PORTFOLIO
                                                                       ---------------------------------
                                                                       ---------------------------------
                                                                           2001               2000
                                                                       --------------    ---------------
                                                                       --------------    ---------------
                                                                         UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                           $        25,812   $         99,536
     Net realized gain on investments                                         70,980          5,258,629
     Net realized gain (loss) on futures contracts                            33,617            (34,138)
     Change in net unrealized appreciation on investments                  1,404,728         (2,589,385)
     Change in net unrealized depreciation on futures contracts               (6,000)           (61,800)
                                                                       --------------    ---------------
                                                                       --------------    ---------------

     Net increase in net assets resulting from operations                  1,529,137          2,672,842
                                                                       --------------    ---------------
                                                                       --------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                              (26,091)           (99,712)
     From net realized gains                                                       0         (3,446,531)
                                                                       --------------    ---------------
                                                                       --------------    ---------------

     Total distributions                                                     (26,091)        (3,546,243)
                                                                       --------------    ---------------
                                                                       --------------    ---------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                     5,281,992         14,955,564
     Reinvestment of distributions                                            26,091          3,546,243
     Redemptions of shares                                                (4,740,345)       (14,518,257)
                                                                       --------------    ---------------
                                                                       --------------    ---------------

     Net increase in net assets resulting from share transactions            567,738          3,983,550
                                                                       --------------    ---------------
                                                                       --------------    ---------------

     Total increase in net assets                                          2,070,784          3,110,149

NET ASSETS:
     Beginning of period                                                  28,278,789         25,168,640
                                                                       --------------    ---------------
                                                                       --------------    ---------------

     End of period  (1)                                              $    30,349,573   $     28,278,789
                                                                       ==============    ===============
                                                                       ==============    ===============

OTHER INFORMATION:

SHARES:
     Sold                                                                  6,899,090         17,868,363
     Issued in reinvestment of distributions                                  33,001          4,827,858
     Redeemed                                                             (6,314,543)       (17,337,737)
                                                                       --------------    ---------------
                                                                       --------------    ---------------

     Net increase                                                            617,548          5,358,484
                                                                       ==============    ===============
                                                                       ==============    ===============

(1) Including undistributed net investment income                    $           493   $            772

See notes to financial statements.



MAXIM SERIES FUND, INC.

INDEX 600 PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001 and the years ended December 31, 2000, 1999, 1998, 1997 and
1996 are as follows:

                                   Six Months Ended                  Year Ended December 31,
                                                   --------------------------------------------------------------
                                                   --------------------------------------------------------------
                                   June 30, 2001      2000         1999        1998         1997         1996
                                   --------------   ----------  -----------  ----------   ----------   ----------
                                   --------------   ----------  -----------  ----------   ----------   ----------
                                   UNAUDITED

Net Asset Value, Beginning of Per$od   0.7679 $     0.7999 $     0.7921 $    1.2588  $    1.2370  $    1.1680

Income from Investment Operations

Net investment income                  0.0007       0.0028       0.0049      0.0069       0.0081       0.0124
Net realized and unrealized gain (loss)0.0427       0.0743       0.0809     (0.0532)      0.2419       0.1659
                                   -----------  -----------  -----------  ----------   ----------   ----------
                                   -----------  -----------  -----------  ----------   ----------   ----------

Total Income (Loss) From
Investment Operations                  0.0434       0.0771       0.0858     (0.0463)      0.2500       0.1783
                                   -----------  -----------  -----------  ----------   ----------   ----------
                                   -----------  -----------  -----------  ----------   ----------   ----------

Less Distributions

From net investment income            (0.0007)     (0.0028)     (0.0049)    (0.0069)     (0.0081)     (0.0124)
From net realized gains                0.0000      (0.1063)     (0.0731)    (0.4135)     (0.2201)     (0.0969)
                                   -----------  -----------  -----------  ----------   ----------   ----------
                                   -----------  -----------  -----------  ----------   ----------   ----------

Total Distributions                   (0.0007)     (0.1091)     (0.0780)    (0.4204)     (0.2282)     (0.1093)
                                   -----------  -----------  -----------  ----------   ----------   ----------
                                   -----------  -----------  -----------  ----------   ----------   ----------

Net Asset Value, End of Period   $     0.8106 $     0.7679 $     0.7999 $    0.7921  $    1.2588  $    1.2370
                                   ===========  ===========  ===========  ==========   ==========   ==========
                                   ===========  ===========  ===========  ==========   ==========   ==========
                                      (0.0000)
                                                                             -1.58%
Total Return                            5.81% ^     10.25%       11.85%      (1.58%)      21.00%       15.30%

Net Assets, End of Period        $ 30,349,573 $ 28,278,789 $ 25,168,640 $ 23,618,628 $ 121,454,805$ 80,783,692

Ratio of Expenses to
Average Net Assets                      0.60% *      0.60%        0.60%       0.60%        0.60%        0.60%

Ratio of Net Investment Income to
Average Net Assets                      0.18% *      0.36%        0.66%       0.25%        0.66%        1.04%

Portfolio Turnover Rate                21.92% ^     85.61%       37.75%      59.18%      102.45%       39.66%

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------
UNAUDITED

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Index 600 Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's SmallCap 600 Stock Index. The Portfolio is nondiversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (the Company) and New England Financial.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.


      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $6,298,034 and $6,229,428, respectively. For the six months ended June 30, 2001, there were no purchases or sales of U.S. Government securities.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2001, the U.S. Federal income tax cost basis was $28,618,387. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $5,630,928 and gross depreciation of securities in which there was an excess of tax cost over value of $3,954,046, resulting in net appreciation of $1,676,882.

5.    FUTURES CONTRACTS

      As of June 30, 2001, the Portfolio had 2 open Russell 2000 futures contracts. The contracts expire in September 2001 and the Portfolio has recorded unrealized depreciation of $6,000.

                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for the Six Months Ended June 30, 2001 and the Year Ended December 31, 2000

                                  (Section 14)

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
UNAUDITED

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

                                                                                           INDEX
                                                                                            400
                                                                                         PORTFOLIO
                                                                                      ----------------
                                                                                      ----------------
ASSETS:
     Investments in securities, market value  (1)                                   $      36,836,004
     Cash                                                                                      87,531
     Dividends and interest receivable                                                         25,393
     Subscriptions receivable                                                                  49,468
     Receivable for investments sold                                                        1,200,000
     Variation margin on futures contracts                                                     22,500
                                                                                      ----------------
                                                                                      ----------------

     Total assets                                                                          38,220,896
                                                                                      ----------------
                                                                                      ----------------

LIABILITIES:
     Due to investment adviser                                                                 17,349
     Redemptions payable                                                                        3,057
     Payable for investments purchased                                                      1,269,384
                                                                                      ----------------
                                                                                      ----------------

     Total liabilities                                                                      1,289,790
                                                                                      ----------------
                                                                                      ----------------

NET ASSETS                                                                          $      36,931,106
                                                                                      ================
                                                                                      ================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                  $         315,629
     Additional paid-in capital                                                            35,711,748
     Net unrealized appreciation on investments and futures contracts                         492,512
     Undistributed net investment income                                                          481
     Accumulated net realized gain on investments and futures contracts                       410,736
                                                                                      ----------------
                                                                                      ----------------

NET ASSETS                                                                          $      36,931,106
                                                                                      ================
                                                                                      ================

NET ASSET VALUE PER OUTSTANDING SHARE                                               $         11.7008
                                                                                      ================
                                                                                      ================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                           100,000,000
     Outstanding                                                                            3,156,294

(1)  Cost of investments in securities:                                             $      36,292,592

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
UNAUDITED
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

                                                                                           INDEX
                                                                                            400
                                                                                         PORTFOLIO
                                                                                       ---------------
                                                                                       ---------------

INVESTMENT INCOME:
    Interest                                                                         $         17,125
    Dividends                                                                                 169,209
                                                                                       ---------------
                                                                                       ---------------

    Total income                                                                              186,334
                                                                                       ---------------
                                                                                       ---------------

EXPENSES:
    Management fees                                                                           101,100
                                                                                       ---------------
                                                                                       ---------------

NET INVESTMENT INCOME                                                                          85,234
                                                                                       ---------------
                                                                                       ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments                                                         (163,774)
    Net realized gain on futures contracts                                                     87,720
    Change in net unrealized appreciation on investments                                      510,280
    Change in net unrealized depreciation on futures contracts                                (50,900)
                                                                                       ---------------
                                                                                       ---------------

    Net realized and unrealized gain on investments                                           383,326
                                                                                       ---------------
                                                                                       ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $        468,560
                                                                                       ===============
                                                                                       ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2001 AND YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

                                                                                 INDEX 400
                                                                           PORTFOLIO
                                                                       -------------------------------
                                                                       -------------------------------
                                                                           2001              2000
                                                                       -------------     -------------
                                                                       -------------------------------
                                                                           UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                            $       85,234    $      127,198
    Net realized gain (loss) on investments                                (163,774)        1,900,117
    Net realized gain on futures contracts                                   87,720           120,232
    Change in net unrealized appreciation on investments                    510,280          (441,059)
    Change in net unrealized depreciation on futures contracts              (50,900)          (43,625)
                                                                       -------------     -------------
                                                                       -------------     -------------

    Net increase in net assets resulting from operations                    468,560         1,662,863
                                                                       -------------     -------------
                                                                       -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                              (86,664)         (125,340)
    From net realized gains                                                       0        (1,706,249)
                                                                       -------------     -------------
                                                                       -------------     -------------

    Total distributions                                                     (86,664)       (1,831,589)
                                                                       -------------     -------------
                                                                       -------------     -------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                     9,130,928        19,182,962
    Reinvestment of distributions                                            86,664         1,831,589
    Redemptions of shares                                                (3,060,814)       (1,183,219)
                                                                       -------------     -------------
                                                                       -------------     -------------

    Net increase in net assets resulting from share transactions          6,156,778        19,831,332
                                                                       -------------     -------------
                                                                       -------------     -------------

    Total increase in net assets                                          6,538,674        19,662,606

NET ASSETS:
    Beginning of period                                                  30,392,432        10,729,826
                                                                       -------------     -------------
                                                                       -------------     -------------

    End of period  (1)                                               $   36,931,106    $   30,392,432
                                                                       =============     =============
                                                                       =============     =============

OTHER INFORMATION:

SHARES:
    Sold                                                                    801,226         1,542,698
    Issued in reinvestment of distributions                                   7,497           161,127
    Redeemed                                                               (261,913)          (98,034)
                                                                       -------------     -------------
                                                                       -------------     -------------

    Net increase                                                            546,810         1,605,791
                                                                       =============     =============
                                                                       =============     =============

(1) Including undistributed net investment income                    $          481    $        1,911

See notes to financial statements.



MAXIM SERIES FUND, INC.

INDEX 400 PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001, year ended December 31, 2000 and the period ended December
31, 1999 are as follows:

                                                       Six Months Ended   Period Ended December 31,
                                                                         ----------------------------
                                                                         ----------------------------
                                                         June 30, 2001      2000             1999
                                                       ----------------  -------------    -----------
                                                       ----------------  -------------    -----------
                                                           UNAUDITED                         (A)

Net Asset Value, Beginning of Period                 $     11.6469     $    10.6903     $    10.0000

Income from Investment Operations
                                                                             0.0000           0.0000
Net investment income                                       0.0271           0.0853           0.0393
Net realized and unrealized gain                            0.0544           1.6823           0.6902
                                                       ------------      -----------      -----------
                                                       ------------      -----------      -----------

Total Income From Investment Operations                     0.0815           1.7676           0.7295
                                                       ------------      -----------      -----------
                                                       ------------      -----------      -----------

Less Distributions

From net investment income                                 (0.0276)         (0.0847)         (0.0392)
From net realized gains                                     0.0000          (0.7263)
                                                       ------------      -----------      -----------
                                                       ------------      -----------      -----------

Total Distributions                                        (0.0276)         (0.8110)         (0.0392)
                                                       ------------      -----------      -----------
                                                       ------------      -----------      -----------

Net Asset Value, End of Period                       $     11.7008     $    11.6469     $    10.6903
                                                       ============      ===========      ===========
                                                       ============      ===========      ===========
                                                                 -

Total Return                                                 0.71% ^         16.79%            7.30% ^

Net Assets, End of Period                            $  36,931,106     $ 30,392,432     $ 10,729,826

Ratio of Expenses to Average Net Assets                      0.60% *          0.60%            0.60% *

Ratio of Net Investment Income to Average Net Assets         0.50% *          0.75%            0.92% *

Portfolio Turnover Rate                                     33.59% ^         93.50%           26.41% ^

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

(A)  The portfolio commenced operations on July 26, 1999.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------
UNAUDITED

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Index 400 Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's MidCap 400 Index. The Portfolio is nondiversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (the Company) and New England Financial.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.


      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $15,922,081 and $11,194,022, respectively. For the six months ended June 30, 2001, there were no purchases or sales of U.S. Government securities.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2001, the U.S. Federal income tax cost basis was $36,680,589. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,420,280 and gross depreciation of securities in which there was an excess of tax cost over value of $4,264,865, resulting in net appreciation of $155,415.

5.    FUTURES CONTRACTS

      As of June 30, 2001, the Portfolio had 5 open MidCap 400 futures contracts. The contracts expire in September 2001 and the Portfolio has recorded unrealized depreciation of $50,900.

                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for the Six Months Ended June 30, 2001 and the Year Ended December 31, 2000

                                  (Section 15)

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
UNAUDITED

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

                                                                                       TEMPLETON
                                                                                     INTERNATIONAL
                                                                                         EQUITY
                                                                                       PORTFOLIO
                                                                                   -------------------
                                                                                   -------------------
ASSETS:
     Investments in securities, market value  (1)                                $        100,726,777
     Cash denominated in foreign currencies (2)                                                68,768
     Cash                                                                                      66,751
     Dividends and interest receivable                                                        383,638
     Subscriptions receivable                                                                 103,864
     Receivable for investments sold                                                        6,886,520
                                                                                   -------------------
                                                                                   -------------------

            Total assets                                                                  108,236,318
                                                                                   -------------------
                                                                                   -------------------

LIABILITIES:
     Due to investment adviser                                                                100,040
     Redemptions payable                                                                       14,267
     Payable for investments purchased                                                      7,215,605
                                                                                   -------------------
                                                                                   -------------------

            Total liabilities                                                               7,329,912
                                                                                   -------------------
                                                                                   -------------------

NET ASSETS                                                                       $        100,906,406
                                                                                   ===================
                                                                                   ===================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                               $          8,704,089
     Additional paid-in capital                                                            89,896,989
     Net unrealized appreciation on investments and translation of assets and
     liabilities denominated in foreign currencies                                            662,915
     Undistributed net investment income                                                      805,552
     Accumulated net realized gain on investments                                             836,861
                                                                                   -------------------
                                                                                   -------------------

NET ASSETS                                                                       $        100,906,406
                                                                                   ===================
                                                                                   ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                            $             1.1593
                                                                                   ===================
                                                                                   ===================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                           200,000,000
     Outstanding                                                                           87,040,893

(1)  Cost of investments in securities:                                          $        100,062,948
(2)  Cost of cash payable in foreign currencies:                                               69,682

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
UNAUDITED
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

                                                                                      TEMPLETON
                                                                                    INTERNATIONAL
                                                                                       EQUITY
                                                                                      PORTFOLIO
                                                                                  ------------------
                                                                                  ------------------
INVESTMENT INCOME:
     Interest                                                                   $           174,171
     Dividends                                                                            1,363,545
     Foreign withholding tax                                                               (150,725)
                                                                                  ------------------
                                                                                  ------------------

     Total income                                                                         1,386,991
                                                                                  ------------------
                                                                                  ------------------

EXPENSES:
     Audit fees                                                                               5,292
     Investment administration                                                               67,337
     Bank and custodial fees                                                                 22,957
     Other expenses                                                                          16,441
     Management fees                                                                        477,899
                                                                                  ------------------
                                                                                  ------------------

     Total expenses                                                                         589,926

     Less amount reimbursed by investment adviser                                               721
                                                                                  ------------------
                                                                                  ------------------

     Net expenses                                                                           589,205
                                                                                  ------------------
                                                                                  ------------------

NET INVESTMENT INCOME                                                                       797,786
                                                                                  ------------------
                                                                                  ------------------
                                                                                                  0
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                       482,806
     Change in net unrealized appreciation on investments                                (3,113,458)
     Change in net unrealized depreciation on translation of assets
     and liabilities denominated in foreign currencies                                   (3,768,681)
                                                                                  ------------------
                                                                                  ------------------

     Net realized and unrealized loss on investments and translation of
     assets and liabilities denominated in foreign currencies                            (6,399,333)
                                                                                  ------------------
                                                                                  ------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $        (5,601,547)
                                                                                  ==================
                                                                                  ==================

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2001 AND YEAR ENDED DECEMBER 31, 2000

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

                                                                                TEMPLETON
                                                                           INTERNATIONAL EQUITY
                                                                                PORTFOLIO
                                                                     ----------------------------------
                                                                     ----------------------------------
                                                                          2001               2000
                                                                     ----------------   ---------------
                                                                     ----------------   ---------------
                                                                        UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                         $         797,786  $        718,783
     Net realized gain on investments                                        482,806        16,358,946
     Change in net unrealized appreciation on investments                 (3,113,458)      (12,739,005)
     Change in net unrealized depreciation on translation of assets                0
     and liabilities denominated in foreign currencies                    (3,768,681)       (2,594,317)
                                                                     ----------------   ---------------
                                                                     ----------------   ---------------

     Net increase (decrease) in net assets resulting from operations      (5,601,547)        1,744,407
                                                                     ----------------   ---------------
                                                                     ----------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                    0          (719,861)
     From net realized gains                                                       0       (19,050,151)
                                                                     ----------------   ---------------
                                                                     ----------------   ---------------

     Total distributions                                                           0       (19,770,012)
                                                                     ----------------   ---------------
                                                                     ----------------   ---------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                    29,227,664        43,460,293
     Reinvestment of distributions                                                 0        19,770,012
     Redemptions of shares                                               (16,894,097)      (52,384,495)
                                                                     ----------------   ---------------
                                                                     ----------------   ---------------

     Net increase in net assets resulting from share transactions         12,333,567        10,845,810
                                                                     ----------------   ---------------
                                                                     ----------------   ---------------

     Total increase (decrease) in net assets                               6,732,020        (7,179,795)

NET ASSETS:
     Beginning of period                                                  94,174,386       101,354,181
                                                                     ----------------   ---------------
                                                                     ----------------   ---------------

     End of period  (1)                                            $     100,906,406  $     94,174,386
                                                                     ================   ===============
                                                                     ================   ===============

OTHER INFORMATION:

SHARES:
     Sold                                                                 24,566,596        28,480,797
     Issued in reinvestment of distributions                                       0        15,978,704
     Redeemed                                                            (14,311,225)      (34,401,408)
                                                                     ----------------   ---------------
                                                                     ----------------   ---------------

     Net increase                                                         10,255,371        10,058,093
                                                                     ================   ===============
                                                                     ================   ===============

(1) Including undistributed net investment income                  $         805,552  $          7,766

See notes to financial statements.

MAXIM SERIES FUND, INC.

TEMPLETON INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001 and the years ended December 31, 2000, 1999, 1998, 1997 and
1996 are as follows:

                                   Six Months Ended               Year Ended December 31,
                                                    ---------------------------------------------------------------
                                                    ---------------------------------------------------------------
                                   June 30, 2001      2000          1999         1998         1997         1996
                                   --------------   ----------   -----------  -----------  -----------   ----------
                                   --------------   ----------   -----------  -----------  -----------   ----------
                                     UNAUDITED

Net Asset Value, Beginning of Per$od   1.2265  $    1.5189  $     1.1874 $     1.2786 $     1.3229  $    1.1395

Income from Investment Operations

Net investment income                  0.0092       0.0095        0.0155       0.0270       0.0205       0.0136
Net realized and unrealized gain      (0.0764)      0.0080        0.3391      (0.0911)      0.0053       0.2087
    (loss)
                                   -----------   ----------   -----------  -----------  -----------   ----------
                                   -----------   ----------   -----------  -----------  -----------   ----------

Total Income (Loss) From
Investment Operations                 (0.0672)      0.0175        0.3546      (0.0641)      0.0258       0.2223
                                   -----------   ----------   -----------  -----------  -----------   ----------
                                   -----------   ----------   -----------  -----------  -----------   ----------

Less Distributions

From net investment income             0.0000      (0.0094)      (0.0154)     (0.0271)     (0.0204)     (0.0136)
From net realized gains                0.0000      (0.3005)      (0.0077)      0.0000      (0.0497)     (0.0253)
                                   -----------   ----------   -----------  -----------  -----------   ----------
                                   -----------   ----------   -----------  -----------  -----------   ----------

Total Distributions                    0.0000      (0.3099)      (0.0231)     (0.0271)     (0.0701)     (0.0389)
                                   -----------   ----------   -----------  -----------  -----------   ----------
                                   -----------   ----------   -----------  -----------  -----------   ----------

Net Asset Value, End of Period   $     1.1593  $    1.2265  $     1.5189 $     1.1874 $     1.2786  $    1.3229
                                   ===========   ==========   ===========  ===========  ===========   ==========
                                   ===========   ==========   ===========  ===========  ===========   ==========
                                       0.0000

Total Return                           (5.46%)^      1.64%        29.91%       (5.00%)       1.99%       19.59%

Net Assets, End of Period        $ 100,906,406 $ 94,174,386 $ 101,354,181$ 120,381,642$ 132,774,511 $ 96,172,049

Ratio of Expenses to Average Net Assets:                                                                  0.00%
- Before Reimbursement                  1.23% *      1.25%         1.24%        1.21%        1.21%        1.42%
- After Reimbursement #                 1.23% *      1.25%         1.23%        1.20%        1.20%        1.39%

Ratio of Net Investment Income to
Average Net Assets:
- Before Reimbursement                  1.67% *      0.73%         0.93%        2.04%        1.69%        1.21%
- After Reimbursement #                 1.67% *      0.73%         0.94%        2.05%        1.70%        1.24%

Portfolio Turnover Rate                14.40% ^     65.41%        58.75%       40.02%       34.30%       22.21%

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.


MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------
UNAUDITED

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Templeton International Equity Portfolio are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (the Company) and New England Financial.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

      Repurchase Agreements

      Repurchase agreements held by the Portfolio are fully collateralized by various U.S. Government agency securities. The collateral is evaluated daily to ensure its market value exceeds the market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. At June 30, 2001, the Portfolio had entered into a repurchase agreement with Morgan Stanley & Co, Inc in the amount of $4,689,000, dated June 29, 2001, due July 2, 2001 at 3.900%, repurchased at $4,690,524.


      Restricted Securities

      The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2001 were $546,879, $420,421, and 0.42%, respectively.

      Foreign Currency Translations

     The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

      The Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

      Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal period end, resulting from changes in the exchange rate.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.


      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.50% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $13,353,964 and $12,764,961, respectively. For the six months ended June 30, 2001, there were no purchases or sales of U.S. Government securities.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2001, the U.S. Federal income tax cost basis was $100,062,948. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $13,660,051 and gross depreciation of securities in which there was an excess of tax cost over value of $12,996,222, resulting in net appreciation of $663,829.

                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for the Six Months Ended June 30, 2001 and the Year Ended December 31, 2000

                                  (Section 16)

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001
UNAUDITED

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                    T. ROWE
                                                                ARIEL            FOUNDERS            PRICE
                                                              SMALL-CAP          GROWTH &           MIDCAP             VALUE
                                                                VALUE             INCOME            GROWTH             INDEX
                                                              PORTFOLIO          PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                            --------------     --------------    --------------     -------------
                                                            --------------     --------------    --------------     -------------
ASSETS:
     Investments in securities, market value  (1)         $   180,104,477    $   110,613,865   $   236,568,394    $  350,375,596
     Cash                                                          10,672            578,768         1,512,467           117,746
     Dividends and interest receivable                            279,958             75,673            36,566           384,317
     Subscriptions receivable                                     643,473            165,996           469,694           106,748
     Receivable for investments sold                           10,666,399          2,460,008        12,084,412         1,203,358
     Variation margin on futures contracts                              0                  0                 0            18,250
                                                            --------------     --------------    --------------     -------------
                                                            --------------     --------------    --------------     -------------

     Total assets                                             191,704,979        113,894,310       250,671,533       352,206,015
                                                            --------------     --------------    --------------     -------------
                                                            --------------     --------------    --------------     -------------

LIABILITIES:
     Due to investment adviser                                    152,929             96,754           199,946           169,364
     Redemptions payable                                          388,550            172,413           426,322            48,492
     Payable for investments purchased                         12,416,327          2,754,162        13,122,147         1,300,711
                                                            --------------     --------------    --------------     -------------
                                                            --------------     --------------    --------------     -------------

     Total liabilities                                         12,957,806          3,023,329        13,748,415         1,518,567
                                                            --------------     --------------    --------------     -------------
                                                            --------------     --------------    --------------     -------------

NET ASSETS                                                $   178,747,173    $   110,870,981   $   236,923,118    $  350,687,448
                                                            ==============     ==============    ==============     =============
                                                            ==============     ==============    ==============     =============

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                        $    17,715,806    $    13,771,563   $    15,278,282    $   22,070,784
     Additional paid-in capital                               138,710,862        126,893,948       178,533,899       318,478,834
     Net unrealized appreciation (depreciation)                17,586,366         (3,706,783)       44,203,432       (11,933,642)
         on investments and future contracts
     Undistributed (overdistributed) net                           (2,340)            (2,321)         (528,123)            5,139
         investment income (loss)
     Accumulated net realized gain (loss) on                    4,736,479        (26,085,426)         (564,372)       22,066,333
         investments and futures contracts
                                                            --------------     --------------    --------------     -------------
                                                            --------------     --------------    --------------     -------------

NET ASSETS                                                $   178,747,173    $   110,870,981   $   236,923,118    $  350,687,448
                                                            ==============     ==============    ==============     =============
                                                            ==============     ==============    ==============     =============

NET ASSET VALUE PER OUTSTANDING SHARE                     $        1.0090    $        0.8051   $        1.5507    $       1.5889
                                                            ==============     ==============    ==============     =============
                                                            ==============     ==============    ==============     =============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                               300,000,000        200,000,000       200,000,000       300,000,000
     Outstanding                                              177,158,063        137,715,625       152,782,824       220,707,844

(1)  Cost of investments in securities:                   $   162,518,111    $   114,320,648   $   192,364,962    $  362,307,563

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
UNAUDITED

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                 T. ROWE
                                                                  ARIEL         FOUNDERS          PRICE
                                                                SMALL-CAP       GROWTH &         MIDCAP           VALUE
                                                                  VALUE          INCOME          GROWTH           INDEX
                                                                PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                              --------------  --------------  --------------  --------------
                                                              --------------  --------------  --------------  --------------

INVESTMENT INCOME:
    Interest                                                        413,472 $       154,630 $       405,555 $       122,921
    Dividends                                                     1,214,539         531,771         290,514       3,010,308
    Foreign withholding tax                                               0             (55)         (1,008)        (21,621)
                                                              --------------  --------------  --------------  --------------
                                                              --------------  --------------  --------------  --------------

    Total income                                                  1,628,011         686,346         695,061       3,111,608
                                                              --------------  --------------  --------------  --------------
                                                              --------------  --------------  --------------  --------------

EXPENSES:
    Audit fees                                                        4,402           4,120           3,907
    Investment administration                                        58,344          58,344          58,344
    Bank and custodial fees                                           8,945           8,726          24,540
    Other expenses                                                   21,765          10,866          19,703
    Management fees                                                 779,398         585,611       1,164,937       1,092,522
                                                              --------------  --------------  --------------  --------------
                                                              --------------  --------------  --------------  --------------

    Total expenses                                                  872,854         667,667       1,271,431       1,092,522

    Less amount reimbursed by investment adviser                      8,714          24,451          48,247
                                                              --------------  --------------  --------------  --------------
                                                              --------------  --------------  --------------  --------------

    Net expenses                                                    864,140         643,216       1,223,184       1,092,522
                                                              --------------  --------------  --------------  --------------
                                                              --------------  --------------  --------------  --------------

NET INVESTMENT INCOME (LOSS)                                        763,871          43,130        (528,123)      2,019,086
                                                              --------------  --------------  --------------  --------------
                                                              --------------  --------------  --------------  --------------
                                                                          0               0               0
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments                       2,675,754     (16,710,725)       (178,710)      8,673,505
    Net realized loss on futures contracts                                                                         (922,634)
    Change in net unrealized appreciation (depreciation)          8,654,635      (1,457,661)     (1,180,409)    (21,289,155)
        on investments
    Change in net unrealized depreciation on futures                                                      0         153,288
        contracts
                                                              --------------  --------------  --------------  --------------
                                                              --------------  --------------  --------------  --------------

    Net realized and unrealized gain (loss) on investments       11,330,389     (18,168,386)     (1,359,119)    (13,384,996)
        and futures contracts
                                                              --------------  --------------  --------------  --------------
                                                              --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM             12,094,260 $   (18,125,256)$    (1,887,242)$   (11,365,910)
    OPERATIONS
                                                              ==============  ==============  ==============  ==============
                                                              ==============  ==============  ==============  ==============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2001 AND YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                             ARIEL                           FOUNDERS
                                                                        SMALL-CAP VALUE                  GROWTH & INCOME
                                                                     PORTFOLIO                         PORTFOLIO
                                                                  ----------------------------      ---------------------------
                                                                  ----------------------------      ---------------------------
                                                                     2001             2000             2001            2000
                                                                  -----------      -----------      -----------     -----------
                                                                  ----------------------------      ---------------------------
                                                                     UNAUDITED                         UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                                $    763,871     $    679,076     $     43,130    $   (283,582)
    Net realized gain (loss) on investments                        2,675,754        6,626,024       (16,710,725)    (1,863,782)
    Change in net unrealized appreciation (depreciation)          8,654,635       10,480,042       (1,457,661)     (27,805,388)
        on investments
                                                                  -----------      -----------      -----------     -----------
                                                                  -----------      -----------      -----------     -----------

    Net increase (decrease) in net assets resulting               12,094,260       17,785,142       (18,125,256)    (29,952,752)
        from operations
                                                                  -----------      -----------      -----------     -----------
                                                                  -----------      -----------      -----------     -----------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                      (767,770)        (675,850)         (45,451)              0
    From net realized gains                                                0       (4,936,143)               0      (7,461,519)
                                                                  -----------      -----------      -----------     -----------
                                                                  -----------      -----------      -----------     -----------

    Total distributions                                             (767,770)      (5,611,993)         (45,451)     (7,461,519)
                                                                  -----------      -----------      -----------     -----------
                                                                  -----------      -----------      -----------     -----------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                             135,416,197      129,859,489      35,278,046      104,417,880
    Reinvestment of distributions                                    767,770        5,611,993           45,451       7,462,871
    Redemptions of shares                                         (85,735,412)     (65,963,193)     (35,608,036)    (92,405,477)
                                                                  -----------      -----------      -----------     -----------
                                                                  -----------      -----------      -----------     -----------

    Net increase (decrease) in net assets resulting                50,448,555       69,508,289         (284,539)     19,475,274
         from share transactions
                                                                  -----------      -----------      -----------     -----------
                                                                  -----------      -----------      -----------     -----------

    Total increase (decrease) in net assets                       61,775,045       81,681,438       (18,455,246)    (17,938,997)

NET ASSETS:
    Beginning of period                                           116,972,128      35,290,690       129,326,227     147,265,224
                                                                  -----------      -----------      -----------     -----------
                                                                  -----------      -----------      -----------     -----------

    End of period  (1)                                          $ 178,747,173    $ 116,972,128    $ 110,870,981   $ 129,326,227
                                                                  ===========      ===========      ===========     ===========
                                                                  ===========      ===========      ===========     ===========

OTHER INFORMATION:

SHARES:
    Sold                                                          140,942,970      154,756,290      41,703,227      89,659,208
    Issued in reinvestment of distributions                          766,064        6,390,905           56,357       7,838,078
    Redeemed                                                      (89,357,852)     (81,353,351)     (41,794,239)    (78,358,790)
                                                                  -----------      -----------      -----------     -----------
                                                                  -----------      -----------      -----------     -----------

    Net increase (decrease)                                       52,351,182       79,793,844          (34,655)     19,138,496
                                                                  ===========      ===========      ===========     ===========
                                                                  ===========      ===========      ===========     ===========

(1) Including undistributed (overdistributed) net               $     (2,340)    $      1,559     $     (2,321)   $          0
      investment income

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2001 AND YEAR ENDED DECEMBER 31, 2000

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

                                                                          T. ROWE PRICE
                                                                          MIDCAP GROWTH               VALUE INDEX
                                                                      PORTFOLIO                        PORTFOLIO
                                                                   ----------------------------      ---------------------------
                                                                   ----------------------------      ---------------------------
                                                                      2001            2000              2001           2000
                                                                   ------------    ------------      ------------   ------------
                                                                   ----------------------------      ---------------------------
                                                                      UNAUDITED                        UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                                 $    (528,123)  $    (721,014)    $   2,019,086  $   4,943,498
    Net realized gain (loss) on investments                           (178,710)     17,486,942         8,673,505     41,346,785
    Net realized loss on futures contracts                                                              (922,634)       (60,320)
    Change in net unrealized appreciation (depreciation)            (1,180,409)     (2,824,580)      (21,289,155)   (23,977,573)
        on investments
    Change in net unrealized depreciation on futures                                         0           153,288       (701,607)
        contracts
                                                                   ------------    ------------      ------------   ------------
                                                                   ------------    ------------      ------------   ------------

    Net increase (decrease) in net assets resulting                 (1,887,242)     13,941,348       (11,365,910)    21,550,783
        from operations
                                                                   ------------    ------------      ------------   ------------
                                                                   ------------    ------------      ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                               0               0        (2,024,690)    (4,946,452)
    From net realized gains                                                  0     (20,272,316)                0    (47,843,758)
                                                                   ------------    ------------      ------------   ------------
                                                                   ------------    ------------      ------------   ------------

    Total distributions                                                      0     (20,272,316)       (2,024,690)   (52,790,210)
                                                                   ------------    ------------      ------------   ------------
                                                                   ------------    ------------      ------------   ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                               84,263,301     217,504,784        68,379,135    262,138,347
    Reinvestment of distributions                                            0      20,272,316         2,024,690     52,790,210
    Redemptions of shares                                          (100,583,777)   (179,404,747)     (84,823,837)   (296,753,446)
                                                                   ------------    ------------      ------------   ------------
                                                                   ------------    ------------      ------------   ------------

    Net increase (decrease) in net assets resulting                (16,320,476)     58,372,353       (14,420,012)    18,175,111
        from share transactions
                                                                   ------------    ------------      ------------   ------------
                                                                   ------------    ------------      ------------   ------------

    Total increase (decrease) in net assets                        (18,207,718)     52,041,385       (27,810,612)   (13,064,316)

NET ASSETS:
    Beginning of period                                            255,130,836     203,089,451       378,498,060    391,562,376
                                                                   ------------    ------------      ------------   ------------
                                                                   ------------    ------------      ------------   ------------

    End of period  (1)                                           $ 236,923,118   $ 255,130,836     $ 350,687,448  $ 378,498,060
                                                                   ============    ============      ============   ============
                                                                   ============    ============      ============   ============

OTHER INFORMATION:

SHARES:
    Sold                                                            56,056,153     129,495,141        42,000,971    150,106,951
    Issued in reinvestment of distributions                                  0      13,156,463         1,285,074     31,826,168
    Redeemed                                                       (66,639,465)    (107,568,857)     (52,705,750)   (168,830,061)
                                                                   ------------    ------------      ------------   ------------
                                                                   ------------    ------------      ------------   ------------

    Net increase (decrease)                                        (10,583,312)     35,082,747        (9,419,705)    13,103,058
                                                                   ============    ============      ============   ============
                                                                   ============    ============      ============   ============

(1) Including undistributed net investment income (loss)         $    (528,123)  $           0     $       5,139  $      10,743

See notes to financial statements.

MAXIM SERIES FUND, INC.

ARIEL SMALL-CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001 and the years ended December 31, 2000, 1999, 1998, 1997 and
1996 are as follows:

                                     Six Months Ended                 Year Ended December 31,
                                                     ------------------------------------------------------------
                                                     ------------------------------------------------------------
                                     June 30, 2001      2000        1999         1998        1997        1996
                                     -------------   -----------  ----------   ----------  ----------  ----------
                                     -------------   -----------  ----------   ----------  ----------  ----------
                                      UNAUDITED

Net Asset Value, Beginning of Perio$     0.9372 $     0.7840 $    0.9538  $    0.9154 $    1.2480 $    1.0669

Income from Investment Operations

Net investment income                    0.0044       0.0072      0.0019       0.0022      0.0067      0.0095
Net realized and unrealized gain (loss)  0.0718       0.1974     (0.0631)      0.0721      0.3223      0.1811
                                     -----------  -----------  ----------   ----------  ----------  ----------
                                     -----------  -----------  ----------   ----------  ----------  ----------

Total Income (Loss) From
Investment Operations                    0.0762       0.2046     (0.0612)      0.0743      0.3290      0.1906
                                     -----------  -----------  ----------   ----------  ----------  ----------
                                     -----------  -----------  ----------   ----------  ----------  ----------

Less Distributions

From net investment income              (0.0044)     (0.0072)    (0.0019)     (0.0022)    (0.0067)    (0.0095)
From net realized gains                  0.0000      (0.0442)    (0.1067)     (0.0337)    (0.6549)     0.0000
                                     -----------  -----------  ----------   ----------  ----------  ----------
                                     -----------  -----------  ----------   ----------  ----------  ----------

Total Distributions                     (0.0044)     (0.0514)    (0.1086)     (0.0359)    (0.6616)    (0.0095)
                                     -----------  -----------  ----------   ----------  ----------  ----------
                                     -----------  -----------  ----------   ----------  ----------  ----------

Net Asset Value, End of Period     $     1.0090 $     0.9372 $    0.7840  $    0.9538 $    0.9154 $    1.2480
                                     ===========  ===========  ==========   ==========  ==========  ==========
                                     ===========  ===========  ==========   ==========  ==========  ==========
                                         0.0000

Total Return                              8.12% ^     26.65%      (5.80%)       8.28%      27.86%      17.94%

Net Assets, End of Period          $ 178,747,173$ 116,972,128$ 35,290,690 $ 38,747,052$ 22,526,242$ 36,599,651

Ratio of Expenses to Average Net Assets:
- Before Reimbursement                    1.11% *      1.27%       1.28%        1.27%       1.33%       1.42%
- After Reimbursement #                   1.10% *      1.27%       1.23%        1.26%       1.28%       1.31%

Ratio of Net Investment Income to
Average Net Assets:
- Before Reimbursement                    0.96% *      1.24%       0.16%        0.26%       0.59%       0.79%
- After Reimbursement #                   0.97% *      1.24%       0.21%        0.27%       0.64%       0.90%

Portfolio Turnover Rate                   7.68% ^     52.61%      46.17%       26.29%      82.83%      30.61%

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.

MAXIM SERIES FUND, INC.

FOUNDERS GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001, the years ended December 31, 2000, 1999, 1998, and the period ended December 31, 1997 are as follows:

                                          Six Months Ended         Period Ended December 31,
                                                           ---------------------------------------------------
                                                           ---------------------------------------------------
                                          June 30, 2001      2000          1999         1998         1997
                                          -------------   ------------   -----------  -----------   ----------
                                          -------------   ------------   -----------  -----------   ----------
                                            UNAUDITED                                               (A)

Net Asset Value, Beginning of Period    $     0.9388  $     1.2416  $     1.1448 $     1.0228  $    1.0000

Income from Investment Operations

Net investment income                         0.0003        0.0000        0.0004       0.0157       0.0089
Net realized and unrealized gain (loss)      (0.1337)      (0.2426)       0.1633       0.1655       0.0228
                                          -----------   -----------   -----------  -----------   ----------
                                          -----------   -----------   -----------  -----------   ----------

Total Income (Loss) From
Investment Operations                        (0.1334)      (0.2426)       0.1637       0.1812       0.0317
                                          -----------   -----------   -----------  -----------   ----------
                                          -----------   -----------   -----------  -----------   ----------

Less Distributions

From net investment income                   (0.0003)       0.0000       (0.0004)     (0.0157)     (0.0089)
From net realized gains                       0.0000       (0.0602)      (0.0665)     (0.0435)      0.0000
                                          -----------   -----------   -----------  -----------   ----------
                                          -----------   -----------   -----------  -----------   ----------

Total Distributions                          (0.0003)      (0.0602)      (0.0669)     (0.0592)     (0.0089)
                                          -----------   -----------   -----------  -----------   ----------
                                          -----------   -----------   -----------  -----------   ----------

Net Asset Value, End of Period          $     0.8051  $     0.9388  $     1.2416 $     1.1448  $    1.0228
                                          ===========   ===========   ===========  ===========   ==========
                                          ===========   ===========   ===========  ===========   ==========
                                              0.0000

Total Return                                 (14.21%)^     (19.60%)       15.04%       17.85%        3.17% ^

Net Assets, End of Period               $ 110,870,981 $ 129,326,227 $ 147,265,224$ 120,887,237 $ 94,206,892

Ratio of Expenses to Average Net Assets:
- Before Reimbursement                         1.14% *       1.12%         1.12%        1.15%        1.15% *
- After Reimbursement #                        1.10% *       1.12%         1.11%        1.15%        1.14% *

Ratio of Net Investment Income (Loss) to
Average Net Assets:
- Before Reimbursement                         0.03% *      (0.21%)        0.02%        1.46%        1.77% *
- After Reimbursement #                        0.07% *      (0.21%)        0.03%        1.46%        1.78% *

Portfolio Turnover Rate                       92.29% ^     191.12%       173.72%      287.17%      111.45% ^

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

(A)  The portfolio commenced operations on July 1, 1997.
                                                                                                  (Continued)





MAXIM SERIES FUND, INC.

T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001, the years ended December 31, 2000, 1999, 1998, and the period ended December 31, 1997 are as follows:

                                           Six Months Ended              Period Ended December 31,
                                                            --------------------------------------------------
                                                            --------------------------------------------------
                                           June 30, 2001       2000         1999         1998         1997
                                           --------------   -----------  -----------  ------------  ----------
                                           --------------   -----------  -----------  ------------  ----------
                                             UNAUDITED                                              (A)

Net Asset Value, Beginning of Period     $     1.5617  $     1.5831 $     1.3472 $      1.1069 $    1.0000

Income from Investment Operations
                                                                                                    0.0000
Net investment income (loss)                  (0.0035)       0.0059      (0.0040)      (0.0016)     0.0000
Net realized and unrealized gain (loss)       (0.0075)       0.1073       0.3274        0.2471      0.1086
                                           -----------   -----------  -----------  ------------  ----------
                                           -----------   -----------  -----------  ------------  ----------

Total Income (Loss) From
Investment Operations                         (0.0110)       0.1132       0.3234        0.2455      0.1086
                                           -----------   -----------  -----------  ------------  ----------
                                           -----------   -----------  -----------  ------------  ----------

Less Distributions

From net realized gains                        0.0000       (0.1346)     (0.0875)      (0.0052)    (0.0017)
                                           -----------   -----------  -----------  ------------  ----------
                                           -----------   -----------  -----------  ------------  ----------

Total Distributions                            0.0000       (0.1346)     (0.0875)      (0.0052)    (0.0017)
                                           -----------   -----------  -----------  ------------  ----------
                                           -----------   -----------  -----------  ------------  ----------

Net Asset Value, End of Period           $     1.5507  $     1.5617 $     1.5831 $      1.3472 $    1.1069
                                           ===========   ===========  ===========  ============  ==========
                                           ===========   ===========  ===========  ============  ==========
                                               0.0000

Total Return                                   (0.70%)^       7.34%       24.60%        22.23%      10.86% ^

Net Assets, End of Period                $ 236,923,118 $ 255,130,836$ 203,089,451$ 139,762,438 $ 56,704,297

Ratio of Expenses to Average Net Assets:
- Before Reimbursement                          1.09% *       1.08%        1.11%         1.16%       1.30% *
- After Reimbursement #                         1.05% *       1.05%        1.05%         1.05%       1.05% *

Ratio of Net Investment Loss to
Average Net Assets:
- Before Reimbursement                         (0.49%)*      (0.34%)      (0.41%)       (0.32%)     (0.41%)*
- After Reimbursement #                        (0.45%)*      (0.31%)      (0.35%)       (0.21%)     (0.16%)*

Portfolio Turnover Rate                        27.01% ^      56.95%       66.80%        52.50%      24.28% ^

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

(A)  The portfolio commenced operations on July 1, 1997.
                                                                                                  (Continued)

MAXIM SERIES FUND, INC.

VALUE INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001 and the years ended December 31, 2000, 1999, 1998, 1997 and
1996 are as follows:

                                  Six Months Ended                   Year Ended December 31,
                                                   -----------------------------------------------------------------
                                                   -----------------------------------------------------------------
                                  June 30, 2001       2000         1999          1998         1997         1996
                                  -------------   ------------  -----------   -----------  -----------  ------------
                                  -------------   ------------  -----------   -----------  -----------  ------------
                                    UNAUDITED

Net Asset Value, Beginning of Pe$iod   1.6447 $     1.8042 $     1.8953  $     1.8136 $     1.4538 $      1.2623

Income from Investment Operations

Net investment income                  0.0092       0.0226       0.0243        0.0279       0.0278        0.0298
Net realized and unrealized gain (loss(0.0558)      0.0657       0.1779        0.2301       0.4631        0.2287
                                  ------------  -----------  -----------   -----------  -----------  ------------
                                  ------------  -----------  -----------   -----------  -----------  ------------

Total Income (Loss) From
     Investment Operations            (0.0466)      0.0883       0.2022        0.2580       0.4909        0.2585
                                  ------------  -----------  -----------   -----------  -----------  ------------
                                  ------------  -----------  -----------   -----------  -----------  ------------

Less Distributions

From net investment income            (0.0092)     (0.0227)     (0.0243)      (0.0278)     (0.0278)      (0.0298)
From net realized gains                0.0000      (0.2251)     (0.2690)      (0.1485)     (0.1033)      (0.0372)
                                  ------------  -----------  -----------   -----------  -----------  ------------
                                  ------------  -----------  -----------   -----------  -----------  ------------

Total Distributions                   (0.0092)     (0.2478)     (0.2933)      (0.1763)     (0.1311)      (0.0670)
                                  ------------  -----------  -----------   -----------  -----------  ------------
                                  ------------  -----------  -----------   -----------  -----------  ------------

Net Asset Value, End of Period  $      1.5889 $     1.6447 $     1.8042  $     1.8953 $     1.8136 $      1.4538
                                  ============  ===========  ===========   ===========  ===========  ============
                                  ============  ===========  ===========   ===========  ===========  ============
                                       0.0000

Total Return                           (2.83%)^      5.36%       11.39%        14.48%       34.08%        20.63%

Net Assets, End of Period       $ 350,687,448 $ 378,498,060$ 391,562,376 $ 326,339,498$ 237,421,804$ 122,283,026

Ratio of Expenses to
Average Net Assets                      0.60% *      0.60%        0.60%         0.60%        0.60%         0.60%

Ratio of Net Investment Income to
Average Net Assets                      1.11% *      1.32%        1.31%         1.54%        1.83%         2.38%

Portfolio Turnover Rate                27.83% ^     53.18%       70.11%        39.67%       26.03%        16.31%

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized
                                                                                                      (Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------
UNAUDITED

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Ariel Small-Cap Value, Founders Growth & Income, T. Rowe Price MidCap Growth and Value Index Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation for the Ariel Small-Cap Value and T. Rowe Price MidCap Growth Portfolios; to seek long-term growth of capital and income for the Founders Growth & Income Portfolio; and to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's (S&P)/BARRA Value Index for the Value Index Portfolio. The Portfolios are diversified as defined in the 1940 Act, with the exception of the Value Index Portfolio, which is nondiversified. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (the Company) and New England Financial.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Repurchase Agreements

      Repurchase agreements held by the Ariel Small-Cap Value, Founders Growth & Income and T. Rowe Price MidCap Growth Portfolios are fully collateralized by various U.S. Government agency securities. The collateral is evaluated daily to ensure its market value exceeds the market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. At June 30, 2001, the Ariel Small-Cap Value, Founders Growth & Income and T. Rowe Price MidCap Growth Portfolios had entered into repurchase agreements with Morgan Stanley & Co, Inc in the amounts of $8,730,000, $730,000, and $11,235,000, respectively, dated June 29, 2001, due July 2, 2001 at 3.900%, repurchased at $8,732,837, $730,237, and $11,238,651, respectively.


      Financial Futures Contracts

      The Value Index Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Value Index Portfolio and 1.00% of the average daily net assets of the Ariel Small-Cap Value, Founders Growth & Income and T. Rowe Price MidCap Growth Portfolios. However, the investment advisor shall pay any expenses which exceed an annual rate, including management fees, of 1.35%, 1.15% and 1.05% of the average daily net assets of the Ariel Small-Cap Value, Founders Growth & Income and T. Rowe Price MidCap Growth Portfolios, respectively. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods. For the Value Index Portfolio, the management fee encompasses fund operation expenses.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

                                                                   Purchases           Sales
                                                               --------------    --------------

     Ariel Small-Cap Value Portfolio                        $      60,988,423 $     10,963,451

     Founders Growth & Income Portfolio                           104,408,378      103,654,783

     T. Rowe Price MidCap Growth Portfolio                         59,523,168       76,253,155

     Value Index Portfolio                                        100,398,622      107,525,606


      For the six months ended June 30, 2001, there were no purchases or sales of U.S. Government securities.

4.      UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2001, were as follows:

                              Cost For                                                Net
                               Income                                             Unrealized
                                 Tax             Gross             Gross         Appreciation
                              Purposes       Appreciation      Depreciation      (Depreciation)
                             ------------    --------------    --------------    --------------

     Ariel Small-Cap
        Value Portfolio   $   162,704,220    $  22,652,268    $  (5,252,011)    $  17,400,257

     Founders Growth &
        Income Portfolio      116,917,211        3,471,371       (9,774,717)       (6,303,346)

     T. Rowe Price
        MidCap Growth
        Portfolio             194,381,285        55,032,623       (12,845,514)     42,187,109

     Value Index
        Portfolio            367,853,551        35,258,237       (52,736,192)     (17,477,955)



5.    FUTURES CONTRACTS

      As of June 30, 2001, the Value Index Portfolio had 6 open S&P BARRA long futures contracts. The contracts expire in September 2001 and the Portfolio has recorded unrealized depreciation of $1,675.

                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for the Six Months Ended June 30, 2001 and the Year Ended December 31, 2000

                                  (Section 17)

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001
UNAUDITED

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                               GLOBAL             INDEX              INDEX
                                                                                BOND             EUROPEAN           PACIFIC
                                                                             PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                            -------------      -------------      -------------
                                                                            -------------      -------------      -------------
ASSETS:
     Investments in securities, market value  (1)                         $   81,378,216     $  114,793,958     $  119,036,037
     Cash denominated in foreign currencies  (2)                                   6,152            638,709            350,921
     Cash                                                                         11,178             41,148          2,788,418
     Cash collateral                                                                   0            280,000            960,000
     Dividends and interest receivable                                         1,238,044            429,419            291,413
     Subscriptions receivable                                                    224,512             51,405            992,085
     Receivable for investments sold                                          10,859,672            440,771            969,041
     Unrealized appreciation on forward foreign currency contracts               842,817                                     0
                                                                            -------------      -------------      -------------
                                                                            -------------      -------------      -------------

     Total assets                                                             94,560,591        116,675,410        125,387,915
                                                                            -------------      -------------      -------------
                                                                            -------------      -------------      -------------

LIABILITIES:
     Due to investment adviser                                                    88,866            102,804            115,926
     Redemptions payable                                                         158,343             16,023                  0
     Payable for investments purchased                                         8,011,687             52,601                  0
     Variation margin on futures contracts                                             0             78,941            448,732
                                                                            -------------      -------------      -------------
                                                                            -------------      -------------      -------------

     Total liabilities                                                         8,258,896            250,369            564,658
                                                                            -------------      -------------      -------------
                                                                            -------------      -------------      -------------

NET ASSETS                                                                $   86,301,695     $  116,425,041     $  124,823,257
                                                                            =============      =============      =============
                                                                            =============      =============      =============

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                        $      893,667     $    1,371,048     $    1,633,946
     Additional paid-in capital                                               88,093,720        135,934,077        161,155,031
     Net unrealized depreciation on investments, translation of assets and liabilities denominated
     in foreign currencies, futures contracts and forward foreign             (2,612,804)       (17,053,176)       (25,647,173)
     currency contracts
     Undistributed (overdistributed) net investment income                    (3,791,827)           742,907           (289,002)
     Accumulated net realized gain (loss) on investments, futures
     contracts and forward foreign currency contracts                          3,718,939         (4,569,815)       (12,029,545)
                                                                            -------------      -------------      -------------
                                                                            -------------      -------------      -------------

NET ASSETS                                                                $   86,301,695     $  116,425,041     $  124,823,257
                                                                            =============      =============      =============
                                                                            =============      =============      =============

NET ASSET VALUE PER OUTSTANDING SHARE                                     $       9.6570     $       8.4917     $       7.6394
                                                                            =============      =============      =============
                                                                            =============      =============      =============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                              100,000,000        100,000,000        100,000,000
     Outstanding                                                               8,936,669         13,710,476         16,339,457

(1)  Cost of investments in securities:                                   $   84,834,038     $  131,809,930     $  144,792,620
(2)  Cost of cash denominated in foreign currencies:                               5,951            642,207            356,058

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
UNAUDITED

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  GLOBAL            INDEX             INDEX
                                                                                   BOND            EUROPEAN          PACIFIC
                                                                                PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                               -------------     -------------     -------------
                                                                               -------------     -------------     -------------

INVESTMENT INCOME:
    Interest                                                                 $    1,926,343    $       66,625    $      125,321
    Dividends                                                                             0         1,716,718           882,718
    Foreign withholding tax                                                               0          (220,868)         (110,386)
                                                                               -------------     -------------     -------------
                                                                               -------------     -------------     -------------

    Total income                                                                  1,926,343         1,562,475           897,653
                                                                               -------------     -------------     -------------
                                                                               -------------     -------------     -------------

EXPENSES:
    Audit fees                                                                                          4,738             4,738
    Investment administration                                                                          84,950            84,950
    Bank and custodial fees                                                                            57,559            46,384
    Other expenses                                                                                     47,366            45,962
    Management fees                                                                 563,624           637,296           680,578
                                                                               -------------     -------------     -------------
                                                                               -------------     -------------     -------------

    Total expenses                                                                  563,624           831,909           862,612

    Less amount reimbursed by investment adviser                                                       67,154            45,919
                                                                               -------------     -------------     -------------
                                                                               -------------     -------------     -------------

    Net expenses                                                                    563,624           764,755           816,693
                                                                               -------------     -------------     -------------
                                                                               -------------     -------------     -------------

NET INVESTMENT INCOME                                                             1,362,719           797,720            80,960
                                                                               -------------     -------------     -------------
                                                                               -------------     -------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments                                          81,645        (2,595,094)       (9,241,653)
    Net realized loss on futures contracts                                                           (227,479)         (510,698)
    Net realized gain on forward foreign currency contracts                       2,431,708                 0
    Change in net unrealized appreciation (depreciation) on                      (2,571,768)      (15,830,830)        5,414,590
         investments
    Change in net unrealized depreciation on translation of assets
    and liabilities denominated in foreign currencies                            (1,996,744)       (7,118,128)       (8,378,856)
    Change in net unrealized appreciation (depreciation) on futures                                   (99,726)          161,774
         contracts
    Change in net unrealized appreciation on forward foreign currency             1,004,807
         contracts
                                                                               -------------     -------------     -------------
                                                                               -------------     -------------     -------------

    Net realized and unrealized loss on investments, translation of assets and liabilities
    denominated in foreign currencies, futures contracts and forward             (1,050,352)      (25,871,257)      (12,554,843)
         foreign currency contracts
                                                                               -------------     -------------     -------------
                                                                               -------------     -------------     -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              $      312,367    $  (25,073,537)   $  (12,473,883)
                                                                               =============     =============     =============
                                                                               =============     =============     =============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2001 AND YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                            GLOBAL BOND             INDEX EUROPEAN            INDEX PACIFIC
                                                             PORTFOLIO                PORTFOLIO                 PORTFOLIO
                                                       -----------------------  -----------------------   -----------------------
                                                       -----------------------  -----------------------   -----------------------
                                                         2001         2000         2001        2000         2001         2000
                                                       ----------  -----------  -----------  ----------   ----------   ----------
                                                       -----------------------  -----------------------   -----------------------
                                                             UNAUDITED                UNAUDITED                 UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                     $ 1,362,719 $  3,285,778 $    797,720 $   526,037  $    80,960  $  (303,000)
    Net realized gain (loss) on investments               81,645   (10,119,364) (2,595,094)    (81,933)   (9,241,653)  5,336,979
    Net realized loss on futures contracts                                       (227,479)  (1,561,953)   (510,698)   (1,754,442)
    Net realized gain on forward foreign currency      2,431,708   11,911,643            0
        contracts
    Change in net unrealized appreciation             (2,571,768)  3,381,704   (15,830,830) (14,421,054) 5,414,590    (53,245,167)
        (depreciation) on investments
    Change in net unrealized depreciation on                                             0           0            0
        translation of assets and
    liabilities denominated in foreign currencies      (1,996,744)    411,393   (7,118,128)  (2,275,074)  (8,378,856)  (18,125,577)
    Change in net unrealized appreciation                                          (99,726)    (84,586)     161,774     (181,651)
        (depreciation) on futures contracts
    Change in net unrealized appreciation               1,004,807    (828,032)           0                                     0
        (depreciation) on forward foreign
        currency contracts                             ----------  -----------  -----------  ----------   ----------   ----------
                                                       ----------  -----------  -----------  ----------   ----------   ----------

    Net increase (decrease) in net assets resulting       312,367    8,043,122   (25,073,537) (17,898,563) (12,473,883) (68,272,858)
        from operations
                                                       ----------  -----------  -----------  ----------   ----------   ----------
                                                       ----------  -----------  -----------  ----------   ----------   ----------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                         (1,196,952) (7,244,316)           0    (511,033)           0            0
    From net realized gains                                    0            0            0    (451,179)           0    (7,895,839)
                                                       ----------  -----------  -----------  ----------   ----------   ----------
                                                       ----------  -----------  -----------  ----------   ----------   ----------

    Total distributions                                (1,196,952) (7,244,316)           0    (962,212)           0    (7,895,839)
                                                       ----------  -----------  -----------  ----------   ----------   ----------
                                                       ----------  -----------  -----------  ----------   ----------   ----------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                  34,518,696  69,961,870   43,177,636   144,234,240  64,413,283   285,350,931
    Reinvestment of distributions                      1,196,952    7,244,316            0     962,212            0    7,895,839
    Redemptions of shares                              (36,747,251)(81,582,208) (45,086,056) (130,238,622)(69,252,602) (270,120,349)
                                                       ----------  -----------  -----------  ----------   ----------   ----------
                                                       ----------  -----------  -----------  ----------   ----------   ----------

    Net increase (decrease) in net assets resulting     (1,031,603) (4,376,022)  (1,908,420)  14,957,830   (4,839,319)  23,126,421
        from share transactions
                                                       ----------  -----------  -----------  ----------   ----------   ----------
                                                       ----------  -----------  -----------  ----------   ----------   ----------

    Total decrease in net assets                       (1,916,188) (3,577,216)  (26,981,957) (3,902,945)  (17,313,202) (53,042,276)

NET ASSETS:
    Beginning of period                                88,217,883  91,795,099   143,406,998  147,309,943  142,136,459  195,178,735
                                                       ----------  -----------  -----------  ----------   ----------   ----------
                                                       ----------  -----------  -----------  ----------   ----------   ----------

    End of period  (1)                               $ 86,301,695$ 88,217,883 $ 116,425,041$ 143,406,998$ 124,823,257$ 142,136,459
                                                       ==========  ===========  ===========  ==========   ==========   ==========
                                                       ==========  ===========  ===========  ==========   ==========   ==========

OTHER INFORMATION:

SHARES:
    Sold                                               3,513,706    7,119,375    4,651,568   13,207,469   8,105,098    25,026,461
    Issued in reinvestment of distributions              123,299      741,844            0      91,755            0      833,467
    Redeemed                                           (3,738,718) (8,275,844)  (4,791,161)  (11,912,829) (8,543,455)  (23,343,039)
                                                       ----------  -----------  -----------  ----------   ----------   ----------
                                                       ----------  -----------  -----------  ----------   ----------   ----------

    Net increase (decrease)                             (101,713)    (414,625)    (139,593)  1,386,395     (438,357)   2,516,889
                                                       ==========  ===========  ===========  ==========   ==========   ==========
                                                       ==========  ===========  ===========  ==========   ==========   ==========

(1) Including undistributed (overdistributed)        $l(3,791,827$ (3,957,594)$    742,907 $   (54,813) $  (289,002) $  (369,962)
      net investment income (loss)

See notes to financial statements.

MAXIM SERIES FUND, INC.

GLOBAL BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001, year ended December 31, 2000 and the period ended December
31, 1999 are as follows:

                                                           Six Months Ended    Period Ended December 31,
                                                                             ----------------------------
                                                                             ----------------------------
                                                           June 30, 2001        2000           1999
                                                           --------------   --------------   ------------
                                                           --------------   --------------   ------------
                                                             UNAUDITED                        (A)

Net Asset Value, Beginning of Period                     $      9.7604  $       9.7107  $     10.0000

Income from Investment Operations
                                                                                0.0000         0.0000
Net investment income                                           0.1495          0.3703         0.1641
Net realized and unrealized gain (loss)                        (0.1170)         0.4877        (0.2894)
                                                           ------------   -------------   ------------
                                                           ------------   -------------   ------------

Total Income (Loss) From Investment Operations                  0.0325          0.8580        (0.1253)
                                                           ------------   -------------   ------------
                                                           ------------   -------------   ------------

Less Distributions

From net investment income                                     (0.1359)        (0.8083)       (0.1640)
                                                           ------------   -------------   ------------
                                                           ------------   -------------   ------------

Total Distributions                                            (0.1359)        (0.8083)       (0.1640)
                                                           ------------   -------------   ------------
                                                           ------------   -------------   ------------

Net Asset Value, End of Period                           $      9.6570  $       9.7604  $      9.7107
                                                           ============   =============   ============
                                                           ============   =============   ============
                                                                0.0000

Total Return                                                     0.33% ^         9.02%         (1.25%)^

Net Assets, End of Period                                $  86,301,695  $   88,217,883  $  91,795,099

Ratio of Expenses to Average Net Assets                          1.30% *         1.30%          1.30% *

Ratio of Net Investment Income to Average Net Assets             3.14% *         3.53%          4.00% *

Portfolio Turnover Rate                                         90.06% ^       367.96%         86.93% ^

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

(A)  The portfolio commenced operations on July 26, 1999.

                                                                                           (Continued)

MAXIM SERIES FUND, INC.

INDEX EUROPEAN PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001, year ended December 31, 2000 and the period ended December
31, 1999 are as follows:

                                                          Six Months Ended   Period Ended December 31,
                                                                            ---------------------------
                                                                            ---------------------------
                                                           June 30, 2001       2000           1999
                                                          ----------------  ------------   ------------
                                                          ----------------  ------------   ------------
                                                             UNAUDITED                       (A)

Net Asset Value, Beginning of Period                    $     10.3542   $     11.8191  $     10.0000

Income from Investment Operations
                                                                               0.0000         0.0000
Net investment income (loss)                                   0.0582          0.0386        (0.0005)
Net realized and unrealized gain (loss)                       (1.9207)        (1.4326)        1.8445
                                                          ------------    ------------   ------------
                                                          ------------    ------------   ------------

Total Income (Loss) From Investment Operations                (1.8625)        (1.3940)        1.8440
                                                          ------------    ------------   ------------
                                                          ------------    ------------   ------------

Less Distributions

From net investment income                                     0.0000         (0.0370)        0.0000
From net realized gains                                        0.0000         (0.0339)       (0.0249)
                                                          ------------    ------------   ------------
                                                          ------------    ------------   ------------

Total Distributions                                            0.0000         (0.0709)       (0.0249)
                                                          ------------    ------------   ------------
                                                          ------------    ------------   ------------

Net Asset Value, End of Period                          $      8.4917   $     10.3542  $     11.8191
                                                          ============    ============   ============
                                                          ============    ============   ============
                                                               0.0000

Total Return                                                  (17.99%) ^      (11.80%)        18.44% ^

Net Assets, End of Period                               $ 116,425,041   $ 143,406,998  $ 147,309,943

Ratio of Expenses to Average Net Assets:
- Before Reimbursement                                          1.31%  *        1.39%          1.39% *
- After Reimbursement #                                         1.20%  *        1.20%          1.20% *

Ratio of Net Investment Income (Loss) to Average Net Assets:
- Before Reimbursement                                          1.15%  *        0.19%         (0.31%)*
- After Reimbursement #                                         1.26%  *        0.38%         (0.12%)*

Portfolio Turnover Rate                                        34.34%  ^       62.87%         19.79% ^

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

(A)  The portfolio commenced operations on July 26, 1999.
                                                                                          (Continued)

MAXIM SERIES FUND, INC.

INDEX PACIFIC PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001, year ended December 31, 2000 and the period ended December 31, 1999 are as follows:

                                                          Six Months Ended   Period Ended December 31,
                                                                             ---------------------------
                                                                             ---------------------------
                                                           June 30, 2001       2000           1999
                                                          ---------------   -------------   ------------
                                                          ---------------   -------------   ------------
                                                             UNAUDITED                       (A)

Net Asset Value, Beginning of Period                    $      8.4717   $     13.6863  $     10.0000

Income from Investment Operations
                                                                               0.0000         0.0000
Net investment income (loss)                                   0.0044         (0.0174)       (0.0004)
Net realized and unrealized gain (loss)                       (0.8367)        (4.6864)        3.8172
                                                          ------------    ------------   ------------
                                                          ------------    ------------   ------------

Total Income (Loss) From Investment Operations                (0.8323)        (4.7038)        3.8168
                                                          ------------    ------------   ------------
                                                          ------------    ------------   ------------

Less Distributions

From net investment income                                     0.0000          0.0000        (0.0043)
From net realized gains                                        0.0000         (0.5108)       (0.1262)
                                                          ------------    ------------   ------------
                                                          ------------    ------------   ------------

Total Distributions                                            0.0000         (0.5108)       (0.1305)
                                                          ------------    ------------   ------------
                                                          ------------    ------------   ------------

Net Asset Value, End of Period                          $      7.6394   $      8.4717  $     13.6863
                                                          ============    ============   ============
                                                          ============    ============   ============
                                                              (0.0000)

Total Return                                                   (9.82%) ^      (34.74%)        38.27% ^

Net Assets, End of Period                               $ 124,823,257   $ 142,136,459  $ 195,178,735

Ratio of Expenses to Average Net Assets:
- Before Reimbursement                                          1.27%  *        1.31%          1.35% *
- After Reimbursement #                                         1.20%  *        1.19%          1.20% *

Ratio of Net Investment Loss to Average Net Assets:
- Before Reimbursement                                          0.05%  *       (0.31%)        (0.16%)*
- After Reimbursement #                                         0.12%  *       (0.19%)        (0.01%)*

Portfolio Turnover Rate                                        28.45%  ^       50.75%         18.94% ^

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

(A)  The portfolio commenced operations on July 26, 1999.

                                                                                          (Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------
UNAUDITED

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Global Bond, Index European and Index Pacific Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is to seek the highest total return consistent with a reasonable degree of risk for the Global Bond Portfolio and to seek investment results that track the total return of the common stocks that comprise the FTSE World European Index for the Index European Portfolio and FTSE World Pacific Index for the Index Pacific Portfolio. The Portfolios are nondiversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (the Company) and New England Financial.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      The Portfolios may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

      Repurchase Agreements

      Repurchase agreements held by the Global Bond Portfolio are fully collateralized by various U.S. Government agency securities. The collateral is evaluated daily to ensure its market value exceeds the market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Global Bond Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. At June 30, 2001, the Global Bond Portfolio had entered into a repurchase agreement with Morgan Stanley & Co, Inc in the amount of $1,253,000, dated June 29, 2001, due July 2, 2001 at 3.900%, repurchased at $1,253,407.


      Foreign Currency Translations

     The accounting records of the Portfolios are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

      The Portfolios isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

      Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolios and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate.

      Financial Futures Contracts

      The Index European and Index Pacific Portfolios may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolios each day, depending on the daily fluctuations in the fair value of the underlying security. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Forward Currency Transactions

      The Global Bond Portfolio enters into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign security holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contracts and the value of the foreign currency in U.S. dollars upon closing of such contract is shown separately on the Statement of Operations.

      Dividends

      Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO) for the Index European and Index Pacific Portfolios and specific lot selection for the Global Bond Portfolio.

      Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.


      Federal Income Taxes

      For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At June 30, 2001, the Global Bond Portfolio had available for federal income tax purposes unused capital loss carryovers of $483,628 and $464,324, which expire in the years 2007 and 2008, respectively, and the Index European Portfolio had available for federal income tax purposes an unused capital loss carryover of $951,555, which expires in the year 2008.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

2.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of 1.30% of the average daily net assets of the Global Bond Portfolio and 1.00% of the average daily net assets of the Index European and Index Pacific Portfolios. However, the investment advisor shall pay any expenses which exceed an annual rate, including management fees, of 1.20% of the average daily net assets of the Index European and Index Pacific Portfolios. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods. For the Global Bond Portfolio, the management fee encompasses fund operation expenses.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

                                                                 Purchases           Sales
                                                               --------------    --------------

     Global Bond Portfolio                                  $     61,332,157  $     46,828,851
     Index European Portfolio                                     43,754,269        42,806,201
     Index Pacific Portfolio                                      36,971,812        41,677,027

      For the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were $12,372,482 and $29,682,929, respectively, for the Global Bond Portfolio. There were no purchases or sales of U.S. Government securities in any other portfolio.

4.
UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2001, were as follows:

                              Cost For
                               Income                                                 Net
                                 Tax             Gross             Gross          Unrealized
                              Purposes       Appreciation      Depreciation      Depreciation
                             ------------    --------------    --------------    --------------

        Global Bond
          Portfolio       $    84,834,038 $       599,017     $   (4,054,839)   $  (3,455,822)

        Index European
          Portfolio           134,347,307       3,184,313        (22,737,662)     (19,553,349)

        Index Pacific
          Portfolio           148,910,675        3,752,845       (33,627,483)     (29,874,638)



5.    FUTURES CONTRACTS

      As of June 30, 2001, the Index European and Index Pacific held open futures contracts as follows:

                                                                                   Unrealized
                                Long           Number of        Expiration        Appreciation
                              Contracts          Long              Date          (Depreciation)
                                               Contracts
                             ------------    --------------    --------------    ---------------
        Index European       FTSE 100             7            September      $       (7,866)
          Portfolio          DJ EURO 50          25            2001                  (25,840)
                                                               September
                                                               2001
                                                                                 ---------------
                                                                              $      (33,706)
                                                                                 ===============
                                                                                 ---------------

        Index Pacific        Nikkei 300           2            September       $
          Portfolio          HANG SENG            1            2001                     (411)
                             Topix Index          8            September              62,176
                             SPI 200              2            2001                   21,647
                             SGX MSCI           153            September              40,755
                                                               2001                   (9,620)
                                                               September
                                                               2001
                                                               September
                                                               2001
                                                                                 ---------------
                                                                              $      114,547
                                                                                 ===============


6.
FORWARD FOREIGN CURRENCY CONTRACTS

      As of June 30, 2001, the Global Bond Portfolio held the following forward foreign currency contracts:

                                                                                       Net
                                               Delivery                             Unrealized
                                                 Value           Settlement        Appreciation
                                              (Currency)            Date           (Depreciation)
                                             --------------    ----------------    -------------
     Long Contracts:
        Canadian Dollar                        14,600,000      December 19, 2001$     (74,019)
        Euro                                   42,927,000      December 19, 2001      186,872
        British Pound                           3,471,000      December 19, 2001       33,732
        Japanese Yen                         2,290,700,000     December 19, 2001      719,242
        Swedish Krona                          49,100,000      December 19, 2001       64,971

     Short Contracts:
        Canadian Dollar                         4,372,000      December 19, 2001$      13,086
        Euro                                    8,550,000      December 19, 2001      (65,217)
        British Pound                             671,000      December 19, 2001       15,448
        Swedish Krona                          19,700,000      December 19, 2001      (51,298)
                                                                                   -------------

     Net Appreciation                                                           $     842,817
                                                                                   =============

                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for the Six Months Ended June 30, 2001 and the Year Ended December 31, 2000

                                  (Section 18)

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001
UNAUDITED

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                MODERATELY        MODERATELY
                                              AGGRESSIVE      CONSERVATIVE      MODERATE        AGGRESSIVE       CONSERVATIVE
                                                PROFILE         PROFILE          PROFILE          PROFILE           PROFILE
                                               PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                             --------------   -------------    ------------    --------------    --------------
                                             --------------   -------------    ------------    --------------    --------------

ASSETS:
    Investments in securities,             $    30,993,644  $   19,328,679   $  44,600,296   $    61,766,689   $    17,282,453
        market value(1)
                                             --------------   -------------    ------------    --------------    --------------
                                             --------------   -------------    ------------    --------------    --------------

LIABILITIES:
    Dividends payable                               39,049         380,985         460,364           405,440           248,026
    Due to investment adviser                        2,297           1,459           3,318             4,600             1,299
                                             --------------   -------------    ------------    --------------    --------------
                                             --------------   -------------    ------------    --------------    --------------

    Total liabilities                               41,346         382,444         463,682           410,040           249,325
                                             --------------   -------------    ------------    --------------    --------------
                                             --------------   -------------    ------------    --------------    --------------

NET ASSETS                                 $    30,952,298  $   18,946,235   $  44,136,614   $    61,356,649   $    17,033,128
                                             ==============   =============    ============    ==============    ==============
                                             ==============   =============    ============    ==============    ==============

NET ASSETS REPRESENTED BY:
    Capital stock, $.10 par value          $     2,929,209  $    1,880,678   $   4,351,815   $     5,875,495   $     1,712,873
    Additional paid-in capital                  29,677,384      17,442,121      41,901,275        59,222,636        16,067,072
    Net unrealized depreciation on                (938,761)        (36,266)       (708,025)       (1,387,600)          (97,407)
        investments
    Undistributed net investment income            684,869           1,048         306,685           816,412            77,700
    Accumulated net realized loss on            (1,400,403)       (341,346)     (1,715,136)       (3,170,294)         (727,110)
        investments
                                             --------------   -------------    ------------    --------------    --------------
                                             --------------   -------------    ------------    --------------    --------------

NET ASSETS                                 $    30,952,298  $   18,946,235   $  44,136,614   $    61,356,649   $    17,033,128
                                             ==============   =============    ============    ==============    ==============
                                             ==============   =============    ============    ==============    ==============

NET ASSET VALUE PER OUTSTANDING SHARE      $        1.0567  $       1.0074   $      1.0142   $        1.0443   $        0.9944
                                             ==============   =============    ============    ==============    ==============
                                             ==============   =============    ============    ==============    ==============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
    Authorized                                 100,000,000     100,000,000     100,000,000       100,000,000       100,000,000
    Outstanding                                 29,292,094      18,806,775      43,518,147        58,754,952        17,128,725

(1)  Cost of investments in securities:    $    31,932,405  $   19,364,945   $  45,308,321   $    63,154,289   $    17,379,860

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
UNAUDITED

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     MODERATELY    MODERATELY
                                                          AGGRESSIVE   CONSERVATIVE     MODERATE     AGGRESSIVE  CONSERVATIVE
                                                            PROFILE       PROFILE       PROFILE       PROFILE       PROFILE
                                                            PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                          ----------------------------------------------------------------------
                                                          ------------  ------------  ------------  ------------ ---------------
INVESTMENT INCOME:
Income distributions received                           $      74,177 $     403,912 $     510,668 $     475,228         268,713
                                                          ------------  ------------  ------------  ------------ ---------------
                                                          ------------  ------------  ------------  ------------ ---------------

EXPENSES:
Management fees                                                35,338        23,059        50,608        70,208          20,805
                                                          ------------  ------------  ------------  ------------ ---------------
                                                          ------------  ------------  ------------  ------------ ---------------

NET INVESTMENT INCOME                                          38,839       380,853       460,060       405,020         247,908
                                                          ------------  ------------  ------------  ------------ ---------------
                                                          ------------  ------------  ------------  ------------ ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                           (1,575,160)     (399,700)   (2,221,312)   (3,871,202)       (847,324)
Net capital gain distributions received                        72,165             0        51,372       140,933          21,827
Change in net unrealized depreciation on investments          691,974       309,632     1,185,940     1,988,264         504,881
                                                          ------------  ------------  ------------  ------------ ---------------
                                                          ------------  ------------  ------------  ------------ ---------------

Net realized and unrealized loss on investments              (811,021)      (90,068)     (984,000)   (1,742,005)       (320,616)
                                                          ------------  ------------  ------------  ------------ ---------------
                                                          ------------  ------------  ------------  ------------ ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM    $    (772,182)$     290,785 $    (523,940)$  (1,336,985)        (72,708)
    OPERATIONS
                                                          ============  ============  ============  ============ ===============
                                                          ============  ============  ============  ============ ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2001 AND YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                               AGGRESSIVE PROFILE           CONSERVATIVE PROFILE        MODERATE PROFILE PORTFOLIO
                                               PORTFOLIO                    PORTFOLIO                   PORTFOLIO
                                               --------------------------  -------------------------   -------------------------
                                               --------------------------  -------------------------   -------------------------
                                                  2001          2000          2001          2000          2001          2000
                                               ------------  ------------  ------------  -----------   -----------   -----------
                                               --------------------------  -------------------------   -------------------------
                                                 UNAUDITED                   UNAUDITED                   UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                    $      38,839 $      39,571 $     380,853 $    775,372  $    460,060  $    782,568
    Net realized loss on investments            (1,575,160)     (438,912)     (399,700)    (291,648)   (2,221,312)       (3,874)
    Net capital gain distributions received         72,165     2,009,523             0      483,465        51,372     2,161,206
    Change in net unrealized depreciation          691,974    (3,245,431)      309,632      (12,729)    1,185,940    (3,454,204)
        on investments
                                               ------------  ------------  ------------  -----------   -----------   -----------
                                               ------------  ------------  ------------  -----------   -----------   -----------

    Net increase (decrease) in net assets        (772,182)   (1,635,249)      290,785      954,460      (523,940)     (514,304)
        resulting from operations
                                               ------------  ------------  ------------  -----------   -----------   -----------
                                               ------------  ------------  ------------  -----------   -----------   -----------

DISTRIBUTIONS:
    From net investment income                     (39,049)     (659,741)     (380,985)    (869,615)     (460,364)   (1,486,045)
    From net realized gains                              0      (700,513)            0      (71,921)            0      (831,379)
                                               ------------  ------------  ------------  -----------   -----------   -----------
                                               ------------  ------------  ------------  -----------   -----------   -----------

    Total distributions                            (39,049)   (1,360,254)     (380,985)    (941,536)     (460,364)   (2,317,424)
                                               ------------  ------------  ------------  -----------   -----------   -----------
                                               ------------  ------------  ------------  -----------   -----------   -----------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares            6,241,878    11,304,884     2,754,867    3,284,635     8,777,858    13,284,495
    Reinvestment of distributions                        0     1,360,254             0      941,536             0     2,317,424
    Redemptions of shares                       (1,609,032)   (1,545,926)   (1,139,489)  (3,960,496)   (1,465,206)   (2,922,590)
                                               ------------  ------------  ------------  -----------   -----------   -----------
                                               ------------  ------------  ------------  -----------   -----------   -----------

    Net increase in net assets resulting         4,632,846    11,119,212     1,615,378      265,675     7,312,652    12,679,329
        from share transactions
                                               ------------  ------------  ------------  -----------   -----------   -----------
                                               ------------  ------------  ------------  -----------   -----------   -----------

    Total increase in net assets                 3,821,615     8,123,709     1,525,178      278,599     6,328,348     9,847,601

NET ASSETS:
    Beginning of period                         27,130,683    19,006,974    17,421,057   17,142,458    37,808,266    27,960,665
                                               ------------  ------------  ------------  -----------   -----------   -----------
                                               ------------  ------------  ------------  -----------   -----------   -----------

    End of period  (1)                       $  30,952,298 $  27,130,683 $  18,946,235 $ 17,421,057  $ 44,136,614  $ 37,808,266
                                               ============  ============  ============  ===========   ===========   ===========
                                               ============  ============  ============  ===========   ===========   ===========

OTHER INFORMATION:

SHARES:
    Sold                                         6,005,196     9,539,735     2,713,189    3,214,281     8,677,051    11,899,477
    Issued in reinvestment of distributions              0     1,177,836             0      932,131             0     2,177,161
    Redeemed                                    (1,540,280)   (1,296,188)   (1,118,210)  (3,883,927)   (1,456,629)   (2,630,678)
                                               ------------  ------------  ------------  -----------   -----------   -----------
                                               ------------  ------------  ------------  -----------   -----------   -----------

    Net increase                                 4,464,916     9,421,383     1,594,979      262,485     7,220,422    11,445,960
                                               ============  ============  ============  ===========   ===========   ===========
                                               ============  ============  ============  ===========   ===========   ===========

(1)  Including undistributed net investment  $     684,869 $     685,079 $       1,048 $      1,180  $    306,685  $    306,989
     income



See notes to financial statements.                                                                                   (Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2001 AND YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                           MODERATELY AGGRESSIVE                 MODERATELY CONSERVATIVE
                                                           PROFILE PORTFOLIO                     PROFILE PORTFOLIO
                                                           ------------------------------        ----------------------------
                                                           ------------------------------        -----------------------------
                                                              2001              2000                2001             2000
                                                           ------------      ------------        ------------     ------------
                                                           ------------------------------        -----------------------------
                                                               UNAUDITED                            UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                $     405,020     $     575,299       $     247,908    $     471,619
    Net realized gain (loss) on investments                 (3,871,202)          206,590            (847,324)        (233,205)
    Net capital gain distributions received                    140,933         3,500,772              21,827          656,990
    Change in net unrealized depreciation on investments     1,988,264        (6,393,316)            504,881         (873,568)
                                                           ------------      ------------        ------------     ------------
                                                           ------------      ------------        ------------     ------------

    Net increase (decrease) in net assets resulting         (1,336,985)       (2,110,655)            (72,708)          21,836
        from operations
                                                           ------------      ------------        ------------     ------------
                                                           ------------      ------------        ------------     ------------

DISTRIBUTIONS:
    From net investment income                                (405,440)       (1,590,318)           (248,026)        (606,008)
    From net realized gains                                          0        (2,285,021)                  0          (72,013)
                                                           ------------      ------------        ------------     ------------
                                                           ------------      ------------        ------------     ------------

    Total distributions                                       (405,440)       (3,875,339)           (248,026)        (678,021)
                                                           ------------      ------------        ------------     ------------
                                                           ------------      ------------        ------------     ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                       12,199,895        21,230,276           2,328,529        3,936,290
    Reinvestment of distributions                                    0         3,875,339                   0          678,021
    Redemptions of shares                                   (1,978,910)       (2,710,980)         (1,106,314)      (1,498,962)
                                                           ------------      ------------        ------------     ------------
                                                           ------------      ------------        ------------     ------------

    Net increase in net assets resulting from               10,220,985        22,394,635           1,222,215        3,115,349
        share transactions
                                                           ------------      ------------        ------------     ------------
                                                           ------------      ------------        ------------     ------------

    Total increase in net assets                             8,478,560        16,408,641             901,481        2,459,164

NET ASSETS:
    Beginning of period                                     52,878,089        36,469,448          16,131,647       13,672,483
                                                           ------------      ------------        ------------     ------------
                                                           ------------      ------------        ------------     ------------

    End of period  (1)                                   $  61,356,649     $  52,878,089       $  17,033,128    $  16,131,647
                                                           ============      ============        ============     ============
                                                           ============      ============        ============     ============

OTHER INFORMATION:

SHARES:
    Sold                                                    11,725,311        17,815,012           2,324,254        3,772,004
    Issued in reinvestment of distributions                          0         3,437,120                   0          664,501
    Redeemed                                                (1,891,888)       (2,267,621)         (1,113,769)      (1,419,424)
                                                           ------------      ------------        ------------     ------------
                                                           ------------      ------------        ------------     ------------

    Net increase                                             9,833,423        18,984,511           1,210,485        3,017,081
                                                           ============      ============        ============     ============
                                                           ============      ============        ============     ============

(1)  Including undistributed net investment income       $     816,412     $     816,832       $      77,700    $      77,818

See notes to financial statements.                                                                                 (Concluded)

MAXIM SERIES FUND, INC.

AGGRESSIVE PROFILE PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001, the years ended December 31, 2000, 1999, 1998, and the period ended December 31, 1997 are as follows:

                                              Six Months                Period Ended December 31,
                                               Ended       -------------------------------------------------
                                                           -------------------------------------------------
                                            June 30, 2001     2000         1999         1998        1997
                                              ----------   -----------  -----------  -----------  ----------
                                              ----------   -----------  -----------  -----------  ----------
                                               UNAUDITED                                             (A)

Net Asset Value, Beginning of Period        $    1.0928  $     1.2338 $     1.0794 $     0.9505 $    1.0000

Income from Investment Operations
                                                                                                     0.0000
Net investment income                            0.0013        0.0576       0.0036       0.0060      0.0047
Capital gain distributions received              0.0025        0.0271       0.0969       0.0286      0.0712
                                              ----------   -----------  -----------  -----------  ----------
                                              ----------   -----------  -----------  -----------  ----------

Total distributions received                     0.0038        0.0847       0.1005       0.0346      0.0759

Net realized and unrealized gain (loss)         (0.0386)      (0.1662)      0.1346       0.1061     (0.0432)
    on investments
                                              ----------   -----------  -----------  -----------  ----------
                                              ----------   -----------  -----------  -----------  ----------

Total Income (Loss) From Investment Operations  (0.0348)      (0.0815)      0.2351       0.1407      0.0327
                                              ----------   -----------  -----------  -----------  ----------
                                              ----------   -----------  -----------  -----------  ----------

Less Distributions

From net investment income                      (0.0013)      (0.0274)     (0.0011)     (0.0111)    (0.0127)
From net realized gains                          0.0000       (0.0321)     (0.0796)     (0.0007)    (0.0695)
                                              ----------   -----------  -----------  -----------  ----------
                                              ----------   -----------  -----------  -----------  ----------

Total Distributions                             (0.0013)      (0.0595)     (0.0807)     (0.0118)    (0.0822)
                                              ----------   -----------  -----------  -----------  ----------
                                              ----------   -----------  -----------  -----------  ----------

Net Asset Value, End of Period              $    1.0567  $     1.0928 $     1.2338 $     1.0794 $    0.9505
                                              ==========   ===========  ===========  ===========  ==========
                                              ==========   ===========  ===========  ===========  ==========
                                                 0.0000
Total Return                                     (3.18%)^      (6.82%)      21.83%       14.84%       3.31% ^

Net Assets, End of Period                   $ 30,952,298$  27,130,683 $ 19,006,974 $  7,608,452 $   697,434

Ratio of Expenses to Average Net Assets           0.25% *       0.25%        0.25%        0.25%       0.25% *

Ratio of Net Investment Income to
Average Net Assets                                0.28% *       0.17%        0.09%        0.97%       2.38% *

Portfolio Turnover Rate                          67.77% ^      91.73%       77.51%       94.75%      59.90% ^

^ The per share information was computed based on average shares.

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

(A)  The portfolio commenced operations on September 9, 1997.
                                                                                                   (Continued)



MAXIM SERIES FUND, INC.

CONSERVATIVE PROFILE PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001, the years ended December 31, 2000, 1999, 1998, and the period ended December 31, 1997 are as follows:

                                             Six Months                Period Ended December 31,
                                              Ended         -------------------------------------------------
                                                            -------------------------------------------------
                                             June 30, 2001   2000         1999         1998        1997
                                             -------------- ---------  -----------  -----------  ----------
                                             -------------- ---------  -----------  -----------  ----------
                                              UNAUDITED                                             (A)

Net Asset Value, Beginning of Period       $    1.0122  $     1.0114 $     1.0301 $     1.0088 $    1.0000

Income from Investment Operations
                                                                                                    0.0000
Net investment income                                0.0203   0.0711       0.0428       0.0412      0.0145
Capital gain distributions received                  -        0.0191       0.0236       0.0149      0.0121
                                             ----------   -----------  -----------  -----------  ----------
                                             ----------   -----------  -----------  -----------  ----------

Total distributions received                    0.0203        0.0902       0.0664       0.0561      0.0266

Net realized and unrealized gain (loss) on inve(0.0048)      (0.0319)     (0.0169)      0.0266      0.0094
                                             ----------   -----------  -----------  -----------  ----------
                                             ----------   -----------  -----------  -----------  ----------

Total Income From Investment Operations         0.0155        0.0583       0.0495       0.0827      0.0360
                                             ----------   -----------  -----------  -----------  ----------
                                             ----------   -----------  -----------  -----------  ----------

Less Distributions

From net investment income                     (0.0203)      (0.0531)     (0.0406)     (0.0613)    (0.0159)
From net realized gains                         0.0000       (0.0044)     (0.0276)     (0.0001)    (0.0113)
                                             ----------   -----------  -----------  -----------  ----------
                                             ----------   -----------  -----------  -----------  ----------

Total Distributions                            (0.0203)      (0.0575)     (0.0682)     (0.0614)    (0.0272)
                                             ----------   -----------  -----------  -----------  ----------
                                             ----------   -----------  -----------  -----------  ----------

Net Asset Value, End of Period             $    1.0074  $     1.0122 $     1.0114 $     1.0301 $    1.0088
                                             ==========   ===========  ===========  ===========  ==========
                                             ==========   ===========  ===========  ===========  ==========

Total Return                                     1.53% ^       5.86%        4.86%        8.25%       3.60% ^

Net Assets, End of Period                  $ 18,946,235$  17,421,057 $ 17,142,458 $ 15,519,563 $   268,416

Ratio of Expenses to Average Net Assets          0.25% *       0.25%        0.25%        0.25%       0.25% *

Ratio of Net Investment Income to
Average Net Assets                               4.13% *       4.69%        3.94%        4.81%       8.83% *

Portfolio Turnover Rate                         37.61% ^      63.09%       80.14%       99.16%      25.56% ^

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

(A)  The portfolio commenced operations on September 9, 1997.
                                                                                                  (Continued)

MAXIM SERIES FUND, INC.

MODERATE PROFILE PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001, the years ended December 31, 2000, 1999, 1998, and the period ended December 31, 1997 are as follows:

                                             Six Months              Period Ended December 31,
                                             Ended         -------------------------------------------------
                                                           -------------------------------------------------
                                             June 30, 2001   2000         1999         1998         1997
                                             ------------- ----------  -----------  -----------  -----------
                                             ------------- ----------  -----------  -----------  -----------
                                             UNAUDITED                                       (A)

Net Asset Value, Beginning of Period       $     1.0416 $     1.1251 $     1.0503 $     0.9661 $     1.0000

Income from Investment Operations
                                                                                                     0.0000
Net investment income                            0.0091       0.0570       0.0226       0.0171       0.0090
Capital gain distributions received              0.0012       0.0311       0.0706       0.0159       0.0477
                                             -----------  -----------  -----------  -----------  -----------
                                             -----------  -----------  -----------  -----------  -----------

Total distributions received                     0.0103       0.0881       0.0932       0.0330       0.0567

Net realized and unrealized gain (loss)         (0.0271)     (0.1029)      0.0780       0.0769      (0.0308)
    on investments
                                             -----------  -----------  -----------  -----------  -----------
                                             -----------  -----------  -----------  -----------  -----------

Total Income (Loss) From Investment Operations  (0.0168)     (0.0148)      0.1712       0.1099       0.0259
                                             -----------  -----------  -----------  -----------  -----------
                                             -----------  -----------  -----------  -----------  -----------

Less Distributions

From net investment income                      (0.0106)     (0.0443)     (0.0182)     (0.0257)     (0.0144)
From net realized gains                          0.0000      (0.0244)     (0.0782)      0.0000      (0.0454)
                                             -----------  -----------  -----------  -----------  -----------
                                             -----------  -----------  -----------  -----------  -----------

Total Distributions                             (0.0106)     (0.0687)     (0.0964)     (0.0257)     (0.0598)
                                             -----------  -----------  -----------  -----------  -----------
                                             -----------  -----------  -----------  -----------  -----------

Net Asset Value, End of Period             $     1.0142 $     1.0416 $     1.1251 $     1.0503 $     0.9661
                                             ===========  ===========  ===========  ===========  ===========
                                             ===========  ===========  ===========  ===========  ===========

Total Return                                     (1.62%)^     (1.38%)      16.43%       11.41%        2.60% ^

Net Assets, End of Period                  $ 44,136,614 $ 37,808,266 $ 27,960,665 $ 12,600,896 $  1,044,081

Ratio of Expenses to Average Net Assets           0.25% *      0.25%        0.25%        0.25%        0.25% *

Ratio of Net Investment Income to
Average Net Assets                                2.27% *      2.32%        1.91%        2.27%        5.51% *

Portfolio Turnover Rate                          44.74% ^     76.55%      105.60%      114.39%       31.39% ^

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

(A)  The portfolio commenced operations on September 9, 1997.
                                                                                                 (Continued)

MAXIM SERIES FUND, INC.

MODERATELY AGGRESSIVE PROFILE PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001, the years ended December 31, 2000, 1999, 1998, and the period ended December 31, 1997 are as follows:

                                             Six Months             Period Ended December 31,
                                             Ended          -------------------------------------------------
                                                            -------------------------------------------------
                                             June 30, 2001   2000         1999         1998        1997
                                             -------------- ---------  -----------  -----------  ----------
                                             -------------- ---------  -----------  -----------  ----------
                                              UNAUDITED                                             (A)

Net Asset Value, Beginning of Period       $     1.0809 $     1.2182 $     1.0668 $     0.9676 $    1.0000

Income from Investment Operations
                                                                                                    0.0000
Net investment income                            0.0041       0.0555       0.0142       0.0136      0.0075
Capital gain distributions received              0.0024       0.0330       0.0768       0.0284      0.0568
                                             -----------  -----------  -----------  -----------  ----------
                                             -----------  -----------  -----------  -----------  ----------

Total distributions received                     0.0065       0.0885       0.0910       0.0420      0.0643

Net realized and unrealized gain (loss)         (0.0362)     (0.1391)      0.1430       0.0790     (0.0279)
    on investments                           -----------  -----------  -----------  -----------  ----------
                                             -----------  -----------  -----------  -----------  ----------

Total Income (Loss) From Investment Operations  (0.0297)     (0.0506)      0.2340       0.1210      0.0364
                                             -----------  -----------  -----------  -----------  ----------
                                             -----------  -----------  -----------  -----------  ----------

Less Distributions

From net investment income                      (0.0069)     (0.0350)     (0.0099)     (0.0217)    (0.0141)
From net realized gains                          0.0000      (0.0517)     (0.0727)     (0.0001)    (0.0547)
                                             -----------  -----------  -----------  -----------  ----------
                                             -----------  -----------  -----------  -----------  ----------

Total Distributions                             (0.0069)     (0.0867)     (0.0826)     (0.0218)    (0.0688)
                                             -----------  -----------  -----------  -----------  ----------
                                             -----------  -----------  -----------  -----------  ----------

Net Asset Value, End of Period             $     1.0443 $     1.0809 $     1.2182 $     1.0668 $    0.9676
                                             ===========  ===========  ===========  ===========  ==========
                                             ===========  ===========  ===========  ===========  ==========

Total Return                                     (2.75%)^     (4.34%)      22.05%       12.54%       3.66% ^

Net Assets, End of Period                  $ 61,356,649 $ 52,878,089 $ 36,469,448 $ 15,066,086 $ 1,630,969

Ratio of Expenses to Average Net Assets           0.25% *      0.25%        0.25%        0.25%       0.25% *

Ratio of Net Investment Income to
Average Net Assets                                1.44% *      1.25%        0.96%        1.80%       4.19% *

Portfolio Turnover Rate                          57.66% ^     74.26%      101.16%      123.12%      41.30% ^

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

(A)  The portfolio commenced operations on September 9, 1997.

                                                                                                   (Continued)

MAXIM SERIES FUND, INC.

MODERATELY CONSERVATIVE PROFILE PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001, the years ended December 31, 2000, 1999, 1998, and the period ended December 31, 1997 are as follows:

                                             Six Months              Period Ended December 31,
                                             Ended          -------------------------------------------------
                                                            -------------------------------------------------
                                             June 30, 2001    2000        1999         1998         1997
                                             -------------- ----------  ----------   ----------   ----------
                                             -------------- ----------  ----------   ----------   ----------
                                               UNAUDITED                                             (A)

Net Asset Value, Beginning of Period             1.0134  $     1.0598 $    1.0470  $    0.9909  $    1.0000

Income from Investment Operations
                                                                                                     0.0000
Net investment income                            0.0141        0.0546      0.0309       0.0266       0.0132
Capital gain distributions received              0.0013        0.0413      0.0450       0.0121       0.0182
                                                           -----------  ----------   ----------   ----------
                                                           -----------  ----------   ----------   ----------

Total distributions received                     0.0154        0.0959      0.0759       0.0387       0.0314

Net realized and unrealized gain (loss)         (0.0199)      (0.0973)     0.0104       0.0576      (0.0085)
    on investments
                                             -----------   -----------  ----------   ----------   ----------
                                             -----------   -----------  ----------   ----------   ----------

Total Income (Loss) From Investment Operations  (0.0045)      (0.0014)     0.0863       0.0963       0.0229
                                             -----------   -----------  ----------   ----------   ----------
                                             -----------   -----------  ----------   ----------   ----------

Less Distributions

From net investment income                      (0.0145)      (0.0403)    (0.0271)     (0.0398)     (0.0151)
From net realized gains                          0.0000       (0.0047)    (0.0464)     (0.0004)     (0.0169)
                                             -----------   -----------  ----------   ----------   ----------
                                             -----------   -----------  ----------   ----------   ----------

Total Distributions                             (0.0145)      (0.0450)    (0.0735)     (0.0402)     (0.0320)
                                             -----------   -----------  ----------   ----------   ----------
                                             -----------   -----------  ----------   ----------   ----------

Net Asset Value, End of Period                   0.9944  $     1.0134 $    1.0598  $    1.0470  $    0.9909
                                             ===========   ===========  ==========   ==========   ==========
                                             ===========   ===========  ==========   ==========   ==========

Total Return                                     (0.45%)^      (0.12%)      8.34%        9.75%        2.29% ^

Net Assets, End of Period                    17,033,128 $  16,131,647 $ 13,672,483 $ 9,586,577  $   534,975

Ratio of Expenses to Average Net Assets           0.25% *       0.25%       0.25%        0.25%        0.25% *

Ratio of Net Investment Income to
Average Net Assets                                2.98% *       3.19%       2.70%        3.41%        6.02% *

Portfolio Turnover Rate                          42.30% ^      80.88%     116.96%      112.09%       32.97% ^

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

(A)  The portfolio commenced operations on September 9, 1997.
                                                                                                   (Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------
UNAUDITED

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Aggressive Profile, Conservative Profile, Moderate Profile, Moderately Aggressive Profile and Moderately Conservative Profile Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Aggressive Profile; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Conservative Profile; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Moderate Profile; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Moderately Aggressive Profile; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Moderately Conservative Portfolio. Each Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (the Company) and New England Financial.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

     Investments in shares of the underlying funds are carried at fair value (i.e., net asset value).

      Dividends

      Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.


      Federal Income Taxes

      For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of 0.25% of the average daily net assets of the Portfolios. The Portfolios will also bear the indirect expense of the underlying investments. The total expenses at June 30, 2001 for each of the underlying investments were 0.50% of the average daily net assets of the Maxim Bond Index Portfolio; 0.60% of the average daily net assets of the Maxim Short-Term Maturity Bond, Maxim Stock Index, Maxim U.S. Government Securities and Maxim Value Index Portfolios; 0.88% of the average daily net assets of the Maxim T. Rowe Price Equity/Income Portfolio; 1.04% of the average daily net assets of the Maxim INVESCO Small-Cap Growth Portfolio; 1.05% of the average daily net assets of the Maxim T. Rowe Price MidCap Growth Portfolio; 1.10% of the average daily net assets of the Maxim Ariel MidCap Value and the Maxim Ariel Small-Cap Value Portfolios; 1.12% of the average daily net assets of the Maxim INVESCO ADR Portfolio; and 1.23% of the Maxim Templeton International Equity Portfolio.

3.    UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2001, were as follows:

                              Cost For
                               Income                                                 Net
                                 Tax             Gross             Gross          Unrealized
                              Purposes       Appreciation      Depreciation      Depreciation
                             ------------    --------------    --------------    --------------

     Aggressive Profile
        Portfolio         $   32,005,894  $    483,310         $ (1,495,560)  $   (1,012,250)

     Conservative
        Profile                19,427,625      126,890             (225,836)         (98,946)
        Portfolio
     Moderate Profile
        Portfolio              45,504,444      484,197           (1,388,345)        (904,148)

     Moderately
        Aggressive
        Profile
        Portfolio              63,216,441      827,009           (2,276,761)      (1,449,752)
     Moderately
        Conservative
        Profile                17,432,364      139,624             (289,535)        (149,911)
        Portfolio


4.    INVESTMENT IN SHARES OF MUTUAL FUNDS


      Shares owned and related values at June 30, 2001 were as follows:

                                                                  Shares             Value
     Aggressive Profile Portfolio
           Maxim Ariel MidCap Value Portfolio                      2,511,789  $      4,813,794
           Maxim Ariel Small-Cap Value Portfolio                   3,193,339         3,221,983
           Maxim INVESCO ADR Portfolio                             2,552,632         3,767,691
           Maxim INVESCO Small-Cap Growth Portfolio                1,624,116         3,056,105
           Maxim T. Rowe Price Equity/Income Portfolio             2,739,538         4,656,843
           Maxim T. Rowe Price MidCap Growth Portfolio             2,963,939         4,596,235
           Maxim Templeton International Equity Portfolio          3,324,733         3,854,359
           Maxim Value Index Portfolio                             1,904,835         3,026,634
                                                                                 --------------

                                                                              $     30,993,644
                                                                                 ==============



     Conservative Profile Portfolio
           Maxim Bond Index Portfolio                              3,047,945  $1,757,3,916,931
           Maxim Short-Term Maturity Bond Portfolio                6,728,615         6,878,323
           Maxim Stock Index Portfolio                               436,154         1,365,798
           Maxim T. Rowe Price Equity/Income Portfolio             1,104,814         1,878,034
           Maxim U.S. Government Securities Portfolio              3,611,811         3,916,904
           Maxim Value Index Portfolio                               863,912         1,372,689
                                                                                 --------------

                                                                              $     19,328,679

                                                                                 ==============

     Moderate Profile Portfolio

     ---------------------------------------------------------
           Maxim Ariel MidCap Value Portfolio                      1,781,310  $      3,413,845
     -----
           Maxim Ariel Small-Cap Value Portfolio                   2,264,667         2,284,980
     -----
           Maxim Bond Index Portfolio                              3,569,934         4,587,741
     -----
           Maxim INVESCO ADR Portfolio                             2,173,261         3,207,739
     -----
           Maxim INVESCO Small-Cap Growth Portfolio                1,152,690         2,169,021
     -----
           Maxim Short-Term Maturity Bond Portfolio                6,755,373         6,905,677
     -----
           Maxim T. Rowe Price Equity/Income Portfolio             3,886,543         6,606,596
     -----
           Maxim T. Rowe Price MidCap Growth Portfolio             2,102,920         3,261,037
     -----
           Maxim Templeton International Equity Portfolio          2,830,153         3,280,993
     -----
           Maxim U.S. Government Securities Portfolio              4,230,503         4,587,857
     -----
           Maxim Value Index Portfolio                             2,702,972         4,294,810
     -----

     -----
                                                                              $     44,600,296
     -----                                                                       ==============

     -----

     ----- --------------------------------------------------- -------------- -- --------------


                                                                  Shares             Value
     Moderately Aggressive Profile Portfolio
     ---------------------------------------------------------
           Maxim Ariel MidCap Value Portfolio                      3,316,605  $      6,356,209
     -----
           Maxim Ariel Small-Cap Value Portfolio                   3,162,403         3,190,770
     -----
           Maxim Bond Index Portfolio                              3,739,221         4,805,293
     -----
           Maxim INVESCO ADR Portfolio                             4,045,313         5,970,893
     -----
           Maxim INVESCO Small-Cap Growth Portfolio                1,608,959         3,027,584
     -----
           Maxim Short-Term Maturity Bond Portfolio                3,144,715         3,214,684
     -----
           Maxim T. Rowe Price Equity/Income Portfolio             5,426,430         9,224,194
     -----
           Maxim T. Rowe Price MidCap Growth Portfolio             3,914,402         6,070,134
     -----
           Maxim Templeton International Equity Portfolio          5,268,634         6,107,921
     -----
           Maxim U.S. Government Securities Portfolio              4,431,083         4,805,380
     -----
           Maxim Value Index Portfolio                             5,660,208         8,993,627
     -----

     -----
                                                                              $     61,766,689
     ----- --------------------------------------------------- -------------- -- ==============

     Moderately Conservative Profile Portfolio
     ---------------------------------------------------------
           Maxim Ariel MidCap Value Portfolio                        457,982  $        877,713
     -----
           Maxim Bond Index Portfolio                              1,721,653         2,212,505
     -----
           Maxim INVESCO ADR Portfolio                               837,293         1,235,847
     -----
           Maxim Short-Term Maturity Bond Portfolio                4,343,715         4,440,360
     -----
           Maxim T. Rowe Price Equity/Income Portfolio             1,498,105         2,546,576
     -----
           Maxim T. Rowe Price MidCap Growth Portfolio               540,159           837,634
     -----
           Maxim Templeton International Equity Portfolio          1,090,813         1,264,579
     -----
           Maxim U.S. Government Securities Portfolio              2,040,173         2,212,508
     -----
           Maxim Value Index Portfolio                             1,041,418         1,654,731
     -----

     -----
                                                                              $     17,282,453
     -----                                                                       ==============

     -----

     ----- --------------------------------------------------- -------------- -- --------------

                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for the Six Months Ended June 30, 2001 and the Year Ended December 31, 2000

                                  (Section 19)

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001
UNAUDITED

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    MODERATELY        MODERATELY
                                                  AGGRESSIVE        CONSERVATIVE     MODERATE       AGGRESSIVE       CONSERVATIVE
                                                  PROFILE II       PROFILE II       PROFILE II      PROFILE II        PROFILE II
                                                  PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                 -------------    -------------    -------------   --------------   ---------------
                                                 -------------    -------------    -------------   --------------   ---------------
ASSETS:
     Investments in securities, market value(1)$   71,683,032   $    9,371,584   $   52,531,324  $    65,797,509  $     15,520,161
                                                 -------------    -------------    -------------   --------------   ---------------
                                                 -------------    -------------    -------------   --------------   ---------------

LIABILITIES:
     Dividends payable                                 62,247          181,930          523,232          407,935           207,450
     Due to investment adviser                          2,074              267            1,477            1,798               443
     Redemptions payable                            1,166,070           94,241          352,352        4,887,438           539,875
                                                 -------------    -------------    -------------   --------------   ---------------
                                                 -------------    -------------    -------------   --------------   ---------------

     Total liabilities                              1,230,391          276,438          877,061        5,297,171           747,768
                                                 -------------    -------------    -------------   --------------   ---------------
                                                 -------------    -------------    -------------   --------------   ---------------

NET ASSETS                                     $   70,452,641   $    9,095,146   $   51,654,263  $    60,500,338  $     14,772,393
                                                 =============    =============    =============   ==============   ===============
                                                 =============    =============    =============   ==============   ===============

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value             $      770,855   $       94,848   $      565,185  $       677,167  $        161,684
     Additional paid-in capital                    79,642,010        9,383,325       55,513,178       67,430,710        15,828,326
     Net unrealized depreciation on                (7,859,194)        (214,607)      (3,246,172)      (5,736,930)         (801,995)
          investments
     Undistributed net investment income                2,627              803            2,826            3,837             1,203
     Accumulated net realized loss on              (2,103,657)        (169,223)      (1,180,754)      (1,874,446)         (416,825)
          investments
                                                 -------------    -------------    -------------   --------------   ---------------
                                                 -------------    -------------    -------------   --------------   ---------------

NET ASSETS                                     $   70,452,641   $    9,095,146   $   51,654,263  $    60,500,338  $     14,772,393
                                                 =============    =============    =============   ==============   ===============
                                                 =============    =============    =============   ==============   ===============

NET ASSET VALUE PER OUTSTANDING SHARE          $       9.1395   $       9.5892   $       9.1394  $        8.9343  $         9.1366
                                                 =============    =============    =============   ==============   ===============
                                                 =============    =============    =============   ==============   ===============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                   100,000,000      100,000,000      100,000,000      100,000,000       100,000,000
     Outstanding                                    7,708,550          948,475        5,651,853        6,771,665         1,616,838

(1)  Cost of investments in securities:        $   79,542,226   $    9,586,191   $   55,777,496  $    71,534,439  $     16,322,156

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
UNAUDITED

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        MODERATELY     MODERATELY
                                                        AGGRESSIVE      CONSERVATIVE    MODERATE       AGGRESSIVE     CONSERVATIVE
                                                        PROFILE II      PROFILE II     PROFILE II      PROFILE II      PROFILE II
                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                       -------------   -------------  --------------  --------------  --------------
                                                       -------------   -------------  --------------  --------------  --------------

INVESTMENT INCOME:
Income distributions received                        $       96,644  $      185,864 $       546,955 $       437,455 $       214,234
                                                       -------------   -------------  --------------  --------------  --------------
                                                       -------------   -------------  --------------  --------------  --------------

EXPENSES:
Management fees                                              31,770           3,607          21,839          26,601           6,229
                                                       -------------   -------------  --------------  --------------  --------------
                                                       -------------   -------------  --------------  --------------  --------------

NET INVESTMENT INCOME                                        64,874         182,257         525,116         410,854         208,005
                                                       -------------   -------------  --------------  --------------  --------------
                                                       -------------   -------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                         (2,576,434)       (186,345)     (1,354,538)     (2,209,067)       (465,406)
Change in net unrealized depreciation on investments     (1,978,250)        (23,104)       (977,556)     (1,513,866)       (197,300)
                                                       -------------   -------------  --------------  --------------  --------------
                                                       -------------   -------------  --------------  --------------  --------------

Net realized and unrealized loss on investments          (4,554,684)       (209,449)     (2,332,094)     (3,722,933)       (662,706)
                                                       -------------   -------------  --------------  --------------  --------------
                                                       -------------   -------------  --------------  --------------  --------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS $   (4,489,810) $      (27,192)$    (1,806,978)$    (3,312,079)$      (454,701)
                                                       =============   =============  ==============  ==============  ==============
                                                       =============   =============  ==============  ==============  ==============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2001 AND YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                  AGGRESSIVE PROFILE II        CONSERVATIVE PPROFILE II     MODERATE PROFILE II
                                                  PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                                                -------------------------    --------------------------    -------------------------
                                                -------------------------    --------------------------    -------------------------
                                                   2001          2000           2001          2000            2001         2000
                                                -----------   -----------    ------------  ------------    -----------  ------------
                                                -------------------------    --------------------------    -------------------------
                                                  UNAUDITED                      UNAUDITED                    UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                    $     64,874  $    163,268   $     182,257 $     143,711   $    525,116 $     629,513
     Net realized loss on investments           (2,576,434)     (570,779)       (186,345)      (27,001)    (1,354,538)     (142,491)
     Net capital gain distributions received             0     3,503,096               0        74,992              0     1,246,082
     Change in net unrealized depreciation on   (1,978,250)   (5,925,678)        (23,104)     (182,815)      (977,556)   (2,286,355)
         investments
                                                -----------   -----------    ------------  ------------    -----------  ------------
                                                -----------   -----------    ------------  ------------    -----------  ------------

     Net increase (decrease) in net assets     (4,489,810)   (2,830,093)        (27,192)        8,887     (1,806,978)     (553,251)
         resulting from operations
                                                -----------   -----------    ------------  ------------    -----------  ------------
                                                -----------   -----------    ------------  ------------    -----------  ------------

DISTRIBUTIONS:
     From net investment income                    (62,247)   (1,615,725)       (181,930)     (159,388)      (523,232)   (1,086,126)
     From net realized gains                             0    (1,080,710)              0       (32,385)             0      (540,280)
                                                -----------   -----------    ------------  ------------    -----------  ------------
                                                -----------   -----------    ------------  ------------    -----------  ------------

     Total distributions                           (62,247)   (2,696,435)       (181,930)     (191,773)      (523,232)   (1,626,406)
                                                -----------   -----------    ------------  ------------    -----------  ------------
                                                -----------   -----------    ------------  ------------    -----------  ------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares          26,051,858    61,543,746       5,692,700     4,716,932     22,922,262    35,549,372
     Reinvestment of distributions                       0     2,696,435               0       191,773              0     1,626,406
     Redemptions of shares                      (8,037,118)   (3,919,425)     (1,277,780)     (575,397)    (3,868,545)   (2,770,914)
                                                -----------   -----------    ------------  ------------    -----------  ------------
                                                -----------   -----------    ------------  ------------    -----------  ------------

     Net increase in net assets resulting       18,014,740    60,320,756       4,414,920     4,333,308     19,053,717    34,404,864
         from share transactions
                                                -----------   -----------    ------------  ------------    -----------  ------------
                                                -----------   -----------    ------------  ------------    -----------  ------------

     Total increase in net assets               13,462,683    54,794,228       4,205,798     4,150,422     16,723,507    32,225,207

NET ASSETS:
     Beginning of period                        56,989,958     2,195,730       4,889,348       738,926     34,930,756     2,705,549
                                                -----------   -----------    ------------  ------------    -----------  ------------
                                                -----------   -----------    ------------  ------------    -----------  ------------

     End of period  (1)                       $ 70,452,641  $ 56,989,958   $   9,095,146 $   4,889,348   $ 51,654,263 $  34,930,756
                                                ===========   ===========    ============  ============    ===========  ============
                                                ===========   ===========    ============  ============    ===========  ============
                                                         0                             0                            0
OTHER INFORMATION:

SHARES:
     Sold                                        2,793,444     5,695,000         580,633       462,767      2,434,938     3,476,304
     Issued in reinvestment of                           0       269,427               0        19,245              0       166,427
         distributions
     Redeemed                                     (873,163)     (375,505)       (130,379)      (55,993)      (416,889)     (269,767)
                                                -----------   -----------    ------------  ------------    -----------  ------------
                                                -----------   -----------    ------------  ------------    -----------  ------------

     Net increase                                1,920,281     5,588,922         450,254       426,019      2,018,049     3,372,964
                                                ===========   ===========    ============  ============    ===========  ============
                                                ===========   ===========    ============  ============    ===========  ============

(1)  Including undistributed net             $      2,627  $          0   $         803 $         476   $      2,826 $         942
       investment income

See notes to financial statements.                                                                                       (Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2001 AND YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                MODERATELY AGGRESSIVE              MODERATELY CONSERVATIVE
                                                                PROFILE II PORTFOLIO                 PROFILE II PORTFOLIO
                                                            -----------------------------        ------------------------------
                                                            -----------------------------        ------------------------------
                                                               2001            2000                 2001             2000
                                                            ------------   --------------        ------------    --------------
                                                            -----------------------------        ------------------------------
                                                                 UNAUDITED                          UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                $     410,854  $       493,628       $     208,005   $       200,423
     Net realized loss on investments                        (2,209,067)        (285,627)           (465,406)          (29,035)
     Net capital gain distributions received                          0        2,110,403                   0           233,120
     Change in net unrealized depreciation on investments    (1,513,866)      (4,258,558)           (197,300)         (600,275)
                                                            ------------   --------------        ------------    --------------
                                                            ------------   --------------        ------------    --------------

     Net decrease in net assets resulting from operations    (3,312,079)      (1,940,154)           (454,701)         (195,767)
                                                            ------------   --------------        ------------    --------------
                                                            ------------   --------------        ------------    --------------

DISTRIBUTIONS:
     From net investment income                                (407,935)      (1,300,853)           (207,450)         (286,607)
     From net realized gains                                          0         (766,093)                  0           (88,216)
                                                            ------------   --------------        ------------    --------------
                                                            ------------   --------------        ------------    --------------

     Total distributions                                       (407,935)      (2,066,946)           (207,450)         (374,823)
                                                            ------------   --------------        ------------    --------------
                                                            ------------   --------------        ------------    --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                       29,240,170       46,915,632           8,579,075         9,301,691
     Reinvestment of distributions                                    0        2,066,946                   0           374,823
     Redemptions of shares                                   (9,706,162)      (4,054,231)         (2,349,504)         (809,053)
                                                            ------------   --------------        ------------    --------------
                                                            ------------   --------------        ------------    --------------

     Net increase in net assets resulting from share          19,534,008       44,928,347           6,229,571         8,867,461
         transactions
                                                            ------------   --------------        ------------    --------------
                                                            ------------   --------------        ------------    --------------

     Total increase in net assets                            15,813,994       40,921,247           5,567,420         8,296,871

NET ASSETS:
     Beginning of period                                     44,686,344        3,765,097           9,204,973           908,102
                                                            ------------   --------------        ------------    --------------
                                                            ------------   --------------        ------------    --------------

     End of period  (1)                                   $  60,500,338  $    44,686,344       $  14,772,393   $     9,204,973
                                                            ============   ==============        ============    ==============
                                                            ============   ==============        ============    ==============
                                                                      0                                    0
OTHER INFORMATION:

SHARES:
     Sold                                                     3,188,327        4,485,941             908,859           912,408
     Issued in reinvestment of distributions                          0          211,343                   0            38,381
     Redeemed                                                (1,074,093)        (391,394)           (251,765)          (79,075)
                                                            ------------   --------------        ------------    --------------
                                                            ------------   --------------        ------------    --------------

     Net increase                                             2,114,234        4,305,890             657,094           871,714
                                                            ============   ==============        ============    ==============
                                                            ============   ==============        ============    ==============

(1)  Including undistributed net investment income        $       3,837  $           918       $       1,203   $           648

See notes to financial statements.                                                                                  (Concluded)

MAXIM SERIES FUND, INC.

AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001, the year ended December 31, 2000, and the period ended
December 31, 1999 are as follows:

                                                         Six Months Ended  Period Ended December 31,
                                                                           ---------------------------
                                                                           ---------------------------
                                                          June 30, 2001     2000            1999
                                                         ---------------  ------------    -----------
                                                         ---------------  ------------    -----------
                                                            UNAUDITED                       (A)

Net Asset Value, Beginning of Period                   $      9.8458   $     11.0146   $     9.7751

Income from Investment Operations
                                                                              0.0000         0.0000
Net investment income                                         0.0084          0.2989         0.0191
Capital gain distributions received                           0.0000          0.3543         0.6332
                                                         ------------    ------------    -----------
                                                         ------------    ------------    -----------

Total distributions received                                  0.0084          0.6532         0.6523

Net realized and unrealized gain (loss) on investments       (0.7066)        (1.3231)        0.9792
                                                         ------------    ------------    -----------
                                                         ------------    ------------    -----------

Total Income (Loss) From Investment Operations               (0.6982)        (0.6699)        1.6315
                                                         ------------    ------------    -----------
                                                         ------------    ------------    -----------

Less Distributions

From net investment income                                   (0.0081)        (0.2988)       (0.0191)
From net realized gains                                       0.0000         (0.2001)       (0.3729)
                                                         ------------    ------------    -----------
                                                         ------------    ------------    -----------

Total Distributions                                          (0.0081)        (0.4989)       (0.3920)
                                                         ------------    ------------    -----------
                                                         ------------    ------------    -----------

Net Asset Value, End of Period                         $      9.1395   $      9.8458   $    11.0146
                                                         ============    ============    ===========
                                                         ============    ============    ===========


Total Return                                                  (7.09%)^        (6.15%)        16.72% ^

Net Assets, End of Period                              $  70,452,641   $  56,989,958   $  2,195,730

Ratio of Expenses to Average Net Assets                        0.10% *         0.10%          0.10% *

Ratio of Net Investment Income to Average Net Assets           0.20% *         0.60%          1.63% *

Portfolio Turnover Rate                                       21.20% ^       175.29%        114.40% ^

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

(A)  The portfolio commenced operations on September 16, 1999.

                                                                                         (Continued)

MAXIM SERIES FUND, INC.

CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001, the year ended December 31, 2000, and the period ended
December 31, 1999 are as follows:

                                                        Six Months Ended Period Ended December 31,
                                                                        ----------------------------
                                                                        ----------------------------
                                                         June 30, 2001     2000            1999
                                                        ----------------------------    ------------
                                                        ----------------------------    ------------
                                                           UNAUDITED                        (A)

Net Asset Value, Beginning of Period                  $      9.8136   $     10.2341   $      9.9102

Income from Investment Operations
                                                                             0.0000          0.0000
Net investment income                                        0.2000          0.4357          0.1177
Capital gain distributions received                          0.0000          0.1182          0.1832
                                                        ------------    ------------    ------------
                                                        ------------    ------------    ------------

Total distributions received                                 0.2000          0.5539          0.3009

Net realized and unrealized gain (loss) on investments      (0.2242)        (0.4538)         0.1945
                                                        ------------    ------------    ------------
                                                        ------------    ------------    ------------

Total Income (Loss) From Investment Operations              (0.0242)         0.1001          0.4954
                                                        ------------    ------------    ------------
                                                        ------------    ------------    ------------

Less Distributions

From net investment income                                  (0.2002)        (0.4352)        (0.1172)
From net realized gains                                      0.0000         (0.0854)        (0.0543)
                                                        ------------    ------------    ------------
                                                        ------------    ------------    ------------

Total Distributions                                         (0.2002)        (0.5206)        (0.1715)
                                                        ------------    ------------    ------------
                                                        ------------    ------------    ------------

Net Asset Value, End of Period                        $      9.5892   $      9.8136   $     10.2341
                                                        ============    ============    ============
                                                        ============    ============    ============


Total Return                                                 (0.25%)^         0.95%           5.00% ^

Net Assets, End of Period                             $   9,095,146   $   4,889,348   $     738,926

Ratio of Expenses to Average Net Assets                       0.10% *         0.10%           0.10% *

Ratio of Net Investment Income to Average Net Assets          5.04% *         5.98%           8.24% *

Portfolio Turnover Rate                                      58.57% ^        88.50%         176.32% ^

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

(A)  The portfolio commenced operations on September 30, 1999.

                                                                                         (Continued)

MAXIM SERIES FUND, INC.

MODERATE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001, the year ended December 31, 2000, and the period ended
December 31, 1999 are as follows:

                                                        Six Months Ended  Period Ended December 31,
                                                                         ----------------------------
                                                                         ----------------------------
                                                         June 30, 2001      2000            1999
                                                        ----------------------------     ------------
                                                        ----------------------------     ------------
                                                           UNAUDITED                         (A)

Net Asset Value, Beginning of Period                  $      9.6127    $    10.3724    $      9.7937

Income from Investment Operations
                                                                             0.0000           0.0000
Net investment income                                        0.0968          0.3712           0.0685
Capital gain distributions received                          0.0000          0.2170           0.3526
                                                        ------------     -----------     ------------
                                                        ------------     -----------     ------------

Total distributions received                                 0.0968          0.5882           0.4211

Net realized and unrealized gain (loss) on investments      (0.4735)        (0.8083)          0.4076
                                                        ------------     -----------     ------------
                                                        ------------     -----------     ------------

Total Income (Loss) From Investment Operations              (0.3767)        (0.2201)          0.8287
                                                        ------------     -----------     ------------
                                                        ------------     -----------     ------------

Less Distributions

From net investment income                                  (0.0966)        (0.3711)         (0.0683)
From net realized gains                                      0.0000         (0.1685)         (0.1817)
                                                        ------------     -----------     ------------
                                                        ------------     -----------     ------------

Total Distributions                                         (0.0966)        (0.5396)         (0.2500)
                                                        ------------     -----------     ------------
                                                        ------------     -----------     ------------

Net Asset Value, End of Period                        $      9.1394    $     9.6127    $     10.3724
                                                        ============     ===========     ============
                                                        ============     ===========     ============


Total Return                                                 (3.92%)^        (2.19%)           8.47% ^

Net Assets, End of Period                             $  51,654,263    $ 34,930,756    $   2,705,549

Ratio of Expenses to Average Net Assets                       0.10% *         0.10%            0.10% *

Ratio of Net Investment Income to Average Net Assets          2.40% *         3.98%            5.72% *

Portfolio Turnover Rate                                      32.32% ^       172.40%          113.22% ^

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

(A)  The portfolio commenced operations on September 16, 1999.

                                                                                          (Continued)

MAXIM SERIES FUND, INC.

MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001, the year ended December 31, 2000, and the period ended
December 31, 1999 are as follows:

                                                         Six Months Ended  Period Ended December 31,
                                                                          ----------------------------
                                                                          ----------------------------
                                                          June 30, 2001      2000            1999
                                                         ----------------------------     ------------
                                                         ----------------------------     ------------
                                                            UNAUDITED                         (A)

Net Asset Value, Beginning of Period                   $      9.5946    $    10.7103    $      9.8559

Income from Investment Operations
                                                                              0.0000           0.0000
Net investment income                                         0.0609          0.3296           0.0471
Capital gain distributions received                           0.0000          0.2796           0.3953
                                                         ------------     -----------     ------------
                                                         ------------     -----------     ------------

Total distributions received                                  0.0609          0.6092           0.4424

Net realized and unrealized gain (loss) on investments       (0.6607)        (1.2177)          0.6808
                                                         ------------     -----------     ------------
                                                         ------------     -----------     ------------

Total Income (Loss) From Investment Operations               (0.5998)        (0.6085)          1.1232
                                                         ------------     -----------     ------------
                                                         ------------     -----------     ------------

Less Distributions

From net investment income                                   (0.0605)        (0.3296)         (0.0469)
From net realized gains                                       0.0000         (0.1776)         (0.2219)
                                                         ------------     -----------     ------------
                                                         ------------     -----------     ------------

Total Distributions                                          (0.0605)        (0.5072)         (0.2688)
                                                         ------------     -----------     ------------
                                                         ------------     -----------     ------------

Net Asset Value, End of Period                         $      8.9343    $     9.5946    $     10.7103
                                                         ============     ===========     ============
                                                         ============     ===========     ============


Total Return                                                  (6.25%)^        (5.77%)          11.41% ^

Net Assets, End of Period                              $  60,500,338    $ 44,686,344    $   3,765,097

Ratio of Expenses to Average Net Assets                        0.10% *         0.10%            0.10% *

Ratio of Net Investment Income to Average Net Assets           1.54% *         2.29%            4.76% *

Portfolio Turnover Rate                                       26.83% ^       161.22%          105.09% ^

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

(A)  The portfolio commenced operations on September 16, 1999.

                                                                                           (Continued)

MAXIM SERIES FUND, INC.

MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2001, the year ended December 31, 2000, and the period ended
December 31, 1999 are as follows:

                                                         Six Months Ended  Period Ended December 31,
                                                                          ----------------------------
                                                                          ----------------------------
                                                          June 30, 2001      2000            1999
                                                         ----------------------------     ------------
                                                         ----------------------------     ------------
                                                            UNAUDITED                         (A)

Net Asset Value, Beginning of Period                   $      9.5911    $    10.3158    $      9.7877

Income from Investment Operations
                                                                              0.0000           0.0000
Net investment income                                         0.1292          0.3852           0.0870
Capital gain distributions received                                0          0.1525           0.2686
                                                         ------------     -----------     ------------
                                                         ------------     -----------     ------------

Total distributions received                                  0.1292          0.5377           0.3556

Net realized and unrealized gain (loss) on investments       (0.4545)        (0.7730)          0.3819
                                                         ------------     -----------     ------------
                                                         ------------     -----------     ------------

Total Income (Loss) From Investment Operations               (0.3253)        (0.2353)          0.7375
                                                         ------------     -----------     ------------
                                                         ------------     -----------     ------------

Less Distributions

From net investment income                                   (0.1292)        (0.3848)         (0.0867)
From net realized gains                                       0.0000         (0.1046)         (0.1227)
                                                         ------------     -----------     ------------
                                                         ------------     -----------     ------------

Total Distributions                                          (0.1292)        (0.4894)         (0.2094)
                                                         ------------     -----------     ------------
                                                         ------------     -----------     ------------

Net Asset Value, End of Period                         $      9.1366    $     9.5911    $     10.3158
                                                         ============     ===========     ============
                                                         ============     ===========     ============


Total Return                                                  (3.39%)^        (2.35%)           7.54% ^

Net Assets, End of Period                              $  14,772,393    $  9,204,973    $     908,102

Ratio of Expenses to Average Net Assets                        0.10% *         0.10%            0.10% *

Ratio of Net Investment Income to Average Net Assets           3.34% *         4.28%            7.54% *

Portfolio Turnover Rate                                       38.62% ^       103.51%           84.96% ^

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

(A)  The portfolio commenced operations on September 27, 1999.

                                                                                           (Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------
UNAUDITED

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Aggressive Profile II, Conservative Profile II, Moderate Profile II, Moderately Aggressive Profile II and Moderately Conservative Profile II Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Aggressive Profile II; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Conservative Profile II; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Moderate Profile II; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Moderately Aggressive Profile II; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Moderately
      Conservative Profile II Portfolio. Each Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (the Company) and New England Financial.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

     Investments in shares of the underlying funds are carried at fair value (i.e., net asset value).

      Dividends

      Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.


      Federal Income Taxes

      For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of 0.10% of the average daily net assets of the Portfolios. The Portfolios will also bear the indirect expense of the underlying investments. The total expenses at June 30, 2001 for each of the underlying investments, as a percentage of average daily net assets of each of the underlying funds, were as follows:

     American Century Income & Growth Fund - Advisor                                      0.93%
     Berger Small Company Growth Investor                                                 1.27%
     INVESCO Dynamics Fund                                                                0.77%
     Janus Adviser Worldwide Fund                                                         1.21%
     Janus Twenty Fund                                                                    0.85%
     Lord Abbett Bond Debenture - A                                                       1.01%
     Marsico Focus Fund                                                                   1.31%
     Maxim Ariel Small-Cap Value Portfolio                                                1.10%
     Maxim Bond Index Portfolio                                                           0.50%
     Maxim Index 400 Portfolio                                                            0.60%
     Maxim Index European Portfolio                                                       1.20%
     Maxim Index Pacific Portfolio                                                        1.19%
     Maxim INVESCO ADR Portfolio                                                          1.12%
     Maxim INVESCO Small-Cap Growth Portfolio                                             1.04%
     Maxim Loomis Sayles Small-Cap Value Portfolio                                        1.09%
     Maxim Short-Term Maturity Bond Portfolio                                             0.60%
     Maxim Stock Index Portfolio                                                          0.60%
     Maxim T. Rowe Price MidCap Growth Portfolio                                          1.05%
     Maxim U.S. Government Mortgage Securities Portfolio                                  0.60%
     Maxim Value Index Portfolio                                                          0.60%
     MFS Capital Opportunities Fund - A                                                   1.11%
     Orchard DJIAsm Index Fund                                                            0.60%
     Orchard Index 600 Fund                                                               0.60%
     Orchard NASDAQ-100 Index(R)Fund                                                      0.60%
     ---------------------------------------------------------------------------

     Orchard S&P 500 Index(R)Fund                                                         0.60%
     Putnam Fund for Growth & Income - A                                                  0.79%
     Templeton Developing Markets Trust - A                                               2.09%

     ---------------------------------------------------------------------------- --------------

3.    UNREALIZED APPRECIATION (DEPRECIATION)
--------------------------------------------------------------------------------
      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2001, were as follows:

                                  Cost For
                                   Income                                            Net
                                    Tax            Gross            Gross         Unrealized
                                  Purposes      Appreciation     Depreciation    Depreciation
                                -------------   -------------    ------------    -------------

     Aggressive Profile II
        Portfolio            $    79,979,156  $      607,996  $    (8,904,120)  $  (8,296,124)

     Conservative Profile
        II Portfolio               9,721,356         0              (349,772)        (349,772)


     Moderate Profile II
        Portfolio                 56,192,461         237,263       (3,898,400)      (3,661,137)

     Moderately Aggressive
        Profile II Portfolio      71,993,039         285,373       (6,480,903)      (6,195,530)

     Moderately Conservative
        Profile II Portfolio      16,501,584          14,433       (995,856)        (981,423)

The Maxim Series Fund

Global Bond Portfolio

BONDS

AUSTRIA              --- 4.9%

FOREIGN BANKS
164,000,000 Oesterreichische Kontrollbank AG                           1,420,930
            Foreign Government Guaranteed Bonds
            1.800% March 22, 2010
                                                                      $1,420,930

FOREIGN GOVERNMENTS
280,000,000 Republic of Austria                                        2,595,390
            Senior Unsubordinated Notes
            4.750% December 20, 2004
                                                                      $2,595,390

TOTAL AUSTRIA              --- 4.9%                                   $4,016,320

CANADA               --- 9.1%

CANADIAN - FEDERAL
  1,150,000 Government of Canada                                         928,305
            Bonds
            8.000% June 1, 2023
  3,700,000 Government of Canada                                       2,387,519
            Bonds
            5.500% June 1, 2009
    400,000 Government of Canada                                         267,396
            Bonds
            6.000% September 1, 2005
  2,900,000 Government of Canada                                       1,916,224
            Bonds
            5.750% September 1, 2006
  1,000,000 Government of Canada                                         667,304
            Bonds
            5.750% June 1, 2003
                                                                      $6,166,748

CANADIAN - PROVINCIAL
  2,100,000 Province of Quebec                                         1,250,189
            Debentures
            6.000% October 1, 2029
                                                                      $1,250,189

TOTAL CANADA               --- 9.1%                                   $7,416,937

CAYMAN ISLANDS       --- 4.4%

FINANCIAL SERVICES
430,000,000 AIG SunAmerica Institutional Funding II                    3,558,395
            Secured Notes
            1.200% January 26, 2005
                                                                      $3,558,395

TOTAL CAYMAN ISLANDS       --- 4.4%                                   $3,558,395

DENMARK --- 8.9%

FOREIGN BANKS
  4,900,000 DePfa Deutsche Pfandbriefbank AG                           3,711,520
            Bonds
            4.500% January 15, 2014
  4,250,000 Hypothekenbank in Essen AG                                 3,506,300
            Notes
            5.250% January 17, 2011
                                                                      $7,217,820

TOTAL DENMARK --- 8.9%                                                $7,217,820

DENMARK              --- 0.5%

FOREIGN BANKS
    500,000 KFW                                                          408,029
            Global Notes
            5.000% July 4, 2011
                                                                        $408,029

TOTAL DENMARK              --- 0.5%                                     $408,029

EUROPEAN COMMUNITY --- 3.5%

FOREIGN BANKS
  3,300,000 European Investment Bank                                   2,840,017
            Senior Unsubordinated Notes
            5.625% October 15, 2010
                                                                      $2,840,017

TOTAL EUROPEAN COMMUNITY --- 3.5%                                     $2,840,017

EUROPEAN COMMUNITY   --- 1.8%

FOREIGN BANKS
  1,500,000 European Bank for Reconstruction & Development             1,492,245
            Senior Unsubordinated Notes
            5.375% June 15, 2006
                                                                      $1,492,245

TOTAL EUROPEAN COMMUNITY   --- 1.8%                                   $1,492,245

FRANCE               --- 15.6%

FINANCIAL SERVICES
  4,000,000 CIE Financement Foncier                                    3,498,151
            Mortgage Secured Bonds
            6.125% February 23, 2015
  4,700,000 Caisse Nationale des Autoroutes                            3,513,896
            Unsubordinated Debentures
            4.375% May 19, 2014
                                                                      $7,012,047

FOREIGN GOVERNMENTS
    700,000 Government of France                                         570,041
            Global Bonds
            5.500% April 25, 2029
  6,000,000 Government of France                                       5,108,046
            Treasury Notes
            4.500% July 12, 2003
                                                                      $5,678,087

TOTAL FRANCE               --- 15.6%                                 $12,690,134

ITALY                --- 4.6%

FOREIGN GOVERNMENTS
    500,000 Buoni Poliennali del Tes                                     460,593
            Debentures
            6.750% July 1, 2007
    100,000 Buoni Poliennali del Tes                                      83,940
            Bonds
            4.000% October 1, 2003
  2,400,000 Buoni Poliennali del Tes                                   1,934,921
            Bonds
            4.500% May 1, 2009
  1,540,000 Buoni Poliennali del Tes                                   1,299,853
            Treasury Bonds
            6.000% May 1, 2031
                                                                      $3,779,307

TOTAL ITALY                --- 4.6%                                   $3,779,307

JAPAN                --- 4.9%

FOREIGN BANKS
450,000,000 Export-Import Bank of Japan                                3,989,637
            Foreign Government Guaranteed Notes
            2.875% July 28, 2005
                                                                      $3,989,637

TOTAL JAPAN                --- 4.9%                                   $3,989,637

SPAIN                --- 2.8%

FOREIGN GOVERNMENTS
  2,700,000 Bonos Y Oblig del Estado                                   2,241,219
            Bonds
            3.000% January 31, 2003
                                                                      $2,241,219

TOTAL SPAIN                --- 2.8%                                   $2,241,219

SWEDEN               --- 3.8%

FOREIGN GOVERNMENTS
 30,400,000 Kingdom of Sweden                                          3,073,362
            Debentures
            6.750% May 5, 2014
                                                                      $3,073,362

TOTAL SWEDEN               --- 3.8%                                   $3,073,362

UNITED KINGDOM       --- 4.8%

FOREIGN GOVERNMENTS
  1,800,000 United Kingdom Treasury                                    2,643,919
            Treasury Bonds
            8.000% June 10, 2003
    300,000 United Kingdom Treasury                                      534,995
            Treasury Bonds
            8.000% December 7, 2015
    500,000 United Kingdom Treasury                                      751,018
            Treasury Bonds
            6.250% November 25, 2010
                                                                      $3,929,932

TOTAL UNITED KINGDOM       --- 4.8%                                   $3,929,932

UNITED STATES        --- 28.8%

AGENCY
120,000,000 Fannie Mae                                                 1,034,317
            UNSECURED GLOBAL NOTES
            1.750% March 26, 2008
    900,000 Freddie Mac                                                  779,388
            GLOBAL SENIOR NOTES
            5.750% September 15, 2010
  1,750,000 Freddie Mac                                                1,481,698
            GLOBAL SENIOR NOTES
            4.500% March 15, 2004
                                                                      $3,295,403

FINANCIAL SERVICES
  1,300,000 Citigroup Inc                                              1,124,047
            Senior Notes
            6.125% October 1, 2010
                                                                      $1,124,047

MEDICAL PRODUCTS
260,000,000 Pfizer Inc                                                 2,100,305
            Bonds
            .800% March 18, 2008
                                                                      $2,100,305

MISCELLANEOUS
472,000,000 GE Financial Assurance Holdings                            3,806,049
            Notes
            1.600% June 20, 2011
                                                                      $3,806,049

U.S. GOVERNMENTS
  4,650,000 United States of America                                   5,182,890
            INFLATION INDEXED BONDS
            3.875% January 15, 2009
  6,991,000 United States of America                                   7,963,168
            Treasury Bonds
            7.250% May 15, 2016
                                                                     $13,146,058

TOTAL UNITED STATES        --- 28.8%                                 $23,471,862

TOTAL BONDS --- 98.5%                                                $80,125,216
(Cost $83,581,038)

SHORT-TERM INVESTMENTS

UNITED STATES        --- 1.5%

FINANCIAL SERVICES
  1,253,000 Morgan Stanley & Co Inc (Repurchase Agreement)             1,253,000
                                                                      $1,253,000

TOTAL UNITED STATES        --- 1.5%                                   $1,253,000

TOTAL SHORT-TERM INVESTMENTS --- 1.5%                                 $1,253,000
(Cost $1,253,000)

TOTAL GLOBAL BOND PORTFOLIO --- 100.0%                               $81,378,216
(Cost $84,834,038)


The Maxim Series Fund

INVESCO ADR Portfolio

COMMON STOCK

AUSTRALIA            --- 3.9%

FOREIGN BANKS
     38,000 National Australia Bank Ltd sponsored ADR                  3,361,480
                                                                      $3,361,480

GOLD, METALS & MINING
     17,000 Rio Tinto Ltd sponsored ADR                                1,179,593
                                                                      $1,179,593

TOTAL AUSTRALIA            --- 3.9%                                   $4,541,073

BRAZIL               --- 1.1%

OIL & GAS
     50,000 Petroleo Brasileiro SA ADR                                 1,300,000
                                                                      $1,300,000

TOTAL BRAZIL               --- 1.1%                                   $1,300,000

FRANCE               --- 8.0%

FOREIGN BANKS
    250,000 Societe Generale sponsored ADR                             2,960,875
                                                                      $2,960,875

INSURANCE RELATED
     60,000 AXA sponsored ADR                                          1,690,200
                                                                      $1,690,200

MISCELLANEOUS
     30,000 Vivendi Universal SA                                       1,740,000
                                                                      $1,740,000

OIL & GAS
     40,000 Total Fina Elf sponsored ADR                               2,808,000
                                                                      $2,808,000

TOTAL FRANCE               --- 8.0%                                   $9,199,075

GERMANY              --- 5.5%

CHEMICALS
     45,000 BASF AG sponsored ADR                                      1,773,000
     45,000 Bayer AG sponsored ADR                                     1,752,395
                                                                      $3,525,395

COMPUTER SOFTWARE & SERVICES
     35,082 SAP AG sponsored ADR                                       1,231,027
                                                                      $1,231,027

FOREIGN BANKS
     23,000 Deutsche Bank AG sponsored ADR                             1,643,357
                                                                      $1,643,357

TOTAL GERMANY              --- 5.5%                                   $6,399,779

ITALY                --- 4.9%

FOREIGN BANKS
     45,000 San Paolo-IMI SpA sponsored ADR                            1,173,600
                                                                      $1,173,600

OIL & GAS
     30,000 Eni SpA sponsored ADR                                      1,851,000
                                                                      $1,851,000

TELEPHONE & TELECOMMUNICATIONS
     30,000 Telecom Italia SpA sponsored ADR                           2,640,000
                                                                      $2,640,000

TOTAL ITALY                --- 4.9%                                   $5,664,600

JAPAN                --- 22.9%

AUTOMOBILES
     20,000 Honda Motor Co Ltd sponsored ADR                           1,759,800
     20,000 Toyota Motor Corp sponsored ADR                            1,409,000
                                                                      $3,168,800

ELECTRONIC INSTRUMENTS & EQUIP
     15,000 Hitachi Ltd sponsored ADR                                  1,484,850
     32,000 Kyocera Corp sponsored ADR                                 2,850,880
     35,000 Sony Corp sponsored ADR                                    2,303,000
     30,000 TDK Corp sponsored ADR*                                    1,431,000
                                                                      $8,069,730

FOREIGN BANKS
    225,000 Mitsubishi Tokyo Financial Group Inc ADR*                  1,903,500
                                                                      $1,903,500

OFFICE EQUIPMENT & SUPPLIES
     75,000 Canon Inc sponsored ADR                                    3,090,000
                                                                      $3,090,000

PHARMACEUTICALS
     50,000 Eisai Co Ltd sponsored ADR                                 1,120,550
                                                                      $1,120,550

PHOTOGRAPHY/IMAGING
     75,000 Fuji Photo Film Co Ltd ADR                                 3,262,500
                                                                      $3,262,500

RETAIL
     35,000 Ito-Yokado Co Ltd sponsored ADR                            1,610,000
                                                                      $1,610,000

TELEPHONE & TELECOMMUNICATIONS
     80,000 Nippon Telegraph & Telephone Corp sponsored ADR            2,128,000
                                                                      $2,128,000

TOYS
     90,000 Nintendo Co Ltd ADR                                        2,074,725
                                                                      $2,074,725

TOTAL JAPAN                --- 22.9%                                 $26,427,805

KOREA                --- 1.9%

ELECTRIC COMPANIES
    120,800 Korea Electric Power Corp sponsored ADR                    1,147,600
                                                                      $1,147,600

TELEPHONE & TELECOMMUNICATIONS
     50,000 Korea Telecom Corp sponsored ADR                           1,099,000
                                                                      $1,099,000

TOTAL KOREA                --- 1.9%                                   $2,246,600

MEXICO               --- 1.5%

TELEPHONE & TELECOMMUNICATIONS
     50,000 Telefonos de Mexico SA sponsored ADR Class L               1,754,500
                                                                      $1,754,500

TOTAL MEXICO               --- 1.5%                                   $1,754,500

NETHERLANDS          --- 10.2%

ELECTRONIC INSTRUMENTS & EQUIP
    115,000 Koninklijke Philips Electronics NV NY Shrs                 3,039,450
                                                                      $3,039,450

FOOD & BEVERAGES
     55,000 Unilever NV NY Shrs                                        3,276,350
                                                                      $3,276,350

FOREIGN BANKS
    125,000 ABN AMRO Holding NV sponsored ADR                          2,366,250
     47,000 ING Groep NV sponsored ADR                                 3,095,890
                                                                      $5,462,140

TOTAL NETHERLANDS          --- 10.2%                                 $11,777,940

NORWAY               --- 1.0%

OIL & GAS
    161,501 Statoil ASA sponsored ADR*                                 1,190,262
                                                                      $1,190,262

TOTAL NORWAY               --- 1.0%                                   $1,190,262

PORTUGAL             --- 1.5%

TELEPHONE & TELECOMMUNICATIONS
    250,000 Portugal Telecom SGPS SA sponsored ADR                     1,727,500
                                                                      $1,727,500

TOTAL PORTUGAL             --- 1.5%                                   $1,727,500

SPAIN                --- 4.3%

ELECTRIC COMPANIES
    185,000 Endesa SA sponsored ADR                                    2,937,800
                                                                      $2,937,800

OIL & GAS
    125,000 Repsol YPF SA sponsored ADR                                2,082,500
                                                                      $2,082,500

TOTAL SPAIN                --- 4.3%                                   $5,020,300

SWITZERLAND          --- 9.6%

CHEMICALS
    125,002 Syngenta AG ADR*                                           1,350,022
                                                                      $1,350,022

FOOD & BEVERAGES
     70,000 Nestle SA sponsored ADR                                    3,719,365
                                                                      $3,719,365

INSURANCE RELATED
     80,000 Zurich Financial  Services AG ADR                          2,728,464
                                                                      $2,728,464

PHARMACEUTICALS
     90,000 Novartis AG ADR                                            3,253,500
                                                                      $3,253,500

TOTAL SWITZERLAND          --- 9.6%                                  $11,051,351

UNITED KINGDOM       --- 22.1%

AIRLINES
     35,000 British Airways PLC sponsored ADR                          1,712,200
                                                                      $1,712,200

BROADCAST/MEDIA
     45,000 Carlton Communications PLC sponsored ADR                   1,084,500
                                                                      $1,084,500

ELECTRIC COMPANIES
     30,000 PowerGen PLC sponsored ADR                                 1,215,000
     65,000 Scottish Power PLC ADR                                     1,898,000
                                                                      $3,113,000

FOOD & BEVERAGES
     60,000 Diageo PLC sponsored ADR                                   2,637,000
                                                                      $2,637,000

FOREIGN BANKS
     51,734 Abbey National PLC sponsored ADR                           1,795,672
     47,000 HSBC Holdings PLC sponsored ADR                            2,815,300
                                                                      $4,610,972

GOLD, METALS & MINING
    125,000 Corus Group PLC sponsored ADR                              1,052,500
                                                                      $1,052,500

OIL & GAS
     35,000 BP Amoco PLC sponsored ADR                                 1,744,750
     50,000 Shell Transport & Trading Co PLC ADR                       2,517,000
                                                                      $4,261,750

PHARMACEUTICALS
     55,040 Glaxosmithkline PLC ADR                                    3,093,248
                                                                      $3,093,248

RETAIL
     60,000 Marks & Spencer PLC sponsored ADR                          1,308,786
                                                                      $1,308,786

TELEPHONE & TELECOMMUNICATIONS
     41,600 British Telecommunications PLC sponsored ADR               2,689,440
                                                                      $2,689,440

TOTAL UNITED KINGDOM       --- 22.1%                                 $25,563,396

TOTAL COMMON STOCK --- 98.5%                                        $113,864,181
(Cost $124,280,285)

SHORT-TERM INVESTMENTS

UNITED STATES        --- 1.5%

FINANCIAL SERVICES
  1,776,000 Morgan Stanley & Co Inc (Repurchase Agreement)             1,776,000
                                                                      $1,776,000

TOTAL UNITED STATES        --- 1.5%                                   $1,776,000

TOTAL SHORT-TERM INVESTMENTS --- 1.5%                                 $1,776,000
(Cost $1,776,000)

TOTAL INVESCO ADR PORTFOLIO --- 100.0%                              $115,640,181
(Cost $126,056,285)


The Maxim Series Fund

Index European Portfolio

COMMON STOCK

AUSTRIA              --- 0.2%

BUILDING MATERIALS
        987 Wienerberger Baustoffindustrie                                16,712
                                                                         $16,712

ELECTRIC COMPANIES
        136 EVN AG                                                         4,249
        294 Oest Elektrizatswirts Class A                                 24,392
                                                                         $28,641

FOREIGN BANKS
        550 Erste Bank der Oesterreichischen Sparkassen  AG               27,398
                                                                         $27,398

GOLD, METALS & MINING
        514 Voest-Alpine Stahl AG                                         15,622
                                                                         $15,622

OIL & GAS
        384 OMV AG                                                        32,184
                                                                         $32,184

TELEPHONE & TELECOMMUNICATIONS
      4,100 Telekom Austria AG*                                           25,165
                                                                         $25,165

TOBACCO
        480 Austria Tabakwerke AG                                         33,525
                                                                         $33,525

TOTAL AUSTRIA              --- 0.2%                                     $179,247

BELGIUM              --- 1.2%

ELECTRIC COMPANIES
      1,161 Electrabel SA                                                229,213
                                                                        $229,213

FINANCIAL SERVICES
     15,650 Fortis (B)                                                   377,605
                                                                        $377,605

FOOD & BEVERAGES
      4,792 Interbrew                                                    128,198
                                                                        $128,198

FOREIGN BANKS
     20,730 Dexia*                                                       328,887
      2,546 KBC Bancassurance Holding NV                                  90,529
                                                                        $419,416

INVESTMENT BANK/BROKERAGE FIRM
      1,656 Almanij NV                                                    56,780
                                                                         $56,780

OIL & GAS
      1,965 Groupe Bruxelles Lambert                                     110,128
                                                                        $110,128

TOTAL BELGIUM              --- 1.2%                                   $1,321,340

DENMARK              --- 1.1%

FOOD & BEVERAGES
        501 Carlsberg A/S Class A*                                        18,231
        407 Carlsberg A/S Class B*                                        17,032
                                                                         $35,263

FOREIGN BANKS
     21,782 Danske Bank A/S                                              391,353
                                                                        $391,353

MANUFACTURING
      2,959 Vestas Wind Systems A/S                                      137,957
                                                                        $137,957

MEDICAL PRODUCTS
        845 William Demant A/S*                                           23,542
                                                                         $23,542

PHARMACEUTICALS
      1,956 H Lundbeck A/S*                                               55,606
      6,893 Novo Nordisk A/S*                                            304,910
                                                                        $360,516

TELEPHONE & TELECOMMUNICATIONS
      5,766 GN Store Nord A/S                                             51,798
      4,613 Tele Danmark A/S                                             166,286
                                                                        $218,084

TRANSPORTATION
          5 A/S Dampskibsselskabet Svendborg Class B                      44,917
          6 D/S 1912                                                      41,619
                                                                         $86,536

TOTAL DENMARK              --- 1.1%                                   $1,253,251

FINLAND              --- 2.8%

PAPER & FOREST PRODUCTS
     15,616 Stora Enso OYJ Class R                                       169,222
                                                                        $169,222

TELEPHONE & TELECOMMUNICATIONS
    132,007 Nokia OYJ                                                  2,991,738
                                                                      $2,991,738

TOTAL FINLAND              --- 2.8%                                   $3,160,960

FRANCE               --- 14.5%

COMPUTER SOFTWARE & SERVICES
      3,517 Cap Gemini  SA                                               256,064
                                                                        $256,064

COSMETICS & PERSONAL CARE
      9,425 L'Oreal SA                                                   608,414
                                                                        $608,414

ELECTRIC COMPANIES
     30,985 Vivendi Universal SA                                       1,806,066
                                                                      $1,806,066

ELECTRONICS - SEMICONDUCTOR
     18,529 STMicroelectronics NV                                        643,153
                                                                        $643,153

FOOD & BEVERAGES
      4,224 Groupe Danone                                                579,676
     10,220 LVMH (Louis Vuitton Moet Hennessy)                           514,809
                                                                      $1,094,485

FOREIGN BANKS
     12,594 Banque Nationale de Paris                                  1,096,062
     12,005 Societe Generale                                             710,932
                                                                      $1,806,994

INSURANCE RELATED
     47,260 AXA*                                                       1,346,347
                                                                      $1,346,347

OIL & GAS
     20,835 Total Fina Elf                                             2,917,476
                                                                      $2,917,476

PHARMACEUTICALS
     21,999 Aventis SA                                                 1,756,277
     10,212 Sanofi-Synthelabo SA                                         670,025
                                                                      $2,426,302

RETAIL
     19,600 Carrefour SA                                               1,037,085
      3,302 Pinault-Printemps-Redoute SA                                 478,026
                                                                      $1,515,111

TELEPHONE & TELECOMMUNICATIONS
     34,380 Alcatel                                                      718,921
      9,821 France Telecom SA                                            468,104
                                                                      $1,187,025

WATER
     28,503 Suez SA*                                                     916,964
      3,904 Vivendi Environnement                                        164,298
                                                                      $1,081,262

TOTAL FRANCE               --- 14.5%                                 $16,688,699

GERMANY              --- 10.5%

AUTOMOBILES
      8,840 Bayerische Motoren Werke AG                                  291,125
     28,520 DaimlerChrysler AG (registered)                            1,308,661
                                                                      $1,599,786

CHEMICALS
     17,241 BASF AG                                                      675,805
     20,443 Bayer AG                                                     796,124
                                                                      $1,471,929

COMPUTER SOFTWARE & SERVICES
      6,629 SAP AG                                                       914,213
                                                                        $914,213

ELECTRONICS - SEMICONDUCTOR
      5,293 Infineon Technologies AG                                     124,125
                                                                        $124,125

FOREIGN BANKS
     11,102 Bayerische Hypo-Und Vereinsbank AG                           548,899
     17,293 Deutsche Bank AG (registered)                              1,235,637
                                                                      $1,784,536

INSURANCE RELATED
      5,186 Allianz AG                                                 1,522,175
      2,471 Muenchener Rueckver AG (registered)                          693,481
                                                                      $2,215,656

MANUFACTURING
     25,143 Siemans AG                                                 1,521,954
                                                                      $1,521,954

MISCELLANEOUS
     21,429 Veba AG                                                    1,113,906
                                                                      $1,113,906

TELEPHONE & TELECOMMUNICATIONS
     59,056 Deutsche Telekom AG (registered)                           1,332,915
                                                                      $1,332,915

TOTAL GERMANY              --- 10.5%                                 $12,079,020

GREECE               --- 0.7%

BUILDING MATERIALS
      1,000 Titan Cement Co SA*                                           32,628
                                                                         $32,628

CONTAINERS
        245 MJ Maillis SA*                                                 1,489
                                                                          $1,489

FOOD & BEVERAGES
      2,690 Coca Cola Hellenic Bottling Co SA                             31,245
                                                                         $31,245

FOREIGN BANKS
      5,147 Alpha Bank SA                                                108,065
      4,558 Bank of Piraues                                               49,315
      1,740 Commercial Bank of Greece                                     62,724
      6,233 EFG Eurobank                                                  78,942
      1,900 ETBA SA*                                                       7,946
         90 NIBID SA*                                                        846
      4,861 National Bank of Greece SA                                   143,954
                                                                        $451,792

GOLD, METALS & MINING
        210 Aluminum of Greece SA                                          5,991
                                                                          $5,991

INSURANCE RELATED
        800 Interamerican SA*                                             13,573
                                                                         $13,573

MISCELLANEOUS
      3,423 Viohalco*                                                     31,819
                                                                         $31,819

OIL & GAS
      3,118 Hellenic Petroleum SA                                         17,052
                                                                         $17,052

PRINTING & PUBLISHING
      1,090 Lambrakis Press SA                                             6,312
                                                                          $6,312

TELEPHONE & TELECOMMUNICATIONS
      1,800 Cosmote SA*                                                   16,153
      6,963 Hellenic Telecommunications Organization SA*                  91,017
      1,570 Intracom SA*                                                  22,835
      5,623 Panafon Hellenic Telecom SA                                   30,372
                                                                        $160,377

TRANSPORTATION
      2,860 Attica Enterprises Holding SA*                                19,370
                                                                         $19,370

WATER
        910 Athens Water Supply & Sewage Co SA*                            5,732
                                                                          $5,732

TOTAL GREECE               --- 0.7%                                     $777,380

IRELAND              --- 1.3%

AIRLINES
      9,754 Ryanair Holding PLC*                                         101,157
                                                                        $101,157

ENGINEERING & CONSTRUCTION
     14,400 CRH PLC*                                                     241,383
                                                                        $241,383

FOREIGN BANKS
     24,786 Allied Irish Banks PLC*                                      276,987
     28,172 Bank of Ireland*                                             279,050
                                                                        $556,037

HEALTH CARE RELATED
      8,859 Elan Corp PLC*                                               547,502
                                                                        $547,502

TELEPHONE & TELECOMMUNICATIONS
     48,187 Eircom PLC*                                                   53,034
                                                                         $53,034

TOTAL IRELAND              --- 1.3%                                   $1,499,113

ITALY                --- 5.1%

BROADCAST/MEDIA
     16,783 Mediaset SpA                                                 141,232
                                                                        $141,232

ELECTRIC COMPANIES
    137,286 Enel SpA                                                     419,577
                                                                        $419,577

FOREIGN BANKS
    124,186 Banca Intesa SpA                                             438,417
     29,910 Istituto Bancario San Paolo di Tornio                        383,372
    106,612 UnCredito Italiano SpA                                       457,607
                                                                      $1,279,396

INSURANCE RELATED
     10,155 Alleanza Assicurazioni                                       107,121
     35,191 Assicurazioni Generali SpA                                 1,057,641
                                                                      $1,164,762

OIL & GAS
     85,270 Eni SpA*                                                   1,039,524
                                                                      $1,039,524

PRINTING & PUBLISHING
     91,897 Seat Pagine Gialle SpA*                                       94,527
                                                                         $94,527

TELEPHONE & TELECOMMUNICATIONS
    206,009 Olivetti SpA                                                 364,511
    117,517 Telecom Italia Mobile SpA                                    598,929
     73,379 Telecom Italia SpA                                           658,500
     29,170 Telecom Italia SpA RNC                                       139,282
                                                                      $1,761,222

TOTAL ITALY                --- 5.1%                                   $5,900,240

NETHERLANDS          --- 8.5%

AEROSPACE & DEFENSE
      9,130 European Aeronautic Defence & Space Co                       168,116
                                                                        $168,116

ELECTRONIC INSTRUMENTS & EQUIP
     36,895 Koninklijke Philips Electronics NV                           977,977
                                                                        $977,977

FOOD & BEVERAGES
     16,033 Unilever NV                                                  961,006
                                                                        $961,006

FOREIGN BANKS
     42,625 ABN AMRO Holding NV                                          800,756
     27,575 ING Groep NV                                               1,802,234
                                                                      $2,602,990

INSURANCE RELATED
     29,545 Aegon NV                                                     831,676
                                                                        $831,676

OIL & GAS
     60,382 Royal Dutch Petroleum Co                                   3,475,097
                                                                      $3,475,097

RETAIL
     23,197 Koninklijke Ahold NV                                         726,627
                                                                        $726,627

TOTAL NETHERLANDS          --- 8.5%                                   $9,743,489

NORWAY               --- 0.7%

FOOD & BEVERAGES
      6,146 Orkla ASA                                                    111,256
                                                                        $111,256

FOREIGN BANKS
     10,941 DNB Holding ASA                                               47,463
      1,307 Gjensidige NOR Sparebank*                                     37,169
                                                                         $84,632

HOMEBUILDING
      2,706 Norske Skogindustrier ASA Rights                              41,014
                                                                         $41,014

INSURANCE RELATED
      8,287 Storebrand ASA                                                59,029
                                                                         $59,029

MANUFACTURING
      5,539 Norsk Hydro ASA                                              234,651
      5,152 Tomra Systems ASA                                             81,122
                                                                        $315,773

OIL & GAS
     11,878 Statoil ASA*                                                  87,788
                                                                         $87,788

TELEPHONE & TELECOMMUNICATIONS
     14,816 Telenor A/S                                                   61,099
                                                                         $61,099

TRANSPORTATION
      1,300 Bergesen dy ASA Series A                                      23,672
        700 Bergesen dy ASA Series B                                      12,072
                                                                         $35,744

TOTAL NORWAY               --- 0.7%                                     $796,335

PORTUGAL             --- 0.6%

ELECTRIC COMPANIES
     61,263 Electricidade de Portugal SA                                 146,260
                                                                        $146,260

FOREIGN BANKS
     64,313 Banco Comercial Portugues SA*                                239,568
      1,223 Banco Espirito Santo SA  Bonus Rights                         16,722
                                                                        $256,290

MANUFACTURING
      2,400 Cimpor Cimentos de Portugal                                   46,529
                                                                         $46,529

RETAIL
     38,983 Sonae SGPS SA*                                                28,383
                                                                         $28,383

TELEPHONE & TELECOMMUNICATIONS
     33,893 Portugal Telecom SGPS SA*                                    236,434
                                                                        $236,434

TOTAL PORTUGAL             --- 0.6%                                     $713,896

SPAIN                --- 4.4%

ELECTRIC COMPANIES
     29,997 Endesa SA                                                    478,450
                                                                        $478,450

FOREIGN BANKS
     89,926 Banco Bilbao Vizcaya Argentaria SA                         1,163,287
    128,340 Banco Santander Central Hispano                            1,162,583
                                                                      $2,325,870

OIL & GAS
     34,655 Repsol YPF SA                                                572,109
                                                                        $572,109

TELEPHONE & TELECOMMUNICATIONS
    131,480 Telefonica SA*                                             1,620,688
                                                                      $1,620,688

TOTAL SPAIN                --- 4.4%                                   $4,997,117

SWEDEN               --- 3.0%

COMMUNICATIONS - EQUIPMENT
    203,723 Ericsson LM Class B                                        1,113,557
                                                                      $1,113,557

FOREIGN BANKS
     11,249 ForeningsSparbanken AB*                                      130,209
     82,591 Nordea AB                                                    470,414
     19,049 Skandinaviska Enskilda Banken*                               181,121
     18,382 Svenska Handelsbanken AB Class A                             262,590
                                                                      $1,044,334

HEAVY TRUCKS & PARTS
      3,654 Volvo AB Class A                                              53,373
      8,451 Volvo AB Class B                                             126,547
                                                                        $179,920

HOUSEHOLD GOODS
     10,062 Electrolux AB Series B                                       139,116
                                                                        $139,116

INSURANCE RELATED
     28,954 Skandia Forsakrings AB                                       265,989
                                                                        $265,989

INVESTMENT BANK/BROKERAGE FIRM
      8,775 Investor AB Class A                                          114,067
     12,773 Investor AB Class B                                          162,517
                                                                        $276,584

RETAIL
     15,565 Hennes & Mauritz AB Class B                                  266,676
                                                                        $266,676

TELEPHONE & TELECOMMUNICATIONS
     25,568 Telia AB                                                     129,186
                                                                        $129,186

TOTAL SWEDEN               --- 3.0%                                   $3,415,362

SWITZERLAND          --- 9.4%

FINANCIAL SERVICES
     12,421 UBS AG                                                     1,779,364
                                                                      $1,779,364

FOOD & BEVERAGES
     11,092 Nestle SA*                                                 2,357,243
                                                                      $2,357,243

FOREIGN BANKS
      8,442 Credit Suisse Group (registered)*                          1,387,823
                                                                      $1,387,823

INSURANCE RELATED
      2,350 Zurich Financial Services AG                                 801,419
                                                                        $801,419

PHARMACEUTICALS
     81,219 Novartis AG*                                               2,939,247
     19,806 Roche Holding AG*                                          1,426,913
      1,809 Roche Holding AG Bearer*                                     147,437
                                                                      $4,513,597

TOTAL SWITZERLAND          --- 9.4%                                  $10,839,446

UNITED KINGDOM       --- 36.1%

AEROSPACE & DEFENSE
     42,630 BAE Systems PLC                                              204,146
                                                                        $204,146

BROADCAST/MEDIA
     26,560 British Sky Broadcasting Group PLC                           255,501
     22,602 Pearson PLC                                                  372,549
     39,639 Reuters Group PLC                                            514,557
                                                                      $1,142,607

ELECTRIC COMPANIES
     41,981 National Grid Group PLC                                      309,380
     52,375 Scottish Power PLC                                           385,243
                                                                        $694,623

FINANCIAL SERVICES
     40,893 Anglo American PLC                                           612,502
                                                                        $612,502

FOOD & BEVERAGES
     57,788 Cadbury Schweppes PLC                                        389,704
     96,223 Diageo PLC                                                 1,055,559
     81,221 Unilever PLC                                                 684,233
                                                                      $2,129,496

FOREIGN BANKS
     39,898 Abbey National PLC                                           698,601
     36,949 Bank of Scotland                                             417,280
     46,708 Barclays PLC                                               1,432,045
    262,879 HSBC Holdings PLC                                          3,114,832
     62,824 Halifax Group PLC                                            726,284
    155,150 Lloyds TSB Group PLC                                       1,552,514
     75,814 Royal Bank of Scotland Group PLC                           1,670,811
     31,960 Standard Chartered PLC                                       409,481
                                                                     $10,021,848

GOLD, METALS & MINING
     29,562 Rio Tinto PLC                                                524,689
                                                                        $524,689

INSURANCE RELATED
     62,993 CGNU PLC                                                     870,873
    145,826 Legal & General Group PLC                                    330,707
     56,235 Prudential PLC                                               680,955
                                                                      $1,882,535

INVESTMENT BANK/BROKERAGE FIRM
     17,191 3I Group PLC                                                 257,731
                                                                        $257,731

OIL & GAS
    636,267 BP Amoco PLC                                               5,230,371
    277,382 Shell Transport & Trading Co PLC                           2,305,550
                                                                      $7,535,921

PHARMACEUTICALS
     49,697 AstraZeneca Group PLC                                      2,315,584
    175,100 Glaxosmithkline PLC*                                       4,907,975
                                                                      $7,223,559

RETAIL
    193,852 Tesco PLC                                                    699,305
                                                                        $699,305

SPECIALIZED SERVICES
     61,374 Compass Group PLC*                                           491,140
     31,900 WPP Group PLC                                                314,049
                                                                        $805,189

TELEPHONE & TELECOMMUNICATIONS
    240,191 British Telecommunications PLC                             1,509,989
     14,918 COLT Telecom Group PLC*                                      103,225
     79,287 Cable & Wireless PLC                                         466,387
     78,854 Marconi PLC                                                  280,578
  1,912,166 Vodafone AirTouch PLC                                      4,235,600
                                                                      $6,595,779

TOBACCO
     46,417 British American Tobacco PLC*                                352,517
                                                                        $352,517

UTILITIES
     99,635 BG Group PLC                                                 392,705
    110,404 Centrica PLC                                                 352,856
                                                                        $745,561

TOTAL UNITED KINGDOM       --- 36.1%                                 $41,428,008

TOTAL COMMON STOCK --- 100.0%                                       $114,792,903
(Cost $131,806,982)

PREFERRED STOCK

GREECE               --- 0.0%

FOREIGN BANKS
        100 NIBID SA*                                                      1,055
                                                                          $1,055

TOTAL GREECE               --- 0.0%                                       $1,055

TOTAL PREFERRED STOCK --- 0.0%                                            $1,055
(Cost $2,948)

TOTAL INDEX EUROPEAN PORTFOLIO --- 100.0%                           $114,793,958
(Cost $131,809,930)


The Maxim Series Fund

Index Pacific Portfolio

COMMON STOCK

AUSTRALIA            --- 10.6%

BROADCAST/MEDIA
    115,012 News Corp Ltd                                              1,052,987
      9,750 Publishing & Broadcasting Ltd                                 44,982
                                                                      $1,097,969

FINANCIAL SERVICES
     31,781 Lend Lease Corp Ltd                                          202,656
                                                                        $202,656

FOOD & BEVERAGES
    143,824 Foster's Brewing Group Ltd                                   400,462
                                                                        $400,462

FOREIGN BANKS
    111,317 Australia & New Zealand Banking Group Ltd                    956,093
     92,280 Commonwealth Bank of Australia                             1,601,207
    113,645 National Australia Bank Ltd                                2,024,008
    129,484 Westpac Banking Corp Ltd                                     951,204
                                                                      $5,532,512

GOLD, METALS & MINING
    139,898 BHP Billiton Ltd*                                            757,023
    131,347 BHP Ltd                                                      693,402
     27,958 Rio Tinto Ltd                                                484,974
     81,904 WMC Ltd                                                      398,676
                                                                      $2,334,075

INSURANCE RELATED
     81,527 AMP Ltd                                                      911,035
                                                                        $911,035

MISCELLANEOUS
     17,200 Brambles Industries Ltd                                      419,487
                                                                        $419,487

OIL & GAS
     37,400 Woodside Petroleum Ltd                                       312,028
                                                                        $312,028

RETAIL
     86,879 Coles Myer Ltd                                               278,985
     76,022 Woolworths Ltd                                               424,895
                                                                        $703,880

TELEPHONE & TELECOMMUNICATIONS
    141,100 Cable & Wireless Optus Ltd*                                  265,981
    168,200 Telstra Corp Ltd                                             459,788
                                                                        $725,769

TOTAL AUSTRALIA            --- 10.6%                                 $12,639,873

HONG KONG            --- 8.4%

COMPUTER SOFTWARE & SERVICES
    825,010 Pacific Century CyberWorks Ltd*                              235,342
                                                                        $235,342

ELECTRIC COMPANIES
    139,800 CLP Holdings Ltd                                             586,092
                                                                        $586,092

FOREIGN BANKS
     57,200 Hang Seng Bank Ltd                                           586,674
                                                                        $586,674

INVESTMENT BANK/BROKERAGE FIRM
     51,000 Henderson Land Development Co Ltd                            226,234
                                                                        $226,234

MISCELLANEOUS
     82,000 Citic Pacific Ltd                                            253,888
    236,700 Hutchison Whampoa Ltd                                      2,389,790
                                                                      $2,643,678

REAL ESTATE
    129,000 Cheung Kong Holdings Ltd                                   1,405,787
    134,157 Sun Hung Kai Properties Ltd                                1,208,288
                                                                      $2,614,075

SPECIALIZED SERVICES
     70,000 Swire Pacific Ltd Series A                                   362,569
     90,000 Swire Pacific Ltd Series B*                                   64,616
                                                                        $427,185

TELEPHONE & TELECOMMUNICATIONS
    413,000 China Mobile Ltd*                                          2,181,515
    281,000 China Unicom Ltd*                                            489,955
                                                                      $2,671,470

TOTAL HONG KONG            --- 8.4%                                   $9,990,750

JAPAN                --- 76.5%

AIRLINES
     44,000 Japan Airlines                                               141,469
                                                                        $141,469

AUTO PARTS & EQUIPMENT
     48,000 Bridgestone Corp                                             502,245
     33,000 DENSO Corp                                                   629,731
                                                                      $1,131,976

AUTOMOBILES
     54,000 Honda Motor Co Ltd                                         2,372,675
    144,000 Nissan Motor Co Ltd                                          994,099
    205,500 Toyota Motor Corp                                          7,233,365
                                                                     $10,600,139

BROADCAST/MEDIA
         16 Fuji Television Network Inc                                   91,982
        370 Nippon Television Network Corp                                89,593
                                                                        $181,575

BUILDING MATERIALS
     66,000 Asahi Glass Co Ltd                                           548,236
                                                                        $548,236

CHEMICALS
     81,000 Asashi Kasei Corp                                            340,314
     23,000 Shin-Etsu Chemical Co Ltd                                    844,612
     91,000 Sumitomo Chemical Co                                         410,784
                                                                      $1,595,710

COMPUTER HARDWARE & SYSTEMS
    109,000 Fujitsu Ltd                                                1,144,885
      2,000 Itochu Techno-Science Corp                                   227,710
      9,900 TDK Corp                                                     461,185
                                                                      $1,833,780

COMPUTER SOFTWARE & SERVICES
     18,849 Softbank Corp                                                618,124
                                                                        $618,124

COSMETICS & PERSONAL CARE
     45,000 Kao Corp                                                   1,118,505
                                                                      $1,118,505

DISTRIBUTORS
     87,000 Mitsubishi Corp                                              701,050
     87,000 Mitsui & Co Ltd                                              585,255
     60,000 Sumitomo Corp                                                419,981
                                                                      $1,706,286

ELECTRIC COMPANIES
     41,300 Chubu Electric Power Co Inc                                  877,526
     54,900 Kansai Electric Power Co Inc                                 930,993
    100,100 Tokyo Electric Power Co Inc                                2,592,391
                                                                      $4,400,910

ELECTRONIC INSTRUMENTS & EQUIP
      5,600 Advantest Corp                                               479,987
      9,000 Fanuc Ltd                                                    448,124
    248,000 Hitachi Ltd                                                2,435,856
      2,320 Keyence Corp                                                 460,391
     14,100 Kyocera Corp                                               1,243,586
    115,000 Matsushita Electric Industrial Co Ltd                      1,799,872
    120,000 Mitsubishi Electric Corp                                     594,612
     18,100 Murata Manufacturing Co Ltd                                1,203,087
    122,000 NEC Corp                                                   1,648,252
    105,000 Sanyo Electric Co Ltd                                        663,406
     13,000 Secom Co Ltd                                                 725,465
     63,000 Sharp Corp                                                   858,724
     68,220 Sony Corp                                                  4,485,279
     42,000 Sumitomo Electric Industries Ltd                             476,171
    240,000 Toshiba Corp                                               1,268,121
                                                                     $18,790,933

ELECTRONICS - SEMICONDUCTOR
      8,700 Rohm Co Ltd                                                1,351,876
      9,800 Tokyo Electron Ltd                                           593,249
                                                                      $1,945,125

FINANCIAL SERVICES
      6,100 Orix Corp                                                    593,273
      4,600 Promise Co Ltd                                               379,153
      5,500 Takefuji Corp                                                499,639
                                                                      $1,472,065

FOOD & BEVERAGES
     36,000 Ajinomoto Co                                                 386,209
     55,000 Kirin Brewery Co Ltd                                         467,888
                                                                        $854,097

FOREIGN BANKS
    105,000 Asahi Bank Ltd                                               227,309
        213 Mitsubishi Tokyo Financial Group*                          1,776,138
        272 Mizuho Holdings Inc                                        1,264,913
    208,200 Sumitomo Mitsui Banking Corp                               1,719,419
     54,000 Sumitomo Trust & Banking Co Ltd                              339,881
        141 UFJ Holdings Inc*                                            758,587
                                                                      $6,086,247

GOLD, METALS & MINING
    374,000 Nippon Steel Corp                                            566,758
                                                                        $566,758

HARDWARE & TOOLS
     27,000 Matsushita Electric Works*                                   312,171
                                                                        $312,171

INSURANCE RELATED
     86,000 Tokio Marine & Fire Insurance Co Ltd                         803,319
                                                                        $803,319

INVESTMENT BANK/BROKERAGE FIRM
     99,000 Daiwa Securities Group Inc                                 1,035,880
    138,000 Nikko Securities Co Ltd                                    1,105,372
    145,000 Nomura Securities Co Ltd                                   2,778,624
     25,000 Yamaichi Securities Co Ltd @*                                      0
                                                                      $4,919,876

LEISURE & ENTERTAINMENT
      3,000 Oriental Land Co Ltd                                         222,739
                                                                        $222,739

MACHINERY
      4,000 SMC Corp                                                     428,159
                                                                        $428,159

MANUFACTURING
     36,000 Furukawa Electric Co Ltd                                     287,203
    249,000 Mitsubishi Heavy Industries Ltd                            1,135,993
                                                                      $1,423,196

MEDICAL PRODUCTS
      6,500 Hoya Corp                                                    411,722
                                                                        $411,722

OFFICE EQUIPMENT & SUPPLIES
     65,000 Canon Inc                                                  2,626,684
     38,000 Ricoh Co Ltd                                                 819,596
                                                                      $3,446,280

PERSONAL LOANS
      5,500 ACOM Co Ltd                                                  485,528
                                                                        $485,528

PHARMACEUTICALS
     18,000 Fujisawa Pharmaceutical Co Ltd                               406,992
     25,000 Sankyo Co Ltd                                                451,010
     13,000 Taisho Pharmaceutical Co Ltd                                 244,428
     50,000 Takeda Chemical Industries Ltd                             2,325,208
     27,000 Yamanouchi Pharmaceutical Co Ltd                             757,697
                                                                      $4,185,335

PHOTOGRAPHY/IMAGING
     38,000 Fuji Photo Film Co Ltd                                     1,639,192
                                                                      $1,639,192

PRINTING & PUBLISHING
     42,000 Dai Nippon Printing Co Ltd                                   512,540
                                                                        $512,540

RAILROADS
         84 Central Japan Railway Co                                     521,969
        224 East Japan Railway Co                                      1,293,137
        112 West Japan Railway Co                                        607,056
                                                                      $2,422,162

REAL ESTATE
     73,000 Mitsubishi Estate Co Ltd                                     671,352
     60,000 Mitsui Fudosan                                               646,568
                                                                      $1,317,920

RETAIL
      2,965 Fast Retailing Co Ltd                                        515,880
     23,000 Ito-Yokado Co Ltd                                          1,060,375
     17,000 Jusco Co*                                                    374,840
    108,000 Nippon Oil Co                                                609,622
     25,000 Seven - Eleven Japan Co Ltd                                  976,187
                                                                      $3,536,904

TELEPHONE & TELECOMMUNICATIONS
         18 Japan Telecom Co Ltd                                         373,797
        238 KDDI                                                       1,110,616
      5,600 Matsushita Communication Industrial Co Ltd                   255,035
         84 NTT Data Corp                                                457,986
        297 NTT DoCoMo Inc                                             5,167,499
        241 Nippon Telegraph & Telephone Corp                          1,256,013
                                                                      $8,620,946

TOBACCO
         60 Japan Tobacco Inc                                            413,727
                                                                        $413,727

TOYS
      7,900 Nintendo Co Ltd                                            1,437,861
                                                                      $1,437,861

TRANSPORTATION
     24,000 Yamato Transport Co Ltd                                      503,207
                                                                        $503,207

UTILITIES
    158,000 Tokyo Gas Co                                                 480,131
                                                                        $480,131

TOTAL JAPAN                --- 76.5%                                 $91,114,850

NEW ZEALAND          --- 0.4%

AIRLINES
     23,452 Auckland Internatinal Airport Ltd                             35,816
                                                                         $35,816

BIOTECHNOLOGY
     21,609 Rubicon Ltd*                                                   6,079
                                                                          $6,079

BROADCAST/MEDIA
     11,534 Sky Network Television Ltd*                                   15,761
                                                                         $15,761

ELECTRIC COMPANIES
     21,594 Contact Energy Ltd                                            26,036
                                                                         $26,036

PAPER & FOREST PRODUCTS
     65,000 Carter Holt Harvey Ltd                                        44,410
                                                                         $44,410

PRINTING & PUBLISHING
     11,600 Independent Newspapers Ltd                                    17,949
                                                                         $17,949

RETAIL
     11,346 Warehouse Group Ltd                                           24,852
                                                                         $24,852

TELEPHONE & TELECOMMUNICATIONS
    137,726 Telecom Corp of New Zealand Ltd                              311,632
                                                                        $311,632

TOTAL NEW ZEALAND          --- 0.4%                                     $482,535

SINGAPORE            --- 3.0%

AIRLINES
     46,000 Singapore Airlines Ltd                                       318,112
                                                                        $318,112

ELECTRONICS - SEMICONDUCTOR
     41,000 Chartered Semiconductor Manufacturing Ltd*                   102,613
                                                                        $102,613

ENGINEERING & CONSTRUCTION
    106,000 Singapore Technologies Engineering Ltd                       150,099
                                                                        $150,099

FOREIGN BANKS
     68,000 DBS Group Holdings Ltd                                       500,110
     96,000 Oversea-Chinese Banking Corp Ltd                             627,003
     56,000 Overseas Union Bank Ltd                                      290,450
     76,000 United Overseas Bank Ltd                                     479,693
                                                                      $1,897,256

PRINTING & PUBLISHING
     27,000 Singapore Press Holdings Ltd                                 296,378
                                                                        $296,378

REAL ESTATE
    188,000 Capitaland Ltd                                               257,958
     60,000 City Developments Ltd                                        232,162
                                                                        $490,120

TELEPHONE & TELECOMMUNICATIONS
    345,000 Singapore Telecommunications Ltd                             359,769
                                                                        $359,769

TOTAL SINGAPORE            --- 3.0%                                   $3,614,347

THAILAND             --- 0.0%

TELEPHONE & TELECOMMUNICATIONS
     17,905 TelecomAsia Corp Public Co Ltd (rights) @*                         0
                                                                              $0

TOTAL THAILAND             --- 0.0%                                          $00

TOTAL COMMON STOCK --- 99.0%                                        $117,842,355
(Cost $143,399,252)

PREFERRED STOCK

AUSTRALIA            --- 1.0%

BROADCAST/MEDIA
    148,973 News Corp Ltd (vtg)                                        1,193,682
                                                                      $1,193,682

TOTAL AUSTRALIA            --- 1.0%                                   $1,193,682

TOTAL PREFERRED STOCK --- 1.0%                                        $1,193,682
(Cost $1,393,368)

TOTAL INDEX PACIFIC PORTFOLIO --- 100.0%                            $119,036,037
(Cost $144,792,620)


The Maxim Series Fund

Templeton International Equity Portfolio

BONDS

FRANCE               --- 0.4%

INSURANCE RELATED
    483,450 Axa SA #                                                     420,421
            Convertible
            2.500% January 1, 2014
                                                                        $420,421

TOTAL FRANCE               --- 0.4%                                     $420,421

TOTAL BONDS --- 0.4%                                                    $420,421
(Cost $546,879)

COMMON STOCK

AUSTRALIA            --- 2.8%

FOREIGN BANKS
    222,830 Australia & New Zealand Banking Group Ltd                  1,913,870
                                                                      $1,913,870

HEALTH CARE RELATED
    269,000 Mayne Nickless Ltd*                                          881,579
                                                                        $881,579

TOTAL AUSTRALIA            --- 2.8%                                   $2,795,449

BERMUDA              --- 2.4%

INSURANCE RELATED
     39,600 ACE Ltd                                                    1,547,964
     10,400 XL Capital Ltd Class A                                       853,840
                                                                      $2,401,804

TOTAL BERMUDA              --- 2.4%                                   $2,401,804

BRAZIL               --- 1.3%

GOLD, METALS & MINING
     33,740 Companhia Vale do Rio Doce sponsored ADR                     782,768
                                                                        $782,768

TELEPHONE & TELECOMMUNICATIONS
     31,600 Tele Norte Leste Participacoes SA ADR*                       482,216
                                                                        $482,216

TOTAL BRAZIL               --- 1.3%                                   $1,264,984

CANADA               --- 3.1%

OIL & GAS
     90,800 Husky Energy Inc                                             970,464
                                                                        $970,464

TRANSPORTATION
     37,000 Canadian National Railway Co                               1,497,457
                                                                      $1,497,457

UTILITIES
     49,800 TransCanada PipeLines Ltd                                    615,281
                                                                        $615,281

TOTAL CANADA               --- 3.1%                                   $3,083,202

CHILE                --- 1.0%

FOOD & BEVERAGES
      9,100 Embotelladora Andina SA ADR Class B                           98,735
                                                                         $98,735

TELEPHONE & TELECOMMUNICATIONS
     64,860 Compania de Telecomunicaciones de Chile SA sponsored ADR*    913,229
                                                                        $913,229

TOTAL CHILE                --- 1.0%                                   $1,011,964

FINLAND              --- 1.5%

PAPER & FOREST PRODUCTS
    140,900 Stora Enso OYJ Class R                                     1,526,860
                                                                      $1,526,860

TOTAL FINLAND              --- 1.5%                                   $1,526,860

FRANCE               --- 7.2%

AUTO PARTS & EQUIPMENT
     43,100 Compagnie Generale des Etablissements Michelin Class B     1,363,574
     25,600 Valeo SA                                                   1,033,583
                                                                      $2,397,157

INSURANCE RELATED
     38,920 Axa*                                                       1,108,756
                                                                      $1,108,756

MACHINERY
     41,597 Alstom*                                                    1,157,198
                                                                      $1,157,198

OIL & GAS
      6,842 Total Fina Elf                                               958,069
                                                                        $958,069

PHARMACEUTICALS
     19,453 Aventis SA                                                 1,553,018
                                                                      $1,553,018

TELEPHONE & TELECOMMUNICATIONS
      5,297 Alcatel                                                      110,766
                                                                        $110,766

TOTAL FRANCE               --- 7.2%                                   $7,284,964

GERMANY              --- 5.7%

AUTOMOBILES
     17,900 Volkswagen AG                                                836,509
                                                                        $836,509

CHEMICALS
     33,400 Bayer AG                                                   1,300,716
                                                                      $1,300,716

FOREIGN BANKS
     12,800 Deutsche Bank AG (registered)                                914,599
                                                                        $914,599

MISCELLANEOUS
     28,898 Veba AG                                                    1,502,154
                                                                      $1,502,154

TRANSPORTATION
     74,800 Deutsche Post AG*                                          1,184,190
                                                                      $1,184,190

TOTAL GERMANY              --- 5.7%                                   $5,738,168

HONG KONG            --- 4.6%

ELECTRIC COMPANIES
    188,400 CLP Holdings Ltd                                             789,841
        200 Hongkong Electric Holdings Ltd                                   769
                                                                        $790,610

FOREIGN BANKS
     90,461 HSBC Holdings PLC                                          1,069,889
                                                                      $1,069,889

INVESTMENT BANK/BROKERAGE FIRM
    932,000 Peregrine Investments Holdings Ltd @*                              0
                                                                              $0

MISCELLANEOUS
    101,255 Hutchison Whampoa Ltd                                      1,022,299
                                                                      $1,022,299

REAL ESTATE
    161,000 Cheung Kong Holdings Ltd                                   1,754,510
                                                                      $1,754,510

TOTAL HONG KONG            --- 4.6%                                   $4,637,308

IRELAND              --- 2.4%

HEALTH CARE RELATED
     39,450 Elan Corp PLC sponsored ADR*                               2,406,451
                                                                      $2,406,451

TOTAL IRELAND              --- 2.4%                                   $2,406,451

ITALY                --- 3.0%

FOREIGN BANKS
    316,880 Banca Nazionale del Lavoro                                   992,601
                                                                        $992,601

OIL & GAS
    103,200 Eni SpA*                                                   1,258,115
                                                                      $1,258,115

TELEPHONE & TELECOMMUNICATIONS
    155,600 Telecom Italia SpA RNC                                       742,963
                                                                        $742,963

TOTAL ITALY                --- 3.0%                                   $2,993,679

JAPAN                --- 9.4%

COMPUTER HARDWARE & SYSTEMS
     68,000 Fujitsu Ltd                                                  714,240
                                                                        $714,240

ELECTRONIC INSTRUMENTS & EQUIP
    125,000 Hitachi Ltd                                                1,227,750
     63,000 NEC Corp                                                     851,147
     13,400 Sony Corp                                                    881,013
    162,000 Toshiba Corp                                                 855,981
                                                                      $3,815,891

INSURANCE RELATED
     15,000 Yasuda Fire & Marine Insurance*                               93,209
                                                                         $93,209

INVESTMENT BANK/BROKERAGE FIRM
     53,000 Nomura Securities Co Ltd                                   1,015,635
                                                                      $1,015,635

MACHINERY
    250,000 Komatsu Ltd                                                1,146,568
                                                                      $1,146,568

TELEPHONE & TELECOMMUNICATIONS
        151 Nippon Telegraph & Telephone Corp                            786,963
                                                                        $786,963

TRANSPORTATION
    172,000 Nippon Express Co Ltd                                        776,427
                                                                        $776,427

WATER
     84,000 Kurita Water Industries Ltd                                1,155,741
                                                                      $1,155,741

TOTAL JAPAN                --- 9.4%                                   $9,504,674

KOREA                --- 2.0%

ELECTRIC COMPANIES
     67,300 Korea Electric Power Corp sponsored ADR                      639,350
                                                                        $639,350

ELECTRONIC INSTRUMENTS & EQUIP
     10,300 Samsung Electronics*                                         784,448
                                                                        $784,448

TELEPHONE & TELECOMMUNICATIONS
     26,500 Korea Telecom Corp sponsored ADR                             582,470
                                                                        $582,470

TOTAL KOREA                --- 2.0%                                   $2,006,268

MEXICO               --- 3.0%

AIRLINES
     49,600 Grupo Aeroportuario del Sureste SA de CV*                    927,520
                                                                        $927,520

PAPER & FOREST PRODUCTS
    464,000 Kimberly-Clark de Mexico SA de CV                          1,381,661
                                                                      $1,381,661

TELEPHONE & TELECOMMUNICATIONS
     20,400 Telefonos de Mexico SA sponsored ADR Class L                 715,836
                                                                        $715,836

TOTAL MEXICO               --- 3.0%                                   $3,025,017

NETHERLANDS          --- 6.4%

AIR FREIGHT
     35,223 TNT Post Group NV                                            735,058
                                                                        $735,058

CHEMICALS
     30,060 Akzo Nobel NV                                              1,272,440
                                                                      $1,272,440

ELECTRONIC INSTRUMENTS & EQUIP
     45,822 Koninklijke Philips Electronics NV                         1,214,606
                                                                      $1,214,606

FOREIGN BANKS
     25,030 ING Groep NV                                               1,635,899
                                                                      $1,635,899

PRINTING & PUBLISHING
     58,400 Wolters Kluwer NV                                          1,569,766
                                                                      $1,569,766

TOTAL NETHERLANDS          --- 6.4%                                   $6,427,769

NEW ZEALAND          --- 1.2%

PAPER & FOREST PRODUCTS
    994,500 Carter Holt Harvey Ltd                                       679,472
                                                                        $679,472

TELEPHONE & TELECOMMUNICATIONS
    230,400 Telecom Corp of New Zealand Ltd                              521,325
                                                                        $521,325

TOTAL NEW ZEALAND          --- 1.2%                                   $1,200,797

PHILIPPINES          --- 0.4%

TELEPHONE & TELECOMMUNICATIONS
     28,700 Philippine Long Distance Telephone Co sponsored ADR          403,235
                                                                        $403,235

TOTAL PHILIPPINES          --- 0.4%                                     $403,235

PORTUGAL             --- 0.5%

TELEPHONE & TELECOMMUNICATIONS
     71,700 Portugal Telecom SGPS SA*                                    500,178
     71,700 Portugal Telecom SGPS SA Bonus Rights*                         9,712
                                                                        $509,890

TOTAL PORTUGAL             --- 0.5%                                     $509,890

SPAIN                --- 4.6%

ELECTRIC COMPANIES
    102,200 Iberdrola SA                                               1,310,816
                                                                      $1,310,816

FOREIGN BANKS
     36,600 Banco Popular Espanol SA                                   1,279,394
                                                                      $1,279,394

OIL & GAS
     82,630 Repsol YPF SA                                              1,364,114
                                                                      $1,364,114

TELEPHONE & TELECOMMUNICATIONS
     17,521 Telefonica SA*                                               652,482
                                                                        $652,482

TOTAL SPAIN                --- 4.6%                                   $4,606,806

SWEDEN               --- 2.7%

FINANCIAL SERVICES
    224,860 Nordea AB                                                  1,291,270
                                                                      $1,291,270

FOREIGN BANKS
     61,120 Svenska Handelsbanken AB Class A                             873,111
                                                                        $873,111

HEAVY TRUCKS & PARTS
     35,400 Volvo AB Class B                                             530,086
                                                                        $530,086

TOTAL SWEDEN               --- 2.7%                                   $2,694,467

SWITZERLAND          --- 2.0%

INSURANCE RELATED
        599 Swiss Re (registered)                                      1,197,000
      2,254 Zurich Financial Services AG                                 768,680
                                                                      $1,965,680

TOTAL SWITZERLAND          --- 2.0%                                   $1,965,680

UNITED KINGDOM       --- 17.2%

AEROSPACE & DEFENSE
    294,000 BAE Systems PLC                                            1,407,905
    376,700 Rolls-Royce PLC                                            1,235,737
                                                                      $2,643,642

AIRLINES
    132,634 British Airways PLC                                          641,685
                                                                        $641,685

CHEMICALS
    168,915 Imperial Chemical Industries PLC                             990,634
                                                                        $990,634

ELECTRIC COMPANIES
    207,110 Innogy Holdings PLC                                          634,989
    207,110 International Power PLC*                                     873,110
     43,689 PowerGen PLC                                                 441,784
                                                                      $1,949,883

ELECTRONIC INSTRUMENTS & EQUIP
    436,400 Chubb PLC                                                  1,015,761
                                                                      $1,015,761

ENGINEERING & CONSTRUCTION
    148,906 Hanson PLC                                                 1,092,133
                                                                      $1,092,133

FOOD & BEVERAGES
    237,360 Unilever PLC                                               1,999,600
                                                                      $1,999,600

INSURANCE RELATED
    169,000 Old Mutual PLC                                               387,421
                                                                        $387,421

MANUFACTURING
    153,170 Invensys PLC                                                 290,815
                                                                        $290,815

MEDICAL PRODUCTS
    195,070 Nycomed Amersham PLC                                       1,412,884
                                                                      $1,412,884

OIL & GAS
    123,100 Shell Transport & Trading Co PLC                           1,023,186
                                                                      $1,023,186

RETAIL
    177,800 J Sainsbury PLC*                                           1,108,382
    321,100 Marks & Spencer PLC                                        1,183,179
                                                                      $2,291,561

TELEPHONE & TELECOMMUNICATIONS
    158,500 Cable & Wireless PLC                                         932,339
                                                                        $932,339

TRANSPORTATION
    615,600 Stagecoach Holdings PLC                                      681,802
                                                                        $681,802

TOTAL UNITED KINGDOM       --- 17.2%                                 $17,353,346

TOTAL COMMON STOCK --- 84.2%                                         $84,842,782
(Cost $84,492,982)

PREFERRED STOCK

AUSTRALIA            --- 1.2%

BROADCAST/MEDIA
    148,631 News Corp Ltd (vtg)                                        1,190,941
                                                                      $1,190,941

TOTAL AUSTRALIA            --- 1.2%                                   $1,190,941

TOTAL PREFERRED STOCK --- 1.2%                                        $1,190,941
(Cost $750,454)

SHORT-TERM INVESTMENTS

UNITED STATES        --- 14.2%

AGENCY
  1,500,000 Fannie Mae                                                 1,497,207
    500,000 Fannie Mae                                                   498,649
  1,000,000 Fannie Mae                                                   996,450
  2,200,000 Freddie Mac                                                2,197,266
  1,500,000 Freddie Mac                                                1,499,197
  1,200,000 Freddie Mac                                                1,197,839
  1,700,000 Freddie Mac                                                1,697,025
                                                                      $9,583,633

FINANCIAL SERVICES
  4,689,000 Morgan Stanley & Co Inc (Repurchase Agreement)             4,689,000
                                                                      $4,689,000

TOTAL UNITED STATES        --- 14.2%                                 $14,272,633

TOTAL SHORT-TERM INVESTMENTS --- 14.2%                               $14,272,633
(Cost $14,272,633)

TOTAL TEMPLETON INTERNATIONAL EQUITY PORTFOLIO --- 100.0%           $100,726,777
(Cost $100,062,948)


The Maxim Series Fund

Ariel MidCap Value Portfolio

COMMON STOCK

CHEMICALS --- 2.5%
     40,400 Avery Dennison Corp                                        2,062,420
                                                                      $2,062,420

COMPUTER SOFTWARE & SERVICES --- 7.3%
     96,400 Equifax Inc                                                3,535,952
      3,099 Per-Se Technologies Inc (wts) @*                                   0
     81,600 SunGard Data Systems Inc*                                  2,448,816
                                                                      $5,984,768

FINANCIAL SERVICES --- 11.5%
     46,900 Franklin Resources Inc                                     2,146,613
     69,300 MBIA Inc                                                   3,858,624
     65,525 MBNA Corp                                                  2,159,049
     34,600 T Rowe Price Group Inc                                     1,293,694
                                                                      $9,457,980

FOOD & BEVERAGES --- 5.5%
     36,100 Bob Evans Farms Inc                                          649,800
     73,300 McCormick & Co Inc (nonvtg)                                3,080,066
     63,300 PepsiAmericas Inc                                            841,890
                                                                      $4,571,756

HOTELS/MOTELS --- 2.7%
     72,900 Carnival Corp                                              2,238,030
                                                                      $2,238,030

HOUSEHOLD GOODS --- 6.7%
     53,100 Clorox Co                                                  1,797,435
     34,100 Fortune Brands Inc                                         1,308,076
    110,950 Leggett & Platt Inc                                        2,444,229
                                                                      $5,549,740

INSURANCE RELATED --- 3.6%
     35,700 XL Capital Ltd Class A                                     2,930,970
                                                                      $2,930,970

LEISURE & ENTERTAINMENT --- 1.7%
     22,300 International Game Technology*                             1,399,325
                                                                      $1,399,325

MEDICAL PRODUCTS --- 6.5%
    109,600 Apogent Techologies Inc*                                   2,696,160
     49,600 Bausch & Lomb Inc                                          1,797,504
     42,600 Sybron Dental Specialties Inc*                               872,874
                                                                      $5,366,538

MISCELLANEOUS --- 1.9%
     69,000 Energizer Holdings Inc*                                    1,583,550
                                                                      $1,583,550

OFFICE EQUIPMENT & SUPPLIES --- 6.0%
    100,600 Herman Miller Inc                                          2,434,520
     60,400 Pitney Bowes Inc                                           2,544,048
                                                                      $4,978,568

PRINTING & PUBLISHING --- 9.7%
     27,300 Houghton Mifflin Co                                        1,636,089
     82,500 Lee Enterprises Inc                                        2,722,500
     45,400 McClatchy Co Class A                                       1,775,140
     46,800 Tribune Co                                                 1,872,468
                                                                      $8,006,197

REAL ESTATE --- 3.9%
    111,725 Rouse Co REIT                                              3,200,921
                                                                      $3,200,921

RETAIL --- 2.9%
     31,200 Neiman Marcus Group Inc*                                     967,200
     57,200 Toys R Us Inc*                                             1,415,700
                                                                      $2,382,900

SPECIALIZED SERVICES --- 15.7%
    165,800 Cendant Corp*                                              3,233,100
     74,800 Dun & Bradstreet Corp*                                     2,109,360
     45,900 H&R Block Inc                                              2,962,845
     81,100 Harte-Hanks Inc                                            2,008,036
     28,000 Interpublic Group of Cos Inc                                 821,800
    148,700 ServiceMaster Co                                           1,784,400
                                                                     $12,919,541

TELEPHONE & TELECOMMUNICATIONS --- 3.7%
    100,700 CenturyTel Inc                                             3,051,210
                                                                      $3,051,210

TOYS --- 4.2%
    236,900 Hasbro Inc                                                 3,423,205
                                                                      $3,423,205

TOTAL COMMON STOCK --- 96.0%                                         $79,107,619
(Cost $70,683,276)

SHORT-TERM INVESTMENTS

FINANCIAL SERVICES --- 4.0%
  3,322,000 Morgan Stanley & Co Inc (Repurchase Agreement)             3,322,000
                                                                      $3,322,000

TOTAL SHORT-TERM INVESTMENTS --- 4.0%                                 $3,322,000
(Cost $3,322,000)

TOTAL ARIEL MIDCAP VALUE PORTFOLIO --- 100.0%                        $82,429,619
(Cost $74,005,276)


The Maxim Series Fund

Ariel Small-Cap Value Portfolio

COMMON STOCK

CHEMICALS --- 0.9%
    185,400 RPM Inc                                                    1,705,680
                                                                      $1,705,680

COMMUNICATIONS - EQUIPMENT --- 1.9%
    109,400 Anixter International Inc*                                 3,358,580
                                                                      $3,358,580

ELECTRONIC INSTRUMENTS & EQUIP --- 1.6%
    110,700 Littelfuse Inc*                                            2,965,653
                                                                      $2,965,653

FINANCIAL SERVICES --- 3.1%
    101,600 MBIA Inc                                                   5,657,088
                                                                      $5,657,088

FOOD & BEVERAGES --- 9.0%
    318,150 Bob Evans Farms Inc                                        5,726,700
     87,700 JM Smucker Co                                              2,280,200
    193,200 McCormick & Co Inc (nonvtg)                                8,118,264
                                                                     $16,125,164

HOUSEHOLD GOODS --- 5.7%
    265,300 Leggett & Platt Inc                                        5,844,559
    113,200 Libbey Inc                                                 4,495,172
                                                                     $10,339,731

INSURANCE RELATED --- 8.3%
    200,600 HCC Insurance Holdings Inc                                 4,914,700
    296,800 Horace Mann Educators Corp                                 6,396,040
     18,150 Markel Corp*                                               3,566,475
                                                                     $14,877,215

LEISURE & ENTERTAINMENT --- 1.4%
     40,700 International Game Technology*                             2,553,925
                                                                      $2,553,925

MANUFACTURING --- 12.6%
    201,900 Brady Corp Class A                                         7,294,647
    162,562 Graco Inc                                                  5,364,546
    158,200 IDEX Corp                                                  5,378,800
     63,500 Matthews International Corp Class A                        2,791,936
     95,900 Oneida Ltd                                                 1,949,647
                                                                     $22,779,576

MEDICAL PRODUCTS --- 7.8%
    138,700 Bausch & Lomb Inc                                          5,026,488
    135,100 Invacare Corp                                              5,218,913
    183,700 Sybron Dental Specialties Inc*                             3,764,013
                                                                     $14,009,414

MISCELLANEOUS --- 8.7%
    542,600 American Greetings Corp Class A                            5,968,600
    378,500 Dial Corp                                                  5,393,625
    187,400 Energizer Holdings Inc*                                    4,300,830
                                                                     $15,663,055

OFFICE EQUIPMENT & SUPPLIES --- 3.5%
    126,786 General Binding Corp*                                      1,343,932
    206,200 Herman Miller Inc                                          4,990,040
                                                                      $6,333,972

PHOTOGRAPHY/IMAGING --- 0.4%
     16,100 Zebra Technologies Corp Class A*                             790,832
                                                                        $790,832

PRINTING & PUBLISHING --- 4.7%
    254,600 Lee Enterprises Inc                                        8,401,800
                                                                      $8,401,800

REAL ESTATE --- 4.3%
    269,000 Rouse Co REIT                                              7,706,850
                                                                      $7,706,850

RETAIL --- 3.4%
    123,800 Longs Drug Stores Corp                                     2,667,890
    111,700 Neiman Marcus Group Inc*                                   3,462,700
                                                                      $6,130,590

SPECIALIZED SERVICES --- 10.4%
     43,500 Department 56 Inc*                                           332,775
      9,380 Grey Global Group Inc                                      6,237,700
    658,400 ServiceMaster Co                                           7,900,799
    119,400 Valassis Communications Inc*                               4,274,520
                                                                     $18,745,794

TEXTILES --- 0.9%
    220,300 Interface Inc                                              1,652,250
                                                                      $1,652,250

TOYS --- 3.9%
    485,050 Hasbro Inc                                                 7,008,973
                                                                      $7,008,973

TOTAL COMMON STOCK --- 92.6%                                        $166,806,142
(Cost $149,219,776)

SHORT-TERM INVESTMENTS

AGENCY --- 2.2%
    300,000 Fannie Mae                                                   299,902
    700,000 Fannie Mae                                                   698,108
    200,000 Federal Home Loan Bank                                       199,766
  1,500,000 Freddie Mac                                                1,497,362
  1,300,000 Freddie Mac                                                1,298,384
                                                                      $3,993,522

FINANCIAL SERVICES --- 4.8%
  8,730,000 Morgan Stanley & Co Inc (Repurchase Agreement)             8,729,999
                                                                      $8,729,999

FOREIGN BANKS --- 0.3%
    575,000 International Bank for Reconstruction and  Development       574,814
                                                                        $574,814

TOTAL SHORT-TERM INVESTMENTS --- 7.4%                                $13,298,335
(Cost $13,298,335)

TOTAL ARIEL SMALL-CAP VALUE PORTFOLIO --- 100.0%                    $180,104,477
(Cost $162,518,111)


The Maxim Series Fund

Bond Index Portfolio

BONDS

AEROSPACE & DEFENSE --- 0.8%
  1,400,000 Northrop Grumman Corp                                      1,494,864
            Notes
            8.625% October 15, 2004
                                                                      $1,494,864

AGENCY --- 36.8%
    364,013 Fannie Mae                                                   372,203
            Pool #124654
            7.000% December 1, 2007
  2,148,880 Fannie Mae                                                 2,185,131
            Pool #510483
            7.000% August 1, 2014
  1,504,539 Fannie Mae                                                 1,565,653
            Pool #124562
            8.000% November 1, 2022
    292,059 Fannie Mae                                                   303,283
            Pool #323102
            8.000% December 1, 2012
    600,000 Fannie Mae                                                   596,346
            5.750% February 15, 2008
  1,990,212 Fannie Mae                                                 2,030,017
            Pool #303845
            7.000% May 1, 2011
  4,295,821 Fannie Mae                                                 4,232,715
            Pool #489505
            6.500% July 1, 2029
    922,059 Fannie Mae                                                   926,374
            Pool #252805
            7.000% October 1, 2029
    600,000 Fannie Mae                                                   599,718
            Notes
            4.750% November 14, 2003
  1,377,825 Fannie Mae                                                 1,391,603
            Pool #313567
            6.500% November 1, 2009
  2,296,899 Fannie Mae                                                 2,212,189
            Pool #323821
            6.000% July 1, 2029
  1,001,322 Fannie Mae                                                   964,393
            Pool #303826
            6.000% March 1, 2026
    878,712 Fannie Mae                                                   848,502
            Pool 486700
            5.500% March 1, 2014
  1,627,060 Fannie Mae                                                 1,634,675
            Pool #252771
            7.000% June 1, 2022
  2,602,373 Fannie Mae                                                 2,661,733
            Pool #323688
            7.500% March 1, 2029
    899,239 Fannie Mae                                                   903,448
            Pool #504712
            7.000% July 1, 2029
  2,729,645 Fannie Mae                                                 2,691,266
            Pool #323427
            6.500% November 1, 2028
    136,697 Fannie Mae                                                   141,950
            Pool #323265
            8.000% June 1, 2012
  2,088,435 Fannie Mae                                                 2,066,903
            Pool #214037
            6.500% December 1, 2023
    600,000 Fannie Mae                                                   612,372
            AGENCY NOTES
            5.750% April 15, 2003
  1,456,273 Fannie Mae                                                 1,402,799
            Pool #323715
            6.000% May 1, 2029
    600,000 Fannie Mae                                                   603,936
            6.000% May 15, 2008
  2,837,452 Fannie Mae                                                 2,805,531
            Pool #323322
            6.000% October 1, 2013
    600,000 Federal Home Loan Bank                                       605,346
            Global Notes
            5.125% September 15, 2003
    500,000 Federal Home Loan Bank                                       502,345
            4.875% January 22, 2002
    600,000 Freddie Mac                                                  571,218
            GLOBAL REFERENCE NOTES
            5.125% October 15, 2008
    422,983 Freddie Mac                                                  418,225
            Pool #E63038
            6.000% February 1, 2011
  1,928,655 Freddie Mac                                                1,901,538
            Pool #C29179
            6.500% July 1, 2029
    733,251 Freddie Mac                                                  725,919
            Pool #E20199
            6.000% September 1, 2010
    484,565 Freddie Mac                                                  466,088
            Pool #C26896
            6.000% April 1, 2029
  1,364,008 Freddie Mac                                                1,344,830
            Gold Pool #C30347
            6.500% August 1, 2029
  1,000,000 Freddie Mac                                                1,043,280
            Global Notes
            6.700% January 5, 2007
  1,982,938 Freddie Mac                                                1,910,575
            Gold Pool #N30755
            6.000% March 1, 2031
  2,347,935 Freddie Mac                                                2,400,763
            Gold Pool #G00702
            7.500% May 1, 2027
  2,469,538 Freddie Mac                                                2,478,799
            Gold Pool #E82615
            6.500% March 1, 2016
  1,000,000 Freddie Mac                                                1,016,250
            Global Notes
            5.950% January 19, 2006
    752,304 Freddie Mac                                                  768,049
            Gold Pool #C01033
            7.500% August 1, 2030
  2,980,007 Freddie Mac                                                2,938,108
            Gold Pool #C25252
            6.500% April 1, 2029
  1,684,270 Freddie Mac                                                1,715,850
            Gold Pool #E00870
            7.000% August 1, 2015
     66,683 Ginnie Mae                                                    69,376
            Pool #316037
            8.000% December 15, 2006
     71,286 Ginnie Mae                                                    72,355
            Pool # 345300
            7.000% March 15, 2023
    290,057 Ginnie Mae                                                   297,851
            Pool #340847
            7.500% November 15, 2025
     92,198 Ginnie Mae                                                    95,921
            Pool #323073
            8.000% April 15, 2007
  1,784,895 Ginnie Mae                                                 1,765,368
            Pool #490201
            6.500% June 15, 2029
     51,653 Ginnie Mae                                                    53,738
            Pool #312963
            8.000% August 15, 2006
  1,203,927 Ginnie Mae                                                 1,234,399
            Pool #502858
            7.500% November 15, 2029
  1,134,090 Ginnie Mae                                                 1,149,683
            Pool #780189
            7.000% July 15, 2025
     72,916 Ginnie Mae                                                    75,861
            Pool #312989
            8.000% January 15, 2007
    412,694 Ginnie Mae                                                   418,884
            Pool #343591
            7.000% February 15, 2023
  2,297,925 Ginnie Mae                                                 2,358,958
            Pool #780936
            7.500% December 15, 2028
    526,396 Ginnie Mae                                                   569,160
            Pool #780398
            9.000% April 15, 2021
    506,753 Ginnie Mae                                                   520,370
            Pool #408165
            7.500% December 15, 2025
    456,000 Ginnie Mae                                                   468,252
            Pool #413320
            7.500% September 15, 2025
    205,310 Ginnie Mae                                                   208,390
            Pool # 344196
            7.000% January 15, 2023
  1,581,604 Ginnie Mae                                                 1,624,165
            Pool #513364
            7.500% August 15, 2029
     60,104 Ginnie Mae                                                    62,531
            Pool #321871
            8.000% March 15, 2007
    129,144 Ginnie Mae                                                   134,696
            Pool # 323133
            8.000% June 15, 2007
    415,609 Ginnie Mae                                                   449,373
            Pool #192881
            9.000% January 15, 2017
  1,126,815 Ginnie Mae II                                              1,151,120
            Pool #002853
            7.500% December 20, 2029
                                                                     $67,340,374

AUTOMOBILES --- 0.6%
  1,200,000 Ford Motor Co                                              1,043,796
            Bonds
            6.625% October 1, 2028
                                                                      $1,043,796

BANKS --- 1.3%
  2,300,000 Wells Fargo & Co                                           2,393,748
            Subordinated Notes
            6.875% April 1, 2006
                                                                      $2,393,748

BROADCAST/MEDIA --- 0.7%
  1,300,000 News America Inc                                           1,261,728
            Senior Notes
            6.625% January 9, 2008
                                                                      $1,261,728

CANADIAN - FEDERAL --- 0.6%
  1,000,000 Government of Canada                                       1,050,060
            Bonds
            6.750% August 28, 2006
                                                                      $1,050,060

CANADIAN - PROVINCIAL --- 1.3%
  1,300,000 Province of Ontario                                        1,384,942
            Bonds
            7.625% June 22, 2004
  1,000,000 Province of Quebec                                           961,880
            Senior Unsubordinated Notes
            5.750% February 15, 2009
                                                                      $2,346,822

COMMERCIAL MORTGAGE BACKED --- 2.7%
    880,541 Commercial Mortgage Acceptance Corp                          901,445
            Series 1999-C1 Class A1
            6.790% August 15, 2008
  1,000,000 DLJ Commercial Mortgage Corp                               1,044,220
            Series 1999-CG3 Class A1B
            7.340% September 10, 2009
  1,000,000 Merrill Lynch Mortgage Investors Inc                         997,331
            Series 1998-C2 Class A2
            6.390% February 15, 2030
  2,000,000 Morgan Stanley Capital I                                   2,054,231
            Series 1999-CAM1 Class A3
            6.920% March 15, 2032
                                                                      $4,997,227

ELECTRIC COMPANIES --- 1.2%
  1,300,000 Niagara Mohawk Power Corp                                  1,210,196
            1st Mortgage
            7.875% April 1, 2024
  1,000,000 Tokyo Electric Power Co                                    1,039,850
            Secured Notes
            7.000% February 13, 2007
                                                                      $2,250,046

FINANCIAL SERVICES --- 4.2%
  2,000,000 Citigroup Inc                                              1,985,140
            Notes
            6.500% January 18, 2011
  1,500,000 General Electric Capital Corp                              1,615,035
            Notes
            7.375% January 19, 2010
  1,400,000 General Motors Acceptance Corp                             1,430,002
            Notes
            9.625% December 15, 2001
  1,500,000 Household Finance Corp                                     1,419,675
            Senior Unsubordinated Notes
            5.875% February 1, 2009
  1,200,000 Morgan Stanley Dean Witter & Co                            1,237,560
            Notes
            6.875% March 1, 2003
                                                                      $7,687,412

FOOD & BEVERAGES --- 0.9%
  1,500,000 ConAgra Foods Inc                                          1,563,255
            Notes
            7.875% September 15, 2010
                                                                      $1,563,255

FOREIGN BANKS --- 2.1%
  1,300,000 Abbey National PLC                                         1,336,985
            Subordinated Notes
            6.690% October 17, 2005
  1,300,000 African Development Bank                                   1,309,230
            Subordinated Notes
            6.875% October 15, 2015
  1,200,000 National Australia Bank                                    1,192,128
            Subordinated Notes
            6.600% December 10, 2007
                                                                      $3,838,343

FOREIGN GOVERNMENTS --- 0.6%
  1,000,000 Kingdom of Sweden                                          1,030,300
            Notes
            6.500% March 4, 2003
                                                                      $1,030,300

HOUSEHOLD GOODS --- 0.6%
  1,000,000 Procter & Gamble Co                                        1,033,080
            Unsubordinated Notes
            6.875% September 15, 2009
                                                                      $1,033,080

INSURANCE RELATED --- 0.6%
  1,200,000 Hartford Financial Services Group Inc                      1,182,876
            Senior Notes
            6.375% November 1, 2008
                                                                      $1,182,876

LEISURE & ENTERTAINMENT --- 0.9%
  1,500,000 Viacom Inc Class B                                         1,577,835
            Company Guaranteed Notes
            7.700% July 30, 2010
                                                                      $1,577,835

MISCELLANEOUS --- 0.9%
  1,500,000 Archer-Daniels-Midland Co                                  1,725,330
            Debentures
            8.875% April 15, 2011
                                                                      $1,725,330

OIL & GAS --- 1.5%
  1,300,000 Kinder Morgan Inc                                          1,304,407
            Senior Notes
            6.800% March 1, 2008
  1,500,000 Phillips Petroleum Co                                      1,475,265
            Notes
            6.375% March 30, 2009
                                                                      $2,779,672

OTHER ASSET-BACKED --- 1.4%
  1,500,000 Citibank Credit Card Master Trust I                        1,506,090
            Series 1998-9 Class A
            5.300% January 9, 2006
  1,035,000 Comed Transitional Funding Trust                           1,019,475
            Series 1998-1 Class A-6
            5.630% June 25, 2009
                                                                      $2,525,565

PAPER & FOREST PRODUCTS --- 0.7%
  1,300,000 Union Camp Corp                                            1,280,149
            Notes
            6.500% November 15, 2007
                                                                      $1,280,149

RAILROADS --- 0.5%
  1,000,000 Union Pacific Corp                                         1,007,565
            Notes
            6.790% November 9, 2007
                                                                      $1,007,565

RETAIL --- 0.8%
  1,300,000 Wal-Mart Stores Inc                                        1,384,890
            Notes
            7.500% May 15, 2004
                                                                      $1,384,890

SPECIALIZED SERVICES --- 0.8%
  1,500,000 ERAC USA Finance Co #                                      1,537,365
            Notes
            7.950% December 15, 2009
                                                                      $1,537,365

TELEPHONE & TELECOMMUNICATIONS --- 1.4%
  1,500,000 Qwest Capital Funding Inc                                  1,543,995
            Company Guaranteed Notes
            7.900% August 15, 2010
  1,000,000 Verizon Global Funding Corp #                              1,023,110
            Notes
            6.750% December 1, 2005
                                                                      $2,567,105

U.S. GOVERNMENTS --- 32.7%
  7,300,000 United States of America                                   9,764,920
            Treasury Notes
            9.000% November 15, 2018
  6,000,000 United States of America                                   6,052,500
            Treasury Notes
            5.500% May 15, 2009
  7,400,000 United States of America                                   7,369,882
            Treasury Notes
            4.250% November 15, 2003
  5,300,000 United States of America                                   5,603,902
            Treasury Notes
            6.500% May 15, 2005
  8,100,000 United States of America                                   8,493,579
            Treasury Notes
            6.125% August 15, 2007
  4,400,000 United States of America                                   4,879,160
            Treasury Bonds
            6.750% August 15, 2026
  4,100,000 United States of America                                   4,246,042
            Treasury Notes
            5.875% November 15, 2005
  4,200,000 United States of America                                   4,301,682
            Treasury Notes
            5.750% November 15, 2005
  9,000,000 United States of America                                   9,242,550
            Treasury Notes
            5.625% February 15, 2006
                                                                     $59,954,217

TOTAL BONDS --- 96.5%                                               $176,853,624
(Cost $173,557,382)

SHORT-TERM INVESTMENTS

AGENCY --- 0.6%
  1,093,000 Freddie Mac                                                1,092,667
                                                                      $1,092,667

FINANCIAL SERVICES --- 2.9%
  5,265,000 Morgan Stanley & Co Inc (Repurchase Agreement)             5,265,000
                                                                      $5,265,000

TOTAL SHORT-TERM INVESTMENTS --- 3.5%                                 $6,357,667
(Cost $6,357,667)

TOTAL BOND INDEX PORTFOLIO --- 100.0%                               $183,211,291
(Cost $179,915,049)


The Maxim Series Fund

Bond Portfolio

BONDS

AGENCY --- 39.3%
  5,500,000 Fannie Mae                                                 5,258,495
            AGENCY BENCHMARK NOTE
            5.250% January 15, 2009
  2,000,000 Fannie Mae                                                 2,089,060
            GLOBAL UNSECURED NOTES
            6.625% October 15, 2007
  1,804,909 Freddie Mac                                                1,814,494
            Gold Pool #C35880
            7.000% January 1, 2030
  6,000,000 Freddie Mac                                                5,906,400
            Gold Pool #Tba
            6.500% September 1, 2024
  4,126,882 Freddie Mac                                                4,213,258
            Gold Pool #C36607
            7.500% February 1, 2030
  1,326,244 Freddie Mac                                                1,368,923
            Gold Pool #C01005
            8.000% June 1, 2030
  1,631,019 Freddie Mac                                                1,639,174
            Gold Pool #C41666
            7.000% August 1, 2030
  1,267,399 Freddie Mac                                                1,273,736
            Gold Pool #C01049
            7.000% September 1, 2030
  2,000,000 Freddie Mac                                                1,969,360
            Gold Pool #C01184
            6.500% June 1, 2031
                                                                     $25,532,900

AIR FREIGHT --- 2.8%
  1,776,892 American Trans Air #                                       1,794,839
            Series 1996-1 Class 1C
            7.820% March 26, 2004
                                                                      $1,794,839

AUTOMOBILES --- 1.5%
  1,000,000 DaimlerChrysler NA Holding Corp                              992,050
            Notes
            6.400% May 15, 2006
                                                                        $992,050

BANKS --- 1.5%
  1,000,000 JP Morgan Chase & Co                                       1,002,090
            Subordinated Notes
            6.750% February 1, 2011
                                                                      $1,002,090

BROADCAST/MEDIA --- 0.7%
    500,000 CSC Holdings Inc #                                           476,150
            Senior Notes
            7.625% April 1, 2011
                                                                        $476,150

FINANCIAL SERVICES --- 1.6%
  1,000,000 Ford Motor Credit Co                                       1,013,130
            Bonds
            7.375% February 1, 2011
                                                                      $1,013,130

GOLD, METALS & MINING --- 1.5%
  1,000,000 Phelps Dodge Corp                                            983,760
            Senior Notes
            8.750% June 1, 2011
                                                                        $983,760

HOTELS/MOTELS --- 1.5%
  1,000,000 Hilton Hotels Corp                                           979,690
            Notes
            7.625% May 15, 2008
                                                                        $979,690

OIL & GAS --- 1.5%
  1,000,000 Consolidated Natural Gas Co                                  947,000
            Debentures
            6.625% December 1, 2013
                                                                        $947,000

OTHER ASSET-BACKED --- 11.7%
  3,140,620 Associates Manufactured Housing #                          3,142,567
            Series 1999-1 Class A
            4.220% July 15, 2030
  1,785,000 Comed Transitional Funding Trust                           1,758,225
            Series 1998-1 Class A-6
            5.630% June 25, 2009
    710,445 Green Tree Consumer Trust                                    709,237
            Series 1998-A Class BH
            8.410% May 15, 2029
  2,000,000 Peco Energy Transition Trust                               2,014,360
            Series 1999-A Class A4
            5.800% March 1, 2007
                                                                      $7,624,389

RAILROADS --- 4.5%
  2,900,000 National Rail Corp #                                       2,949,880
            Debentures
            7.470% August 8, 2010
                                                                      $2,949,880

SPECIALIZED SERVICES --- 3.0%
  2,000,000 CUC International Inc                                      1,975,234
            Convertible
            3.000% February 15, 2002
                                                                      $1,975,234

TELEPHONE & TELECOMMUNICATIONS --- 1.6%
  1,000,000 Qwest Capital Funding Inc                                  1,029,330
            Company Guaranteed Notes
            7.900% August 15, 2010
                                                                      $1,029,330

U.S. GOVERNMENTS --- 19.4%
  4,500,000 United States of America                                   4,591,755
            Treasury Notes
            5.625% May 15, 2008
  2,000,000 United States of America                                   1,940,300
            Treasury Bonds
            5.000% February 15, 2011
  1,250,000 United States of America                                   1,321,675
            Treasury Notes
            6.500% May 15, 2005
  3,650,000 United States of America                                   3,738,367
            Treasury Notes
            5.750% November 15, 2005
    950,000 United States of America                                     996,161
            Treasury Notes
            6.125% August 15, 2007
                                                                     $12,588,258

TOTAL BONDS --- 92.2%                                                $59,888,700
(Cost $59,661,159)

SHORT-TERM INVESTMENTS

FINANCIAL SERVICES --- 1.5%
  1,005,000 Morgan Stanley & Co Inc (Repurchase Agreement)             1,005,000
                                                                      $1,005,000

U.S. GOVERNMENTS --- 6.3%
  4,100,000 Federal Farm Credit                                        4,094,334
                                                                      $4,094,334

TOTAL SHORT-TERM INVESTMENTS --- 7.8%                                 $5,099,334
(Cost $5,099,334)

TOTAL BOND PORTFOLIO --- 100.0%                                      $64,988,034
(Cost $64,760,493)


The Maxim Series Fund

Founders Growth & Income Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 1.4%
     17,350 Boeing Co                                                    964,660
      7,225 United Technologies Corp                                     529,304
                                                                      $1,493,964

AUTOMOBILES --- 0.5%
     21,900 Ford Motor Co                                                537,645
                                                                        $537,645

BANKS --- 1.8%
     19,175 FleetBoston Financial Corp                                   756,454
      9,150 Northern Trust Corp                                          571,875
     15,000 Wells Fargo & Co                                             696,450
                                                                      $2,024,779

BIOTECHNOLOGY --- 0.8%
      5,875 Genentech Inc*                                               323,713
     10,075 Human Genome Sciences Inc*                                   607,019
                                                                        $930,732

BROADCAST/MEDIA --- 3.2%
     44,600 Clear Channel Communications Inc*                          2,796,420
     17,675 Comcast Corp Class A*                                        767,095
                                                                      $3,563,515

CHEMICALS --- 0.5%
     11,525 EI du Pont de Nemours & Co                                   555,966
                                                                        $555,966

COMMUNICATIONS - EQUIPMENT --- 0.7%
      4,175 Comverse Technology Inc*                                     238,393
      8,975 QUALCOMM Inc*                                                524,858
                                                                        $763,251

COMPUTER HARDWARE & SYSTEMS --- 4.8%
      7,025 Brocade Communications Systems Inc*                          309,030
     37,400 Dell Computer Corp*                                          978,010
     21,725 EMC Corp*                                                    631,111
     20,300 Hewlett-Packard Co                                           580,580
     24,650 International Business Machines Corp                       2,785,450
                                                                      $5,284,181

COMPUTER SOFTWARE & SERVICES --- 5.6%
     17,075 Adobe Systems Inc                                            802,525
      8,275 Automatic Data Processing Inc                                411,268
      7,175 Concord EFS Inc*                                             373,172
     59,225 Microsoft Corp*                                            4,323,425
      6,125 PeopleSoft Inc*                                              301,534
                                                                      $6,211,924

ELECTRIC COMPANIES --- 1.0%
     15,775 Duke Energy Corp                                             615,383
      7,375 FPL Group Inc                                                444,049
                                                                      $1,059,432

ELECTRONIC INSTRUMENTS & EQUIP --- 5.1%
     99,475 General Electric Co                                        4,849,392
     26,725 Solectron Corp*                                              489,068
     12,500 Waters Corp*                                                 345,125
                                                                      $5,683,585

ELECTRONICS - SEMICONDUCTOR --- 4.9%
     30,600 Advanced Micro Devices Inc*                                  883,728
     11,475 Applied Materials Inc*                                       563,423
     44,725 Intel Corp                                                 1,308,206
     11,650 Linear Technology Corp                                       515,163
     23,525 Micron Technology Inc*                                       966,878
     38,250 Texas Instruments Inc                                      1,204,875
                                                                      $5,442,273

FINANCIAL SERVICES --- 7.8%
     28,550 American Express Co                                        1,107,740
     74,649 Citigroup Inc                                              3,944,453
      6,725 Fannie Mae (nonvtg)                                          572,634
     20,800 Franklin Resources Inc                                       952,016
      6,125 Goldman Sachs Group Inc*                                     525,525
     20,225 MBNA Corp                                                    666,414
     12,650 Morgan Stanley Dean Witter & Co                              812,510
                                                                      $8,581,292

FOOD & BEVERAGES --- 0.7%
     17,625 PepsiCo Inc                                                  779,025
                                                                        $779,025

GOLD, METALS & MINING --- 0.6%
     17,900 Alcoa Inc                                                    705,260
                                                                        $705,260

HEALTH CARE RELATED --- 7.9%
     14,250 Abbott Laboratories                                          684,143
     26,375 American Home Products Corp                                1,549,531
      4,875 Amgen Inc*                                                   295,815
     10,050 Biogen Inc*                                                  546,318
     27,850 Bristol-Myers Squibb Co                                    1,456,555
     45,550 Johnson & Johnson                                          2,277,500
     20,050 Tenet Healthcare Corp*                                     1,034,380
     14,575 UnitedHealth Group Inc                                       900,006
                                                                      $8,744,248

HOTELS/MOTELS --- 0.7%
     21,100 Starwood Hotels & Resorts Worldwide Inc                      786,608
                                                                        $786,608

HOUSEHOLD GOODS --- 1.5%
     11,325 Colgate-Palmolive Co                                         668,062
     17,975 Kimberly-Clark Corp                                        1,004,803
                                                                      $1,672,865

INSURANCE RELATED --- 6.4%
     11,125 Allstate Corp                                                489,389
     27,087 American International Group Inc                           2,329,482
        975 Berkshire Hathaway Inc Class B*                            2,242,500
     15,600 Hartford Financial Services Group Inc                      1,067,040
      9,700 Marsh & McLennan Cos Inc                                     979,700
                                                                      $7,108,111

INVESTMENT BANK/BROKERAGE FIRM --- 0.3%
      4,975 Merrill Lynch & Co Inc                                       294,769
                                                                        $294,769

LEISURE & ENTERTAINMENT --- 5.1%
     45,425 AOL Time Warner Inc*                                       2,407,525
     14,800 Harley-Davidson Inc                                          696,784
     36,500 Viacom Inc Class B*                                        1,888,875
     21,275 Walt Disney Co                                               614,635
                                                                      $5,607,819

MANUFACTURING --- 3.4%
     68,100 Tyco International Ltd                                     3,711,450
                                                                      $3,711,450

MEDICAL PRODUCTS --- 1.8%
     17,050 Baxter International Inc                                     861,025
     18,450 Becton Dickinson & Co                                        660,326
     10,125 Medtronic Inc                                                465,851
                                                                      $1,987,202

MISCELLANEOUS --- 0.5%
      4,725 Minnesota Mining & Mftg Co                                   539,123
                                                                        $539,123

OIL & GAS --- 7.5%
     15,250 Anadarko Petroleum Corp                                      823,958
     21,275 BJ Services Co*                                              603,785
     10,575 Chevron Corp                                                 957,038
     12,075 Conoco Inc Class B                                           348,968
     48,079 Exxon Mobil Corp                                           4,199,701
      5,900 Phillips Petroleum Co                                        336,300
     16,375 Smith International Inc*                                     980,863
                                                                      $8,250,613

PAPER & FOREST PRODUCTS --- 0.3%
      5,575 Weyerhaeuser Co                                              306,458
                                                                        $306,458

PHARMACEUTICALS --- 6.0%
     11,850 Eli Lilly & Co                                               876,900
    105,962 Pfizer Inc                                                 4,243,778
     25,306 Pharmacia Corp                                             1,162,811
      6,275 Shire Pharmaceuticals Group PLC ADR*                         348,263
                                                                      $6,631,752

PRINTING & PUBLISHING --- 0.3%
      4,650 Gannett Co Inc                                               306,435
                                                                        $306,435

RAILROADS --- 0.6%
     12,850 Union Pacific Corp                                           705,594
                                                                        $705,594

RETAIL --- 4.3%
     18,125 CVS Corp                                                     699,625
      7,900 Costco Wholesale Corp*                                       324,532
      6,475 Kohl's Corp*                                                 406,177
     30,300 Safeway Inc*                                               1,454,400
     38,150 Wal-Mart Stores Inc                                        1,861,720
                                                                      $4,746,454

SHOES --- 0.5%
     14,275 NIKE Inc Class B                                             599,407
                                                                        $599,407

SPECIALIZED SERVICES --- 1.2%
      8,950 DeVry Inc*                                                   323,274
      6,525 Interpublic Group of Cos Inc                                 191,509
      9,600 Omnicom Group Inc                                            825,600
                                                                      $1,340,383

TELEPHONE & TELECOMMUNICATIONS --- 7.2%
     27,750 AT&T Corp                                                    610,500
     16,775 BellSouth Corp                                               675,529
     57,500 Nokia OYJ sponsored ADR                                    1,267,300
     20,300 Qwest Communications International Inc                       646,961
     43,875 SBC Communications Inc                                     1,757,633
     20,150 TyCom Ltd*                                                   346,580
     42,475 Verizon Communications                                     2,272,413
     25,150 WorldCom Inc                                                 357,130
                                                                      $7,934,046

TOBACCO --- 2.2%
     48,750 Philip Morris Cos Inc                                      2,474,063
                                                                      $2,474,063

TOYS --- 0.5%
     30,825 Mattel Inc                                                   583,209
                                                                        $583,209

UTILITIES --- 1.8%
     14,500 Dynegy Inc Class A                                           674,250
     18,684 El Paso Corp                                                 981,657
      5,725 Enron Corp                                                   280,525
                                                                      $1,936,432

TOTAL COMMON STOCK --- 99.3%                                        $109,883,865
(Cost $113,590,648)

SHORT-TERM INVESTMENTS

FINANCIAL SERVICES --- 0.7%
    730,000 Morgan Stanley & Co Inc (Repurchase Agreement)               730,000
                                                                        $730,000

TOTAL SHORT-TERM INVESTMENTS --- 0.7%                                   $730,000
(Cost $730,000)

TOTAL FOUNDERS GROWTH & INCOME PORTFOLIO --- 100.0%                 $110,613,865
(Cost $114,320,648)


The Maxim Series Fund

Growth Index Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 0.6%
     24,870 United Technologies Corp                                   1,821,976
                                                                      $1,821,976

AIRLINES --- 0.0%
      3,564 US Airways Group Inc*                                         86,605
                                                                         $86,605

BANKS --- 2.3%
     38,854 Bank of New York Co Inc                                    1,864,992
     30,400 Fifth Third Bancorp                                        1,825,520
     25,210 Mellon Financial Corp                                      1,159,660
     11,762 Northern Trust Corp                                          735,125
     17,183 State Street Corp                                            850,387
     15,320 Synovus Financial Corp                                       480,742
                                                                      $6,916,426

BROADCAST/MEDIA --- 0.2%
     11,004 Univision Communications Inc Class A*                        470,751
                                                                        $470,751

CHEMICALS --- 0.1%
      5,826 Avery Dennison Corp                                          297,417
                                                                        $297,417

COMMUNICATIONS - EQUIPMENT --- 3.7%
     14,990 Avaya Inc*                                                   205,363
    386,601 Cisco Systems Inc*                                         7,036,138
      9,034 Comverse Technology Inc*                                     515,841
     17,192 Network Appliance Inc*                                       235,530
     40,000 QUALCOMM Inc*                                              2,339,200
      8,600 Scientific-Atlanta Inc                                       349,160
     21,617 Tellabs Inc*                                                 418,937
                                                                     $11,100,169

COMPUTER HARDWARE & SYSTEMS --- 6.9%
    137,385 Dell Computer Corp*                                        3,592,618
    116,574 EMC Corp*                                                  3,386,475
     91,775 International Business Machines Corp                      10,370,575
      6,774 Lexmark International Group Inc Class A*                     455,552
    172,034 Sun Microsystems Inc*                                      2,704,374
                                                                     $20,509,594

COMPUTER SOFTWARE & SERVICES --- 12.9%
     12,631 Adobe Systems Inc                                            593,657
     32,971 Automatic Data Processing Inc                              1,638,659
      9,753 Citrix Systems Inc*                                          340,380
     12,559 Concord EFS Inc*                                             653,194
     24,720 Electronic Data Systems Corp                               1,545,000
      7,561 Equifax Inc                                                  277,337
     20,690 First Data Corp                                            1,329,333
      6,563 Fiserv Inc*                                                  419,901
      4,361 Mercury Interactive Corp*                                    261,224
    284,291 Microsoft Corp*                                           20,753,243
    296,518 Oracle Corp*                                               5,633,842
     14,020 Parametric Technology Corp*                                  196,140
     19,718 Paychex Inc                                                  788,720
     15,524 PeopleSoft Inc*                                              764,247
      7,016 Sabre Holdings Corp*                                         350,800
     23,937 Siebel Systems Inc*                                        1,122,645
     20,996 VERITAS Software Corp*                                     1,396,864
     29,942 Yahoo! Inc*                                                  598,541
                                                                     $38,663,727

COSMETICS & PERSONAL CARE --- 0.8%
     12,530 Avon Products Inc                                            579,888
     55,705 Gillette Co                                                1,614,888
      5,090 International Flavors & Fragrances Inc                       127,912
                                                                      $2,322,688

DISTRIBUTORS --- 0.9%
     23,552 Cardinal Health Inc                                        1,625,088
     35,521 SYSCO Corp                                                   964,395
                                                                      $2,589,483

ELECTRONIC INSTRUMENTS & EQUIP --- 8.6%
    524,689 General Electric Co                                       25,578,589
                                                                     $25,578,589

ELECTRONICS - SEMICONDUCTOR --- 5.7%
     20,430 Altera Corp*                                                 592,470
     19,011 Analog Devices Inc*                                          822,226
     42,950 Applied Materials Inc*                                     2,108,845
    355,225 Intel Corp                                                10,390,331
      9,790 KLA-Tencor Corp*                                             572,421
     16,790 Linear Technology Corp                                       742,454
     17,343 Maxim Integrated Products Inc*                               766,734
      4,867 QLogic Corp*                                                 313,678
     17,566 Xilinx Inc*                                                  724,422
                                                                     $17,033,581

ENGINEERING & CONSTRUCTION --- 0.1%
      4,180 Fluor Corp                                                   188,727
                                                                        $188,727

FINANCIAL SERVICES --- 2.8%
     69,891 American Express Co                                        2,711,771
     52,840 Fannie Mae (nonvtg)                                        4,499,326
      8,322 Moody's Corp                                                 278,787
     11,582 Stilwell Financial Inc                                       388,692
      8,613 USA Education Inc                                            628,749
                                                                      $8,507,325

FOOD & BEVERAGES --- 6.2%
     47,415 Anheuser-Busch Cos Inc                                     1,953,498
     21,572 Campbell Soup Co                                             555,479
    131,385 Coca-Cola Co                                               5,912,325
     15,033 General Mills Inc                                            658,145
     18,415 HJ Heinz Co                                                  752,989
      7,219 Hershey Foods Corp                                           445,484
     21,435 Kellogg Co                                                   621,615
     77,328 PepsiCo Inc                                                3,417,898
      6,977 Quaker Oats Co                                               636,651
     16,366 Ralston Purina Group                                         491,307
     41,546 Sara Lee Corp                                                786,881
     30,190 Unilever NV NY Shrs                                        1,798,418
     11,934 Wm Wrigley Jr Co                                             559,108
                                                                     $18,589,798

HEALTH CARE RELATED --- 9.7%
     81,810 Abbott Laboratories                                        3,927,698
      6,946 Allergan Inc                                                 593,883
     69,431 American Home Products Corp                                4,079,071
     55,105 Amgen Inc*                                                 3,343,771
      7,855 Biogen Inc*                                                  426,998
    102,656 Bristol-Myers Squibb Co                                    5,368,909
     10,030 Chiron Corp*                                                 511,530
     28,390 HCA Inc                                                    1,282,944
    159,949 Johnson & Johnson                                          7,997,461
     11,237 MedImmune Inc*                                               530,386
     16,750 UnitedHealth Group Inc                                     1,034,313
                                                                     $29,096,964

HOUSEHOLD GOODS --- 2.8%
     12,490 Clorox Co                                                    422,787
     29,639 Colgate-Palmolive Co                                       1,748,405
     28,109 Kimberly-Clark Corp                                        1,571,293
      4,040 Maytag Corp                                                  118,210
     68,416 Procter & Gamble Co                                        4,364,941
      3,069 Tupperware Corp                                               71,907
                                                                      $8,297,543

INSURANCE RELATED --- 0.5%
     14,549 Marsh & McLennan Cos Inc                                   1,469,449
                                                                      $1,469,449

INVESTMENT BANK/BROKERAGE FIRM --- 0.4%
     73,218 Charles Schwab Corp                                        1,120,235
                                                                      $1,120,235

LEISURE & ENTERTAINMENT --- 0.3%
     15,973 Harley-Davidson Inc                                          752,009
                                                                        $752,009

MANUFACTURING --- 1.9%
      2,483 Millipore Corp                                               153,896
    102,300 Tyco International Ltd                                     5,575,350
                                                                      $5,729,246

MEDICAL PRODUCTS --- 2.2%
     11,156 Applera Corp Applied Biosystems Group                        298,423
     31,287 Baxter International Inc                                   1,579,994
      9,450 Biomet Inc                                                   454,167
     16,215 Guidant Corp*                                                583,740
     63,842 Medtronic Inc                                              2,937,370
      4,530 St Jude Medical Inc*                                         271,800
     10,359 Stryker Corp                                                 568,191
                                                                      $6,693,685

MISCELLANEOUS --- 1.8%
     15,780 Calpine Corp*                                                596,484
      8,925 Cintas Corp                                                  412,781
     20,910 Minnesota Mining & Mftg Co                                 2,385,831
     40,415 Nextel Communications Inc Class A*                           707,263
     49,490 Sprint Corp PCS Group*                                     1,195,184
                                                                      $5,297,543

OFFICE EQUIPMENT & SUPPLIES --- 0.2%
     13,040 Pitney Bowes Inc                                             549,245
                                                                        $549,245

OIL & GAS --- 0.3%
     22,660 Halliburton Co                                               806,696
                                                                        $806,696

PERSONAL LOANS --- 0.5%
     11,009 Capital One Financial Corp                                   660,540
     15,084 Providian Financial Corp                                     892,973
                                                                      $1,553,513

PHARMACEUTICALS --- 10.9%
     59,369 Eli Lilly & Co                                             4,393,306
      9,309 Forest Laboratories Inc*                                     660,939
      9,055 King Pharmaceuticals Inc*                                    486,706
    121,123 Merck & Co Inc                                             7,740,971
    333,463 Pfizer Inc                                                13,355,240
     68,721 Pharmacia Corp                                             3,157,730
     77,278 Schering-Plough Corp                                       2,800,555
                                                                     $32,595,447

POLLUTION CONTROL --- 0.1%
     10,410 Allied Waste Industries Inc*                                 194,459
                                                                        $194,459

PRINTING & PUBLISHING --- 0.5%
      3,750 Deluxe Corp                                                  108,375
      4,564 Dow Jones & Co Inc                                           272,516
     10,310 McGraw-Hill Cos Inc                                          682,007
      8,410 New York Times Co Class A                                    353,220
                                                                      $1,416,118

RESTAURANTS --- 0.3%
     20,081 Starbucks Corp*                                              461,863
      7,764 Tricon Global Restaurants Inc*                               340,840
                                                                        $802,703

RETAIL --- 9.8%
     15,244 Bed Bath & Beyond Inc*                                       475,613
     11,060 Best Buy Co Inc*                                             702,531
     20,780 CVS Corp                                                     802,108
     17,460 Dollar General Corp                                          340,470
     45,399 Gap Inc                                                    1,316,571
    123,268 Home Depot Inc                                             5,738,125
     17,597 Kohl's Corp*                                               1,103,860
     42,823 Kroger Co*                                                 1,070,575
     20,310 Lowe's Cos Inc                                             1,473,491
      9,794 RadioShack Corp                                              298,717
     14,811 TJX Cos Inc                                                  472,027
     47,490 Target Corp                                                1,643,154
      7,710 Tiffany & Co                                                 279,256
    236,163 Wal-Mart Stores Inc                                       11,524,754
     53,772 Walgreen Co                                                1,836,314
      7,420 Winn-Dixie Stores Inc                                        193,885
                                                                     $29,271,451

SPECIALIZED SERVICES --- 1.1%
      9,022 Convergys Corp*                                              272,916
      6,734 Ecolab Inc                                                   275,892
      4,830 H&R Block Inc                                                311,777
     15,568 IMS Health Inc                                               443,688
     19,815 Interpublic Group of Cos Inc                                 581,570
      9,779 Omnicom Group Inc                                            840,994
      9,260 Robert Half International Inc*                               230,481
      5,620 TMP Worldwide Inc*                                           337,200
                                                                      $3,294,518

TELEPHONE & TELECOMMUNICATIONS --- 2.4%
    177,900 SBC Communications Inc                                     7,126,674
                                                                      $7,126,674

TOBACCO --- 2.1%
    116,190 Philip Morris Cos Inc                                      5,896,643
      8,622 UST Inc                                                      248,831
                                                                      $6,145,474

TOYS --- 0.1%
     22,760 Mattel Inc                                                   430,619
                                                                        $430,619

TOTAL COMMON STOCK --- 99.5%                                        $297,320,447
(Cost $309,574,920)

SHORT-TERM INVESTMENTS

AGENCY --- 0.4%
  1,300,000 Federal Home Loan Bank                                     1,299,715
                                                                      $1,299,715

U.S. GOVERNMENTS --- 0.1%
    250,000 United States of America (1)                                 247,911
                                                                        $247,911

TOTAL SHORT-TERM INVESTMENTS --- 0.5%                                 $1,547,626
(Cost $1,547,626)

TOTAL GROWTH INDEX PORTFOLIO --- 100.0%                             $298,868,073
(Cost $311,122,546)


The Maxim Series Fund

INVESCO Balanced Portfolio

BONDS

AGENCY --- 3.3%
  2,644,680 Freddie Mac                                                2,657,903
            6.500% November 1, 2012
  1,748,053 Freddie Mac                                                1,721,273
            Pool #C36506
            6.500% February 1, 2030
  1,145,960 Freddie Mac                                                1,151,690
            Gold Pool #E00501
            6.500% July 1, 2012
                                                                      $5,530,866

ELECTRIC COMPANIES --- 11.1%
    500,000 Appalachian Power Co                                         515,760
            1st Mortgage
            8.000% June 1, 2025
    500,000 Commonwealth Edison Co                                       516,840
            1st Mortgage
            7.000% July 1, 2005
  1,000,000 Commonwealth Edison Co                                     1,085,950
            1st Mortgage
            8.250% October 1, 2006
    500,000 Commonwealth Edison Co                                       500,275
            1st Mortgage
            8.375% February 15, 2023
  1,250,000 Consumers Energy Co                                        1,102,763
            1st Mortgage
            7.375% September 15, 2023
    800,000 Duquesne Light Co                                            748,920
            Collateral Trust
            7.550% June 15, 2025
  1,000,000 El Paso Electric Co                                        1,075,380
            1st Mortgage
            8.900% February 1, 2006
    500,000 Indiana Michigan Power                                       530,260
            1st Mortgage
            8.500% December 15, 2022
    750,000 Jersey Central Power & Light                                 740,235
            1st Mortgage
            7.980% February 16, 2023
    500,000 Metropolitan Edison Co                                       506,035
            1st Mortgage
            8.150% January 30, 2023
  1,600,000 New York State Electric & Gas Corp                         1,606,192
            1st Mortgage
            8.300% December 15, 2022
  2,000,000 Niagara Mohawk Power Corp                                  2,081,180
            1st Mortgage
            7.750% May 15, 2006
    500,000 Niagara Mohawk Power Corp                                    487,025
            1st Mortgage
            8.500% July 1, 2023
    500,000 Pennsylvania Power Co                                        489,910
            1st Mortgage
            8.500% July 15, 2022
    500,000 Potomac Edison Co                                            494,010
            1st Mortgage
            7.750% May 1, 2025
  1,000,000 Potomac Electric Power Co                                  1,025,260
            1st Mortgage
            8.500% May 15, 2027
    500,000 Public Service Co of New Mexico                              488,875
            Senior Notes
            7.100% August 1, 2005
  1,500,000 TXU Electric Capital V                                     1,475,475
            Company Guaranteed Notes
            8.175% January 30, 2037
  1,500,000 Texas Utilities Electric Co                                1,492,965
            1st Mortgage
            7.875% April 1, 2024
    500,000 Texas Utilities Electric Co                                  532,620
            1st Mortgage
            8.750% November 1, 2023
    750,000 Union Electric Co                                            784,673
            1st Mortgage
            8.750% December 1, 2021
    500,000 Union Electric Co                                            509,470
            1st Mortgage
            8.250% October 15, 2022
                                                                     $18,790,073

FINANCIAL SERVICES --- 2.0%
    500,000 Auburn Hills Trust                                           682,455
            Debentures
            12.000% May 1, 2020
  2,500,000 Cental Capital                                             2,658,200
            Debentures
            9.000% October 15, 2019
                                                                      $3,340,655

HOTELS/MOTELS --- 0.3%
    500,000 Hilton Hotels Corp                                           470,095
            Senior Notes
            7.200% December 15, 2009
                                                                        $470,095

INSURANCE RELATED --- 1.2%
  1,785,000 Equitable Cos Inc                                          1,946,703
            Senior Notes
            9.000% December 15, 2004
                                                                      $1,946,703

OIL & GAS --- 1.2%
  1,205,000 Atlantic Richfield Co                                      1,439,806
            Debentures
            10.875% July 15, 2005
    500,000 Gulf Canada Resources Ltd                                    543,025
            Senior Notes
            8.375% November 15, 2005
                                                                      $1,982,831

PAPER & FOREST PRODUCTS --- 0.9%
  1,500,000 Chesapeake Corp                                            1,483,095
            Debentures
            7.200% March 15, 2005
                                                                      $1,483,095

TELEPHONE & TELECOMMUNICATIONS --- 5.4%
  4,000,000 AT&T Canada Inc (2)                                        3,477,480
            Step Bond 0% - 9.950%
            9.070% June 15, 2008
  1,000,000 Esat Holdings Ltd (2)                                        980,000
            Step Bond 0% to 12.500%
            11.280% February 1, 2007
    500,000 Esat Telecom Group PLC                                       573,060
            Senior Notes
            11.875% December 1, 2008
  1,350,000 GTE Corp                                                   1,362,042
            Debentures
            7.900% February 1, 2027
    750,000 Rogers Cantel Inc                                            750,000
            Debentures
            9.750% June 1, 2016
    500,000 Rogers Cantel Inc                                            495,000
            Debentures
            9.375% June 1, 2008
  1,000,000 Teleglobe Inc                                                976,210
            Company Guaranteed Notes
            7.700% July 20, 2029
    500,000 US West Communications                                       490,765
            Notes
            5.650% November 1, 2004
                                                                      $9,104,557

U.S. GOVERNMENTS --- 6.2%
  4,200,000 United States of America                                   4,182,948
            Treasury Notes
            4.000% April 30, 2003
  1,000,000 United States of America                                   1,008,750
            Treasury Notes
            5.500% May 15, 2009
  5,250,000 United States of America                                   5,357,047
            Treasury Notes
            5.625% May 15, 2008
                                                                     $10,548,745

TOTAL BONDS --- 31.4%                                                $53,197,620
(Cost $54,146,277)

COMMON STOCK

AUTOMOBILES --- 1.2%
     32,400 General Motors Corp                                        2,084,940
                                                                      $2,084,940

BANKS --- 4.6%
     53,100 Bank of New York Co Inc                                    2,548,800
     58,400 JP Morgan Chase & Co                                       2,604,640
     56,600 Wells Fargo & Co                                           2,627,938
                                                                      $7,781,378

BIOTECHNOLOGY --- 1.4%
     42,900 Genentech Inc*                                             2,363,790
                                                                      $2,363,790

BROADCAST/MEDIA --- 1.8%
     26,700 EchoStar Communications Corp Class A*                        865,614
    104,000 General Motors Corp Class H*                               2,106,000
                                                                      $2,971,614

CHEMICALS --- 1.1%
     57,800 Dow Chemical Co                                            1,921,850
                                                                      $1,921,850

COMPUTER HARDWARE & SYSTEMS --- 2.2%
     25,400 Brocade Communications Systems Inc*                        1,117,346
     50,200 EMC Corp*                                                  1,458,310
     74,200 Sun Microsystems Inc*                                      1,166,424
                                                                      $3,742,080

COMPUTER SOFTWARE & SERVICES --- 3.3%
     33,000 Microsoft Corp*                                            2,409,000
     22,100 VERITAS Software Corp*                                     1,470,313
     24,700 eBay Inc*                                                  1,691,703
                                                                      $5,571,016

COSMETICS & PERSONAL CARE --- 1.2%
     72,000 Gillette Co                                                2,087,280
                                                                      $2,087,280

ELECTRIC COMPANIES --- 1.2%
     52,100 Duke Energy Corp                                           2,032,421
                                                                      $2,032,421

ELECTRONIC INSTRUMENTS & EQUIP --- 2.1%
     37,000 Flextronics International Ltd*                               966,070
     54,100 General Electric Co                                        2,637,375
                                                                      $3,603,445

ELECTRONICS - SEMICONDUCTOR --- 2.6%
     34,600 Analog Devices Inc*                                        1,496,450
     23,800 Applied Materials Inc*                                     1,168,580
     53,800 Texas Instruments Inc                                      1,694,700
                                                                      $4,359,730

FINANCIAL SERVICES --- 5.7%
     58,366 Citigroup Inc                                              3,084,059
     20,900 Goldman Sachs Group Inc*                                   1,793,220
     35,300 Morgan Stanley Dean Witter & Co                            2,267,319
     72,900 Stilwell Financial Inc                                     2,446,524
                                                                      $9,591,122

FOOD & BEVERAGES --- 0.9%
     36,000 HJ Heinz Co                                                1,472,040
                                                                      $1,472,040

GOLD, METALS & MINING --- 1.7%
     51,900 Alcoa Inc                                                  2,044,860
     20,000 Phelps Dodge Corp                                            830,000
                                                                      $2,874,860

HEALTH CARE RELATED --- 2.8%
     39,800 Abbott Laboratories                                        1,910,798
     47,500 American Home Products Corp                                2,790,625
                                                                      $4,701,423

HOTELS/MOTELS --- 1.3%
     63,400 Harrah's Entertainment Inc*                                2,238,020
                                                                      $2,238,020

HOUSEHOLD GOODS --- 1.1%
     30,700 Colgate-Palmolive Co                                       1,810,993
                                                                      $1,810,993

INSURANCE RELATED --- 1.3%
     37,200 Allmerica Financial Corp                                   2,139,000
                                                                      $2,139,000

LEISURE & ENTERTAINMENT --- 1.7%
     54,800 AOL Time Warner Inc*                                       2,904,400
                                                                      $2,904,400

MISCELLANEOUS --- 2.0%
     15,600 Minnesota Mining & Mftg Co                                 1,779,960
     93,600 Nextel Communications Inc Class A*                         1,638,000
                                                                      $3,417,960

OIL & GAS --- 3.8%
     25,300 Apache Corp                                                1,283,975
     27,400 Exxon Mobil Corp                                           2,393,390
     26,300 Noble Drilling Corp*                                         861,325
     55,300 Unocal Corp                                                1,888,495
                                                                      $6,427,185

PHARMACEUTICALS --- 5.9%
     29,900 Forest Laboratories Inc*                                   2,122,900
     50,000 King Pharmaceuticals Inc*                                  2,687,500
     53,200 Pfizer Inc                                                 2,130,660
     24,200 Schering-Plough Corp                                         877,008
     34,000 Teva Pharmaceutical Industries Ltd sponsored ADR           2,118,200
                                                                      $9,936,268

RAILROADS --- 0.9%
     74,600 Norfolk Southern Corp                                      1,544,220
                                                                      $1,544,220

RETAIL --- 3.4%
     41,200 Home Depot Inc                                             1,917,860
     51,000 Target Corp                                                1,764,600
     41,900 Wal-Mart Stores Inc                                        2,044,720
                                                                      $5,727,180

SPECIALIZED SERVICES --- 0.9%
     18,200 Omnicom Group Inc                                          1,565,200
                                                                      $1,565,200

TELEPHONE & TELECOMMUNICATIONS --- 6.1%
     30,900 CIENA Corp*                                                1,174,200
     75,000 Crown Castle International Corp*                           1,230,000
     79,000 Nokia OYJ sponsored ADR                                    1,741,160
     68,600 Qwest Communications International Inc                     2,186,282
     49,600 SBC Communications Inc                                     1,986,976
     36,500 Verizon Communications                                     1,952,750
                                                                     $10,271,368

UTILITIES --- 1.2%
     39,905 El Paso Corp                                               2,096,609
                                                                      $2,096,609

TOTAL COMMON STOCK --- 63.4%                                        $107,237,392
(Cost $105,960,195)

SHORT-TERM INVESTMENTS

AGENCY --- 0.5%
    400,000 Federal Home Loan Bank                                       399,560
    400,000 Federal Home Loan Bank                                       399,877
                                                                        $799,437

FINANCIAL SERVICES --- 4.7%
  7,923,000 Morgan Stanley & Co Inc (Repurchase Agreement)             7,923,000
                                                                      $7,923,000

TOTAL SHORT-TERM INVESTMENTS --- 5.2%                                 $8,722,437
(Cost $8,722,437)

TOTAL INVESCO BALANCED PORTFOLIO --- 100.0%                         $169,157,449
(Cost $168,828,909)


The Maxim Series Fund

INVESCO Small-Cap Growth Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 0.8%
    121,800 REMEC Inc*                                                 1,510,320
                                                                      $1,510,320

AIR FREIGHT --- 0.4%
     48,700 Atlas Air Worldwide Holdings Inc*                            689,592
                                                                        $689,592

AIRLINES --- 1.1%
     65,700 Atlantic Coast Airlines Holdings Inc*                      1,970,343
                                                                      $1,970,343

BANKS --- 3.2%
     62,500 City National Corp                                         2,768,125
     29,900 Commerce Bancorp Inc                                       2,095,990
     45,300 Silicon Valley Bancshares*                                   996,600
                                                                      $5,860,715

BIOTECHNOLOGY --- 3.9%
     35,000 Cephalon Inc*                                              2,467,500
     21,000 Invitrogen Corp*                                           1,168,440
     25,300 Myriad Genetics Inc*                                       1,601,993
     15,600 Protein Design Labs Inc*                                   1,353,456
     50,500 Regeneration Technologies Inc*                               444,400
                                                                      $7,035,789

BROADCAST/MEDIA --- 3.6%
     56,500 Emmis Communications Corp Class A*                         1,737,375
     95,200 Entravision Communications Corp Class A*                   1,170,960
     74,300 Pegasus Communications Corp*                               1,671,750
     93,200 Radio One Inc*                                             2,055,060
                                                                      $6,635,145

CHEMICALS --- 0.8%
     20,100 Enzon Inc*                                                 1,256,250
      8,600 Pharmaceutical Resources Inc*                                263,934
                                                                      $1,520,184

COMMUNICATIONS - EQUIPMENT --- 1.3%
     43,600 DDi Corp*                                                    872,000
     33,200 Pemstar Inc*                                                 487,376
     41,900 ViaSat Inc*                                                1,000,572
                                                                      $2,359,948

COMPUTER HARDWARE & SYSTEMS --- 0.6%
    161,000 Concurrent Computer Corp*                                  1,127,000
                                                                      $1,127,000

COMPUTER SOFTWARE & SERVICES --- 12.1%
     45,100 Agile Software Corp*                                         766,700
     57,000 Aspen Technology Inc*                                      1,379,400
     54,400 Digex Inc*                                                   707,200
     47,900 IONA Technologies PLC ADR*                                 1,844,150
     20,700 Internet Security Systems Inc*                             1,005,192
     32,410 IntraNet Solutions Inc*                                    1,233,201
     87,000 Jack Henry & Associates Inc                                2,697,000
     39,900 Manugistics Group Inc*                                     1,001,490
     47,700 MatrixOne Inc*                                             1,106,163
     10,400 Mercury Interactive Corp*                                    622,960
     45,400 Netegrity Inc*                                             1,362,000
     46,000 PEC Solutions Inc*                                         1,016,600
     57,600 Peregrine Systems Inc*                                     1,670,400
     61,100 Precise Software Solutions Ltd*                            1,875,770
     24,500 Retek Inc*                                                 1,174,530
     12,700 Simplex Solutions*                                           300,990
     54,500 SmartForce PLC sponsored ADR*                              1,920,035
     29,500 Synplicity Inc*                                              295,295
      8,000 Tellium Inc*                                                 145,600
                                                                     $22,124,676

COSMETICS & PERSONAL CARE --- 0.1%
      7,100 Elizabeth Arden Inc*                                         173,311
                                                                        $173,311

DISTRIBUTORS --- 0.8%
     46,600 Performance Food Group Co*                                 1,408,718
                                                                      $1,408,718

ELECTRONIC INSTRUMENTS & EQUIP --- 5.8%
    128,300 Aeroflex Inc*                                              1,347,150
     60,300 Alpha Industries Inc*                                      1,781,865
     20,000 Newport Corp                                                 530,000
     34,300 Plexus Corp*                                               1,131,900
     44,600 Quest Software Inc*                                        1,683,650
     63,200 Semtech Corp*                                              1,896,000
     26,600 Technitrol Inc                                               691,600
    105,300 TranSwitch Corp*                                           1,158,300
     17,400 Zygo Corp*                                                   387,150
                                                                     $10,607,615

ELECTRONICS - SEMICONDUCTOR --- 3.4%
     73,300 AXT Inc*                                                   1,957,110
     27,700 Brooks Automation Inc*                                     1,276,970
     48,100 Cree Inc*                                                  1,257,575
     23,800 Elantec Semiconductor Inc*                                   804,202
     43,000 Exar Corp*                                                   849,680
                                                                      $6,145,537

ENGINEERING & CONSTRUCTION --- 0.6%
     91,300 Stolt Offshore SA ADR*                                     1,118,425
                                                                      $1,118,425

FINANCIAL SERVICES --- 1.9%
     29,500 AmeriCredit Corp*                                          1,532,525
     29,300 Investors Financial Services Corp                          1,963,100
                                                                      $3,495,625

HEALTH CARE RELATED --- 8.4%
     68,800 Accredo Health Inc*                                        2,558,672
     18,900 AdvancePCS*                                                1,210,545
     28,000 Alkermes Inc*                                                982,800
     39,900 Cytyc Corp*                                                  919,695
     34,400 DaVita Inc*                                                  699,352
     54,600 First Health Group Corp*                                   1,316,952
     19,600 Impath Inc*                                                  868,280
    112,350 Province Healthcare Co*                                    3,964,830
     24,300 Renal Care Group Inc*                                        799,227
     19,300 Specialty Laboratories Inc*                                  730,505
     54,600 United Surgical Partners International Inc*                1,310,400
                                                                     $15,361,258

HOTELS/MOTELS --- 1.0%
     54,200 Harrah's Entertainment Inc*                                1,913,260
                                                                      $1,913,260

INDEPENDENT POWER PRODUCTS --- 0.4%
     22,100 Global Power Equipment Group Inc*                            647,530
                                                                        $647,530

INSURANCE RELATED --- 0.6%
     43,500 Arthur J Gallagher & Co                                    1,131,000
                                                                      $1,131,000

INVESTMENT BANK/BROKERAGE FIRM --- 2.8%
     27,900 Affiliated Managers Group Inc*                             1,715,850
     52,900 Raymond James Financial Inc                                1,618,740
     58,700 Waddell & Reed Financial Class A                           1,863,725
                                                                      $5,198,315

LEISURE & ENTERTAINMENT --- 0.4%
     21,200 WMS Industries Inc*                                          682,004
                                                                        $682,004

MANUFACTURING --- 2.6%
     61,900 Capstone Turbine Corp*                                     1,367,371
     29,100 Millipore Corp                                             1,803,618
     40,100 Shaw Group Inc*                                            1,608,010
                                                                      $4,778,999

MEDICAL PRODUCTS --- 0.5%
     12,000 Laboratory Corp of America Holdings*                         922,800
                                                                        $922,800

MISCELLANEOUS --- 0.7%
    113,000 Playtex Products Inc*                                      1,209,100
                                                                      $1,209,100

OIL & GAS --- 5.4%
     18,600 Atwood Oceanics Inc*                                         652,860
     51,200 Cal Dive International Inc*                                1,259,520
     48,600 Dril-Quip Inc*                                             1,046,358
     30,900 Evergreen Resources Inc*                                   1,174,200
     49,100 Louis Dreyfus Natural Gas Corp*                            1,711,135
     68,700 Marine Drilling Cos Inc*                                   1,312,857
     37,100 Patterson-UTI Energy Inc*                                    662,977
     28,200 Precision Drilling Corp*                                     880,968
     27,900 Pride International Inc*                                     530,100
     38,400 Unit Corp*                                                   608,640
                                                                      $9,839,615

PHARMACEUTICALS --- 8.4%
     21,200 Albany Molecular Research Inc*                               805,812
     19,700 Barr Laboratories Inc*                                     1,387,077
     15,400 CIMA Labs Inc*                                             1,208,900
     18,600 CV Therapeutics Inc*                                       1,060,200
     18,900 Celgene Corp*                                                545,265
     31,600 First Horizon Pharmaceutical Corp*                         1,014,360
     40,700 Inspire Pharmaceuticals Inc*                                 569,800
     14,356 King Pharmaceuticals Inc*                                    771,635
     64,000 Medarex Inc*                                               1,504,000
     50,000 NPS Pharmaceuticals Inc*                                   2,010,000
     63,400 Noven Pharmaceuticals Inc*                                 2,485,280
      8,100 Taro Pharmaceutical Industries Ltd*                          709,236
     26,200 Trimeris Inc*                                              1,311,834
                                                                     $15,383,399

POLLUTION CONTROL --- 2.3%
     38,300 Stericycle Inc*                                            1,798,185
     66,800 Waste Connections Inc*                                     2,404,800
                                                                      $4,202,985

REAL ESTATE --- 0.6%
     58,500 Intrawest Corp                                             1,117,935
                                                                      $1,117,935

RESTAURANTS --- 1.2%
     45,100 Buca Inc*                                                    980,925
     53,800 California Pizza Kitchen Inc*                              1,250,850
                                                                      $2,231,775

RETAIL --- 3.8%
     22,500 American Eagle Outfitters Inc*                               792,900
     30,800 Charlotte Russe Holding Inc*                                 825,440
     52,950 Cost Plus Inc*                                             1,588,500
     63,850 Insight Enterprises Inc*                                   1,564,325
     53,100 Linens 'n Things Inc*                                      1,450,692
     19,400 Williams-Sonoma Inc*                                         753,108
                                                                      $6,974,965

SPECIALIZED SERVICES --- 4.8%
     11,800 Career Education Corp*                                       706,820
     38,400 Corinthian Colleges Inc*                                   1,807,488
     29,600 Corporate Executive Board Co*                              1,243,200
     23,700 Duane Reade Inc*                                             770,250
     76,850 Dycom Industries Inc*                                      1,762,171
     37,450 Heidrick & Struggles International Inc*                      761,359
     25,300 Tetra Tech Inc*                                              688,160
     22,500 University of Phoenix Online*                                956,250
                                                                      $8,695,698

TELEPHONE & TELECOMMUNICATIONS --- 3.3%
     45,700 Allegiance Telecom Inc*                                      685,043
     57,700 Anaren Microwave Inc*                                      1,154,000
    114,900 CTC Communications Group Inc*                                351,594
     61,800 Choice One Communications Inc*                               416,532
     17,234 Digital Lightwave Inc*                                       636,969
     15,000 Leap Wireless International Inc*                             454,500
     60,800 New Focus Inc*                                               501,600
     70,700 Tekelec*                                                   1,915,970
                                                                      $6,116,208

TEXTILES --- 0.7%
     33,700 Coach Inc*                                                 1,282,285
                                                                      $1,282,285

TOTAL COMMON STOCK --- 88.4%                                        $161,472,074
(Cost $155,680,375)

SHORT-TERM INVESTMENTS

AGENCY --- 7.0%
  1,200,000 Fannie Mae                                                 1,196,748
  3,500,000 Fannie Mae                                                 3,496,689
  1,000,000 Freddie Mac                                                  997,619
  1,788,000 Freddie Mac                                                1,784,848
    800,000 Freddie Mac                                                  798,559
  2,000,000 Freddie Mac                                                1,997,513
  1,000,000 Freddie Mac                                                  999,467
  1,500,000 Freddie Mac                                                1,499,505
                                                                     $12,770,948

FINANCIAL SERVICES --- 4.6%
  8,495,000 Morgan Stanley & Co (Repurchase Agreement)                 8,495,000
                                                                      $8,495,000

TOTAL SHORT-TERM INVESTMENTS --- 11.6%                               $21,265,948
(Cost $21,265,948)

TOTAL INVESCO SMALL-CAP GROWTH PORTFOLIO --- 100.0%                 $182,738,022
(Cost $176,946,323)


The Maxim Series Fund

Index 400 Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 0.3%
      2,075 Precision Castparts Corp                                      77,647
        429 Sequa Corp Class A*                                           19,520
                                                                         $97,167

AGRICULTURE --- 0.1%
      1,104 Universal Corp                                                43,785
                                                                         $43,785

AIR FREIGHT --- 0.7%
      1,903 Airborne Inc                                                  22,056
      1,539 Atlas Air Worldwide Holdings Inc*                             21,792
      1,973 CNF Inc                                                       55,737
      1,902 EGL Inc*                                                      33,209
      2,086 Expeditors International of Washington Inc                   125,158
                                                                        $257,952

AIRLINES --- 0.1%
      1,074 Alaska Air Group Inc*                                         31,039
                                                                         $31,039

AUTO PARTS & EQUIPMENT --- 1.0%
      2,630 ArvinMeritor Inc                                              44,026
        848 Bandag Inc                                                    23,150
      1,066 BorgWarner Inc                                                52,895
      2,996 Gentex Corp*                                                  83,499
      2,567 Lear Corp*                                                    89,588
      1,206 Modine Manufacturing Co                                       33,261
      1,033 Superior Industries International Inc                         39,564
                                                                        $365,983

BANKS --- 7.1%
      2,678 Associated Banc-Corp                                          96,381
      5,564 Banknorth Group Inc                                          126,025
      1,926 City National Corp                                            85,303
      4,460 Colonial BancGroup Inc                                        64,135
      5,167 Compass Bancshares Inc                                       136,926
      5,163 First Tennessee National Corp                                179,208
      1,871 First Virginia Banks Inc                                      88,162
      3,468 FirstMerit Corp                                               91,555
      1,718 Greater Bay Bancorp                                           42,916
      6,391 Hibernia Corp                                                113,760
      3,920 M&T Bank Corp                                                295,960
      4,152 Marshall & Ilsley Corp                                       223,793
      2,882 Mercantile Bankshares Corp                                   112,773
      8,307 National Commerce Financial Corp                             202,442
      6,550 North Fork Bancorp Inc                                       203,050
      3,231 Pacific Century Financial Corp                                83,327
      1,975 Provident Financial Group Inc                                 65,017
      2,495 Roslyn Bancorp Inc                                            65,619
      1,983 Silicon Valley Bancshares*                                    43,626
      3,181 TCF Financial Corp                                           147,312
      1,452 Westamerica Bancorp                                           56,991
      1,305 Wilmington Trust Corp                                         81,758
                                                                      $2,606,039

BIOTECHNOLOGY --- 5.0%
      2,243 COR Therapeutics Inc*                                         68,412
      7,828 Genzyme Corp*                                                477,498
      3,834 Gilead Sciences Inc*                                         223,100
      6,037 IDEC Pharmaceuticals Corp*                                   408,645
      2,663 Incyte Genomics Inc*                                          65,297
      8,779 Millennium Pharmaceuticals Inc*                              312,357
      1,748 Protein Design Labs Inc*                                     151,656
      2,412 Vertex Pharmaceuticals Inc*                                  119,394
                                                                      $1,826,359

BROADCAST/MEDIA --- 1.5%
      1,391 Chris-Craft Industries Inc*                                   99,317
      1,912 Emmis Communications Corp Class A*                            58,794
      1,820 Entercom Communications Corp*                                 97,570
      4,427 Hispanic Broadcasting Corp*                                  127,011
      4,347 Westwood One Inc*                                            160,187
                                                                        $542,879

BUILDING MATERIALS --- 0.5%
      1,666 Granite Construction Inc                                      42,350
      1,922 Martin Marietta Materials Inc                                 95,120
      2,436 Quanta Services Inc*                                          53,689
                                                                        $191,159

CHEMICALS --- 2.1%
      1,146 A Schulman Inc                                                15,471
      2,750 Airgas Inc*                                                   32,725
      1,871 Albemarle Corp                                                43,351
      2,639 Cabot Corp                                                    95,057
      4,495 Crompton Corp                                                 48,996
      1,634 Cytec Industries Inc*                                         62,092
      1,400 Ferro Corp                                                    30,534
        578 HB Fuller Co                                                  28,842
      4,642 IMC Global Inc                                                47,348
      2,086 Lubrizol Corp                                                 64,770
      4,751 Lyondell Chemical Co                                          73,070
        788 Minerals Technologies Inc                                     33,821
      1,749 Olin Corp                                                     29,716
      4,111 RPM Inc                                                       37,821
      4,192 Solutia Inc                                                   53,448
      1,961 Valspar Corp                                                  69,616
                                                                        $766,678

COMMUNICATIONS - EQUIPMENT --- 1.5%
      1,575 ADTRAN Inc*                                                   32,288
      1,544 ANTEC Corp*                                                   19,146
      3,265 Advanced Fibre Communications*                                68,565
      2,081 CommScope Inc*                                                48,904
      2,668 Harris Corp                                                   72,596
      1,574 L-3 Communications Holdings Inc*                             120,096
      1,952 MasTec Inc*                                                   25,766
      1,934 Plantronics Inc*                                              44,772
      3,373 Polycom Inc*                                                  77,883
      1,733 Sawtek Inc*                                                   40,777
                                                                        $550,793

COMPUTER HARDWARE & SYSTEMS --- 1.5%
     13,752 3Com Corp*                                                    65,322
      1,781 Avocent Corp*                                                 40,518
        971 Cabot Microelectronics Corp*                                  60,202
      2,098 Credence Systems Corp*                                        50,856
      1,594 InFocus Corp*                                                 32,502
      2,557 Mentor Graphics Corp*                                         44,748
      2,055 National Instruments Corp*                                    66,685
      6,024 Quantum Corp-DLT & Storage Systems*                           60,782
      2,726 Sandisk Corp*                                                 76,028
      4,142 Storage Technology Corp*                                      56,994
                                                                        $554,637

COMPUTER SOFTWARE & SERVICES --- 6.8%
      1,247 Advent Software*                                              79,185
      2,014 Affiliated Computer Services Inc Class A*                    144,827
     10,028 Cadence Design Systems Inc*                                  186,822
      5,378 Electronic Arts Inc*                                         311,386
      3,567 Gartner Inc*                                                  32,816
     11,739 Informix Corp*                                                68,556
      1,274 Investment Technology Group Inc*                              64,069
      3,553 Jack Henry & Associates Inc                                  110,143
      2,751 Keane Inc*                                                    60,522
      3,618 Legato Systems Inc*                                           57,707
      2,372 Macromedia Inc*                                               42,696
      2,033 Macrovision Corp*                                            139,261
      5,552 Network Associates Inc*                                       69,122
      8,200 Rational Software Corp*                                      230,010
      1,952 Retek Inc*                                                    93,579
      1,454 Structural Dynamics Research Corp*                            35,623
     10,826 SunGard Data Systems Inc*                                    324,888
      4,088 Sybase Inc*                                                   67,248
      1,636 Sykes Enterprises Inc*                                        17,996
      3,047 Symantec Corp*                                               133,123
      2,457 Synopsys Inc*                                                118,894
      2,200 Titan Corp*                                                   50,380
      1,472 Transaction Systems Architects Inc Class A*                   22,816
      3,006 Wind River Systems*                                           52,485
                                                                      $2,514,154

ELECTRIC COMPANIES --- 5.5%
      3,313 ALLETE Inc                                                    74,543
      3,185 Alliant Energy Corp                                           92,843
      1,063 Black Hills Corp                                              42,764
      1,840 Cleco Corp                                                    41,860
      3,579 Conectiv Inc                                                  77,306
      5,105 DPL Inc                                                      147,841
      2,280 DQE Inc                                                       51,300
      4,704 Energy East Corp                                              98,361
      1,309 Hawaiian Electric Industries Inc                              50,004
      1,523 IDACORP Inc                                                   53,122
      2,501 Kansas City Power & Light Co                                  61,400
      4,154 Montana Power Co                                              48,186
      2,147 NSTAR                                                         91,376
      5,788 Northeast Utilities                                          120,101
      3,149 OGE Energy Corp                                               71,199
      4,409 Potomac Electric Power Co                                     92,236
      1,586 Public Service Co of New Mexico                               50,911
      3,466 Puget Energy Inc                                              90,809
      4,213 Scana Corp                                                   119,649
      3,200 Sierra Pacific Resources                                      51,168
      5,460 Teco Energy Inc                                              166,530
      4,588 UtiliCorp United Inc                                         140,163
      2,842 Western Resources Inc                                         61,103
      4,767 Wisconsin Energy Corp                                        113,312
                                                                      $2,008,087

ELECTRONIC INSTRUMENTS & EQUIP --- 8.2%
      4,007 Arrow Electronics Inc*                                        97,330
     18,694 Atmel Corp*                                                  252,182
      4,764 Avnet Inc                                                    106,809
      3,200 Cirrus Logic Inc*                                             73,696
      5,137 Cypress Semiconductor Corp*                                  122,517
      1,094 DSP Group Inc*                                                23,466
      2,383 Hubbell Inc Class B                                           69,107
      4,335 Integrated Device Technology Inc*                            137,376
      2,505 International Rectifier Corp*                                 85,421
      3,545 KEMET Corp*                                                   70,226
      1,903 LTX Corp*                                                     48,641
      5,004 Lam Research Corp*                                           148,369
      4,375 Lattice Semiconductor Corp*                                  106,750
      1,585 MIPS Technologies Inc*                                        15,216
      3,708 Micrel Inc*                                                  122,364
      5,280 Microchip Technology Inc*                                    176,510
      2,820 NVIDIA Corp*                                                 261,555
      1,452 Newport Corp                                                  38,478
      1,642 Plexus Corp*                                                  54,186
      6,605 RF Micro Devices Inc*                                        178,137
      5,917 SCI Systems Inc*                                             150,884
      1,595 SPX Corp*                                                    199,662
      2,810 Semtech Corp*                                                 84,300
      3,403 TranSwitch Corp*                                              37,433
      3,240 TriQuint Semiconductor Inc*                                   72,900
      5,552 Vishay Intertechnology Inc*                                  127,696
      5,279 Waters Corp*                                                 145,753
                                                                      $3,006,964

FINANCIAL SERVICES --- 4.4%
      3,341 AmeriCredit Corp*                                            173,565
      1,984 Astoria Financial Corp                                       109,120
      4,636 Dime Bancorp Inc                                             172,691
      5,463 Golden State Bancorp                                         168,260
      4,090 GreenPoint Financial Corp                                    157,056
      2,446 IndyMac Bancorp Inc*                                          65,553
      1,267 Investors Financial Services Corp                             84,889
      1,023 NCO Group Inc*                                                31,641
      1,983 Neuberger Berman Inc                                         134,844
      1,799 PMI Group Inc                                                130,715
      4,376 SEI Investments Co                                           207,422
      9,999 Sovereign Bancorp Inc                                        129,987
      1,983 Webster Financial Corp                                        65,003
                                                                      $1,630,746

FOOD & BEVERAGES --- 2.5%
      1,431 Bob Evans Farms Inc                                           25,758
      1,452 Dean Foods Co                                                 58,370
      2,280 Dole Food Co Inc                                              43,434
      1,155 Dreyer's Grand Ice Cream Inc                                  32,225
      5,573 Hormel Foods Corp                                            135,647
      4,244 IBP Inc                                                      107,161
      2,055 Interstate Bakeries Corp                                      32,880
        962 JM Smucker Co                                                 25,012
      1,216 Lance Inc                                                     16,416
      2,791 McCormick & Co Inc (nonvtg)                                  117,278
      6,321 PepsiAmericas Inc                                             84,069
      1,913 Sensient Technologies Corp                                    39,255
      1,104 Suiza Foods Corp*                                             58,622
      2,051 Tootsie Roll Industries Inc                                   79,046
      8,977 Tyson Foods Inc Class A                                       82,678
                                                                        $937,851

GOLD, METALS & MINING --- 0.3%
      4,366 AK Steel Holding Corp                                         54,750
        910 Carpenter Technology Corp                                     26,654
        972 Ryerson Tull Inc                                              13,112
      1,850 UCAR International Inc*                                       22,108
                                                                        $116,624

HEALTH CARE RELATED --- 4.8%
      2,137 AmeriSource Health Corp Class A*                             118,176
      2,175 Apria Healthcare Group Inc*                                   62,749
      5,440 Bergen Brunswig Corp Class A                                 104,557
      2,371 Covance Inc*                                                  53,703
      3,168 Express Scripts Inc Class A*                                 174,335
      3,944 First Health Group Corp*                                      95,129
      9,876 Health Management Associates Inc Class A*                    207,791
      4,996 Health Net Inc*                                               86,930
      1,286 LifePoint Hospitals Inc*                                      56,944
      4,332 Lincare Holdings Inc*                                        130,003
      3,722 Omnicare Inc                                                  75,184
      3,997 Oxford Health Plans Inc*                                     114,314
      1,330 PacifiCare Health Systems Inc*                                21,679
      3,798 Quest Diagnostics Inc*                                       284,280
      2,870 Triad Hospitals Inc*                                          84,579
      1,473 Trigon Healthcare Inc*                                        95,524
                                                                      $1,765,877

HOMEBUILDING --- 0.5%
      5,564 Clayton Homes Inc                                             87,466
      2,574 Lennar Corp                                                  107,336
                                                                        $194,802

INSURANCE RELATED --- 3.3%
      2,126 Allmerica Financial Corp                                     122,245
      2,759 American Financial Group Inc                                  83,598
      3,270 Arthur J Gallagher & Co                                       85,020
      1,871 Everst Re Group Ltd                                          139,951
      2,392 HCC Insurance Holdings Inc                                    58,604
      1,656 Horace Mann Educators Corp                                    35,687
      2,231 Leucadia National Corp*                                       72,396
      1,994 Mony Group Inc                                                80,019
      2,464 Ohio Casualty Corp                                            31,909
      4,771 Old Republic International Corp                              138,359
      2,777 Protective Life Corp                                          95,445
      3,752 Radian Group Inc                                             151,768
      2,730 Unitrin Inc                                                  104,832
                                                                      $1,199,833

INVESTMENT BANK/BROKERAGE FIRM --- 1.7%
      3,236 AG Edwards Inc                                               145,620
     12,833 E*TRADE Group Inc*                                            82,773
      2,810 Eaton Vance Corp                                              97,788
      2,300 LaBranche & Co Inc*                                           66,700
      2,610 Legg Mason Inc                                               129,874
      3,234 Waddell & Reed Financial Class A                             102,680
                                                                        $625,435

LEISURE & ENTERTAINMENT --- 1.9%
      3,076 Callaway Golf Co                                              48,601
      1,379 GTECH Holdings Corp*                                          48,968
      2,991 International Game Technology*                               187,685
      2,143 International Speedway Corp Class A                           90,006
      3,038 Mandalay Resort Group*                                        83,241
     11,954 Park Place Entertainment Corp*                               144,643
      3,740 Six Flags Inc*                                                78,690
                                                                        $681,834

MANUFACTURING --- 3.4%
      2,924 AGCO Corp                                                     26,755
      1,223 Albany International Corp Class A*                            23,115
      2,888 American Standard Cos Inc*                                   173,569
      1,319 Ametek Inc                                                    40,295
      1,227 Carlisle Cos Inc                                              42,785
      2,886 Diebold Inc                                                   92,785
      1,799 Donaldson Co Inc                                              56,039
      1,850 Federal Signal Corp                                           43,420
      1,526 Flowserve Corp*                                               46,925
      2,024 Furniture Brands International Inc*                           56,672
      1,625 Harsco Corp                                                   44,086
      2,533 Hillenbrand Industries Inc                                   144,660
      1,401 Imation Corp*                                                 35,305
      1,237 Kaydon Corp                                                   31,729
      1,247 Kennametal Inc                                                46,014
        215 NCH Corp                                                       8,407
      1,329 Nordson Corp                                                  30,979
      1,973 Pentair Inc                                                   66,687
      1,145 Stewart & Stevenson Services Inc                              37,785
        747 Tecumseh Products Co Class A                                  36,977
      1,554 Teleflex Inc                                                  68,376
      1,513 Trinity Industries Inc                                        31,017
      1,544 York International Corp                                       54,071
                                                                      $1,238,453

MEDICAL PRODUCTS --- 1.6%
      4,244 Apogent Techologies Inc*                                     104,402
      2,428 Beckman Coulter Inc                                           99,062
      2,086 Dentsply International Inc                                    92,514
      2,382 Edwards Lifesciences Corp*                                    62,790
      2,627 MiniMed Inc*                                                 126,096
      2,791 Steris Corp*                                                  55,960
      2,264 VISX Inc*                                                     43,808
                                                                        $584,632

MISCELLANEOUS --- 1.2%
      1,892 Blyth Industries Inc                                          48,643
      1,840 Carter-Wallace Inc                                            35,604
      1,544 Church & Dwight Co Inc                                        39,295
      3,864 Dial Corp                                                     55,062
      3,699 Energizer Holdings Inc*                                       84,892
      1,504 Lancaster Colony Corp                                         49,602
      2,995 Perrigo Co*                                                   49,987
      3,190 Sensormatic Electronics Corp*                                 54,230
      2,452 Sotheby's Holdings Inc Class A*                               39,551
                                                                        $456,866

OFFICE EQUIPMENT & SUPPLIES --- 0.6%
      2,373 HON Industries Inc                                            57,474
      3,048 Herman Miller Inc                                             73,762
      2,981 Reynolds & Reynolds Co Class A                                65,433
      1,666 Wallace Computer Services Inc                                 27,556
                                                                        $224,225

OIL & GAS --- 5.7%
      6,646 BJ Services Co*                                              188,613
      2,193 Cooper Cameron Corp*                                         122,369
      5,613 ENSCO International Inc                                      131,344
      7,126 Global Marine Inc*                                           132,757
      4,436 Grant Prideco Inc*                                            77,586
      2,553 Hanover Compressor Co*                                        84,479
      2,064 Helmerich & Payne Inc                                         63,612
      2,350 Marine Drilling Cos Inc*                                      44,909
      1,820 Murphy Oil Corp                                              133,952
      3,284 National-Oilwell Inc*                                         88,011
      2,290 Noble Affiliates Inc                                          80,952
      6,879 Ocean Energy Inc                                             120,039
      3,140 Pennzoil-Quaker State Co                                      35,168
      3,987 Pioneer Natural Resources Co*                                 67,978
      2,050 Smith International Inc*                                     122,795
      2,450 Tidewater Inc                                                 92,365
      2,878 Ultramar Diamond Shamrock Corp                               135,986
      2,460 Valero Energy Corp                                            90,479
      3,889 Varco International Inc*                                      72,374
      4,588 Weatherford International Inc*                               220,224
                                                                      $2,105,992

PAPER & FOREST PRODUCTS --- 1.2%
      2,048 Bowater Inc                                                   91,628
      3,241 Georgia-Pacific Group                                        115,866
      2,046 Longview Fibre Co                                             25,207
      1,688 PH Glatfelter Co                                              24,071
      1,104 Rayonier Inc                                                  51,281
      3,858 Sonoco Products Co                                            95,987
      2,116 Wausau-Mosinee Paper Corp                                     27,275
                                                                        $431,315

PHARMACEUTICALS --- 2.1%
      1,425 Barr Laboratories Inc*                                       100,334
      3,281 ICN Pharmaceuticals Inc                                      104,073
      8,078 IVAX Corp*                                                   315,042
      5,061 Mylan Laboratories Inc                                       142,366
      3,139 Sepracor Inc*                                                124,932
                                                                        $786,747

PRINTING & PUBLISHING --- 1.8%
      4,381 Belo Corp Class A                                             82,538
      1,166 Houghton Mifflin Co                                           69,878
      1,779 Lee Enterprises Inc                                           58,707
        905 Media General Inc Class A                                     41,630
      4,141 Reader's Digest Association Inc Class A                      119,054
      1,421 Scholastic Corp*                                              63,945
        379 Washington Post Co Class B                                   217,546
                                                                        $653,298

RAILROADS --- 0.1%
      1,891 Wisconsin Central Transportation Corp*                        31,636
                                                                         $31,636

RESTAURANTS --- 0.7%
      4,047 Brinker International Inc*                                   104,615
      2,240 CBRL Group Inc                                                37,968
      1,007 Lone Star Steakhouse & Saloon Inc                             13,081
      3,058 Outback Steakhouse Inc*                                       88,070
        900 Papa John's International Inc*                                22,815
                                                                        $266,549

RETAIL --- 4.6%
      4,008 Abercrombie & Fitch Co*                                      178,356
      2,807 American Eagle Outfitters Inc*                                98,919
      2,934 BJ's Wholesale Club Inc*                                     156,265
      2,637 Barnes & Noble Inc*                                          103,766
      3,190 Borders Group Inc*                                            71,456
      3,533 CDW Computer Centers Inc*                                    140,295
      1,943 Claire's Stores Inc                                           37,616
      4,528 Dollar Tree Stores Inc*                                      126,060
      6,932 Family Dollar Stores Inc                                     177,667
      1,531 Fastenal Co                                                   94,891
      1,192 Lands' End Inc*                                               47,859
      1,932 Neiman Marcus Group Inc*                                      59,892
        891 Payless ShoeSource Inc*                                       57,648
      3,267 Ross Stores Inc                                               78,245
      1,841 Ruddick Corp                                                  31,205
      5,736 Saks Inc*                                                     55,066
      2,178 Tech Data Corp*                                               72,658
      2,280 Williams-Sonoma Inc*                                          88,510
                                                                      $1,676,374

SPECIALIZED SERVICES --- 6.5%
      3,629 Acxiom Corp*                                                  47,504
      4,696 Apollo Group Inc Class A*                                    199,345
      2,340 BISYS Group Inc*                                             138,060
        977 Banta Corp                                                    28,626
      2,137 CSG Systems International Inc*                               121,296
      2,241 Catalina Marketing Corp*                                      68,373
      5,869 Ceridian Corp*                                               112,509
      3,068 CheckFree Corp*                                              107,595
      2,514 ChoicePoint Inc*                                             105,714
      2,024 Covanta Energy Corp*                                          37,363
      4,961 DST Systems Inc*                                             261,445
      2,814 DeVry Inc*                                                   101,642
      3,231 Dun & Bradstreet Corp*                                        91,114
      1,727 Dycom Industries Inc*                                         39,600
      3,539 Galileo International Inc                                    115,018
      2,590 Harte-Hanks Inc                                               64,128
      1,073 Jacobs Engineering Group Inc*                                 69,992
      1,459 Kelly Services Inc Class A                                    35,381
      1,493 Korn/Ferry International*                                     23,142
      3,057 Manpower Inc                                                  91,404
      3,886 Modis Professional Services Inc*                              26,813
      2,648 NOVA Corp*                                                    83,280
      2,116 Pittston Brink's Group                                        47,166
      2,607 Powerwave Technologies Inc*                                   37,802
      2,209 Price Communications Corp*                                    44,600
      1,227 Rollins Inc                                                   24,430
      1,533 Sylvan Learning Systems Inc*                                  37,252
      2,852 United Rentals Inc*                                           74,009
      2,168 Valassis Communications Inc*                                  77,614
      3,562 Viad Corp                                                     94,037
                                                                      $2,406,254

TELEPHONE & TELECOMMUNICATIONS --- 1.3%
      8,792 Broadwing Inc*                                               214,964
      2,372 Telephone & Data Systems Inc                                 257,955
                                                                        $472,919

TEXTILES --- 1.0%
      1,769 Coach Inc*                                                    67,310
      4,861 Jones Apparel Group Inc*                                     209,995
      2,117 Mohawk Industries Inc*                                        74,518
      2,208 Unifi Inc*                                                    18,768
                                                                        $370,591

TOBACCO --- 0.6%
      4,081 RJ Reynolds Tobacco Holdings Inc                             222,823
                                                                        $222,823

TRANSPORTATION --- 1.1%
      1,656 Alexander & Baldwin Inc                                       42,642
      3,405 CH Robinson Worldwide Inc                                     94,965
      1,962 GATX Corp                                                     78,676
      1,401 JB Hunt Transport Services Inc*                               25,582
      1,411 Newport News Shipbuilding Inc                                 86,424
      1,380 Overseas Shipholding Group Inc                                42,145
      2,576 Swift Transportation Co Inc*                                  49,614
                                                                        $420,048

UTILITIES --- 1.5%
      2,178 AGL Resources Inc                                             51,728
      2,638 Equitable Resources Inc                                       87,872
      2,758 MDU Resources Group Inc                                       87,263
      1,595 National Fuel Gas Co                                          82,924
      3,250 Questar Corp                                                  80,470
      2,719 Vectren Corp                                                  56,283
      1,891 WGL Holdings Inc                                              51,265
      1,294 Western Gas Resources Inc*                                    42,184
                                                                        $539,989

WATER --- 0.4%
      3,995 American Water Works Co Inc                                  131,715
                                                                        $131,715

TOTAL COMMON STOCK --- 96.5%                                         $35,537,103
(Cost $34,993,691)

SHORT-TERM INVESTMENTS

AGENCY --- 3.3%
  1,200,000 Federal Home Loan Bank                                     1,199,737
                                                                      $1,199,737

U.S. GOVERNMENTS --- 0.3%
    100,000 United States of America                                      99,164
                                                                         $99,164

TOTAL SHORT-TERM INVESTMENTS --- 3.5%                                 $1,298,901
(Cost $1,298,901)

TOTAL INDEX 400 PORTFOLIO --- 100.0%                                 $36,836,004
(Cost $36,292,592)


The Maxim Series Fund

Index 600 Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 0.8%
      2,070 AAR Corp                                                      35,397
      1,080 Alliant Techsystems Inc*                                      97,092
      2,477 BE Aerospace Inc*                                             47,187
      2,980 Orbital Sciences Corp*                                        11,562
      2,500 Teledyne Technologies Inc*                                    38,000
                                                                        $229,238

AGRICULTURE --- 0.6%
      2,770 Corn Products International Inc                               88,640
      3,441 DIMON Inc                                                     34,410
      3,026 Delta & Pine Land Co                                          59,461
                                                                        $182,511

AIRLINES --- 1.0%
      3,360 Atlantic Coast Airlines Holdings Inc*                        100,766
      2,190 Frontier Airlines Inc*                                        26,828
      2,600 Mesa Air Group Inc*                                           32,110
      1,100 Midwest Express Holdings Inc*                                 19,085
      4,388 SkyWest Inc                                                  122,864
                                                                        $301,653

AUTO PARTS & EQUIPMENT --- 0.4%
      1,514 Applied Industrial Technologies Inc                           28,690
      2,000 Intermet Corp                                                 11,300
      1,200 Midas Inc                                                     15,120
        941 Standard Motor Products Inc                                   12,515
      1,650 TBC Corp*                                                     15,807
      2,840 Tenneco Automotive Inc                                         9,258
      3,472 Tower Automotive Inc*                                         35,588
                                                                        $128,278

BANKS --- 5.0%
      1,804 American Financial Holdings Inc*                              42,574
      2,014 Chittenden Corp                                               67,771
      2,504 Commerce Bancorp Inc                                         175,530
      4,021 Commercial Federal Corp                                       92,885
      3,226 Community First Bankshares Inc                                74,198
      4,033 Cullen/Frost Bankers Inc                                     136,517
      1,800 East West Bancorp Inc                                         48,600
      2,060 First BanCorp                                                 55,599
      3,178 First Midwest Bancorp Inc                                     94,228
        900 GBC Bancorp                                                   25,695
      3,678 Hudson United Bancorp                                         93,789
      2,014 Provident Bankshares Corp                                     50,229
      2,230 Riggs National Corp                                           37,888
      3,339 South Finanical Group Inc                                     63,040
      2,544 Southwest Bancorp of Texas Inc*                               76,854
      2,040 Sterling Bancshares Inc                                       39,127
      3,045 Susquehanna Bancshares Inc                                    61,966
      4,870 TrustCo Bank Corp NY                                          65,015
      1,474 UCBH Holdings Inc                                             44,736
      3,254 United Bankshares Inc                                         87,207
      2,038 Whitney Holding Corp                                          95,582
                                                                      $1,529,030

BIOTECHNOLOGY --- 2.6%
      4,912 Advanced Tissue Sciences Inc*                                 24,560
      3,900 Alliance Pharmaceutical Corp*                                  8,775
      1,551 ArQule Inc*                                                   33,502
      4,450 Bio-Technology General Corp*                                  58,295
      3,860 Cephalon Inc*                                                272,130
      2,014 Enzo Biochem Inc*                                             69,080
      2,574 IDEXX Laboratories Inc*                                       80,438
      2,730 Organogenesis Inc*                                            20,202
      3,412 Regeneron Pharmaceuticals Inc*                               118,226
      3,238 Techne Corp*                                                 105,235
                                                                        $790,443

BUILDING MATERIALS --- 0.6%
      2,170 Apogee Enterprises Inc                                        27,103
      1,485 Elcor Corp                                                    30,071
      4,370 Lennox International Inc                                      47,852
        940 Simpson Manufacturing Co Inc*                                 56,870
      1,530 Universal Forest Products Inc                                 34,425
                                                                        $196,321

CHEMICALS --- 1.6%
      1,740 Arch Chemicals Inc                                            37,984
      1,990 Cambrex Corp                                                 100,654
      1,117 ChemFirst Inc                                                 29,265
      2,500 Georgia Gulf Corp                                             38,750
      2,480 MacDermid Inc                                                 44,640
      1,200 Material Sciences Corp*                                       11,856
      2,061 Mississippi Chemical Corp                                      6,368
      1,870 OM Group Inc                                                 105,188
      3,160 Omnova Solutions Inc                                          23,005
        580 Penford Corp                                                   6,728
      7,355 PolyOne Corp                                                  76,566
        720 Quaker Chemical Corp                                          13,680
                                                                        $494,684

COMMUNICATIONS - EQUIPMENT --- 1.8%
      2,200 Allen Telecom Inc*                                            33,000
      2,812 Anixter International Inc*                                    86,328
      4,080 Aspect Communications Corp*                                   28,519
      1,800 Audiovox Corp Class A*                                        19,980
        850 Bel Fuse Inc Class B                                          28,263
      4,390 Brightpoint Inc*                                              12,731
        898 Brooktrout Inc*                                                6,933
      3,434 Cable Design Technologies Corp*                               55,493
      5,730 DMC Stratex Networks Inc*                                     57,300
      1,000 Davox Corp*                                                    8,300
      4,600 Harmonic Inc*                                                 46,000
      1,940 Inter-Tel Inc                                                 23,105
      2,600 International FiberCom Inc*                                    6,500
      2,120 Proxim Inc*                                                   29,892
      1,100 SBS Technologies Inc*                                         20,812
      1,855 SymmetriCom Inc*                                              27,157
      1,700 ViaSat Inc*                                                   40,596
                                                                        $530,909

COMPUTER HARDWARE & SYSTEMS --- 0.2%
      3,540 Auspex Systems Inc*                                           25,276
      1,150 Digi International Inc*                                       10,051
      1,660 Network Equipment Technologies Inc*                            5,312
      1,230 Standard Microsystems Corp*                                   22,017
                                                                         $62,656

COMPUTER SOFTWARE & SERVICES --- 5.7%
      3,238 American Management Systems Inc*                              76,417
      1,830 Analysts International Corp                                    8,162
      2,390 Aspen Technology Inc*                                         57,838
      2,942 Avant! Corp*                                                  39,129
      2,000 Avid Technology Inc*                                          31,400
      1,800 Aware Inc*                                                    16,200
      1,665 BARRA Inc*                                                    65,185
      1,200 Bell Microproducts Inc*                                       14,352
        890 CACI International Inc Class A*                               41,830
      4,496 CIBER Inc*                                                    42,712
      2,400 Captaris Inc*                                                  4,992
      1,710 Carreker Corp*                                                36,765
      1,020 Catapult Communications Corp*                                 22,950
      1,620 Computer Task Group Inc*                                       5,897
      1,310 Concord Communications Inc*                                   11,790
      3,089 Dendrite International Inc*                                   23,168
      1,718 Fair Isaac & Co Inc                                          106,207
      2,760 FileNET Corp*                                                 40,848
      1,700 Gerber Scientific Inc                                         18,615
      2,681 HNC Software Inc*                                             52,280
      1,970 Hutchinson Technology Inc*                                    37,529
      2,538 Hyperion Solutions Corp*                                      38,070
      1,140 Innovex Inc*                                                   4,184
      2,630 InterVoice-Brite Inc*                                         28,930
        960 Kronos Inc*                                                   39,312
      1,330 MICROS Systems Inc*                                           29,260
      1,760 MRO Software Inc*                                             27,808
      1,150 MapInfo Corp*                                                 25,300
      2,230 NYFIX Inc*                                                    71,249
      1,450 PC-Tel Inc*                                                   13,355
      1,920 Phoenix Technologies Ltd*                                     28,032
      2,739 Progress Software Corp*                                       44,372
      1,240 QRS Corp*                                                     20,584
      4,472 RSA Security  Inc*                                           138,408
      1,360 RadiSys Corp*                                                 31,076
      2,130 Radiant Systems Inc*                                          34,336
      2,000 Rainbow Technologies Inc*                                     11,180
      9,310 Read-Rite Corp*                                               48,878
      2,410 Remedy Corp*                                                  83,868
      1,275 Roxio Inc*                                                    16,575
      1,170 SCM Microsystems Inc*                                         12,168
      1,100 SPSS Inc*                                                     17,391
      2,600 Systems & Computer Tech Corp*                                 23,530
      1,669 THQ Inc*                                                      99,522
      2,700 Verity Inc*                                                   53,865
      2,500 Visual Networks Inc*                                          21,875
      1,280 ZixIt Corp*                                                   11,712
      1,900 ePresence Inc*                                                 7,828
                                                                      $1,736,934

COSMETICS & PERSONAL CARE --- 0.3%
      5,088 NBTY Inc*                                                     63,295
      1,285 Nature's Sunshine Products Inc                                15,202
                                                                         $78,497

DISTRIBUTORS --- 1.9%
      3,403 Fleming Cos Inc                                              121,487
        900 Nash-Finch Co                                                 21,240
      2,630 Owens & Minor Inc                                             49,970
      5,239 Patterson Dental Co*                                         157,170
      2,831 Performance Food Group Co*                                    85,581
      3,553 Priority Healthcare Corp*                                    100,479
      1,460 United Natural Foods Inc*                                     30,587
                                                                        $566,514

ELECTRIC COMPANIES --- 1.4%
      3,700 Avista Corp                                                   73,926
        570 Bangor-Hydro Electric Co                                      15,151
      1,276 CH Energy Group Inc                                           56,080
        900 Central Vermont Public Service Corp                           17,019
        440 Green Mountain Power Corp                                      7,022
      1,870 NorthWestern Corp                                             41,888
      2,700 RGS Energy Group Inc                                         101,250
      1,130 UIL Holdings Corp                                             54,907
      2,600 UniSource Energy Corp                                         59,722
                                                                        $426,965

ELECTRONIC INSTRUMENTS & EQUIP --- 5.4%
      1,850 AO Smith Corp                                                 33,115
      3,225 APW Ltd*                                                      32,734
      4,600 Aeroflex Inc*                                                 48,300
      3,373 Alpha Industries Inc*                                         99,672
      1,000 Analogic Corp                                                 45,550
      2,990 Artesyn Technologies Inc*                                     38,571
      1,080 AstroPower Inc*                                               56,311
      2,632 Baldor Electric Co                                            56,246
      1,910 Belden Inc                                                    51,093
      1,510 Benchmark Electronics Inc*                                    36,784
      1,490 Black Box Corp*                                              100,366
      2,030 C&D Technologies Inc                                          62,930
      2,540 C-COR.net Corp*                                               30,480
      2,400 Checkpoint Systems Inc*                                       42,720
      2,150 Coherent Inc*                                                 77,766
      1,600 Cohu Inc                                                      36,000
      2,120 Electro Scientific Industries Inc*                            80,772
      2,500 Harman International Industries Inc                           95,225
      1,200 Itron Inc*                                                    22,764
      1,250 Keithley Instruments Inc                                      26,625
      1,800 MagneTek Inc*                                                 22,500
      1,710 Mercury Computer Systems Inc*                                 75,411
      2,860 Methode Electronics Inc Class A                               24,596
      1,537 Park Electrochemical Corp                                     40,577
        990 Photon Dynamics Inc*                                          26,730
      2,165 Pioneer-Standard Electronics Inc                              27,712
      1,220 Rogers Corp*                                                  32,330
      2,780 SLI Inc                                                       22,935
      5,042 Stratos Lightwave Inc*                                        65,546
      2,600 Technitrol Inc                                                67,600
      1,694 Three-Five Systems Inc*                                       30,458
      1,910 Trimble Navigation Ltd*                                       37,226
      3,311 Vicor Corp*                                                   53,969
      2,080 Watsco Inc                                                    29,328
      1,650 X-Rite Inc                                                    14,586
                                                                      $1,645,528

ELECTRONICS - SEMICONDUCTOR --- 4.6%
      2,362 ATMI Inc*                                                     70,860
      1,730 AXT Inc*                                                      46,191
      1,852 Actel Corp*                                                   45,467
      7,630 Adaptec Inc*                                                  75,842
      2,460 Advanced Energy Industries Inc*                              101,524
      3,340 Alliance Semiconductor Corp*                                  40,147
      7,600 Axcelis Technologies Inc*                                    112,480
      1,350 Brooks Automation Inc*                                        62,235
      2,400 Cymer Inc*                                                    60,696
      1,400 DuPont Photomasks Inc*                                        67,550
      3,320 ESS Technology Inc*                                           23,240
      1,760 Elantec Semiconductor Inc*                                    59,470
      1,630 Electroglas Inc*                                              28,851
      2,920 General Semiconductor Inc*                                    30,543
      1,770 Helix Technology Corp                                         53,950
      5,000 Kopin Corp*                                                   60,700
      3,800 Kulicke & Soffa Industries Inc*                               65,208
      1,080 Microsemi Corp*                                               76,680
      1,960 Pericom Semiconductor Corp*                                   30,811
      2,340 Photronics Inc*                                               60,044
      2,120 Power Integrations Inc*                                       33,072
      6,450 SONICblue Inc*                                                21,285
      2,370 SpeedFam-IPEC Inc*                                             7,560
        960 Supertex Inc*                                                 11,846
      1,720 Ultratech Stepper Inc*                                        44,118
      2,523 Varian Semiconductor Equipment Associates Inc*               105,966
                                                                      $1,396,336

ENGINEERING & CONSTRUCTION --- 1.0%
        500 Butler Manufacturing Co                                       12,500
      1,460 Florida Rock Industries Inc                                   68,474
      3,200 Foster Wheeler Ltd*                                           28,960
      5,776 Massey Energy Co                                             114,134
      1,630 Texas Industries Inc                                          56,056
      1,310 URS Corp*                                                     35,370
                                                                        $315,494

FINANCIAL SERVICES --- 0.1%
      1,881 Cash America International Inc                                15,989
      3,280 Mutual Risk Management Ltd                                    29,192
                                                                         $45,181

FOOD & BEVERAGES --- 2.1%
      1,360 American Italian Pasta Co Class A*                            63,104
        660 Coca-Cola Bottling Co Consolidated                            25,971
      3,261 Constellation Brands Inc Class A*                            133,701
      3,310 Earthgrains Co                                                86,060
      2,600 Hain Celestial Group Inc*                                     57,200
      1,460 International Multifoods Corp                                 30,295
        670 J&J Snack Foods Corp*                                         14,841
      2,350 Ralcorp Holdings Inc*                                         44,039
      4,151 Smithfield Foods Inc*                                        167,285
                                                                        $622,496

GOLD, METALS & MINING --- 0.8%
      1,095 AM Castle & Co                                                14,761
        810 Cleveland-Cliffs Inc                                          14,985
      1,013 Commercial Metals Co                                          32,446
      1,250 Commonwealth Industries Inc                                    5,600
      1,310 IMCO Recycling Inc                                             9,301
      1,047 Quanex Corp                                                   27,117
      3,520 Steel Dynamics Inc*                                           44,000
        800 Steel Technologies Inc                                         5,704
      3,020 Stillwater Mining Co*                                         88,335
                                                                        $242,249

HARDWARE & TOOLS --- 0.6%
      2,240 Scotts Co Class A*                                            92,848
      1,000 Toro Co                                                       44,950
      1,220 WD-40 Co                                                      31,842
                                                                        $169,640

HEALTH CARE RELATED --- 5.0%
      2,010 Accredo Health Inc*                                           74,752
      2,327 AdvancePCS*                                                  149,044
      5,022 Coventry Health Care Inc*                                    101,444
      1,470 Cryolife Inc*                                                 60,138
        551 Curative Health Services Inc*                                  3,471
      5,094 Hooper Holmes Inc                                             52,214
      1,250 Impath Inc*                                                   55,375
      1,660 MAXIMUS Inc*                                                  66,549
      3,736 Mid Atlantic Medical Services Inc*                            66,986
      3,840 Orthodontic Centers of America Inc*                          116,698
      1,920 PAREXEL International Corp*                                   37,440
      1,810 Pediatrix Medical Group Inc*                                  60,092
      4,009 Pharmaceutical Product Development Inc*                      122,315
      2,430 Province Healthcare Co*                                       85,755
      1,310 RehabCare Group Inc*                                          63,142
      3,700 Renal Care Group Inc*                                        121,693
      2,210 Sierra Health Services Inc*                                   15,492
      7,340 US Oncology Inc*                                              65,253
      4,657 Universal Health Services Inc Class B*                       211,894
                                                                      $1,529,747

HEAVY TRUCKS & PARTS --- 0.3%
      1,300 Oshkosh Truck Corp                                            57,525
      1,620 Titan International Inc                                        6,610
      1,750 Wabash National Corp                                          21,175
                                                                         $85,310

HOMEBUILDING --- 2.2%
      3,730 Champion Enterprises Inc*                                     42,447
      5,915 DR Horton Inc                                                134,271
      1,470 Del Webb Corp*                                                56,874
      2,510 Fleetwood Enterprises Inc                                     35,341
      1,899 MDC Holdings Inc                                              67,225
        627 NVR Inc*                                                      92,796
      1,040 Ryland Group Inc                                              52,624
        639 Skyline Corp                                                  17,381
      2,330 Standard Pacific Corp                                         53,940
      2,860 Toll Brothers Inc*                                           112,427
                                                                        $665,326

HOTELS/MOTELS --- 0.2%
      2,300 Marcus Corp                                                   32,085
      3,512 Prime Hospitality Corp*                                       41,617
                                                                         $73,702

HOUSEHOLD GOODS --- 1.0%
      1,800 Applica Inc*                                                  14,328
        900 Bassett Furniture Industries Inc                              11,322
      3,090 Ethan Allen Interiors Inc                                    100,425
      2,490 Fedders Corp                                                  12,948
      4,703 La-Z-Boy Inc                                                  87,006
      1,180 Libbey Inc                                                    46,858
        556 National Presto Industries Inc                                16,513
      1,100 Royal Appliance Manufacturing Co*                              6,688
        900 Salton Inc*                                                   16,020
                                                                        $312,108

INSURANCE RELATED --- 2.2%
      1,569 Delphi Financial Group Inc Class A                            60,407
      6,124 Fidelity National Financial Inc                              150,467
      5,040 First American Financial Corp                                 95,458
      5,540 Fremont General Corp                                          36,010
      1,060 Hilb Rogal & Hamilton Co                                      46,375
      1,387 LandAmerica Financial Group Inc                               44,176
      1,060 Philadelphia Consolidated Holding Corp*                       36,867
        770 RLI Corp                                                      34,588
        750 SCPIE Holdings Inc                                            15,150
      1,970 Selective Insurance Group Inc                                 52,560
      2,886 Trenwick Group Ltd                                            66,147
      1,360 Zenith National Insurance Corp                                36,720
                                                                        $674,925

INVESTMENT BANK/BROKERAGE FIRM --- 0.8%
      1,930 Jefferies Group Inc                                           62,532
      3,720 Raymond James Financial Inc                                  113,832
      1,250 Southwest Securities Group Inc                                25,875
      1,900 Tucker Anthony Sutro Corp                                     41,800
                                                                        $244,039

LEISURE & ENTERTAINMENT --- 2.3%
      1,160 Anchor Gaming*                                                74,959
      1,830 Arctic Cat Inc                                                26,535
      2,960 Aztar Corp*                                                   35,816
      2,271 Bally Total Fitness*                                          67,244
      1,200 Coachmen Industries Inc                                       15,900
        780 Huffy Corp*                                                    7,519
      1,400 JAKKS Pacific Inc*                                            26,180
      1,415 K2 Inc*                                                       16,173
      1,250 Meade Instruments Corp*                                        8,413
      2,948 Midway Games Inc*                                             54,538
      1,500 Monaco Coach Corp*                                            49,800
      2,060 Pinnacle Entertainment Inc*                                   15,141
      1,837 Polaris Industries Inc                                        84,135
      1,340 SCP Pool Corp*                                                46,150
      2,100 Sturm Ruger & Co Inc                                          20,580
        940 Thor Industries Inc                                           30,992
      2,468 WMS Industries Inc*                                           79,396
      1,600 Winnebago Industries Inc                                      49,200
                                                                        $708,671

MACHINERY --- 0.4%
      1,190 Gardner Denver Inc*                                           24,455
      1,904 Manitowoc Co Inc                                              56,168
      2,582 Milacron Inc                                                  40,460
                                                                        $121,083

MANUFACTURING --- 6.9%
        670 Amcast Industrial Corp                                         5,729
      2,800 AptarGroup Inc                                                90,804
      1,800 Armor Holdings Inc*                                           27,000
      1,500 Astec Industries Inc*                                         25,875
      2,140 BMC Industries Inc                                            12,840
      1,460 Barnes Group Inc                                              36,062
      1,790 Brady Corp Class A                                            64,673
      1,686 Briggs & Stratton Corp                                        70,981
      1,310 Brush Engineered Materials Inc                                20,960
      1,930 CLARCOR Inc                                                   51,821
      2,190 CTS Corp                                                      44,895
      1,260 CUNO Inc*                                                     37,800
      3,381 Cognex Corp*                                                 114,447
      1,740 Dionex Corp*                                                  57,855
      1,600 Esterline Technologies Corp*                                  34,800
      1,154 Flow International Corp*                                      12,463
      3,360 GenCorp Inc                                                   43,008
      2,370 Graco Inc                                                     78,210
      2,280 Griffon Corp*                                                 25,080
      2,380 IDEX Corp                                                     80,920
      2,105 Insituform Technologies Inc Class A*                          76,833
      1,215 Intermagnetics General Corp*                                  39,366
      1,328 Ionics Inc*                                                   41,832
      3,300 JLG Industries Inc                                            40,755
      1,720 Kaman Corp Class A                                            30,444
        760 Lawson Products Inc                                           22,268
        890 Lindsay Manufacturing Co                                      16,910
      1,220 Lydall Inc*                                                   14,640
      2,590 Mueller Industries Inc*                                       85,237
      1,718 Myers Industries Inc                                          25,942
      3,261 Paxar Corp*                                                   46,958
      1,640 RTI International Metals Inc*                                 25,010
      1,609 Regal-Beloit Corp                                             33,467
      1,980 Reliance Steel & Aluminum Co                                  49,995
        860 Robbins & Myers Inc                                           24,252
      2,396 Roper Industries Inc                                         100,033
      1,030 SPS Technologies Inc*                                         48,822
      3,195 Shaw Group Inc*                                              128,120
        960 Standex International Corp                                    22,656
      1,200 Thomas Industries Inc                                         35,400
      2,990 Tredegar Corp                                                 57,259
      3,136 Valence Technology Inc*                                       20,164
      1,882 Valmont Industries Inc                                        34,252
      2,080 Watts Industries Inc Class A                                  35,256
        940 Wolverine Tube Inc*                                           15,576
        886 Woodward Governor Co*                                         74,734
                                                                      $2,082,404

MEDICAL PRODUCTS --- 4.2%
      1,750 ArthroCare Corp*                                              45,763
      1,200 CONMED Corp*                                                  31,260
      1,130 Cooper Cos Inc                                                58,082
      2,220 Cygnus Inc*                                                   22,755
      1,160 Datascope Corp                                                53,464
      2,180 Diagnostic Products Corp                                      72,376
      1,968 Haemonetics Corp*                                             60,024
      1,170 Hologic Inc*                                                   7,956
      1,610 Inamed Corp*                                                  45,579
      2,400 Invacare Corp                                                 92,712
      1,858 Mentor Corp                                                   52,953
      1,100 Osteotech Inc*                                                 5,005
      1,050 PolyMedica Corp*                                              42,525
      2,450 ResMed Inc*                                                  123,848
      2,373 Respironics Inc*                                              70,620
      1,880 Sola International Inc*                                       26,527
        800 Spacelabs Medical Inc*                                         9,760
      1,310 Surmodics Inc*                                                77,028
      2,930 Sybron Dental Specialties Inc*                                60,036
      1,900 Syncor International Corp*                                    58,900
      2,284 Theragenics Corp*                                             25,512
      2,584 Varian Medical Systems Inc*                                  184,739
      1,020 Vital Signs Inc                                               33,711
                                                                      $1,261,135

OFFICE EQUIPMENT & SUPPLIES --- 0.5%
        960 New England Business Service Inc                              18,432
      2,150 Standard Register Co                                          39,775
      2,611 United Stationers Inc*                                        82,403
                                                                        $140,610

OIL & GAS --- 6.3%
      1,100 Atwood Oceanics Inc*                                          38,610
      2,612 Barrett Resources Corp*                                      154,108
      2,300 Cabot Oil & Gas Corp Class A                                  56,120
      2,540 Cal Dive International Inc*                                   62,484
      1,350 Dril-Quip Inc*                                                29,066
      1,420 HS Resources Inc*                                             92,016
      4,010 Input/Output Inc*                                             50,927
      1,110 Key Production Co Inc*                                        18,482
      1,917 Lone Star Technologies Inc*                                   69,395
      3,433 Louis Dreyfus Natural Gas Corp*                              119,640
      3,469 Newfield Exploration Co*                                     111,216
      1,320 Nuevo Energy Co*                                              21,516
      1,830 Oceaneering International Inc*                                37,973
      1,690 Offshore Logistics Inc*                                       32,110
      1,538 Patina Oil & Gas Corp                                         40,757
      1,380 Plains Resources Inc*                                         33,120
      4,172 Pogo Producing Co                                            100,128
      5,721 Pride International Inc*                                     108,699
      1,690 Remington Oil & Gas Corp*                                     32,110
      1,551 SEACOR SMIT Inc*                                              72,494
      1,960 Seitel Inc*                                                   25,676
      2,174 St Mary Land & Exploration Co                                 50,785
      2,020 Stone Energy Corp*                                            89,486
      1,915 Swift Energy Co*                                              57,699
      1,070 TETRA Technologies Inc*                                       26,162
      3,050 Tom Brown Inc*                                                73,200
      2,466 Veritas DGC Inc*                                              68,432
      4,908 Vintage Petroleum Inc                                         91,780
      9,539 XTO Energy Inc*                                              136,885
                                                                      $1,901,076

PAPER & FOREST PRODUCTS --- 0.4%
      2,666 Buckeye Technologies Inc*                                     38,390
      2,220 Caraustar Industries Inc                                      20,424
      1,200 Chesapeake Corp                                               29,700
        910 Deltic Timber Corp                                            26,208
      1,070 Pope & Talbot Inc                                             13,814
                                                                        $128,536

PHARMACEUTICALS --- 1.0%
      3,154 Alpharma Inc Class A                                          85,947
      1,664 MGI Pharma Inc*                                               20,800
      2,350 Medicis Pharmaceutical Corp Class A*                         124,550
      1,750 Noven Pharmaceuticals Inc*                                    68,600
                                                                        $299,897

PHOTOGRAPHY/IMAGING --- 0.6%
      2,150 Concord Camera Corp*                                          12,685
      4,040 Pinnacle Systems Inc*                                         24,442
      3,600 Polaroid Corp                                                  9,360
      2,468 Zebra Technologies Corp Class A*                             121,228
                                                                        $167,715

PRINTING & PUBLISHING --- 0.7%
      2,550 Bowne & Co Inc                                                29,325
      1,000 Consolidated Graphics Inc*                                    17,000
      1,670 Information Holdings Inc*                                     53,941
      2,250 John H Harland Co                                             52,425
      2,480 Penton Media Inc                                              43,400
      1,075 Thomas Nelson Inc                                              7,557
                                                                        $203,648

RAILROADS --- 0.2%
      4,580 Kansas City Southern Industries Inc*                          72,364
                                                                         $72,364

RESTAURANTS --- 2.8%
      2,892 Applebee's International Inc                                  92,544
      2,170 CEC Entertainment Inc*                                       107,090
      3,682 Cheesecake Factory Inc*                                      104,201
      1,580 IHOP Corp*                                                    42,423
      3,029 Jack In The Box Inc*                                          79,057
      1,680 Landry's Seafood Restaurants Inc                              28,560
      1,800 Luby's Inc                                                    17,622
      1,440 O'Charley's Inc*                                              27,907
        941 PF Changs China Bistro Inc*                                   35,664
      1,072 Panera Bread Co Class A*                                      33,843
      1,639 Rare Hospitality International Inc*                           37,041
      4,990 Ruby Tuesday Inc                                              85,329
      2,402 Ryan's Family Steak Houses Inc*                               29,425
      2,080 Sonic Corp*                                                   65,998
      2,256 Steak N Shake Co*                                             20,868
      1,750 Triarc Cos Inc*                                               45,850
                                                                        $853,422

RETAIL --- 6.5%
      4,009 99 Cents Only Stores*                                        120,070
      2,260 AnnTaylor Stores Corp*                                        80,908
      1,000 Building Materials Holding Corp*                              15,210
      3,480 Burlington Coat Factory Warehouse Corp                        69,600
      3,870 Casey's General Stores Inc                                    50,310
      1,940 Cato Corp Class A                                             37,869
      2,065 Chicos FAS Inc*                                               61,434
      1,250 Christopher & Banks Corp*                                     40,750
      1,650 Cost Plus Inc*                                                49,500
      1,273 Discount Auto Parts Inc*                                      13,812
      1,440 Dress Barn Inc*                                               32,760
      1,000 Factory 2-U Stores Inc*                                       29,350
      1,570 Footstar Inc*                                                 54,008
      1,700 Genesco Inc*                                                  57,120
      2,600 Goody's Family Clothing Inc*                                  10,426
      1,000 Gottschalks Inc*                                               3,300
      3,000 Great Atlantic & Pacific Tea Co Inc                           44,400
      1,520 Group 1 Automotive Inc*                                       44,992
      1,950 Gymboree Corp*                                                16,575
      1,320 Hancock Fabrics Inc                                           11,814
      1,580 Hot Topic Inc*                                                49,138
      1,858 Hughes Supply Inc                                             43,942
      3,210 Insight Enterprises Inc*                                      78,645
      1,440 Jo-Ann Stores Inc Class A*                                     5,832
      3,160 Linens 'n Things Inc*                                         86,331
      3,203 Men's Wearhouse Inc*                                          88,403
      2,496 Michaels Stores Inc*                                         102,336
      4,022 O'Reilly Automotive Inc*                                     115,431
      2,530 Pacific Sunwear of California Inc*                            56,748
      4,200 Pep Boys - Manny Moe & Jack                                   47,166
      7,467 Pier 1 Imports Inc                                            85,871
      1,359 School Specialty Inc*                                         35,130
      2,230 ShopKo Stores Inc*                                            16,234
      3,236 Stein Mart Inc*                                               33,460
        850 Ultimate Electronics Inc*                                     27,557
      1,120 Wet Seal Inc Class A*                                         38,763
      4,170 Whole Foods Market Inc*                                      113,007
      2,690 Zale Corp*                                                    90,653
                                                                      $1,958,855

SAVINGS & LOANS --- 1.8%
      1,800 Anchor Bancorp Wisconsin Inc                                  28,620
      2,221 Downey Financial Corp                                        104,964
      1,360 FirstFed Financial Corp*                                      40,528
      1,770 MAF Bancorp Inc                                               54,339
      3,407 New York Community Bancorp Inc                               128,274
      2,605 Staten Island Bancorp Inc                                     72,549
      4,480 Washington Federal Inc                                       109,850
                                                                        $539,124

SHOES --- 0.8%
      1,345 Brown Shoe Co Inc                                             24,277
        790 K-Swiss Inc                                                   19,063
      3,200 Stride Rite Corp                                              27,200
      3,088 Timberland Co Class A*                                       122,007
      3,200 Wolverine World Wide Inc                                      57,184
                                                                        $249,731

SPECIALIZED SERVICES --- 6.1%
        930 4Kids Entertainment Inc*                                      17,810
      1,850 ABM Industries Inc                                            68,913
      1,600 ADVO Inc*                                                     54,640
      1,300 AT Cross Co Class A*                                           8,645
      1,570 Aaron Rents Inc                                               26,690
      1,235 Action Performance Cos Inc*                                   30,875
      2,110 Administaff Inc*                                              54,860
        650 Angelica Corp                                                  7,150
      2,250 Arbitron Inc*                                                 54,225
      1,500 CDI Corp*                                                     25,485
        580 CPI Corp                                                      14,210
      2,815 Central Parking Corp                                          52,641
      2,730 Cerner Corp*                                                 114,660
        760 Chemed Corp                                                   27,466
      4,309 Copart Inc*                                                  126,038
      1,647 Corinthian Colleges Inc*                                      77,524
      1,020 Department 56 Inc*                                             7,803
        960 Edgewater Technology Inc*                                      3,360
      1,060 Enesco Group Inc*                                              6,413
      1,300 FYI Inc*                                                      53,300
      2,590 FactSet Research Systems Inc                                  92,463
      2,354 Fossil Inc*                                                   48,846
      1,600 Franklin Covey Co*                                             8,800
      1,600 G&K Services Inc Class A                                      43,040
      2,831 Global Payments Inc                                           85,213
      1,050 Hall Kinion & Associates Inc*                                  8,463
      1,520 Heidrick & Struggles International Inc*                       30,902
      1,860 ITT Educational Services Inc*                                 83,700
      2,290 Information Resources Inc*                                    23,679
        930 Insurance Auto Auctions Inc*                                  15,810
      1,710 Kroll-O'Gara Co*                                              16,177
      3,060 Labor Ready Inc*                                              16,034
      1,530 Mayor's Jewelers Inc*                                          6,350
      1,209 MemberWorks Inc*                                              27,976
      2,610 National Data Corp                                            84,564
      1,792 On Assignment Inc*                                            32,256
      1,910 Pegasus Solutions Inc*                                        22,061
      1,682 Pre-Paid Legal Services Inc*                                  37,004
      3,680 Profit Recovery Group International Inc*                      42,173
      3,230 Regis Corp                                                    67,798
      1,560 Russ Berrie & Co Inc                                          45,864
      4,593 Spherion Corp*                                                41,107
      1,100 StarTek Inc*                                                  24,860
      3,185 Tetra Tech Inc*                                               86,632
      1,200 Volt Information Sciences Inc*                                21,000
                                                                      $1,845,480

TELEPHONE & TELECOMMUNICATIONS --- 0.5%
      1,300 Boston Communications Group Inc*                              18,720
      4,104 General Communication Inc Class A*                            49,658
      1,241 Metro One Telecommunications*                                 80,504
      1,060 Metrocall Inc (rights) @*                                          0
      2,800 Pac-West Telecomm*                                             5,432
                                                                        $154,314

TEXTILES --- 1.3%
      1,000 Ashworth Inc*                                                  5,520
        560 Haggar Corp                                                    5,796
      2,340 Hartmarx Corp*                                                 5,873
      4,040 Interface Inc                                                 30,300
      1,750 Kellwood Co                                                   40,425
      2,570 Nautica Enterprises Inc*                                      52,505
        960 OshKosh B'Gosh Inc Class A                                    31,920
        590 Oxford Industries Inc                                         12,980
      2,150 Phillips-Van Heusen Corp                                      30,960
      1,760 Quiksilver Inc*                                               44,000
      2,510 Russell Corp                                                  42,645
      1,400 Springs Industries Inc Class A                                61,740
      2,450 Wellman Inc                                                   43,855
                                                                        $408,519

TOBACCO --- 0.1%
      1,154 Schweitzer-Mauduit International Inc                          27,234
                                                                         $27,234

TRANSPORTATION --- 1.7%
      1,610 Arkansas Best Corp                                            37,111
      1,940 Arnold Industries Inc                                         37,558
      1,673 Forward Air Corp*                                             50,106
      2,445 Heartland Express Inc*                                        55,746
      1,900 Kirby Corp*                                                   46,835
        650 Landstar System Inc*                                          44,213
        880 MS Carriers Inc*                                              27,025
      1,490 Roadway Express Inc                                           35,417
      2,040 USFreightways Corp                                            60,180
      3,702 Werner Enterprises Inc                                        89,774
      1,880 Yellow Corp*                                                  35,682
                                                                        $519,647

UTILITIES --- 2.1%
      3,134 Atmos Energy Corp                                             76,658
        848 Cascade Natural Gas Corp                                      18,062
      2,400 Energen Corp                                                  66,240
      1,458 Laclede Gas Co                                                37,033
      1,060 NUI Corp                                                      24,465
      1,390 New Jersey Resources Corp                                     62,828
      1,930 Northwest Natural Gas Co                                      48,057
      2,490 Piedmont Natural Gas Co Inc                                   88,445
      3,947 Southern Union Co*                                            80,519
      2,510 Southwest Gas Corp                                            59,437
      1,990 Southwestern Energy Co*                                       24,378
      2,101 UGI Corp                                                      56,727
                                                                        $642,849

WATER --- 0.4%
        780 American States Water Co                                      26,520
      4,183 Philadelphia Suburban Corp                                   106,667
                                                                        $133,187

TOTAL COMMON STOCK --- 98.0%                                         $29,696,215
(Cost $27,383,799)

SHORT-TERM INVESTMENTS

AGENCY --- 1.7%
    500,000 Federal Home Loan Bank                                       499,890
                                                                        $499,890

U.S. GOVERNMENTS --- 0.3%
    100,000 United States of America (1)                                  99,164
                                                                         $99,164

TOTAL SHORT-TERM INVESTMENTS --- 2.0%                                   $599,054
(Cost $599,054)

TOTAL INDEX 600 PORTFOLIO --- 100.0%                                 $30,295,269
(Cost $27,982,853)


The Maxim Series Fund

Loomis Sayles Corporate Bond Portfolio

BONDS

AEROSPACE & DEFENSE --- 1.4%
    981,477 Milit-Air Inc                                                607,344
            Bonds
            5.750% June 30, 2019
  2,150,000 Raytheon Co Class B                                        1,799,636
            Debentures
            6.400% December 15, 2018
                                                                      $2,406,980

AGENCY --- 2.4%
 14,150,000 Fannie Mae                                                 3,546,341
            Zero Coupon Bonds
            6.625% October 29, 2007
    500,000 Freddie Mac                                                  472,030
            CMO SER.2059 CL.HA
            5.750% December 15, 2025
                                                                      $4,018,371

AIRLINES --- 0.5%
  1,000,000 Delta Air Lines Inc                                          882,245
            Notes
            8.300% December 15, 2029
                                                                        $882,245

AUTO PARTS & EQUIPMENT --- 0.9%
  1,000,000 Delphi Automotive Systems Corp                               917,800
            Debentures
            7.125% May 1, 2029
    600,000 Magna International Inc                                      596,250
            Convertible
            4.875% February 15, 2005
                                                                      $1,514,050

BANKS --- 0.6%
  1,000,000 Keycorp Capital III                                          959,500
            Company Guaranteed Notes
            7.750% July 15, 2029
                                                                        $959,500

BIOTECHNOLOGY --- 0.4%
     50,000 Glycomed Inc                                                  40,688
            Convertible
            7.500% January 1, 2003
    750,000 Human Genome Sciences Inc #                                  613,125
            Convertible
            3.750% March 15, 2007
                                                                        $653,813

BROADCAST/MEDIA --- 1.1%
    500,000 Century Communications Corp Class A                          400,000
            Senior Notes
            8.375% November 15, 2017
    500,000 Charter Communication LLC (2)                                340,000
            Step Bond 0% - 9.920%
            11.500% April 1, 2011
  1,000,000 Multicanal SA                                                480,000
            Senior Notes
            10.500% April 15, 2018
    300,000 Rogers Communications Inc Class B                            229,749
            Convertible
            2.000% November 26, 2005
    500,000 Telewest Communications PLC                                  449,512
            Convertible
            5.250% February 19, 2007
                                                                      $1,899,261

CANADIAN - FEDERAL --- 3.8%
 35,550,000 Government of Canada (3)                                   5,434,634
            Zero Coupon
            6.260% June 1, 2025
  4,650,000 Government of Canada (3)                                     845,065
            Zero Coupon
            6.400% June 1, 2022
                                                                      $6,279,699

CANADIAN - PROVINCIAL --- 16.2%
  1,500,000 New Brunswick FM Project # (3)                               838,462
            Zero Coupon
            6.470% November 30, 2027
 15,900,000 Ontario Hydro (3)                                          2,648,603
            Zero Coupon
            6.790% October 15, 2021
  1,450,000 Province of Alberta                                          900,441
            Debentures
            5.000% December 16, 2008
  4,665,306 Province of Alberta                                        3,009,885
            Debentures
            5.930% September 16, 2016
  1,760,000 Province of British Columbia                               1,032,086
            Debentures
            5.700% June 18, 2029
    275,000 Province of British Columbia                                 201,901
            Bonds
            7.875% November 30, 2023
  6,500,000 Province of British Columbia (3)                           1,929,527
            Zero Coupon
            6.780% August 23, 2013
 11,415,000 Province of British Columbia (3)                           1,805,971
            Zero Coupon
            6.790% August 19, 2022
  9,815,000 Province of British Columbia (3)                           1,571,590
            Zero Coupon
            9.500% June 9, 2022
  5,000,000 Province of British Columbia (3)                             696,165
            Zero Coupon
            6.780% August 23, 2024
  5,000,000 Province of British Columbia (3)                             584,475
            Zero Coupon
            6.760% November 19, 2027
  2,500,000 Province of British Columbia (3)                             447,746
            Zero Coupon
            6.780% September 5, 2020
  1,400,000 Province of British Columbia (3)                             391,052
            Zero Coupon
            6.860% June 9, 2014
  3,800,000 Province of Manitoba                                       2,513,218
            Notes
            6.500% September 22, 2017
  5,373,000 Province of Manitoba                                       4,034,494
            Bonds
            7.750% December 22, 2025
  5,000,000 Province of Manitoba (3)                                     486,294
            Zero Coupon
            6.740% March 5, 2031
    500,000 Province of Newfoundland                                     301,539
            Debentures
            6.150% April 17, 2028
  3,650,000 Province of Ontario (3)                                      478,377
            Zero Coupon
            6.740% December 2, 2025
  4,800,000 Province of Ontario (3)                                      768,266
            Zero Coupon
            6.740% July 13, 2022
 11,300,000 Province of Ontario (3)                                    1,393,140
            Zero Coupon
            6.680% June 2, 2027
  6,615,000 Province of Saskatchewan (3)                                 882,668
            Zero Coupon
            34.180% May 30, 2025
                                                                     $26,915,900

CHEMICALS --- 0.1%
    250,000 Solutia Inc                                                  213,469
            Debentures
            7.375% October 15, 2027
                                                                        $213,469

COMMUNICATIONS - EQUIPMENT --- 0.3%
    500,000 Lucent Technologies Inc                                      285,000
            Debentures
            6.450% March 15, 2029
    250,000 Lucent Technologies Inc                                      142,500
            Debentures
            6.500% January 15, 2028
    100,000 Telxon Corp                                                   96,375
            Convertible
            5.750% January 1, 2003
                                                                        $523,875

COMPUTER HARDWARE & SYSTEMS --- 0.2%
    400,000 Maxtor Corp                                                  280,000
            Convertible
            5.750% March 1, 2012
                                                                        $280,000

COMPUTER SOFTWARE & SERVICES --- 0.2%
  1,000,000 Exodus Communications Inc                                    330,000
            Senior Notes
            10.750% December 15, 2009
                                                                        $330,000

ELECTRIC COMPANIES --- 1.7%
    500,000 Boston Edison Co                                             486,285
            Debentures
            7.800% March 15, 2023
    181,000 Commonwealth Edison Co                                       141,180
            Debentures
            4.750% December 1, 2011
    935,626 Korea Electric Power Corp                                    897,387
            Debentures
            7.400% April 1, 2016
    500,000 Quezon Power Philippines Ltd                                 390,000
            Bonds
            8.860% June 15, 2017
    750,000 Southern California Edison Co                                540,000
            Notes
            7.200% November 3, 2003
    300,000 Southern California Edison Co                                189,000
            Notes
            6.650% April 1, 2029
    250,000 Texas - New Mexico Power Co                                  228,253
            Senior Notes
            6.250% January 15, 2009
                                                                      $2,872,105

ELECTRONIC INSTRUMENTS & EQUIP --- 1.5%
    220,000 EDO Corp                                                     188,650
            Convertible
            7.000% December 15, 2011
    750,000 Pioneer-Standard Electronics Inc                             735,198
            Senior Notes
            9.500% August 1, 2006
  1,750,000 Samsung Electronics #                                      1,416,100
            Debentures
            7.700% October 1, 2027
    100,000 Thermedics Inc (3)                                            83,500
            Zero Coupon
            16.580% June 1, 2003
    248,000 Zenith Electronics Corp                                       24,800
            Debentures
            8.190% November 1, 2009
                                                                      $2,448,248

ELECTRONICS - SEMICONDUCTOR --- 2.1%
  2,000,000 Analog Devices Inc                                         1,830,000
            Convertible
            4.750% October 1, 2005
    750,000 Analog Devices Inc #                                         686,250
            Convertible
            4.750% October 1, 2005
    500,000 Hyundai Semiconductor #                                      360,000
            Senior Notes
            8.625% May 15, 2007
    200,000 Motorola Inc                                                 183,850
            Notes
            7.625% November 15, 2010
     50,000 Richardson Electronics Ltd                                    43,000
            Convertible
            7.250% December 15, 2006
    500,000 Vitesse Semiconductor Corp                                   401,875
            Convertible
            4.000% March 15, 2005
                                                                      $3,504,975

FINANCIAL SERVICES --- 1.1%
    250,000 Cerro Negro Finance Ltd #                                    201,706
            Bonds
            7.900% December 1, 2020
    350,000 DR Structured Finance Corp                                   249,305
            Debentures
            7.430% August 15, 2018
    200,000 DR Structured Finance Corp                                   145,380
            Pass Through Certificates
            8.550% August 15, 2019
    750,000 Merey Sweeney LP #                                           776,753
            Senior Notes
            8.850% December 18, 2019
    550,000 Petrozuata Finance Inc #                                     453,750
            Company Guaranteed Notes
            8.220% April 1, 2017
                                                                      $1,826,894

FOOD & BEVERAGES --- 0.9%
    450,000 Burns Philp Treasury                                         315,000
            Convertible
            5.500% April 30, 2004
    250,000 Compania Alimentos Fargo                                     175,000
            Senior Notes
            13.250% August 1, 2008
  1,000,000 ConAgra Foods Inc                                            928,950
            Senior Notes
            7.000% October 1, 2028
                                                                      $1,418,950

FOREIGN BANKS --- 8.5%
  2,250,000 Bangko Sentral Pilipinas                                   1,642,500
            Bonds
            8.600% June 15, 2027
  1,600,000 Bangkok Bank Public Co Ltd                                   828,000
            Convertible
            4.589% March 3, 2004
  4,150,000 Bangkok Bank Public Co Ltd #                               3,237,000
            Subordinated Notes
            9.025% March 15, 2029
  4,500,000 European Bank for Reconstruction & Development (3)           389,840
            Zero Coupon
            6.086% February 10, 2028
  1,000,000 International Bank for Reconstruction & Development          419,986
            Senior Notes
            8.000% May 23, 2007
 19,425,000 International Bank for Reconstruction & Development (3)    5,097,911
            Zero Coupon
            10.820% August 20, 2007
    500,000 Siam Commercial Bank Public Co Ltd #                         467,500
            Subordinated Notes
            7.500% March 15, 2006
  2,625,000 Thai Farmers Bank Public Co Ltd #                          2,021,250
            Subordinated Bonds
            8.250% August 21, 2016
                                                                     $14,103,987

FOREIGN GOVERNMENTS --- 5.5%
  6,550,000 Republic of Brazil                                         4,755,300
            Bonds
            10.125% May 15, 2027
    615,681 Republic of Brazil                                           455,604
            Bonds
            8.000% April 15, 2014
  3,000,000 Republic of South Africa                                     399,220
            Bonds
            12.500% December 21, 2006
  2,950,000 Republic of South Africa                                     410,122
            Bonds
            13.000% August 31, 2010
  1,750,000 Republic of South Africa                                     257,875
            Bonds
            13.500% September 15, 2015
  4,250,000 Republic of Venezuela                                      2,938,025
            Bonds
            9.250% September 15, 2027
                                                                      $9,216,146

HEALTH CARE RELATED --- 1.6%
    250,000 Columbia/HCA Healthcare Corp                                 223,750
            Notes
            7.580% September 15, 2025
  2,000,000 Columbia/HCA Healthcare Corp                               1,700,000
            Debentures
            7.050% December 1, 2027
    500,000 HealthSouth Corp                                             470,100
            Convertible
            3.250% April 1, 2003
    250,000 Tenet Healthcare Corp                                        216,575
            Convertible
            6.000% December 1, 2005
                                                                      $2,610,425

HOMEBUILDING --- 0.6%
    500,000 Pulte Corp                                                   492,500
            Senior Notes
            7.300% October 24, 2005
    450,000 Schuler Homes Inc                                            438,030
            Convertible
            6.500% January 15, 2003
                                                                        $930,530

INSURANCE RELATED --- 4.4%
  8,055,000 Loews Corp                                                 6,851,583
            Convertible
            3.125% September 15, 2007
    500,000 UnumProvident Corp                                           427,605
            Notes
            6.750% December 15, 2028
                                                                      $7,279,188

MACHINERY --- 2.3%
    200,000 Intevac Inc                                                   75,750
            Convertible
            6.500% March 1, 2004
  3,915,000 Thermo Electron Corp #                                     3,726,689
            Convertible
            4.250% January 1, 2003
                                                                      $3,802,439

MANUFACTURING --- 0.4%
    750,000 Borden Inc                                                   533,835
            Debentures
            7.875% February 15, 2023
    100,000 Hexcel Corp                                                   98,540
            Convertible
            7.000% August 1, 2003
     75,000 Hexcel Corp                                                   54,938
            Convertible
            7.000% August 1, 2011
                                                                        $687,313

MEDICAL PRODUCTS --- 0.5%
  1,250,000 Bausch & Lomb Inc                                            889,063
            Debentures
            7.125% August 1, 2028
                                                                        $889,063

MISCELLANEOUS --- 1.9%
    500,000 AES Corp                                                     443,630
            Senior Subordinated Debentures
            8.875% November 1, 2027
    275,000 Nextel Communications Inc Class A                            217,250
            Senior Notes
            9.375% November 15, 2009
  1,775,000 Nextel Communications Inc Class A (2)                      1,153,750
            Step Bond 0% - 9.750%
            15.78% October 31, 2007
    450,000 TRW Inc                                                      417,812
            Debentures
            7.750% June 1, 2029
    500,000 TRW Inc                                                      406,750
            Debentures
            6.650% January 15, 2028
    600,000 Thermo TerraTech Inc # ^                                     577,500
            Convertible
            4.625% May 1, 2003
                                                                      $3,216,692

OFFICE EQUIPMENT & SUPPLIES --- 1.1%
    500,000 Xerox Capital Trust I                                        220,000
            Company Guaranteed Notes
            8.000% February 1, 2027
  3,900,000 Xerox Corp                                                 1,677,000
            Convertible
            .570% April 21, 2018
                                                                      $1,897,000

OIL & GAS --- 4.6%
    500,000 Devon Energy Corp                                            503,150
            Convertible
            4.900% August 15, 2008
    200,000 Devon Energy Corp                                            200,240
            Convertible
            4.950% August 15, 2008
  2,000,000 KN Capital Trust III                                       1,814,026
            Company Guaranteed Notes
            7.630% April 15, 2028
    470,000 Kerr-McGee Corp/Oryx Energy Co                               470,000
            Convertible
            7.500% May 15, 2014
  1,000,000 Kinder Morgan Inc                                            956,020
            Debentures
            7.250% March 1, 2028
    132,500 NorAm Energy Corp                                            122,397
            Convertible
            6.000% March 15, 2012
    750,000 Pecom Energia SA #                                           682,500
            Notes
            8.125% July 15, 2007
    500,000 Pennzoil-Quaker State Co                                     362,570
            Debentures
            7.375% April 1, 2029
    200,000 Petro Mexicanos/Petroleos Mexicanos #                        198,000
            Debentures
            8.625% December 1, 2023
  1,000,000 Phillips 66 Capital Trust II                                 963,580
            Company Guaranteed Bonds
            8.000% January 15, 2037
    350,000 S-Oil Corp                                                   271,250
            Convertible
            3.000% December 31, 2004
  1,250,000 Tennessee Gas Pipeline Co                                  1,107,188
            Debentures
            7.000% October 15, 2028
                                                                      $7,650,921

OTHER ASSET-BACKED --- 1.0%
    500,000 Community Program Loan Trust                                 401,696
            Series 1987-A Class A5
            4.500% April 1, 2029
    987,616 Green Tree Financial Corp                                    612,322
            Series 1998-3 Class B2
            8.070% March 1, 2030
  1,000,000 Green Tree Financial Corp                                    575,310
            Series 1998-3 Class B2
            7.590% July 15, 2029
                                                                      $1,589,328

PAPER & FOREST PRODUCTS --- 2.9%
  1,000,000 APP China Group Ltd # ^ (5)                                   60,000
            Senior Discount Notes
            14.000% March 15, 2010
    250,000 Boise Cascade Corp                                           230,266
            Debentures
            7.350% February 1, 2016
  1,000,000 Fort James Corp                                              791,680
            Company Guaranteed Notes
            4.750% June 29, 2004
  2,500,000 Georgia-Pacific Group                                      2,207,675
            Notes
            7.750% November 15, 2029
  1,000,000 International Paper Co                                       903,900
            Debentures
            6.875% November 1, 2023
  2,900,000 Pindo Deli Finance Mauritius (5)                             377,000
            Company Guaranteed Notes
            10.875% October 1, 2027
  1,100,000 Pindo Deli Finance Mauritius (5)                             170,500
            Company Guaranteed Notes
            10.750% October 1, 2007
    875,000 Tjiwi Kimia Finance Mauritius Ltd                            131,250
            Company Guaranteed Notes
            10.000% August 1, 2004
                                                                      $4,872,271

PHARMACEUTICALS --- 0.3%
    525,000 Nabi Inc                                                     450,188
            Convertible
            6.500% February 1, 2003
                                                                        $450,188

RAILROADS --- 0.4%
    350,000 Missouri Pacific Railroad Co                                 190,750
            Debentures
            5.000% January 1, 2045
    600,000 TFM SA de CV (2)                                             516,000
            Step Bond 0% - 11.750%
            12.49% June 15, 2009
                                                                        $706,750

REAL ESTATE --- 9.5%
  1,000,000 AMB Property LP                                              943,850
            Company Guaranteed Bonds
            7.500% June 30, 2018
    500,000 EOP Operating LP                                             471,400
            Notes
            7.500% April 19, 2029
    750,000 Federal Realty Investment Trust REIT                         679,652
            Convertible
            5.250% October 28, 2003
  2,500,000 First Industrial LP                                        2,279,795
            Notes
            7.500% December 1, 2017
  2,000,000 First Industrial LP                                        1,816,700
            Notes
            7.600% July 15, 2028
  1,500,000 Highwoods Properties Inc REIT                              1,316,370
            Senior Notes
            7.500% April 15, 2018
    750,000 Meditrust Cos REIT                                           660,000
            Notes
            7.000% August 15, 2007
  2,000,000 ProLogis Trust REIT                                        1,896,220
            Debentures
            7.625% July 1, 2017
  1,875,000 SUSA Partnership LP                                        1,399,013
            Debentures
            7.500% December 1, 2027
  1,000,000 SUSA Partnership LP                                          792,570
            Debentures
            7.450% July 1, 2018
  2,500,000 Security Capital Group Inc                                 2,135,250
            Notes
            7.700% June 15, 2028
    250,000 Sizeler Property Investors Inc REIT                          245,075
            Convertible
            8.000% July 15, 2003
    500,000 Spieker Properties Inc REIT                                  469,760
            Debentures
            7.350% December 1, 2017
  1,000,000 TriNet Corporate Realty Trust Inc REIT                       749,970
            Senior Notes
            7.700% July 15, 2017
                                                                     $15,855,625

RETAIL --- 2.2%
    275,000 CML Group Inc ^ (5)                                              165
            Convertible
            5.500% January 15, 2003
    750,000 JC Penney Co Inc                                             592,553
            Debentures
            7.650% August 15, 2016
    500,000 JC Penney Co Inc                                             385,917
            Debentures
            7.125% November 15, 2023
  1,000,000 JC Penney Co Inc                                             935,000
            Notes
            7.050% May 23, 2005
    100,000 Jacobson Stores Inc                                           73,000
            Convertible
            6.750% December 15, 2011
    750,000 Kmart Corp                                                   596,250
            Debentures
            7.950% February 1, 2023
    500,000 Sears Roebuck Acceptance Corp                                439,943
            Notes
            6.750% January 15, 2028
    750,000 Venator Group Inc                                            658,168
            Debentures
            8.500% January 15, 2022
                                                                      $3,680,996

SPECIALIZED SERVICES --- 0.3%
    495,000 Ogden Corp                                                   485,100
            Convertible
            5.750% October 20, 2002
                                                                        $485,100

TELEPHONE & TELECOMMUNICATIONS --- 6.1%
  1,100,000 COLT Telecom Group PLC                                       591,350
            Convertible
            2.000% December 16, 2006
  1,000,000 COLT Telecom Group PLC                                       533,358
            Convertible
            2.000% April 3, 2007
  2,500,000 Intermedia Communications Inc (2)                          1,825,000
            Step Bond 0% - 12.250%
            12.200% March 1, 2009
    700,000 Jazztel PLC                                                  225,196
            Convertible
            14.000% July 15, 2010
  1,100,000 Jazztel PLC                                                  335,254
            Senior Notes
            13.250% December 15, 2009
    300,000 KPNQwest NV                                                  138,419
            Senior Notes
            7.125% June 1, 2009
  1,775,000 Level 3 Communications Inc                                   377,543
            Convertible
            6.000% March 15, 2010
    500,000 Level 3 Communications Inc (2)                               107,500
            Step Bond 0% - 10.5%
            33.68% December 1, 2008
  2,750,000 Level 3 Communications Inc (2)                               467,500
            Step Bond 0% - 12.875%
            32.830% March 15, 2010
    652,663 Loxley Public Co Ltd ^                                       261,065
            Bonds
            7.000% April 30, 2008
    450,000 NTL Inc (2)                                                  278,467
            Step Bond 0% - 10.750%
            23.060% April 1, 2008
    500,000 NTL Inc (2)                                                  217,500
            Step Bond 0% - 9.750%
            12.710% April 1, 2008
    500,000 Nextel International Inc                                     145,000
            Senior Notes
            12.750% August 1, 2010
  1,400,000 Nextel International Inc (2)                                 308,000
            Step Bond 0% - 12.125%
            39.570% April 15, 2008
  1,275,000 PTC International Finance (2)                              1,039,125
            Step Bond 0% - 10.750%
            69.670% July 1, 2007
    250,000 Philippine Long Distance Telephone Co                        169,251
            Notes
            8.350% March 6, 2017
  1,000,000 Pliant Systems Inc ^                                          20,000
            Convertible
            5.000% May 15, 2003
  2,100,000 RCN Corp (2)                                                 567,000
            Step Bond 0% - 11.000%
            32.120% July 1, 2008
  1,475,000 RCN Corp (2)                                                 442,500
            Step Bond 0% - 11.125%
            34.910% October 15, 2007
  1,750,000 RCN Corp (2)                                                 490,000
            Step Bond 0% - 9.800%
            32.470% February 15, 2008
  2,250,000 Teligent Inc (2) (5)                                          11,250
            Step Bond 0% - 11.500%
            60.020% March 1, 2008
    150,000 Williams Communications Group Inc                             60,000
            Senior Notes
            10.875% October 1, 2009
  1,250,000 WorldCom Inc - WorldCom Group                              1,055,175
            Senior Notes
            6.950% August 15, 2028
  1,000,000 XO Communications                                            330,000
            Senior Notes
            10.500% December 1, 2009
  1,000,000 XO Communications (2)                                        150,000
            Step Bond 0% - 12.250%
            39.220% June 1, 2009
    500,000 XO Communications (2)                                         75,000
            Step Bond 0% - 9.450%
            45.240% April 15, 2008
                                                                     $10,220,453

TEXTILES --- 0.4%
  1,000,000 Burlington Industries Inc                                    250,000
            Debentures
            7.250% August 1, 2027
     70,000 Dixie Group Inc ^                                             21,000
            Convertible
            7.000% May 15, 2012
    250,000 Kellwood Co                                                  176,498
            Debentures
            7.625% October 15, 2017
    250,000 Phillips-Van Heusen Corp                                     200,000
            Debentures
            7.750% November 15, 2023
                                                                        $647,498

TOBACCO --- 3.1%
  5,185,000 Philip Morris Cos Inc                                      5,141,385
            Debentures
            7.750% January 15, 2027
                                                                      $5,141,385

TRANSPORTATION --- 0.4%
    350,000 APL Ltd                                                      197,750
            Debentures
            8.000% January 15, 2024
    175,000 Builders Transport Inc ^ (5)                                     228
            Convertible
            8.000% August 15, 2005
    506,488 Hvide Marine Inc ^                                           395,061
            Bonds
            12.500% June 30, 2007
    100,000 Preston Corp/Yellow Corp                                      76,000
            Convertible
            7.000% May 1, 2011
                                                                        $669,039

U.S. MUNICIPAL --- 0.4%
  2,000,000 Orange County California Pension (3)                         719,180
            Zero Coupon
            8.090% September 1, 2016
                                                                        $719,180

UTILITIES --- 0.3%
    500,000 Salton Sea Funding Corp                                      442,350
            Senior Notes
            7.840% May 30, 2010
                                                                        $442,350

TOTAL BONDS --- 94.1%                                               $156,712,202
(Cost )

COMMON STOCK

COMPUTER HARDWARE & SYSTEMS --- 0
        550 StreamLogic Corp @*                                                0
                                                                              $0

GOLD, METALS & MINING --- 0.0%
      9,139 Geneva Steel Holdings Corp*                                   10,144
                                                                         $10,144

OIL & GAS --- 0.1%
      7,407 Diamond Offshore Drilling Inc                                244,802
                                                                        $244,802

PAPER & FOREST PRODUCTS --- 0.0%
      1,000 Asia Pulp & Paper Co Ltd sponsored ADR (wts) # ^*                250
                                                                            $250

TELEPHONE & TELECOMMUNICATIONS --- 0.1%
        700 Jazztel PLC (wts) #*                                           5,926
    424,999 Loxley Public Co Ltd*                                        122,018
                                                                        $127,944

TRANSPORTATION --- 0.1%
      2,822 Seabulk International Inc # ^*                                 5,644
     16,833 Seabulk International Inc ^*                                  84,165
        625 Seabulk International Inc ^*                                     234
                                                                         $90,043

TOTAL COMMON STOCK --- 0.3%                                             $473,183
(Cost $1,535,751)

PREFERRED STOCK

CHEMICALS --- 0.0%
      1,000 EI du Pont de Nemours & Co                                    57,050
                                                                         $57,050

ELECTRIC COMPANIES --- 0.6%
      1,304 Entergy Louisiana Inc                                         63,896
      2,255 New York State Electric & Gas Corp                           101,475
      2,850 Niagara Mohawk Power Corp                                    180,348
     25,000 Pacific Gas & Electric Co*                                   241,500
     15,000 Southern California Edison Co                                 94,500
      1,500 Southern California Edison Co*                                53,484
      5,000 Union Electric Co                                            314,500
        300 Xcel Energy Inc                                               15,615
                                                                      $1,065,318

FINANCIAL SERVICES --- 0.0%
      6,000 Owens Corning Capital                                         15,000
                                                                         $15,000

GOLD, METALS & MINING --- 0.2%
     25,850 Bethlehem Steel Corp                                         258,500
                                                                        $258,500

HOUSEHOLD GOODS --- 0.3%
     15,250 Newell Financial Trust Inc                                   562,344
                                                                        $562,344

OIL & GAS --- 1.2%
     40,000 Weatherford International Inc                              1,955,000
                                                                      $1,955,000

REAL ESTATE --- 0.9%
      4,900 AMB Property Corp REIT                                       123,284
      2,200 Centerpoint Properties Corp REIT                              55,660
      8,300 Developers Diversified Realty Corp REIT                      207,915
      6,500 Equity Residential Properties Trust Series G                 164,060
      6,600 Equity Residential Properties Trust Series L                 161,370
      7,660 First Industrial Realty Trust Inc                            190,734
      5,000 Highwood Properties Inc REIT                                 117,500
     10,000 New Plan Excel Realty Trust REIT                             241,100
      7,100 ProLogis Trust REIT                                          168,270
                                                                      $1,429,893

TELEPHONE & TELECOMMUNICATIONS --- 0.6%
      1,310 Adelphia Business Solutions Inc ^*                           301,213
     20,000 Philippine Long Distance Telephone Co sponsored ADR          622,000
                                                                        $923,213

UTILITIES --- 0.0%
        811 MDU Resources Group Inc #                                     72,990
                                                                         $72,990

TOTAL PREFERRED STOCK --- 3.8%                                        $6,339,308
(Cost $7,529,533)

SHORT-TERM INVESTMENTS

FINANCIAL SERVICES --- 1.8%
  3,062,000 Morgan Stanley & Co Inc (Repurchase Agreement)             3,062,000
                                                                      $3,062,000

TOTAL SHORT-TERM INVESTMENTS --- 1.8%                                 $3,062,000
(Cost $3,062,000)

TOTAL LOOMIS SAYLES CORPORATE BOND PORTFOLIO --- 100.0%             $166,586,693
(Cost )


The Maxim Series Fund

Loomis Sayles Small-Cap Value Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 1.2%
     51,500 AAR Corp                                                     880,650
     16,200 Alliant Techsystems Inc*                                   1,456,380
                                                                      $2,337,030

AGRICULTURE --- 0.9%
     52,600 Corn Products International Inc                            1,683,200
                                                                      $1,683,200

AIRLINES --- 0.5%
     94,700 AirTran Holdings Inc*                                        994,350
                                                                        $994,350

AUTO PARTS & EQUIPMENT --- 0.8%
     29,300 Gentex Corp*                                                 816,591
     22,300 Lear Corp*                                                   778,270
                                                                      $1,594,861

BANKS --- 4.3%
     28,400 City National Corp                                         1,257,836
     85,500 Colonial BancGroup Inc                                     1,229,490
     37,450 Commercial Federal Corp                                      865,095
     52,000 East West Bancorp Inc                                      1,404,000
     46,600 First Midwest Bancorp Inc                                  1,381,690
     23,500 Mississippi Valley Bancshares Inc                            937,650
     15,100 Wilmington Trust Corp                                        946,015
                                                                      $8,021,776

BIOTECHNOLOGY --- 1.0%
     58,300 IDEXX Laboratories Inc*                                    1,821,875
                                                                      $1,821,875

BROADCAST/MEDIA --- 1.7%
     16,900 EW Scripps Co Class A                                      1,166,100
     57,400 Westwood One Inc*                                          2,115,190
                                                                      $3,281,290

CHEMICALS --- 4.7%
     14,000 Cambrex Corp                                                 708,120
     52,500 Cytec Industries Inc*                                      1,995,000
     72,700 Ferro Corp                                                 1,585,587
     38,400 Olin Corp                                                    652,416
    165,600 Omnova Solutions Inc                                       1,205,568
     54,100 Spartech Corp                                              1,306,515
     37,200 Valspar Corp                                               1,320,600
                                                                      $8,773,806

COMMUNICATIONS - EQUIPMENT --- 2.0%
     36,500 ADTRAN Inc*                                                  748,250
     77,000 Advanced Fibre Communications*                             1,617,000
     57,600 CommScope Inc*                                             1,353,600
                                                                      $3,718,850

COMPUTER HARDWARE & SYSTEMS --- 2.0%
     60,100 Electronics for Imaging Inc*                               1,772,950
    191,700 Maxtor Corp*                                               1,006,425
     28,300 National Instruments Corp*                                   918,335
                                                                      $3,697,710

COMPUTER SOFTWARE & SERVICES --- 4.5%
     58,500 Actuate Corp*                                                558,675
     50,400 Aspen Technology Inc*                                      1,219,680
    208,000 Informix Corp*                                             1,214,720
     16,700 Investment Technology Group Inc*                             839,843
     32,600 MSC.Software Corp*                                           611,250
     15,700 ProQuest Co*                                                 486,700
     52,200 Progress Software Corp*                                      845,640
     54,800 SunGard Data Systems Inc*                                  1,644,548
     68,450 Transaction Systems Architects Inc Class A*                1,060,975
                                                                      $8,482,031

DISTRIBUTORS --- 0.5%
     32,600 Patterson Dental Co*                                         978,000
                                                                        $978,000

ELECTRIC COMPANIES --- 2.1%
     48,900 Alliant Energy Corp                                        1,425,435
     82,100 Energy East Corp                                           1,716,711
     19,300 NSTAR                                                        821,408
                                                                      $3,963,554

ELECTRONIC INSTRUMENTS & EQUIP --- 3.4%
     24,500 Black Box Corp*                                            1,650,320
     52,800 DSP Group Inc*                                             1,132,560
     25,300 Harman International Industries Inc                          963,677
      7,900 SPX Corp*                                                    988,922
     43,700 Technitrol Inc                                             1,136,200
     20,500 TriQuint Semiconductor Inc*                                  461,250
                                                                      $6,332,929

ELECTRONICS - SEMICONDUCTOR --- 0.5%
     20,600 Brooks Automation Inc*                                       949,660
                                                                        $949,660

FINANCIAL SERVICES --- 1.7%
     18,300 Astoria Financial Corp                                     1,006,500
     47,200 Boston Private Financial Holdings Inc                      1,057,280
     18,000 DVI Inc*                                                     316,800
     19,000 Heller Financial Inc                                         760,000
                                                                      $3,140,580

FOOD & BEVERAGES --- 2.6%
     53,100 AFC Enterprises Inc*                                       1,016,865
     86,500 Earthgrains Co                                             2,249,000
     64,600 Hormel Foods Corp                                          1,572,364
                                                                      $4,838,229

GOLD, METALS & MINING --- 0.6%
     19,500 Quanex Corp                                                  505,050
     50,500 Worthington Industries Inc                                   686,800
                                                                      $1,191,850

HARDWARE & TOOLS --- 0.8%
     36,900 Scotts Co Class A*                                         1,529,505
                                                                      $1,529,505

HEALTH CARE RELATED --- 3.4%
     92,700 Hooper Holmes Inc                                            950,175
     38,000 MAXIMUS Inc*                                               1,523,420
     56,000 Manor Care Inc*                                            1,778,000
     68,100 Omnicare Inc                                               1,375,620
     20,700 Renal Care Group Inc*                                        680,823
                                                                      $6,308,038

HEAVY TRUCKS & PARTS --- 0.7%
     30,700 Oshkosh Truck Corp                                         1,358,475
                                                                      $1,358,475

HOMEBUILDING --- 0.6%
     51,713 DR Horton Inc                                              1,173,885
                                                                      $1,173,885

INSURANCE RELATED --- 5.0%
     45,100 American Financial Group Inc                               1,366,530
     46,900 Amerus Group Co                                            1,663,543
     35,100 Annuity & Life Re Holdings Ltd                             1,254,825
     42,800 Arthur J Gallagher & Co                                    1,112,800
     68,900 First American Financial Corp                              1,304,966
     25,600 Old Republic International Corp                              742,400
     30,600 Phoenix Companies Inc*                                       569,160
     39,400 Protective Life Corp                                       1,354,178
                                                                      $9,368,402

INVESTMENT BANK/BROKERAGE FIRM --- 4.4%
     12,500 Affiliated Managers Group Inc*                               768,750
     50,700 Allied Capital Corp                                        1,173,705
     54,700 American Capital Strategies Ltd                            1,534,882
     60,000 Federated Investors Inc Class B                            1,932,000
     41,400 Glimcher Realty Trust*                                       741,060
     23,600 Jefferies Group Inc                                          764,640
     90,900 Republic Bancorp Inc                                       1,263,510
                                                                      $8,178,547

MANUFACTURING --- 5.5%
     42,900 Ametek Inc                                                 1,310,595
     31,000 AptarGroup Inc                                             1,005,330
     38,700 CTS Corp                                                     793,350
     17,100 CUNO Inc*                                                    513,000
     47,400 Crane Co                                                   1,469,400
     40,900 Flowserve Corp*                                            1,257,675
     56,500 Furniture Brands International Inc*                        1,582,000
      9,400 Ladish Co Inc*                                               125,678
     47,000 Mueller Industries Inc*                                    1,546,770
     28,600 Reliance Steel & Aluminum Co                                 722,150
                                                                     $10,325,948

MEDICAL PRODUCTS --- 5.5%
     55,400 Beckman Coulter Inc                                        2,260,320
     30,700 Henry Schein Inc*                                          1,229,842
    100,000 Steris Corp*                                               2,005,000
     78,000 Sybron Dental Specialties Inc*                             1,598,220
     18,200 Varian Medical Systems Inc*                                1,301,300
     77,100 Vascukar Solutions Inc*                                      637,617
     42,300 Ventana  Medical Systems Inc*                              1,332,450
                                                                     $10,364,749

MISCELLANEOUS --- 0.7%
     74,600 Sensormatic Electronics Corp*                              1,268,200
                                                                      $1,268,200

OFFICE EQUIPMENT & SUPPLIES --- 0.3%
     26,700 HON Industries Inc                                           646,674
                                                                        $646,674

OIL & GAS --- 2.0%
     30,200 Atwood Oceanics Inc*                                       1,060,020
     11,600 HS Resources Inc*                                            751,680
     12,800 Hydril Co*                                                   291,456
     61,900 Veritas DGC Inc*                                           1,717,725
                                                                      $3,820,881

PAPER & FOREST PRODUCTS --- 0.8%
     44,600 Boise Cascade Corp                                         1,568,582
                                                                      $1,568,582

PHARMACEUTICALS --- 1.6%
     24,300 Medicis Pharmaceutical Corp Class A*                       1,287,900
     67,800 Tularik Inc*                                               1,751,274
                                                                      $3,039,174

PRINTING & PUBLISHING --- 1.9%
     58,700 Belo Corp Class A                                          1,105,908
     19,100 Houghton Mifflin Co                                        1,144,663
     55,700 John Wiley & Sons Inc Class A                              1,317,305
                                                                      $3,567,876

REAL ESTATE --- 4.5%
      2,100 Bedford Property Investors Inc REIT*                          43,995
     44,800 CarrAmerica Realty Corp REIT                               1,366,400
     56,400 Liberty Property Trust REIT                                1,669,440
     54,400 MeriStar Hospitality Corp REIT                             1,292,000
     29,700 Penn Virginia Corp                                           977,130
     36,400 Pinnacle Holdings Inc REIT*                                  218,764
     46,500 Prentiss Properties Trust REIT                             1,222,950
     69,000 Reckson Associates Realty Corp REIT                        1,587,000
                                                                      $8,377,679

RESTAURANTS --- 1.3%
     32,800 Darden Restaurants Inc                                       915,120
     45,700 Sonic Corp*                                                1,450,061
                                                                      $2,365,181

RETAIL --- 6.1%
    111,000 Casey's General Stores Inc                                 1,443,000
    137,700 Charming Shoppes Inc*                                        826,200
     31,700 Cole National Corp  Class A*                                 467,575
     22,400 Hughes Supply Inc                                            529,760
     28,000 Linens 'n Things Inc*                                        764,960
     31,400 Men's Wearhouse Inc*                                         866,640
     20,500 Michaels Stores Inc*                                         840,500
     43,200 Pacific Sunwear of California Inc*                           968,976
     87,900 Pier 1 Imports Inc                                         1,010,850
     61,300 Ross Stores Inc                                            1,468,135
     38,600 Ruddick Corp                                                 654,270
     31,400 School Specialty Inc*                                        811,690
      5,800 ShopKo Stores Inc*                                            42,224
     22,900 Zale Corp*                                                   771,730
                                                                     $11,466,510

SAVINGS & LOANS --- 1.5%
     29,300 Downey Financial Corp                                      1,384,718
     39,600 New York Community Bancorp Inc                             1,490,940
                                                                      $2,875,658

SPECIALIZED SERVICES --- 7.5%
     64,000 ADVO Inc*                                                  2,185,600
     17,800 Arbitron Inc*                                                428,980
     41,800 Fossil Inc*                                                  867,350
     76,900 Global Payments Inc                                        2,314,690
     41,300 Harte-Hanks Inc                                            1,022,588
     50,200 National Service Industries Inc                            1,133,014
     79,500 Pegasus Solutions Inc*                                       918,225
     85,000 RH Donnelley Corp*                                         2,720,000
     15,700 Tetra Tech Inc*                                              427,040
     79,600 Viad Corp                                                  2,101,440
                                                                     $14,118,927

TELEPHONE & TELECOMMUNICATIONS --- 0.6%
     28,400 Commonwealth Telephone Enterprises Inc*                    1,199,900
                                                                      $1,199,900

TEXTILES --- 3.1%
     27,800 Liz Claiborne Inc                                          1,402,510
     72,000 Mohawk Industries Inc*                                     2,534,400
     53,900 Russell Corp                                                 915,761
     35,600 Too Inc*                                                     975,440
                                                                      $5,828,111

TRANSPORTATION --- 1.1%
     26,900 GATX Corp                                                  1,078,690
     31,700 USFreightways Corp                                           935,150
                                                                      $2,013,840

UTILITIES --- 2.5%
     46,500 AGL Resources Inc                                          1,104,375
     22,200 MDU Resources Group Inc                                      702,408
     28,400 New Jersey Resources Corp                                  1,283,680
     81,200 Vectren Corp                                               1,680,840
                                                                      $4,771,303

WATER --- 0.6%
     33,900 American States Water Co                                   1,152,600
                                                                      $1,152,600

TOTAL COMMON STOCK --- 97.1%                                        $182,490,226
(Cost $156,207,029)

SHORT-TERM INVESTMENTS

AGENCY --- 0.5%
  1,000,000 Freddie Mac                                                  999,467
                                                                        $999,467

FINANCIAL SERVICES --- 2.3%
  4,414,000 Morgan Stanley & Co Inc (Repurchase Agreement)             4,414,000
                                                                      $4,414,000

TOTAL SHORT-TERM INVESTMENTS --- 2.9%                                 $5,413,467
(Cost $5,413,467)

TOTAL LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO --- 100.0%            $187,903,693
(Cost $161,620,496)


The Maxim Series Fund

Money Market Portfolio

BONDS

AGENCY --- 7.8%
  1,451,949 Freddie Mac (4)                                            1,451,949
            CMO SER.T20 CL.A7
            3.955% December 25, 2029
 26,040,637 Freddie Mac (4)                                           26,049,223
            ABS SER.T-26 CL.A1
            4.110% January 15, 2027
  7,265,457 Freddie Mac (4)                                            7,265,457
            ABS SER.T-29 CL.A1
            4.110% September 15, 2026
  2,031,200 Freddie Mac (4)                                            2,031,200
            CMO SER.T-28 CL.A1
            3.950% September 25, 2030
 14,889,969 Freddie Mac (4)                                           14,889,969
            ABS SER.T-32 CL.A1
            3.935% August 25, 2031
 14,560,898 Freddie Mac (4)                                           14,560,898
            ABS SER.T-31 CL.A7
            3.930% February 25, 2031
                                                                     $66,248,696

OTHER ASSET-BACKED --- 7.1%
 10,000,000 Americredit Automobile Receivables Trust                   7,917,570
            Series 2001-1 Class A1
            4.808% May 6, 2002
  4,080,731 Chevy Chase Auto Receivables Trust                         4,080,731
            Series 2001-1 Class A1
            4.871% March 15, 2002
  4,780,424 Honda Auto Receivables Owner Trust                         4,780,424
            Series 2001-1 Class A1
            5.270% March 18, 2002
  7,122,012 MMCA Automotive Trust                                      7,122,012
            Series 2001-1 Class A1
            4.636% April 15, 2002
  7,905,747 Navistar Financial Corp Owner Trust                        7,905,747
            Series 2001-A Class A1
            4.290% May 15, 2002
  4,522,240 Onyx Acceptance Auto Trust                                 4,522,240
            Series 2001-A Class A1
            5.314% March 15, 2002
  5,297,942 Ryder Vehicle Lease Trust                                  5,297,942
            Series 2001-A Class A1
            5.211% February 15, 2002
  5,252,016 Union Acceptance Corp                                      5,252,016
            Series 2001-A Class A1
            5.070% April 5, 2002
  7,000,000 WFS Financial Owner Trust                                  7,000,000
            Series 2001-B Class A1
            4.025% March 20, 2002
  6,536,799 World Omni Auto Receivables Trust                          6,536,799
            Series 2001-A Class A1
            5.330% February 20, 2002
                                                                     $60,415,481

TOTAL BONDS --- 15.0%                                               $126,664,177
(Cost $126,664,177)

SHORT-TERM INVESTMENTS

AGENCY --- 77.0%
 19,200,000 Fannie Mae                                                19,147,974
 25,000,000 Fannie Mae                                                24,823,897
 25,000,000 Fannie Mae                                                24,841,173
 25,000,000 Fannie Mae                                                24,986,529
 21,822,000 Fannie Mae                                                21,793,667
 20,000,000 Fannie Mae                                                19,848,082
 10,000,000 Fannie Mae                                                 9,990,538
 33,000,000 Fannie Mae                                                32,937,708
 15,000,000 Fannie Mae                                                15,000,000
  4,000,000 Fannie Mae                                                 3,997,484
 25,000,000 Fannie Mae                                                24,920,689
 20,000,000 Fannie Mae                                                19,928,602
  5,056,000 Federal Farm Credit                                        5,052,786
 20,000,000 Federal Farm Credit                                       19,976,276
 25,000,000 Federal Farm Credit                                       24,956,901
 20,000,000 Federal Home Loan Bank                                    19,841,476
  9,902,000 Federal Home Loan Bank                                     9,850,829
 20,000,000 Federal Home Loan Bank                                    19,908,164
 20,000,000 Federal Home Loan Bank                                    19,931,507
 20,000,000 Federal Home Loan Bank                                    19,959,745
 30,000,000 Federal Home Loan Bank                                    29,756,343
 20,000,000 Federal Home Loan Bank                                    19,894,484
  3,000,000 Federal Home Loan Bank                                     3,012,060
 23,000,000 Federal Home Loan Bank                                    22,970,421
  5,000,000 Federal Home Loan Bank                                     5,000,775
 27,064,000 Federal Home Loan Bank                                    27,047,487
 15,000,000 Freddie Mac                                               15,000,000
 23,789,000 Freddie Mac                                               23,683,353
 13,000,000 Freddie Mac                                               12,983,835
 20,000,000 Freddie Mac                                               19,838,575
 14,339,000 Freddie Mac                                               14,331,482
  2,905,000 Freddie Mac                                                2,901,962
 20,000,000 Freddie Mac                                               19,905,644
 15,000,000 Freddie Mac                                               14,961,908
 24,750,000 Freddie Mac                                               24,741,921
 14,300,000 Freddie Mac                                               14,255,511
                                                                    $651,979,788

FINANCIAL SERVICES --- 3.5%
 15,000,000 Goldman Sachs & Co (Repurchase Agreement)                 15,000,000
 15,000,000 Morgan Stanley & Co Inc (Repurchase Agreement)            15,000,000
                                                                     $30,000,000

INVESTMENT BANK/BROKERAGE FIRM --- 0.5%
  4,500,000 KFW International Finance                                  4,494,010
                                                                      $4,494,010

PHARMACEUTICALS --- 0.1%
  1,151,000 Bayer Corp                                                 1,149,352
                                                                      $1,149,352

PRINTING & PUBLISHING --- 0.7%
  5,850,000 McGraw-Hill Cos Inc                                        5,841,353
                                                                      $5,841,353

SECURITIES & COMMODITIES --- 3.2%
 26,900,000 Salomon Smith Barney Inc (Repurchase Agreement)           26,900,000
                                                                     $26,900,000

TOTAL SHORT-TERM INVESTMENTS --- 85.0%                              $720,364,503
(Cost $720,364,503)

TOTAL MONEY MARKET PORTFOLIO --- 100.0%                             $847,028,680
(Cost $847,028,680)


The Maxim Series Fund

Short-Term Maturity Bond Portfolio

BONDS

AGENCY --- 14.9%
  2,000,000 Fannie Mae                                                 2,119,060
            GLOBAL BENCHMARK BONDS
            7.125% February 15, 2005
  3,862,856 Fannie Mae                                                 3,738,027
            ABS SER.1998-65 CL.A2
            5.850% September 16, 2028
  2,000,000 Federal Home Loan Bank                                     2,075,000
            UNSECURED TAP BONDS SER.K805
            6.500% November 15, 2005
  3,000,000 Federal Home Loan Bank                                     3,020,610
            GLOBAL BONDS SER.EW04
            5.250% February 13, 2004
  5,000,000 Freddie Mac                                                5,014,050
            GLOBAL REFERENCE NOTES
            5.000% January 15, 2004
  9,000,000 Freddie Mac                                                9,509,040
            Global Notes
            7.000% July 15, 2005
                                                                     $25,475,787

AUTO PARTS & EQUIPMENT --- 1.7%
  2,500,000 Magna International Inc                                    2,900,000
            Convertible
            5.000% October 15, 2002
                                                                      $2,900,000

BANKS --- 6.0%
  2,000,000 Bank One Corp                                              2,033,620
            Notes
            6.400% August 1, 2002
  2,000,000 Mellon Funding Corp/Mellon Financial Corp                  2,025,040
            Senior Notes
            5.750% November 15, 2003
  2,000,000 Mercantile Safe Deposit & Trust                            2,035,400
            Deposit Notes
            7.400% April 3, 2002
  4,000,000 Wells Fargo & Co                                           4,123,280
            Notes
            6.625% July 15, 2004
                                                                     $10,217,340

BROADCAST/MEDIA --- 1.2%
  2,100,000 Media One Group Certficates # (4)                          2,100,000
            Sets Trust 1999-10
            5.353% August 27, 2001
                                                                      $2,100,000

COMMERCIAL MORTGAGE BACKED --- 0.9%
  1,536,329 Norwest Asset Securities Corp                              1,546,884
            Series 1999-9 Class A2
            6.500% April 25, 2029
                                                                      $1,546,884

ELECTRIC COMPANIES --- 12.0%
  2,000,000 Boston Edison Co                                           2,054,420
            Debentures
            6.800% March 15, 2003
  3,000,000 Niagara Mohawk Power Corp                                  3,229,140
            Senior Notes
            8.875% May 15, 2007
  2,500,000 Ohio Edison Co                                             2,556,725
            1st Mortgage
            8.250% April 1, 2002
  2,500,000 PSI Energy Inc                                             2,543,700
            1st Mortgage
            7.610% January 7, 2002
  3,000,000 Public Service Co of Colorado                              3,035,340
            Bonds
            6.000% April 15, 2003
  4,000,000 Sierra Pacific Power Co                                    4,025,120
            Collateralized Notes
            5.470% December 17, 2001
  2,000,000 Texas Utilities Electric Co                                2,004,700
            1st Mortgage
            6.250% October 1, 2004
  1,100,000 Virginia Electric & Power Co                               1,161,039
            1st Mortgage
            8.000% March 1, 2004
                                                                     $20,610,184

FINANCIAL SERVICES --- 12.6%
  3,000,000 Dime Bancorp Inc                                           3,002,460
            Senior Notes
            7.000% July 25, 2001
  2,500,000 Ford Motor Credit Co                                       2,528,725
            Senior Unsubordinated Notes
            6.500% February 28, 2002
  2,000,000 General Electric Capital Corp                              2,011,320
            Notes
            5.375% April 23, 2004
  3,000,000 General Motors Acceptance Corp                             3,014,460
            Notes
            5.350% December 7, 2001
  3,000,000 MBNA America Bank NA                                       3,003,000
            Notes
            6.080% August 10, 2001
  2,000,000 Morgan Stanley Dean Witter & Co                            2,065,880
            Notes
            8.100% June 24, 2002
  3,000,000 Private Export Funding Corp                                2,979,060
            US Government Guaranteed Notes
            5.530% April 30, 2006
  3,000,000 Sanwa Business Credit #                                    3,016,140
            Notes
            7.250% September 15, 2001
                                                                     $21,621,045

FOREIGN BANKS --- 1.9%
  3,000,000 KFW International Finance                                  3,181,890
            Notes
            7.625% February 15, 2004
                                                                      $3,181,890

INSURANCE RELATED --- 1.2%
  2,000,000 Monumental Global Funding II #                             2,075,676
            Notes
            6.950% October 1, 2003
                                                                      $2,075,676

OTHER ASSET-BACKED --- 21.0%
  2,000,000 BMW Vehicle Owner Trust                                    1,996,936
            Series 2001-A Class A3
            4.700% March 25, 2005
  2,000,000 Centex Home Equity                                         2,041,120
            Series 2000-D Class A2
            6.740% August 25, 2021
  2,000,000 Centex Home Equity                                         2,009,812
            Series 1999-1 Class A4
            6.390% October 25, 2027
  1,700,000 Citibank Credit Card Master Trust I                        1,699,456
            Series 1998-9 Class B
            5.550% January 9, 2006
  3,500,000 First USA Credit Card Master Trust                         3,516,380
            Series 1998-9 Class B
            5.550% September 18, 2006
  1,000,000 Ford Credit Auto Owner Trust                               1,001,309
            Series 2001-C Class A4
            4.830% February 15, 2005
  1,000,000 Ford Credit Auto Owner Trust                               1,001,078
            Series 2001-C Class A4
            5.250% September 15, 2005
  3,000,000 Ford Credit Auto Owner Trust                               3,106,797
            Series 2000-E Class B
            6.990% February 15, 2005
  2,000,000 Honda Auto Receivables Owner                               2,014,360
            Series 2001-1 CLass A4
            5.560% June 19, 2006
  1,871,731 LAI Vehicle Lease Securization Trust #                     1,880,367
            Series 2001-A Class A
            5.610% February 15, 2007
  1,575,000 MBNA Master Credit Card Trust                              1,625,195
            Series 1997-I  Class A
            6.550% January 15, 2007
  2,000,000 Navistar Financial Corp Owner Trust                        2,008,834
            Series 2001-A Class A3
            4.990% August 15, 2005
  2,000,000 Peco Energy Transition Trust                               2,014,360
            Series 1999-A Class A4
            5.800% March 1, 2007
  2,000,000 Residential Asset Securites Corp                           2,015,151
            Series 1998-KS3 Class AI5
            6.160% April 25, 2026
  2,000,000 Toyota Auto Receivables Owner Trust                        2,078,018
            Series 2000-B Class A4
            6.800% April 15, 2007
  2,000,000 USAA Auto Owner Trust                                      1,991,180
            Series 2001-1 Class A4
            5.080% March 15, 2006
  2,000,000 Vanderbilt Mortgage Finance Inc                            2,056,800
            Series 2000-D Class A2
            6.975% January 7, 2014
  2,000,000 Vanderbilt Mortgage Finance Inc                            2,024,200
            Series 2001-A Class A2
            6.120% February 7, 2015
                                                                     $36,081,353

POLLUTION CONTROL --- 1.2%
  2,000,000 Waste Management Inc                                       2,000,120
            Notes
            6.125% July 15, 2011
                                                                      $2,000,120

SPECIALIZED SERVICES --- 2.4%
  3,000,000 CUC International Inc                                      2,962,500
            Convertible
            3.000% February 15, 2002
  1,500,000 Comdisco Inc (5)                                           1,170,000
            Notes
            6.130% August 1, 2006
                                                                      $4,132,500

TELEPHONE & TELECOMMUNICATIONS --- 2.0%
  1,000,000 Sprint Capital Corp                                          997,700
            Company Guaranteed Notes
            5.700% November 15, 2003
  2,500,000 WorldCom Inc                                               2,502,800
            Senior Notes
            6.125% August 15, 2001
                                                                      $3,500,500

U.S. GOVERNMENTS --- 11.8%
  8,500,000 United States of America                                   9,308,860
            Treasury Notes
            7.875% November 15, 2004
 11,000,000 United States of America                                  11,001,761
            Treasury Notes
            4.250% March 31, 2003
                                                                     $20,310,621

UTILITIES --- 1.2%
  2,000,000 Florida Gas Transmission Co #                              2,133,640
            Senior Notes
            8.630% November 1, 2004
                                                                      $2,133,640

WHOLE LOAN --- 1.2%
  2,000,000 DLJ Mortgage Acceptance Corp #                             2,052,868
            Series 1995-CF2 Class A1B
            6.850% December 17, 2027
                                                                      $2,052,868

TOTAL BONDS --- 93.2%                                               $159,940,408
(Cost $158,068,514)

SHORT-TERM INVESTMENTS

AGENCY --- 0.6%
  1,000,000 Freddie Mac                                                  999,683
                                                                        $999,683

FINANCIAL SERVICES --- 4.7%
  8,086,000 Morgan Stanley & Co Inc (Repurchase Agreement)             8,086,000
                                                                      $8,086,000

U.S. GOVERNMENTS --- 1.5%
  2,500,000 Federal Farm Credit                                        2,497,430
                                                                      $2,497,430

TOTAL SHORT-TERM INVESTMENTS --- 6.8%                                $11,583,113
(Cost $11,583,113)

TOTAL SHORT-TERM MATURITY BOND PORTFOLIO --- 100.0%                 $171,523,521
(Cost $169,651,627)


The Maxim Series Fund

Stock Index Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 1.2%
     66,226 Boeing Co                                                  3,682,166
     15,200 General Dynamics Corp                                      1,182,712
      7,830 Goodrich Corp                                                297,383
     32,882 Lockheed Martin Corp                                       1,218,278
      6,500 Northrop Grumman Corp                                        520,650
      3,900 Precision Castparts Corp                                     145,938
     26,550 Raytheon Co Class B*                                         704,903
     13,900 Rockwell International Corp                                  529,868
        800 Sequa Corp Class A*                                           36,400
     35,940 United Technologies Corp                                   2,632,964
                                                                     $10,951,262

AGRICULTURE --- 0.0%
      2,100 Universal Corp                                                83,286
                                                                         $83,286

AIR FREIGHT --- 0.1%
      3,650 Airborne Inc                                                  42,304
      2,900 Atlas Air Worldwide Holdings Inc*                             41,064
      3,700 CNF Inc                                                      104,525
      3,600 EGL Inc*                                                      62,856
      3,900 Expeditors International of Washington Inc                   233,996
                                                                        $484,745

AIRLINES --- 0.2%
     11,550 AMR Corp*                                                    417,302
      2,000 Alaska Air Group Inc*                                         57,800
      9,450 Delta Air Lines Inc                                          416,556
     57,970 Southwest Airlines Co                                      1,071,865
      5,150 US Airways Group Inc*                                        125,145
                                                                      $2,088,668

AUTO PARTS & EQUIPMENT --- 0.3%
      5,000 ArvinMeritor Inc                                              83,700
      1,600 Bandag Inc                                                    43,680
      1,970 BorgWarner Inc                                                97,751
      5,550 Cooper Tire & Rubber Co                                       78,810
     42,815 Delphi Automotive Systems Corp                               682,043
      5,650 Gentex Corp*                                                 157,466
     13,225 Genuine Parts Co                                             416,588
     12,150 Goodyear Tire & Rubber Co                                    340,200
      4,850 Lear Corp*                                                   169,265
      2,300 Modine Manufacturing Co                                       63,434
      2,000 Superior Industries International Inc                         76,600
      9,988 Visteon Corp                                                 183,579
                                                                      $2,393,116

AUTOMOBILES --- 0.7%
    139,500 Ford Motor Co                                              3,424,725
     41,850 General Motors Corp                                        2,693,048
                                                                      $6,117,773

BANKS --- 6.4%
     28,490 AmSouth Bancorp                                              526,780
      5,125 Associated Banc-Corp                                         184,449
     30,700 BB&T Corp                                                  1,126,690
     88,397 Bank One Corp                                              3,164,613
    122,108 Bank of America Corp                                       7,330,143
     56,150 Bank of New York Co Inc                                    2,695,200
     10,750 Banknorth Group Inc                                          243,488
      3,650 City National Corp                                           161,659
      8,400 Colonial BancGroup Inc                                       120,792
     13,550 Comerica Inc                                                 780,480
      9,250 Compass Bancshares Inc                                       245,125
     43,571 Fifth Third Bancorp                                        2,616,439
      9,850 First Tennessee National Corp                                341,894
     74,850 First Union Corp                                           2,615,259
      3,550 First Virginia Banks Inc                                     167,276
      6,750 FirstMerit Corp                                              178,200
     82,621 FleetBoston Financial Corp                                 3,259,398
      3,200 Greater Bay Bancorp                                           79,936
     12,150 Hibernia Corp                                                216,270
     19,185 Huntington Bancshares Inc                                    313,675
    150,918 JP Morgan Chase & Co                                       6,730,943
     32,504 KeyCorp                                                      846,729
      7,350 M&T Bank Corp                                                554,925
      7,850 Marshall & Ilsley Corp                                       423,115
     36,462 Mellon Financial Corp                                      1,677,252
      5,320 Mercantile Bankshares Corp                                   208,172
     45,940 National City Corp                                         1,414,033
     15,675 National Commerce Financial Corp                             382,000
     12,550 North Fork Bancorp Inc                                       389,050
     17,000 Northern Trust Corp                                        1,062,500
     22,050 PNC Financial Services Group                               1,450,670
      6,150 Pacific Century Financial Corp                               158,609
      3,700 Provident Financial Group Inc                                121,804
     17,500 Regions Financial Corp                                       560,000
      4,750 Roslyn Bancorp Inc                                           124,925
      3,700 Silicon Valley Bancshares*                                    81,400
     25,924 SouthTrust Corp                                              674,024
     24,700 State Street Corp                                          1,222,403
     22,326 SunTrust Banks Inc                                         1,446,278
     21,950 Synovus Financial Corp                                       688,791
      6,150 TCF Financial Corp                                           284,807
    145,290 US Bancorp                                                 3,311,159
     10,550 Union Planters Corp                                          459,980
     16,033 Wachovia Corp                                              1,140,748
    130,640 Wells Fargo & Co                                           6,065,615
      2,770 Westamerica Bancorp                                          108,723
      2,500 Wilmington Trust Corp                                        156,625
      6,750 Zions Bancorp                                                398,250
                                                                     $58,511,296

BIOTECHNOLOGY --- 0.4%
      4,150 COR Therapeutics Inc*                                        126,575
     14,500 Genzyme Corp*                                                884,500
      7,150 Gilead Sciences Inc*                                         416,059
     11,150 IDEC Pharmaceuticals Corp*                                   754,744
      4,950 Incyte Genomics Inc*                                         121,374
     16,200 Millennium Pharmaceuticals Inc*                              576,396
      3,300 Protein Design Labs Inc*                                     286,308
      4,550 Vertex Pharmaceuticals Inc*                                  225,225
                                                                      $3,391,181

BROADCAST/MEDIA --- 0.8%
      2,763 Chris-Craft Industries Inc*                                  197,278
     44,650 Clear Channel Communications Inc*                          2,799,555
     71,750 Comcast Corp Class A*                                      3,113,950
      3,600 Emmis Communications Corp Class A*                           110,700
      3,450 Entercom Communications Corp*                                184,955
      8,350 Hispanic Broadcasting Corp*                                  239,562
     15,770 Univision Communications Inc Class A*                        674,641
      8,400 Westwood One Inc*                                            309,540
                                                                      $7,630,181

BUILDING MATERIALS --- 0.2%
      3,187 Granite Construction Inc                                      81,014
      3,600 Martin Marietta Materials Inc                                178,164
     34,400 Masco Corp                                                   858,624
      4,350 Quanta Services Inc*                                          95,874
     12,250 Sherwin-Williams Co                                          271,950
      7,750 Vulcan Materials Co                                          416,563
                                                                      $1,902,189

CHEMICALS --- 1.3%
      2,275 A Schulman Inc                                                30,713
     17,500 Air Products & Chemicals Inc                                 800,625
      5,150 Airgas Inc*                                                   61,285
      3,550 Albemarle Corp                                                82,254
      8,450 Avery Dennison Corp                                          431,373
      5,050 Cabot Corp                                                   181,901
      8,648 Crompton Corp                                                 94,263
      3,100 Cytec Industries Inc*                                        117,800
     68,448 Dow Chemical Co                                            2,275,896
     79,557 EI du Pont de Nemours & Co                                 3,837,830
      5,850 Eastman Chemical Co                                          278,636
      9,750 Engelhard Corp                                               251,453
      2,300 FMC Corp*                                                    157,688
      2,600 Ferro Corp                                                    56,706
      3,800 Great Lakes Chemical Corp                                    117,230
      1,100 HB Fuller Co                                                  54,890
      8,250 Hercules Inc                                                  93,225
      8,750 IMC Global Inc                                                89,250
     14,600 Jabil Circuit Inc*                                           450,556
      4,000 Lubrizol Corp                                                124,200
      8,950 Lyondell Chemical Co                                         137,651
      1,550 Minerals Technologies Inc                                     66,526
      3,400 Olin Corp                                                     57,766
     12,850 PPG Industries Inc                                           675,525
     12,150 Praxair Inc                                                  571,050
      7,831 RPM Inc                                                       72,045
     16,804 Rohm & Haas Co                                               552,852
      5,900 Sigma-Aldrich Corp                                           227,858
      7,930 Solutia Inc                                                  101,108
      3,700 Valspar Corp                                                 131,350
                                                                     $12,181,505

COMMUNICATIONS - EQUIPMENT --- 2.6%
     59,450 ADC Telecommunications Inc*                                  392,370
      3,000 ADTRAN Inc*                                                   61,500
      2,900 ANTEC Corp*                                                   35,960
      6,150 Advanced Fibre Communications*                               129,150
      6,287 Andrew Corp*                                                 115,995
     21,605 Avaya Inc*                                                   295,989
     14,120 Cabletron Systems Inc*                                       322,642
    556,760 Cisco Systems Inc*                                        10,133,032
      3,950 CommScope Inc*                                                92,825
     12,800 Comverse Technology Inc*                                     730,880
     70,250 Corning Inc                                                1,173,878
      5,050 Harris Corp                                                  137,411
     99,850 JDS Uniphase Corp*                                         1,248,125
      2,938 L-3 Communications Holdings Inc*                             224,169
    260,178 Lucent Technologies Inc                                    1,613,104
      3,700 MasTec Inc*                                                   48,840
     24,550 Network Appliance Inc*                                       336,335
    243,138 Nortel Networks Corp                                       2,210,124
      3,800 Plantronics Inc*                                              87,970
      6,250 Polycom Inc*                                                 144,313
     57,550 QUALCOMM Inc*                                              3,365,524
      3,300 Sawtek Inc*                                                   77,649
     12,350 Scientific-Atlanta Inc                                       501,410
     31,350 Tellabs Inc*                                                 607,563
                                                                     $24,086,758

COMPUTER HARDWARE & SYSTEMS --- 4.3%
     26,000 3Com Corp*                                                   123,500
     26,450 Apple Computer Inc*                                          614,963
      3,300 Avocent Corp*                                                 75,075
      1,814 Cabot Microelectronics Corp*                                 112,468
    129,067 Compaq Computer Corp                                       1,977,306
      4,150 Credence Systems Corp*                                       100,596
    197,660 Dell Computer Corp*                                        5,168,809
    167,574 EMC Corp*                                                  4,868,025
     24,690 Gateway Inc*                                                 406,151
    147,702 Hewlett-Packard Co                                         4,224,277
      3,000 InFocus Corp*                                                 61,170
    132,356 International Business Machines Corp                      14,956,228
      9,700 Lexmark International Group Inc Class A*                     652,325
      4,950 Mentor Graphics Corp*                                         86,625
      7,281 NCR Corp*                                                    342,207
      3,900 National Instruments Corp*                                   126,555
     43,327 Palm Inc*                                                    262,995
     11,550 Quantum Corp-DLT & Storage Systems*                          116,540
      5,150 Sandisk Corp*                                                143,634
      7,950 Storage Technology Corp*                                     109,392
    248,350 Sun Microsystems Inc*                                      3,904,062
     24,150 Unisys Corp*                                                 355,247
                                                                     $38,788,150

COMPUTER SOFTWARE & SERVICES --- 7.1%
     18,300 Adobe Systems Inc                                            860,100
      2,400 Advent Software*                                             152,400
      3,800 Affiliated Computer Services Inc Class A*                    273,258
      4,250 Autodesk Inc                                                 158,525
     47,600 Automatic Data Processing Inc                              2,365,720
     18,600 BMC Software Inc*                                            419,244
     20,650 BroadVision Inc*                                             103,250
     18,750 Cadence Design Systems Inc*                                  349,313
     14,200 Citrix Systems Inc*                                          495,580
     44,031 Computer Associates International Inc                      1,585,116
     12,900 Computer Sciences Corp*                                      446,340
     28,150 Compuware Corp*                                              393,819
     17,968 Concord EFS Inc*                                             934,516
     10,150 Electronic Arts Inc*                                         587,685
     35,700 Electronic Data Systems Corp                               2,231,250
     10,850 Equifax Inc                                                  397,978
     29,894 First Data Corp                                            1,920,690
      9,512 Fiserv Inc*                                                  608,578
      6,612 Gartner Inc*                                                  60,830
     21,450 Informix Corp*                                               125,268
     15,800 Intuit Inc*                                                  631,842
      2,400 Investment Technology Group Inc*                             120,696
      6,750 Jack Henry & Associates Inc                                  209,250
      5,250 Keane Inc*                                                   115,500
      6,650 Legato Systems Inc*                                          106,068
      4,550 Macromedia Inc*                                               81,900
      3,800 Macrovision Corp*                                            260,300
      6,150 Mercury Interactive Corp*                                    368,385
    409,800 Microsoft Corp*                                           29,915,400
     10,549 Network Associates Inc*                                      131,335
     24,250 Novell Inc*                                                  137,983
    426,798 Oracle Corp*                                               8,109,162
     20,300 Parametric Technology Corp*                                  283,997
     28,496 Paychex Inc                                                1,139,840
     22,000 PeopleSoft Inc*                                            1,083,060
     15,500 Rational Software Corp*                                      434,775
      3,700 Retek Inc*                                                   177,378
     10,083 Sabre Holdings Corp*                                         504,150
      9,250 Sapient Corp*                                                 90,188
     34,100 Siebel Systems Inc*                                        1,599,290
      2,700 Structural Dynamics Research Corp*                            66,150
     20,300 SunGard Data Systems Inc*                                    609,203
      7,550 Sybase Inc*                                                  124,198
      3,050 Sykes Enterprises Inc*                                        33,550
      5,800 Symantec Corp*                                               253,402
      4,650 Synopsys Inc*                                                225,014
      4,150 Titan Corp*                                                   95,035
      2,800 Transaction Systems Architects Inc Class A*                   43,400
     30,400 VERITAS Software Corp*                                     2,022,512
      5,650 Wind River Systems*                                           98,649
     42,650 Yahoo! Inc*                                                  852,574
                                                                     $64,393,646

CONGLOMERATES --- 0.1%
     10,850 Textron Inc                                                  597,184
                                                                        $597,184

CONTAINERS --- 0.1%
      2,200 Ball Corp                                                    104,632
      4,050 Bemis Co Inc                                                 162,689
     12,050 Pactiv Corp*                                                 161,470
      3,800 Temple-Inland Inc                                            202,502
                                                                        $631,293

COSMETICS & PERSONAL CARE --- 0.4%
      4,300 Alberto-Culver Co Class B                                    180,772
     18,200 Avon Products Inc                                            842,296
     80,450 Gillette Co                                                2,332,246
      7,450 International Flavors & Fragrances Inc                       187,219
                                                                      $3,542,533

DISTRIBUTORS --- 0.5%
     33,730 Cardinal Health Inc                                        2,327,370
     21,819 McKesson HBOC Inc                                            809,921
     10,150 SUPERVALU Inc                                                178,133
     51,400 SYSCO Corp                                                 1,395,510
                                                                      $4,710,934

ELECTRIC COMPANIES --- 2.6%
      6,250 ALLETE Inc                                                   140,625
      9,350 Allegheny Energy Inc                                         451,138
      6,096 Alliant Energy Corp                                          177,698
     10,450 Ameren Corp                                                  446,215
     24,580 American Electric Power Co Inc                             1,134,859
      2,000 Black Hills Corp                                              80,460
     10,000 CMS Energy Corp                                              278,500
     12,143 Cinergy Corp                                                 424,398
      3,440 Cleco Corp                                                    78,260
      6,775 Conectiv Inc                                                 146,340
     16,200 Consolidated Edison Inc                                      644,760
     12,450 Constellation Energy Group                                   530,370
      9,724 DPL Inc                                                      281,607
      4,250 DQE Inc                                                       95,625
     12,687 DTE Energy Co                                                589,202
     18,568 Dominion Resources Inc                                     1,116,494
     58,526 Duke Energy Corp                                           2,283,099
     24,950 Edison International                                         278,193
      8,950 Energy East Corp                                             187,145
     17,000 Entergy Corp                                                 652,630
     24,337 Exelon Corp                                                1,560,488
     13,500 FPL Group Inc                                                812,835
     17,199 FirstEnergy Corp                                             553,120
      9,250 GPU Inc                                                      325,138
      2,500 Hawaiian Electric Industries Inc                              95,500
      2,900 IDACORP Inc                                                  101,152
      4,750 Kansas City Power & Light Co                                 116,613
     25,864 Mirant Corp*                                                 889,722
      8,050 Montana Power Co                                              93,380
      4,050 NSTAR                                                        172,368
     12,250 Niagara Mohawk Holdings Inc*                                 216,703
     10,990 Northeast Utilities                                          228,043
      5,950 OGE Energy Corp                                              134,530
     29,553 PG&E Corp                                                    330,994
     11,096 PPL Corp                                                     610,280
      6,450 Pinnacle West Capital Corp                                   305,730
      8,550 Potomac Electric Power Co                                    178,866
     15,731 Progress Energy Inc                                          706,637
      8,100 Progress Energy Inc @ (CVO)*                                       0
      3,000 Public Service Co of New Mexico                               96,300
     15,970 Public Service Enterprise Group Inc                          780,933
      6,550 Puget Energy Inc                                             171,610
     22,517 Reliant Energy Inc                                           725,273
      8,000 Scana Corp                                                   227,200
      6,050 Sierra Pacific Resources                                      96,740
     51,700 Southern Co                                                1,202,025
     19,675 TXU Corp                                                     948,138
     10,250 Teco Energy Inc                                              312,625
      8,450 UtiliCorp United Inc                                         258,148
      5,350 Western Resources Inc                                        115,025
      9,200 Wisconsin Energy Corp                                        218,684
     26,024 Xcel Energy Inc                                              740,383
                                                                     $23,342,801

ELECTRONIC INSTRUMENTS & EQUIP --- 5.4%
     34,859 Agilent Technologies Inc*                                  1,132,918
     14,900 American Power Conversion Corp*                              234,675
      7,550 Arrow Electronics Inc*                                       183,390
     35,600 Atmel Corp*                                                  480,244
      8,150 Avnet Inc                                                    182,723
      6,050 Cirrus Logic Inc*                                            139,332
      7,150 Cooper Industries Inc                                        283,069
      9,950 Cypress Semiconductor Corp*                                  237,308
      2,100 DSP Group Inc*                                                45,045
     32,750 Emerson Electric Co                                        1,981,375
    756,280 General Electric Co                                       36,868,651
      4,550 Hubbell Inc Class B                                          131,950
      8,150 Integrated Device Technology Inc*                            258,274
      4,750 International Rectifier Corp*                                161,975
      6,750 KEMET Corp*                                                  133,718
      3,700 LTX Corp*                                                     94,572
      9,350 Lam Research Corp*                                           277,228
      8,250 Lattice Semiconductor Corp*                                  201,300
      3,000 MIPS Technologies Inc*                                        28,800
      6,550 Micrel Inc*                                                  216,150
     10,000 Microchip Technology Inc*                                    334,300
     14,885 Molex Inc                                                    543,749
      5,150 NVIDIA Corp*                                                 477,663
      2,700 Newport Corp                                                  71,550
      7,600 PerkinElmer Inc                                              209,228
      3,150 Plexus Corp*                                                 103,950
      6,050 Power-One Inc*                                               100,672
     12,500 RF Micro Devices Inc*                                        337,125
     11,150 SCI Systems Inc*                                             284,325
      2,999 SPX Corp*                                                    375,415
     23,600 Sanmina Corp*                                                552,476
      5,150 Semtech Corp*                                                154,500
     49,300 Solectron Corp*                                              902,190
     16,814 Symbol Technologies Inc                                      373,271
      7,250 Tektronix Inc*                                               196,838
      4,450 Thomas & Betts Corp                                           98,212
      6,350 TranSwitch Corp*                                              69,850
      6,000 TriQuint Semiconductor Inc*                                  135,000
     10,563 Vishay Intertechnology Inc*                                  242,949
      7,150 WW Grainger Inc                                              294,294
      9,850 Waters Corp*                                                 271,959
                                                                     $49,402,213

ELECTRONICS - SEMICONDUCTOR --- 4.1%
     26,050 Advanced Micro Devices Inc*                                  752,324
     29,700 Altera Corp*                                                 861,300
     27,482 Analog Devices Inc*                                        1,188,597
     61,800 Applied Materials Inc*                                     3,034,380
     22,850 Applied Micro Circuits Corp*                                 393,020
     19,300 Broadcom Corp Class A*                                       825,268
     18,612 Conexant Systems Inc*                                        166,577
    512,150 Intel Corp                                                14,980,388
     14,100 KLA-Tencor Corp*                                             824,427
     27,350 LSI Logic Corp*                                              514,180
     24,250 Linear Technology Corp                                     1,072,335
     24,744 Maxim Integrated Products Inc*                             1,093,932
     45,350 Micron Technology Inc*                                     1,863,885
    166,875 Motorola Inc                                               2,763,450
     13,300 National Semiconductor Corp*                                 387,296
     10,750 Novellus Systems Inc*                                        610,493
      7,050 QLogic Corp*                                                 454,373
     13,300 Teradyne Inc*                                                440,230
    132,360 Texas Instruments Inc                                      4,169,340
     14,400 Vitesse Semiconductor Corp*                                  302,976
     25,200 Xilinx Inc*                                                1,039,248
                                                                     $37,738,019

ENGINEERING & CONSTRUCTION --- 0.0%
      5,750 Fluor Corp                                                   259,613
                                                                        $259,613

FINANCIAL SERVICES --- 6.0%
     40,198 AFLAC Inc                                                  1,265,835
      8,050 Ambac Financial Group Inc                                    468,510
      6,110 AmeriCredit Corp*                                            317,415
    100,900 American Express Co                                        3,914,920
     38,092 American General Corp                                      1,769,373
      3,800 Astoria Financial Corp                                       209,000
    382,897 Citigroup Inc                                             20,232,277
      8,250 Dime Bancorp Inc                                             307,313
     76,250 Fannie Mae (nonvtg)                                        6,492,688
     20,250 Franklin Resources Inc                                       926,843
     52,800 Freddie Mac                                                3,696,000
     10,330 Golden State Bancorp                                         318,164
      7,750 GreenPoint Financial Corp                                    297,600
      4,850 IndyMac Bancorp Inc*                                         129,980
      2,300 Investors Financial Services Corp                            154,100
     23,400 John Hancock Financial Svc*                                  942,084
     11,325 MBIA Inc                                                     630,576
     65,077 MBNA Corp                                                  2,144,287
     57,300 MetLife Inc                                                1,775,154
     12,150 Moody's Corp                                                 407,025
     84,812 Morgan Stanley Dean Witter & Co                            5,447,475
      2,000 NCO Group Inc*                                                61,860
      3,700 Neuberger Berman Inc                                         251,600
      3,350 PMI Group Inc                                                243,411
      8,350 SEI Investments Co                                           395,790
     18,800 Sovereign Bancorp Inc                                        244,400
     16,900 Stilwell Financial Inc                                       567,164
      9,250 T Rowe Price Group Inc                                       345,858
     12,450 USA Education Inc                                            908,850
      3,700 Webster Financial Corp                                       121,286
                                                                     $54,986,838

FOOD & BEVERAGES --- 3.4%
      2,800 Adolph Coors Co Class B                                      140,504
     68,500 Anheuser-Busch Cos Inc                                     2,822,200
      2,700 Bob Evans Farms Inc                                           48,600
      5,250 Brown-Forman Corp Class B                                    335,685
     31,300 Campbell Soup Co                                             805,975
    189,450 Coca-Cola Co                                               8,525,250
     31,900 Coca-Cola Enterprises Inc                                    521,565
     41,050 ConAgra Foods Inc                                            813,201
      2,700 Dean Foods Co                                                108,540
      4,250 Dole Food Co Inc                                              80,963
      2,200 Dreyer's Grand Ice Cream Inc                                  61,380
     21,750 General Mills Inc                                            952,215
     26,550 HJ Heinz Co                                                1,085,630
     10,430 Hershey Foods Corp                                           643,635
     10,650 Hormel Foods Corp                                            259,221
      8,100 IBP Inc                                                      204,525
      3,850 Interstate Bakeries Corp                                      61,600
      1,900 JM Smucker Co                                                 49,400
     31,000 Kellogg Co                                                   899,000
      2,200 Lance Inc                                                     29,700
      5,250 McCormick & Co Inc (nonvtg)                                  220,605
     10,800 Pepsi Bottling Group Inc                                     433,080
     12,180 PepsiAmericas Inc                                            161,994
    111,150 PepsiCo Inc                                                4,912,830
     10,050 Quaker Oats Co                                               917,063
     23,650 Ralston Purina Group                                         709,973
     60,050 Sara Lee Corp                                              1,137,347
      3,750 Sensient Technologies Corp                                    76,950
      2,100 Suiza Foods Corp*                                            111,510
      3,764 Tootsie Roll Industries Inc                                  145,065
     16,950 Tyson Foods Inc Class A                                      156,110
     43,639 Unilever NV NY Shrs                                        2,599,575
     17,250 Wm Wrigley Jr Co                                             808,163
                                                                     $30,839,054

GOLD, METALS & MINING --- 0.7%
      8,250 AK Steel Holding Corp                                        103,455
     24,250 Alcan Inc                                                  1,018,985
     65,870 Alcoa Inc                                                  2,595,278
      6,125 Allegheny Technologies Inc                                   110,801
     30,316 Barrick Gold Corp                                            459,287
      1,700 Carpenter Technology Corp                                     49,793
     11,344 Freeport-McMoRan Copper & Gold Inc Class B*                  125,351
     20,150 Homestake Mining Co                                          156,163
     13,950 Inco Ltd*                                                    240,777
     14,724 Newmont Mining Corp                                          274,014
      5,950 Nucor Corp                                                   290,896
      6,020 Phelps Dodge Corp                                            249,830
     25,050 Placer Dome Inc                                              245,490
      1,888 Ryerson Tull Inc                                              25,469
      3,500 UCAR International Inc*                                       41,825
      6,750 USX-US Steel Group                                           136,013
      6,500 Worthington Industries Inc                                    88,400
                                                                      $6,211,827

HARDWARE & TOOLS --- 0.1%
      6,150 Black & Decker Corp                                          242,679
      4,450 Snap-on Inc                                                  107,512
      6,550 Stanley Works                                                274,314
                                                                        $624,505

HEALTH CARE RELATED --- 5.3%
    118,000 Abbott Laboratories                                        5,665,180
     11,002 Aetna Inc*                                                   284,622
     10,050 Allergan Inc                                                 859,275
      4,000 AmeriSource Health Corp Class A*                             221,200
    100,100 American Home Products Corp                                5,880,875
     79,550 Amgen Inc*                                                 4,827,094
      4,000 Apria Healthcare Group Inc*                                  115,400
     10,350 Bergen Brunswig Corp Class A                                 198,927
     11,300 Biogen Inc*                                                  614,268
    148,050 Bristol-Myers Squibb Co                                    7,743,015
     14,600 Chiron Corp*                                                 744,600
      4,425 Covance Inc*                                                 100,226
      5,900 Express Scripts Inc Class A*                                 324,677
      7,200 First Health Group Corp*                                     173,664
     41,013 HCA Inc                                                    1,853,377
     18,580 Health Management Associates Inc Class A*                    390,923
      9,420 Health Net Inc*                                              163,908
     29,504 HealthSouth Corp*                                            471,179
     12,900 Humana Inc*                                                  127,065
    230,304 Johnson & Johnson                                         11,515,200
      2,421 LifePoint Hospitals Inc*                                     107,202
      8,000 Lincare Holdings Inc*                                        240,080
      7,900 Manor Care Inc*                                              250,825
     16,200 MedImmune Inc*                                               764,640
      7,050 Omnicare Inc                                                 142,410
      7,550 Oxford Health Plans Inc*                                     215,930
      2,591 PacifiCare Health Systems Inc*                                42,233
      7,000 Quest Diagnostics Inc*                                       523,950
      8,790 Quintiles Transnational Corp*                                221,948
     24,500 Tenet Healthcare Corp*                                     1,263,955
      4,930 Triad Hospitals Inc*                                         145,287
      2,900 Trigon Healthcare Inc*                                       188,065
     24,250 UnitedHealth Group Inc                                     1,497,438
      4,750 Wellpoint Health Networks Inc*                               447,640
                                                                     $48,326,278

HEAVY TRUCKS & PARTS --- 0.1%
      3,150 Cummins Engine Co Inc                                        121,905
     11,311 Dana Corp                                                    263,999
      5,250 Eaton Corp                                                   368,025
      4,540 Navistar International Corp*                                 127,710
      5,840 PACCAR Inc                                                   300,293
                                                                      $1,181,932

HOMEBUILDING --- 0.1%
      4,550 Centex Corp                                                  185,413
     10,570 Clayton Homes Inc                                            166,160
      3,360 KB HOME                                                      101,371
      4,850 Lennar Corp                                                  202,245
      3,100 Pulte Corp                                                   132,153
                                                                        $787,342

HOTELS/MOTELS --- 0.4%
     44,650 Carnival Corp                                              1,370,755
      8,900 Harrah's Entertainment Inc*                                  314,170
     28,189 Hilton Hotels Corp                                           326,992
     18,350 Marriott International Inc Class A                           868,689
     14,750 Starwood Hotels & Resorts Worldwide Inc                      549,880
                                                                      $3,430,486

HOUSEHOLD GOODS --- 1.5%
     18,082 Clorox Co                                                    612,076
     42,800 Colgate-Palmolive Co                                       2,524,772
     11,850 Fortune Brands Inc                                           454,566
     40,580 Kimberly-Clark Corp                                        2,268,422
     15,000 Leggett & Platt Inc                                          330,450
      5,850 Maytag Corp                                                  171,171
     20,365 Newell Rubbermaid Inc                                        511,162
     98,650 Procter & Gamble Co                                        6,293,870
      4,450 Tupperware Corp                                              104,264
      5,050 Whirlpool Corp                                               315,625
                                                                     $13,586,378

INSURANCE RELATED --- 3.6%
      4,050 Allmerica Financial Corp                                     232,875
     55,240 Allstate Corp                                              2,430,008
      5,050 American Financial Group Inc                                 153,015
    177,467 American International Group Inc                          15,262,162
     19,575 Aon Corp                                                     685,125
      6,050 Arthur J Gallagher & Co                                      157,300
     11,450 CIGNA Corp                                                 1,097,139
     13,350 Chubb Corp                                                 1,033,691
     12,250 Cincinnati Financial Corp                                    483,875
     24,864 Conseco Inc*                                                 339,394
      3,500 Everst Re Group Ltd                                          261,800
      4,500 HCC Insurance Holdings Inc                                   110,250
     18,050 Hartford Financial Services Group Inc                      1,234,620
      3,100 Horace Mann Educators Corp                                    66,805
     11,725 Jefferson-Pilot Corp                                         566,552
      4,250 Leucadia National Corp*                                      137,913
     14,400 Lincoln National Corp                                        745,200
     15,050 Loews Corp                                                   969,672
      8,150 MGIC Investment Corp                                         592,016
     21,000 Marsh & McLennan Cos Inc                                   2,121,000
      3,800 Mony Group Inc                                               152,494
      4,550 Ohio Casualty Corp                                            58,923
      9,000 Old Republic International Corp                              261,000
      5,600 Progressive Corp                                             757,064
      4,910 Protective Life Corp                                         168,757
      7,000 Radian Group Inc                                             283,150
      9,810 SAFECO Corp                                                  289,395
     16,448 St Paul Cos Inc                                              833,749
      9,650 Torchmark Corp                                               388,027
      5,150 Unitrin Inc                                                  197,760
     18,402 UnumProvident Corp                                           591,072
                                                                     $32,661,803

INVESTMENT BANK/BROKERAGE FIRM --- 0.9%
      6,175 AG Edwards Inc                                               277,875
      8,149 Bear Stearns Cos Inc                                         480,547
    105,711 Charles Schwab Corp                                        1,617,378
     24,350 E*TRADE Group Inc*                                           157,058
      5,300 Eaton Vance Corp                                             184,440
      4,250 LaBranche & Co Inc*                                          123,250
      4,750 Legg Mason Inc                                               236,360
     18,800 Lehman Brothers Holdings Inc                               1,461,700
     63,700 Merrill Lynch & Co Inc                                     3,774,225
      6,300 Waddell & Reed Financial Class A                             200,025
                                                                      $8,512,858

LEISURE & ENTERTAINMENT --- 3.5%
    337,250 AOL Time Warner Inc*                                      17,874,250
      6,690 Brunswick Corp                                               160,761
      5,650 Callaway Golf Co                                              89,270
      2,600 GTECH Holdings Corp*                                          92,326
     23,120 Harley-Davidson Inc                                        1,088,490
      5,600 International Game Technology*                               351,400
      4,100 International Speedway Corp Class A                          172,200
      5,850 Mandalay Resort Group*                                       160,290
     22,750 Park Place Entertainment Corp*                               275,275
      6,150 Six Flags Inc*                                               129,396
    135,325 Viacom Inc Class B*                                        7,003,069
    158,990 Walt Disney Co                                             4,593,221
                                                                     $31,989,948

MACHINERY --- 0.3%
     26,250 Caterpillar Inc                                            1,313,813
     17,900 Deere & Co                                                   677,515
     12,250 Ingersoll-Rand Co                                            504,700
     13,725 Thermo Electron Corp*                                        302,225
      4,650 Timken Co                                                     78,771
                                                                      $2,877,024

MANUFACTURING --- 1.9%
      5,450 AGCO Corp                                                     49,868
      2,336 Albany International Corp Class A*                            44,150
      5,350 American Standard Cos Inc*                                   321,535
      2,450 Ametek Inc                                                    74,848
      2,300 Carlisle Cos Inc                                              80,201
      4,650 Crane Co                                                     144,150
     10,850 Danaher Corp                                                 607,600
      5,462 Diebold Inc                                                  175,603
      3,400 Donaldson Co Inc                                             105,910
     15,500 Dover Corp                                                   583,575
      3,473 Federal Signal Corp                                           81,511
      2,900 Flowserve Corp*                                               89,175
      3,800 Furniture Brands International Inc*                          106,400
      3,100 Harsco Corp                                                   84,103
      4,750 Hillenbrand Industries Inc                                   271,273
     61,212 Honeywell International Inc                                2,141,808
      6,750 ITT Industries Inc                                           298,688
     23,083 Illinois Tool Works Inc                                    1,461,154
      2,690 Imation Corp*                                                 67,788
      6,550 Johnson Controls Inc                                         474,679
      2,300 Kaydon Corp                                                   58,995
      2,300 Kennametal Inc                                                84,870
      3,500 Millipore Corp                                               216,930
        400 NCH Corp                                                      15,640
      2,500 Nordson Corp                                                  58,275
      9,350 Pall Corp                                                    220,006
      8,925 Parker-Hannifin Corp                                         378,777
      3,700 Pentair Inc                                                  125,060
      6,355 Sealed Air Corp*                                             236,724
      2,200 Stewart & Stevenson Services Inc                              72,600
      1,400 Tecumseh Products Co Class A                                  69,300
      2,900 Teleflex Inc                                                 127,600
      2,800 Trinity Industries Inc                                        57,400
    147,542 Tyco International Ltd                                     8,041,039
      2,900 York International Corp                                      101,558
                                                                     $17,128,793

MEDICAL PRODUCTS --- 1.4%
      8,100 Apogent Techologies Inc*                                     199,260
     16,100 Applera Corp Applied Biosystems Group                        430,675
      4,100 Bausch & Lomb Inc                                            148,584
     44,900 Baxter International Inc                                   2,267,450
      4,550 Beckman Coulter Inc                                          185,640
     19,600 Becton Dickinson & Co                                        701,484
     13,650 Biomet Inc                                                   656,019
     30,960 Boston Scientific Corp*                                      526,320
      3,900 CR Bard Inc                                                  222,105
      3,900 Dentsply International Inc                                   172,965
      4,450 Edwards Lifesciences Corp*                                   117,302
     23,500 Guidant Corp*                                                846,000
     91,850 Medtronic Inc                                              4,226,019
      4,910 MiniMed Inc*                                                 235,680
      6,461 St Jude Medical Inc*                                         387,660
      5,250 Steris Corp*                                                 105,263
     15,000 Stryker Corp                                                 822,750
      4,650 VISX Inc*                                                     89,978
                                                                     $12,341,154

MISCELLANEOUS --- 1.2%
     40,600 AES Corp*                                                  1,747,830
      4,850 American Greetings Corp Class A                               53,350
     48,404 Archer-Daniels-Midland Co                                    629,252
      3,600 Blyth Industries Inc                                          92,556
     22,850 Calpine Corp*                                                863,730
      3,500 Carter-Wallace Inc                                            67,725
      3,000 Church & Dwight Co Inc                                        76,350
     12,950 Cintas Corp                                                  598,938
      7,250 Dial Corp                                                    103,313
      6,983 Energizer Holdings Inc*                                      160,260
      2,898 Lancaster Colony Corp                                         95,576
     30,150 Minnesota Mining & Mftg Co                                 3,440,115
     58,250 Nextel Communications Inc Class A*                         1,019,375
      5,650 Perrigo Co*                                                   94,299
      6,000 Sensormatic Electronics Corp*                                102,000
      4,490 Sotheby's Holdings Inc Class A*                               72,424
     71,200 Sprint Corp PCS Group*                                     1,719,480
      9,500 TRW Inc                                                      389,500
                                                                     $11,326,073

OFFICE EQUIPMENT & SUPPLIES --- 0.2%
      4,650 HON Industries Inc                                           112,623
      5,850 Herman Miller Inc                                            141,570
     18,950 Pitney Bowes Inc                                             798,174
      5,850 Reynolds & Reynolds Co Class A                               128,408
      3,100 Wallace Computer Services Inc                                 51,274
     51,000 Xerox Corp                                                   488,070
                                                                      $1,720,119

OIL & GAS --- 6.5%
      6,750 Amerada Hess Corp                                            545,400
     19,021 Anadarko Petroleum Corp                                    1,027,705
      9,400 Apache Corp                                                  477,050
      5,350 Ashland Inc                                                  214,535
     12,500 BJ Services Co*                                              354,750
     25,360 Baker Hughes Inc                                             849,560
     16,258 Burlington Resources Inc                                     649,507
     48,900 Chevron Corp                                               4,425,450
     47,599 Conoco Inc Class B                                         1,375,611
      4,150 Cooper Cameron Corp*                                         231,570
      9,772 Devon Energy Corp                                            513,030
     10,550 ENSCO International Inc                                      246,870
      8,950 EOG Resources                                                318,173
    262,662 Exxon Mobil Corp                                          22,943,526
     13,500 Global Marine Inc*                                           251,505
      8,259 Grant Prideco Inc*                                           144,450
     32,800 Halliburton Co                                             1,167,680
      4,550 Hanover Compressor Co*                                       150,560
      3,800 Helmerich & Payne Inc                                        117,116
      7,190 Kerr-McGee Corp/Oryx Energy Co                               476,481
      4,350 Marine Drilling Cos Inc*                                      83,129
      4,650 McDermott International Inc*                                  54,173
      3,400 Murphy Oil Corp                                              250,240
     11,280 Nabors Industries Inc*                                       419,616
      6,150 National-Oilwell Inc*                                        164,820
      4,250 Noble Affiliates Inc                                         150,238
     10,250 Noble Drilling Corp*                                         335,688
     28,250 Occidental Petroleum Corp                                    751,168
     12,798 Ocean Energy Inc                                             223,325
      5,980 Pennzoil-Quaker State Co                                      66,976
     19,500 Phillips Petroleum Co                                      1,111,500
      7,550 Pioneer Natural Resources Co*                                128,728
      7,250 Rowan Cos Inc*                                               160,225
    163,140 Royal Dutch Petroleum Co NY Shrs                           9,506,168
     43,798 Schlumberger Ltd                                           2,305,965
      3,850 Smith International Inc*                                     230,615
      6,450 Sunoco Inc                                                   236,264
     42,000 Texaco Inc                                                 2,797,200
      4,250 Tidewater Inc                                                160,225
     11,450 Tosco Corp                                                   504,373
     24,185 Transocean Sedco Forex Inc                                   997,631
     23,710 USX-Marathon Group                                           699,682
      5,536 Ultramar Diamond Shamrock Corp                               261,576
     18,550 Unocal Corp                                                  633,483
      4,720 Valero Energy Corp                                           173,602
      7,273 Varco International Inc*                                     135,351
      8,419 Weatherford International Inc*                               404,112
                                                                     $59,426,602

PAPER & FOREST PRODUCTS --- 0.5%
      4,350 Boise Cascade Corp                                           152,990
      3,800 Bowater Inc                                                  170,012
      6,150 Georgia-Pacific Group                                        219,863
     17,268 Georgia-Pacific Group                                        584,522
     36,757 International Paper Co                                     1,312,225
      3,950 Longview Fibre Co                                             48,664
      7,950 Louisiana-Pacific Corp                                        93,254
      7,550 Mead Corp                                                    204,907
      3,300 PH Glatfelter Co                                              47,058
      2,200 Potlatch Corp                                                 75,702
      2,100 Rayonier Inc                                                  97,545
      7,547 Sonoco Products Co                                           187,769
      3,941 Wausau-Mosinee Paper Corp                                     50,799
      7,700 Westvaco Corp                                                187,033
     16,480 Weyerhaeuser Co                                              905,906
      8,350 Willamette Industries Inc                                    413,325
                                                                      $4,751,574

PERSONAL LOANS --- 0.5%
     15,600 Capital One Financial Corp                                   936,000
      8,920 Countrywide Credit Industries Inc                            409,250
     35,452 Household International Inc                                2,364,648
     21,850 Providian Financial Corp                                   1,293,520
                                                                      $5,003,418

PHARMACEUTICALS --- 5.4%
      2,700 Barr Laboratories Inc*                                       190,107
     85,600 Eli Lilly & Co                                             6,334,400
     13,450 Forest Laboratories Inc*                                     954,950
      6,100 ICN Pharmaceuticals Inc                                      193,492
     15,218 IVAX Corp*                                                   593,502
     12,900 King Pharmaceuticals Inc*                                    693,375
    174,686 Merck & Co Inc                                            11,164,182
      9,510 Mylan Laboratories Inc                                       267,516
    480,692 Pfizer Inc                                                19,251,715
     98,785 Pharmacia Corp                                             4,539,171
    111,550 Schering-Plough Corp                                       4,042,572
      5,910 Sepracor Inc*                                                235,218
      7,850 Watson Pharmaceuticals Inc*                                  483,874
                                                                     $48,944,074

PHOTOGRAPHY/IMAGING --- 0.1%
     22,250 Eastman Kodak Co                                           1,038,630
                                                                      $1,038,630

POLLUTION CONTROL --- 0.2%
     15,100 Allied Waste Industries Inc*                                 282,068
     47,495 Waste Management Inc                                       1,463,796
                                                                      $1,745,864

PRINTING & PUBLISHING --- 0.7%
      8,650 Belo Corp Class A                                            162,966
      5,550 Deluxe Corp                                                  160,395
      6,650 Dow Jones & Co Inc                                           397,072
     20,200 Gannett Co Inc                                             1,331,180
      2,200 Houghton Mifflin Co                                          131,846
      5,600 Knight-Ridder Inc                                            332,080
      3,300 Lee Enterprises Inc                                          108,900
     14,900 McGraw-Hill Cos Inc                                          985,635
      1,800 Media General Inc Class A                                     82,800
      3,800 Meredith Corp                                                136,078
     12,290 New York Times Co Class A                                    516,180
      9,150 RR Donnelley & Sons Co                                       271,755
      7,850 Reader's Digest Association Inc Class A                      225,688
      2,700 Scholastic Corp*                                             121,500
     22,850 Tribune Co                                                   914,229
        700 Washington Post Co Class B                                   401,800
                                                                      $6,280,104

RAILROADS --- 0.4%
     30,000 Burlington Northern Santa Fe Corp                            905,100
     16,270 CSX Corp                                                     589,625
     29,400 Norfolk Southern Corp                                        608,580
     18,900 Union Pacific Corp                                         1,037,799
      3,600 Wisconsin Central Transportation Corp*                        60,228
                                                                      $3,201,332

RESTAURANTS --- 0.5%
      7,600 Brinker International Inc*                                   196,460
      4,350 CBRL Group Inc                                                73,733
      9,150 Darden Restaurants Inc                                       255,285
      1,900 Lone Star Steakhouse & Saloon Inc                             24,681
     98,650 McDonald's Corp                                            2,669,469
      5,850 Outback Steakhouse Inc*                                      168,480
      1,800 Papa John's International Inc*                                45,630
     29,000 Starbucks Corp*                                              667,000
     11,230 Tricon Global Restaurants Inc*                               492,997
      8,750 Wendy's International Inc                                    223,475
                                                                      $4,817,210

RETAIL --- 6.1%
      7,550 Abercrombie & Fitch Co*                                      335,975
     31,039 Albertson's Inc                                              930,860
      5,350 American Eagle Outfitters Inc*                               188,534
      8,650 AutoZone Inc*                                                324,375
      5,550 BJ's Wholesale Club Inc*                                     295,593
      4,950 Barnes & Noble Inc*                                          194,783
     21,850 Bed Bath & Beyond Inc*                                       681,720
     15,900 Best Buy Co Inc*                                           1,009,968
      8,574 Big Lots Inc*                                                117,292
      6,050 Borders Group Inc*                                           135,520
      6,650 CDW Computer Centers Inc*                                    264,072
     29,920 CVS Corp                                                   1,154,912
     15,700 Circuit City Stores-Circuit City Group                       282,600
      3,725 Claire's Stores Inc                                           72,116
     34,242 Costco Wholesale Corp*                                     1,406,661
      6,750 Dillard's Inc Class A                                        103,073
     25,325 Dollar General Corp                                          493,838
      8,300 Dollar Tree Stores Inc*                                      231,072
     13,100 Family Dollar Stores Inc                                     335,753
      2,900 Fastenal Co                                                  179,742
     15,200 Federated Department Stores Inc*                             646,000
     64,975 Gap Inc                                                    1,884,275
    177,460 Home Depot Inc                                             8,260,763
     20,100 JC Penney Co Inc                                             529,836
     36,900 Kmart Corp*                                                  423,243
     25,350 Kohl's Corp*                                               1,590,206
     61,950 Kroger Co*                                                 1,548,750
      2,200 Lands' End Inc*                                               88,330
     32,520 Limited Inc                                                  537,230
      2,900 Longs Drug Stores Corp                                        62,495
     29,250 Lowe's Cos Inc                                             2,122,088
     22,750 May Department Stores Co                                     779,415
      3,600 Neiman Marcus Group Inc*                                     111,600
     10,250 Nordstrom Inc                                                190,138
     22,787 Office Depot Inc*                                            236,529
      1,630 Payless ShoeSource Inc*                                      105,461
     14,170 RadioShack Corp                                              432,185
      6,250 Ross Stores Inc                                              149,688
      3,500 Ruddick Corp                                                  59,325
     38,250 Safeway Inc*                                               1,836,000
     10,834 Saks Inc*                                                    104,006
     25,150 Sears Roebuck & Co                                         1,064,097
     34,582 Staples Inc*                                                 552,966
     21,350 TJX Cos Inc                                                  680,425
     68,400 Target Corp                                                2,366,640
      4,150 Tech Data Corp*                                              138,444
     11,150 Tiffany & Co                                                 403,853
     15,100 Toys R Us Inc*                                               373,725
    340,470 Wal-Mart Stores Inc                                       16,614,936
     77,600 Walgreen Co                                                2,650,040
      4,350 Williams-Sonoma Inc*                                         168,867
     10,710 Winn-Dixie Stores Inc                                        279,852
                                                                     $55,729,867

SAVINGS & LOANS --- 0.4%
     15,884 Charter One Financial Inc                                    506,700
     12,050 Golden West Financial Corp                                   774,092
     66,712 Washington Mutual Inc                                      2,505,036
                                                                      $3,785,828

SHOES --- 0.1%
     20,570 NIKE Inc Class B                                             863,734
      4,350 Reebok International Ltd*                                    138,983
                                                                      $1,002,717

SPECIALIZED SERVICES --- 1.2%
      6,850 Acxiom Corp*                                                  89,667
      8,750 Apollo Group Inc Class A*                                    371,438
      4,370 BISYS Group Inc*                                             257,830
      1,900 Banta Corp                                                    55,670
      4,000 CSG Systems International Inc*                               227,040
      4,250 Catalina Marketing Corp*                                     129,668
     63,940 Cendant Corp*                                              1,246,830
     11,150 Ceridian Corp*                                               213,746
      5,850 CheckFree Corp*                                              205,160
      4,650 ChoicePoint Inc*                                             195,533
     13,150 Convergys Corp*                                              397,788
      3,800 Covanta Energy Corp*                                          70,148
      9,450 DST Systems Inc*                                             498,015
      5,350 DeVry Inc*                                                   193,242
      6,150 Dun & Bradstreet Corp*                                       173,430
      3,200 Dycom Industries Inc*                                         73,376
      9,700 Ecolab Inc                                                   397,409
      6,750 Galileo International Inc                                    219,375
      6,950 H&R Block Inc                                                448,623
      5,150 Harte-Hanks Inc                                              127,514
     22,450 IMS Health Inc                                               639,825
     28,532 Interpublic Group of Cos Inc                                 837,414
      1,980 Jacobs Engineering Group Inc*                                129,155
      2,750 Kelly Services Inc Class A                                    66,688
      2,900 Korn/Ferry International*                                     44,950
      5,750 Manpower Inc                                                 171,925
      7,450 Modis Professional Services Inc*                              51,405
      5,050 NOVA Corp*                                                   158,823
      3,100 National Service Industries Inc                               69,967
     13,900 Omnicom Group Inc                                          1,195,400
      3,950 Pittston Brink's Group                                        88,046
      4,850 Powerwave Technologies Inc*                                   70,325
      4,250 Price Communications Corp*                                    85,808
     13,600 Robert Half International Inc*                               338,504
      2,300 Rollins Inc                                                   45,793
      2,900 Sylvan Learning Systems Inc*                                  70,470
      8,100 TMP Worldwide Inc*                                           486,000
      5,350 United Rentals Inc*                                          138,833
      4,150 Valassis Communications Inc*                                 148,570
      6,950 Viad Corp                                                    183,480
                                                                     $10,612,883

TELEPHONE & TELECOMMUNICATIONS --- 4.9%
     23,906 ALLTEL Corp                                                1,464,482
    262,114 AT&T Corp                                                  5,766,508
    142,800 BellSouth Corp                                             5,750,556
     16,500 Broadwing Inc*                                               403,425
     10,800 CenturyTel Inc                                               327,240
     20,300 Citizens Communications Co*                                  244,209
     67,685 Global Crossing Ltd*                                         584,798
    126,567 Qwest Communications International Inc                     4,033,690
    256,513 SBC Communications Inc                                    10,275,911
     67,550 Sprint Corp                                                1,442,868
      4,450 Telephone & Data Systems Inc                                 483,938
    206,028 Verizon Communications                                    11,022,498
    220,042 WorldCom Inc                                               3,124,596
                                                                     $44,924,719

TEXTILES --- 0.1%
      3,300 Coach Inc*                                                   125,565
      9,103 Jones Apparel Group Inc*                                     393,250
      3,950 Liz Claiborne Inc                                            199,278
      4,000 Mohawk Industries Inc*                                       140,800
      4,050 Unifi Inc*                                                    34,425
      8,650 VF Corp                                                      314,687
                                                                      $1,208,005

TOBACCO --- 1.0%
    167,600 Philip Morris Cos Inc                                      8,505,700
      7,816 RJ Reynolds Tobacco Holdings Inc                             426,754
     12,450 UST Inc                                                      359,307
                                                                      $9,291,761

TOYS --- 0.1%
     13,175 Hasbro Inc                                                   190,379
     32,641 Mattel Inc                                                   617,568
                                                                        $807,947

TRANSPORTATION --- 0.2%
      3,100 Alexander & Baldwin Inc                                       79,825
      6,450 CH Robinson Worldwide Inc                                    179,891
     22,930 FedEx Corp*                                                  921,786
      3,700 GATX Corp                                                    148,370
      2,700 JB Hunt Transport Services Inc*                               49,302
      2,720 Newport News Shipbuilding Inc                                166,600
      2,600 Overseas Shipholding Group Inc                                79,404
      4,550 Ryder System Inc                                              89,180
      4,850 Swift Transportation Co Inc*                                  93,411
                                                                      $1,807,769

UTILITIES --- 1.1%
      4,150 AGL Resources Inc                                             98,563
     24,650 Dynegy Inc Class A                                         1,146,225
     38,470 El Paso Corp                                               2,021,214
     56,920 Enron Corp                                                 2,789,080
      5,000 Equitable Resources Inc                                      166,550
     10,250 KeySpan Corp                                                 373,920
      8,700 Kinder Morgan Inc                                            437,175
      5,050 MDU Resources Group Inc                                      159,782
      3,500 NICOR Inc                                                    136,430
      3,000 National Fuel Gas Co                                         155,970
     15,604 NiSource Inc                                                 426,457
      4,400 ONEOK Inc                                                     86,680
      2,700 Peoples Energy Corp                                          108,540
      6,150 Questar Corp                                                 152,274
     15,600 Sempra Energy                                                426,504
      5,083 Vectren Corp                                                 105,218
      3,600 WGL Holdings Inc                                              97,596
      2,500 Western Gas Resources Inc*                                    81,500
     36,924 Williams Cos Inc                                           1,216,646
                                                                     $10,186,324

WATER --- 0.0%
      7,550 American Water Works Co Inc                                  248,924
                                                                        $248,924

TOTAL COMMON STOCK --- 99.5%                                        $906,576,310
(Cost $561,636,585)

SHORT-TERM INVESTMENTS

AGENCY --- 0.5%
  4,400,000 Federal Home Loan Bank                                     4,399,037
                                                                      $4,399,037

U.S. GOVERNMENTS --- 0.1%
    600,000 United States of America (1)                                 594,982
                                                                        $594,982

TOTAL SHORT-TERM INVESTMENTS --- 0.5%                                 $4,994,019
(Cost $4,994,019)

TOTAL STOCK INDEX PORTFOLIO --- 100.0%                              $911,570,329
(Cost $566,630,604)


The Maxim Series Fund

T. Rowe Price Equity/Income Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 2.7%
    106,900 Lockheed Martin Corp                                       3,960,645
     55,800 Rockwell International Corp                                2,127,096
                                                                      $6,087,741

AUTO PARTS & EQUIPMENT --- 0.9%
     61,650 Genuine Parts Co                                           1,941,975
                                                                      $1,941,975

AUTOMOBILES --- 0.5%
     46,800 Ford Motor Co                                              1,148,940
                                                                      $1,148,940

BANKS --- 9.4%
     74,710 Bank One Corp                                              2,674,618
     32,600 Bank of America Corp                                       1,956,978
     90,104 FleetBoston Financial Corp                                 3,554,603
     57,280 JP Morgan Chase & Co                                       2,554,688
    114,500 Mellon Financial Corp                                      5,267,000
     34,700 Mercantile Bankshares Corp                                 1,357,811
     42,400 National City Corp                                         1,305,072
     31,600 US Bancorp                                                   720,164
     36,900 Wells Fargo & Co                                           1,713,267
                                                                     $21,104,201

CHEMICALS --- 3.0%
     44,000 Dow Chemical Co                                            1,463,000
     61,700 EI du Pont de Nemours & Co                                 2,976,408
     46,800 Great Lakes Chemical Corp                                  1,443,780
     84,900 Hercules Inc                                                 959,370
                                                                      $6,842,558

COMMUNICATIONS - EQUIPMENT --- 0.9%
    136,900 Agere Systems Inc*                                         1,026,750
     38,600 Corning Inc                                                  645,006
     49,000 Lucent Technologies Inc                                      303,800
                                                                      $1,975,556

COMPUTER HARDWARE & SYSTEMS --- 1.3%
     54,100 Compaq Computer Corp                                         828,812
     53,500 Hewlett-Packard Co                                         1,530,100
     41,000 Unisys Corp*                                                 603,110
                                                                      $2,962,022

COMPUTER SOFTWARE & SERVICES --- 1.0%
      2,900 BMC Software Inc*                                             65,366
     28,700 Microsoft Corp*                                            2,095,100
                                                                      $2,160,466

COSMETICS & PERSONAL CARE --- 1.7%
     75,300 Gillette Co                                                2,182,947
     65,700 International Flavors & Fragrances Inc                     1,651,041
                                                                      $3,833,988

ELECTRIC COMPANIES --- 2.9%
     26,400 Duke Energy Corp                                           1,029,864
     30,675 Exelon Corp                                                1,966,881
     46,510 FirstEnergy Corp                                           1,495,762
      3,731 Mirant Corp*                                                 128,346
     53,700 Niagara Mohawk Holdings Inc*                                 949,953
     45,200 Southern Co                                                1,050,900
                                                                      $6,621,706

ELECTRONIC INSTRUMENTS & EQUIP --- 1.1%
     22,911 Cooper Industries Inc                                        907,046
     53,800 Hubbell Inc Class B                                        1,560,200
                                                                      $2,467,246

ELECTRONICS - SEMICONDUCTOR --- 1.9%
      4,837 Axcelis Technologies Inc*                                     71,588
     32,500 Intel Corp                                                   950,625
     97,500 Motorola Inc                                               1,614,600
     48,200 Texas Instruments Inc                                      1,518,300
                                                                      $4,155,113

FINANCIAL SERVICES --- 4.8%
     71,200 American General Corp                                      3,307,240
     55,333 Citigroup Inc                                              2,923,796
     35,900 Fannie Mae (nonvtg)                                        3,056,885
     45,400 Moody's Corp                                               1,520,900
                                                                     $10,808,821

FOOD & BEVERAGES --- 5.2%
     31,200 Brown-Forman Corp Class B                                  1,994,928
     52,000 Campbell Soup Co                                           1,339,000
     49,200 General Mills Inc                                          2,153,976
     37,700 HJ Heinz Co                                                1,541,553
     42,800 Hershey Foods Corp                                         2,641,188
     22,000 Kellogg Co                                                   638,000
     32,300 McCormick & Co Inc (nonvtg)                                1,357,246
                                                                     $11,665,891

GOLD, METALS & MINING --- 0.4%
     23,400 Phelps Dodge Corp                                            971,100
                                                                        $971,100

HARDWARE & TOOLS --- 1.2%
     21,800 Black & Decker Corp                                          860,228
     41,200 Stanley Works                                              1,725,456
                                                                      $2,585,684

HEALTH CARE RELATED --- 3.4%
     41,100 Abbott Laboratories                                        1,973,211
     62,400 American Home Products Corp                                3,666,000
     37,900 Bristol-Myers Squibb Co                                    1,982,170
                                                                      $7,621,381

HEAVY TRUCKS & PARTS --- 0.7%
     17,200 Dana Corp                                                    401,448
     16,500 Eaton Corp                                                 1,156,650
                                                                      $1,558,098

HOTELS/MOTELS --- 1.8%
    124,700 Hilton Hotels Corp                                         1,446,520
     67,852 Starwood Hotels & Resorts Worldwide Inc                    2,529,523
                                                                      $3,976,043

HOUSEHOLD GOODS --- 3.3%
     16,100 Armstrong Holdings Inc                                        57,155
     44,500 Clorox Co                                                  1,506,325
     56,300 Fortune Brands Inc                                         2,159,668
     22,000 Kimberly-Clark Corp                                        1,229,800
     16,200 Newell Rubbermaid Inc                                        406,620
     30,700 Procter & Gamble Co                                        1,958,660
                                                                      $7,318,228

INSURANCE RELATED --- 4.9%
     36,900 Aon Corp                                                   1,291,500
     32,000 Chubb Corp                                                 2,477,760
     34,200 Lincoln National Corp                                      1,769,850
     54,000 SAFECO Corp                                                1,593,000
     23,472 St Paul Cos Inc                                            1,189,796
     86,200 UnumProvident Corp                                         2,768,744
                                                                     $11,090,650

LEISURE & ENTERTAINMENT --- 1.0%
     77,900 Walt Disney Co                                             2,250,531
                                                                      $2,250,531

MANUFACTURING --- 2.3%
     86,600 Honeywell International Inc                                3,030,134
     88,000 Pall Corp                                                  2,070,640
                                                                      $5,100,774

MEDICAL PRODUCTS --- 0.7%
     41,500 Becton Dickinson & Co                                      1,485,285
                                                                      $1,485,285

MISCELLANEOUS --- 1.5%
     24,450 Minnesota Mining & Mftg Co                                 2,789,745
     11,600 TRW Inc                                                      475,600
                                                                      $3,265,345

OFFICE EQUIPMENT & SUPPLIES --- 0.3%
     67,700 Xerox Corp                                                   647,889
                                                                        $647,889

OIL & GAS --- 11.5%
     26,000 Amerada Hess Corp                                          2,100,800
     84,822 BP Amoco PLC sponsored ADR                                 4,228,377
     23,800 Baker Hughes Inc                                             797,300
     35,150 Chevron Corp                                               3,181,075
     66,448 Exxon Mobil Corp                                           5,804,229
     45,000 Royal Dutch Petroleum Co NY Shrs                           2,622,150
     53,300 Texaco Inc                                                 3,549,780
     41,650 USX-Marathon Group                                         1,229,092
     68,000 Unocal Corp                                                2,322,200
                                                                     $25,835,003

PAPER & FOREST PRODUCTS --- 1.5%
     76,883 International Paper Co                                     2,744,723
     23,600 Mead Corp                                                    640,504
                                                                      $3,385,227

PHARMACEUTICALS --- 1.1%
     14,562 Pharmacia Corp                                               669,124
     47,100 Schering-Plough Corp                                       1,706,904
                                                                      $2,376,028

PHOTOGRAPHY/IMAGING --- 1.0%
     47,600 Eastman Kodak Co                                           2,221,968
                                                                      $2,221,968

POLLUTION CONTROL --- 1.3%
     97,730 Waste Management Inc                                       3,012,039
                                                                      $3,012,039

PRINTING & PUBLISHING --- 2.6%
     26,100 Dow Jones & Co Inc                                         1,558,431
     41,100 Knight-Ridder Inc                                          2,437,230
     49,200 RR Donnelley & Sons Co                                     1,461,240
     15,200 Reader's Digest Association Inc Class A                      437,000
                                                                      $5,893,901

RAILROADS --- 2.5%
     85,000 Norfolk Southern Corp                                      1,759,500
     68,650 Union Pacific Corp                                         3,769,572
                                                                      $5,529,072

REAL ESTATE --- 1.5%
     49,100 Rouse Co REIT                                              1,406,715
     63,096 Simon Property Group Inc REIT                              1,890,987
                                                                      $3,297,702

RESTAURANTS --- 0.8%
     69,100 McDonald's Corp                                            1,869,846
                                                                      $1,869,846

RETAIL --- 2.6%
     16,700 Albertson's Inc                                              500,833
     37,900 JC Penney Co Inc                                             999,044
     52,200 May Department Stores Co                                   1,788,372
    105,000 Toys R Us Inc*                                             2,598,750
                                                                      $5,886,999

SPECIALIZED SERVICES --- 1.0%
     26,600 Dun & Bradstreet Corp*                                       750,120
     23,600 H&R Block Inc                                              1,523,380
                                                                      $2,273,500

TELEPHONE & TELECOMMUNICATIONS --- 6.6%
     45,300 ALLTEL Corp                                                2,775,078
     76,850 AT&T Corp                                                  1,690,700
     51,900 BellSouth Corp                                             2,090,013
     73,313 SBC Communications Inc                                     2,936,919
     72,200 Sprint Corp                                                1,542,192
     69,286 Verizon Communications                                     3,706,801
                                                                     $14,741,703

TOBACCO --- 1.8%
     34,550 Philip Morris Cos Inc                                      1,753,413
     79,100 UST Inc                                                    2,282,826
                                                                      $4,036,239

TOYS --- 0.7%
    108,600 Hasbro Inc                                                 1,569,270
                                                                      $1,569,270

TOTAL COMMON STOCK --- 95.1%                                        $213,575,729
(Cost $201,152,371)

SHORT-TERM INVESTMENTS

AGENCY --- 0.3%
    700,000 Fannie Mae                                                   699,338
                                                                        $699,338

FINANCIAL SERVICES --- 4.5%
 10,195,000 Morgan Stanley & Co Inc (Repurchase Agreement)            10,195,000
                                                                     $10,195,000

TOTAL SHORT-TERM INVESTMENTS --- 4.9%                                $10,894,338
(Cost $10,894,338)

TOTAL T. ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100.0%              $224,470,067
(Cost $212,046,709)


The Maxim Series Fund

T. Rowe Price Mid-Cap Growth Portfolio

COMMON STOCK

AGRICULTURE --- 0.2%
     10,900 Monsanto Co*                                                 403,300
                                                                        $403,300

AIR FREIGHT --- 0.6%
     22,900 Expeditors International of Washington Inc                 1,373,977
                                                                      $1,373,977

BANKS --- 1.0%
     61,400 North Fork Bancorp Inc                                     1,903,400
     20,000 Silicon Valley Bancshares*                                   440,000
                                                                      $2,343,400

BIOTECHNOLOGY --- 4.5%
     37,000 Cephalon Inc*                                              2,608,500
     62,800 Gilead Sciences Inc*                                       3,654,332
     16,700 Human Genome Sciences Inc*                                 1,006,175
     25,000 IDEC Pharmaceuticals Corp*                                 1,692,250
     24,100 Invitrogen Corp*                                           1,340,924
      9,000 Vertex Pharmaceuticals Inc*                                  445,500
                                                                     $10,747,681

BROADCAST/MEDIA --- 3.8%
     36,000 Adelphia Communications Corp Class A*                      1,476,000
     90,000 Charter Communications Inc Class A*                        2,101,500
     64,300 Cox Radio Inc*                                             1,790,755
     14,000 Entercom Communications Corp*                                750,540
     21,900 ONI Systems Corp*                                            611,010
     92,200 Rogers Communications Inc Class B                          1,396,830
     32,200 Sonus Networks Inc*                                          752,192
                                                                      $8,878,827

CHEMICALS --- 0.9%
     68,500 Jabil Circuit Inc*                                         2,113,910
                                                                      $2,113,910

COMMUNICATIONS - EQUIPMENT --- 0.7%
     21,000 L-3 Communications Holdings Inc*                           1,602,300
                                                                      $1,602,300

COMPUTER HARDWARE & SYSTEMS --- 0.4%
     13,000 Brocade Communications Systems Inc*                          571,870
     18,000 McDATA Corp*                                                 315,900
                                                                        $887,770

COMPUTER SOFTWARE & SERVICES --- 13.6%
      7,000 Adobe Systems Inc                                            329,000
     63,000 Affiliated Computer Services Inc Class A*                  4,530,330
     40,300 CNET Networks Inc*                                           523,900
    105,000 Concord EFS Inc*                                           5,461,050
     43,000 Electronic Arts Inc*                                       2,489,700
     13,100 Equifax Inc                                                  480,508
    133,000 Exodus Communications Inc*                                   273,980
     45,000 HomeStore.com Inc*                                         1,573,200
     35,500 Informatica Corp*                                            616,280
     30,000 Internet Security Systems Inc*                             1,456,800
     39,000 Intuit Inc*                                                1,559,610
     30,000 Mercury Interactive Corp*                                  1,797,000
     28,432 NetIQ Corp*                                                  889,637
     81,000 Peregrine Systems Inc*                                     2,349,000
     54,200 RealNetworks Inc*                                            636,850
     43,000 Sabre Holdings Corp*                                       2,150,000
     85,000 SunGard Data Systems Inc*                                  2,550,850
     38,500 VeriSign Inc*                                              2,310,385
     17,700 WebMD Corp*                                                  123,900
                                                                     $32,101,980

DISTRIBUTORS --- 0.4%
     37,200 SYSCO Corp                                                 1,009,980
                                                                      $1,009,980

ELECTRIC COMPANIES --- 0.8%
     61,000 Orion Power Holdings Inc*                                  1,452,410
     15,000 Reliant Resources Inc*                                       370,500
                                                                      $1,822,910

ELECTRONIC INSTRUMENTS & EQUIP --- 4.4%
     14,000 Celestica Inc*                                               721,000
     69,500 Flextronics International Ltd*                             1,814,645
     21,500 Garmin Ltd*                                                  491,275
    133,000 Lattice Semiconductor Corp*                                3,245,200
     36,000 Molex Inc                                                  1,073,520
     13,000 Newport Corp                                                 344,500
     50,500 Sanmina Corp*                                              1,182,205
     57,000 Waters Corp*                                               1,573,770
                                                                     $10,446,115

ELECTRONICS - SEMICONDUCTOR --- 4.2%
     41,500 Analog Devices Inc*                                        1,794,875
     39,000 Applied Micro Circuits Corp*                                 670,800
     43,000 KLA-Tencor Corp*                                           2,514,210
     42,600 Maxim Integrated Products Inc*                             1,883,346
     34,500 Novellus Systems Inc*                                      1,959,255
     26,500 Xilinx Inc*                                                1,092,860
                                                                      $9,915,346

FINANCIAL SERVICES --- 3.1%
     63,000 Franklin Resources Inc                                     2,883,510
     68,000 Heller Financial Inc                                       2,720,000
    112,000 KPMG Consulting Inc*                                       1,719,200
                                                                      $7,322,710

GOLD, METALS & MINING --- 0.2%
     13,000 Peabody Energy Corp*                                         425,750
                                                                        $425,750

HEALTH CARE RELATED --- 10.3%
     27,500 Alkermes Inc*                                                965,250
     29,700 Allergan Inc                                               2,539,350
     95,500 AmeriSource Health Corp Class A*                           5,281,150
     50,300 Cytyc Corp*                                                1,159,415
     90,000 Health Management Associates Inc Class A*                  1,893,600
     83,600 Lincare Holdings Inc*                                      2,508,836
     61,800 MedImmune Inc*                                             2,916,960
    166,000 Omnicare Inc                                               3,353,200
     40,100 Wellpoint Health Networks Inc*                             3,779,024
                                                                     $24,396,785

INSURANCE RELATED --- 4.2%
     54,000 ACE Ltd                                                    2,110,860
     18,000 MGIC Investment Corp                                       1,307,520
     18,000 Progressive Corp                                           2,433,420
     45,000 Protective Life Corp                                       1,546,650
     59,400 Radian Group Inc                                           2,402,730
      5,000 Willis Group Holdings Ltd*                                    88,750
                                                                      $9,889,930

INVESTMENT BANK/BROKERAGE FIRM --- 3.9%
     43,000 E*TRADE Group Inc*                                           277,350
    104,700 Federated Investors Inc Class B                            3,371,340
      8,600 Instinet Group Inc*                                          160,304
      9,000 Legg Mason Inc                                               447,840
    153,500 Waddell & Reed Financial Class A                           4,873,625
                                                                      $9,130,459

MANUFACTURING --- 2.4%
     27,000 Danaher Corp                                               1,512,000
     26,800 Dover Corp                                                 1,009,020
     47,000 ITT Industries Inc                                         2,079,750
     22,600 Teleflex Inc                                                 994,400
                                                                      $5,595,170

MEDICAL PRODUCTS --- 2.2%
    108,000 Apogent Techologies Inc*                                   2,656,800
     34,000 Laboratory Corp of America Holdings*                       2,614,600
                                                                      $5,271,400

OIL & GAS --- 5.6%
     72,000 BJ Services Co*                                            2,043,360
     59,500 Devon Energy Corp                                          3,123,750
     72,000 Diamond Offshore Drilling Inc                              2,379,600
    144,500 Ocean Energy Inc                                           2,521,525
     25,000 Smith International Inc*                                   1,497,500
     43,000 Tidewater Inc                                              1,621,100
                                                                     $13,186,835

PERSONAL LOANS --- 0.6%
     24,500 Capital One Financial Corp                                 1,470,000
                                                                      $1,470,000

PHARMACEUTICALS --- 4.3%
     12,500 Abgenix Inc*                                                 562,500
     14,000 IVAX Corp*                                                   546,000
     61,200 King Pharmaceuticals Inc*                                  3,289,500
     20,000 QLT PhotoTherapeutics Inc*                                   391,600
     23,000 Sepracor Inc*                                                915,400
     45,000 Shire Pharmaceuticals Group PLC ADR*                       2,497,500
     31,400 Teva Pharmaceutical Industries Ltd sponsored ADR           1,956,220
                                                                     $10,158,720

POLLUTION CONTROL --- 1.3%
    151,500 Republic Services Inc*                                     3,007,275
                                                                      $3,007,275

RESTAURANTS --- 0.8%
     62,000 Outback Steakhouse Inc*                                    1,785,600
                                                                      $1,785,600

RETAIL --- 6.9%
     53,200 BJ's Wholesale Club Inc*                                   2,833,432
     23,000 Best Buy Co Inc*                                           1,460,960
     80,000 Dollar Tree Stores Inc*                                    2,227,200
    100,000 Family Dollar Stores Inc                                   2,563,000
     44,500 MSC Industrial Direct Co Inc Class A*                        774,300
     72,000 O'Reilly Automotive Inc*                                   2,066,400
     73,000 TJX Cos Inc                                                2,326,510
     77,100 Whole Foods Market Inc*                                    2,089,410
                                                                     $16,341,212

SPECIALIZED SERVICES --- 8.5%
     45,200 BISYS Group Inc*                                           2,666,800
     55,000 Catalina Marketing Corp*                                   1,678,050
     73,000 Ceridian Corp*                                             1,399,410
     24,600 ChoicePoint Inc*                                           1,034,430
     39,000 Iron Mountain Inc*                                         1,748,760
     62,000 Lamar Advertising Co*                                      2,728,000
     81,000 Manpower Inc                                               2,421,900
    137,000 Robert Half International Inc*                             3,409,930
     27,200 TMP Worldwide Inc*                                         1,632,000
     53,000 Viad Corp                                                  1,399,200
                                                                     $20,118,480

TELEPHONE & TELECOMMUNICATIONS --- 4.2%
    112,500 Allegiance Telecom Inc*                                    1,686,375
     81,000 Crown Castle International Corp*                           1,328,400
     35,000 McLeodUSA Inc Class A*                                       160,650
     59,500 Triton PCS Holdings Inc Class A*                           2,439,500
     98,700 Western Wireless Corp Class A*                             4,244,100
                                                                      $9,859,025

TRANSPORTATION --- 0.2%
     17,700 CH Robinson Worldwide Inc                                    493,653
                                                                        $493,653

UTILITIES --- 0.4%
     42,000 Aquila Inc*                                                1,035,300
                                                                      $1,035,300

TOTAL COMMON STOCK --- 94.3%                                        $223,135,800
(Cost $178,932,368)

SHORT-TERM INVESTMENTS

FINANCIAL SERVICES --- 4.7%
 11,235,000 Morgan Stanley & Co Inc (Repurchase Agreement)            11,235,000
                                                                     $11,235,000

FOREIGN BANKS --- 0.1%
    200,000 International Bank for Reconstruction and  Development       199,808
                                                                        $199,808

U.S. GOVERNMENTS --- 0.8%
    500,000 Federal Farm Credit                                          499,328
  1,500,000 Federal Farm Credit                                        1,498,458
                                                                      $1,997,786

TOTAL SHORT-TERM INVESTMENTS --- 5.7%                                $13,432,594
(Cost $13,432,594)

TOTAL T. ROWE PRICE MID-CAP GROWTH PORTFOLIO --- 100.0%             $236,568,394
(Cost $192,364,962)


The Maxim Series Fund

U.S. Government Mortgage Securities Portfolio

BONDS

AGENCY --- 83.9%
    579,912 Fannie Mae                                                   600,035
            Pool #446394
            9.500% September 1, 2020
  1,773,403 Fannie Mae                                                 1,747,351
            Pool #499203
            6.500% July 1, 2029
  5,909,707 Fannie Mae                                                 5,937,364
            Pool #510598
            7.000% August 1, 2029
  1,312,466 Fannie Mae                                                 1,395,716
            Pool #525116
            8.500% November 1, 2026
  4,000,000 Fannie Mae                                                 4,178,120
            GLOBAL UNSECURED NOTES
            6.625% October 15, 2007
  2,834,640 Fannie Mae                                                 2,802,750
            Pool #251760
            6.000% June 1, 2013
         24 Fannie Mae                                                        25
            Pool #250060
            7.500% June 1, 2024
    291,226 Fannie Mae                                                   298,597
            Pool #050796
            7.500% September 1, 2023
  3,362,276 Fannie Mae                                                 3,312,884
            Pool #252439
            6.500% May 1, 2029
  2,487,277 Fannie Mae                                                 2,401,764
            Pool# 577861
            5.500% April 1, 2016
    166,252 Fannie Mae                                                   165,733
            Pool#374210
            6.718% March 1, 2027
  1,598,331 Fannie Mae                                                 1,539,640
            Pool #415745
            6.000% April 1, 2028
  4,510,370 Fannie Mae                                                 4,446,954
            Pool #426665
            6.500% June 1, 2028
  2,129,868 Fannie Mae                                                 2,141,178
            7.000% November 1, 2028
  2,338,864 Fannie Mae                                                 2,314,750
            Pool #261017
            6.500% December 1, 2023
    445,039 Fannie Mae                                                   440,450
            Pool #266412
            6.500% January 1, 2024
    563,376 Fannie Mae                                                   557,213
            Pool #288916
            6.500% May 1, 2011
    534,876 Fannie Mae                                                   549,104
            Pool #288769
            7.500% November 1, 2024
    483,863 Fannie Mae                                                   478,570
            Pool #291650
            6.500% December 1, 2017
  3,696,634 Fannie Mae                                                 3,655,047
            Pool #426085
            6.000% May 1, 2013
  2,232,434 Fannie Mae                                                 2,201,047
            Pool #429036
            6.500% July 1, 2028
  2,672,758 Fannie Mae                                                 2,574,614
            Pool #443161
            6.000% September 1, 2028
  2,107,711 Fannie Mae                                                 2,150,519
            Pool #518180
            7.500% October 1, 2029
    790,881 Fannie Mae                                                   816,830
            Pool #541216
            8.000% June 1, 2030
  1,768,505 Fannie Mae                                                 1,743,639
            Pool #434844
            6.500% August 1, 2028
    216,940 Fannie Mae                                                   221,075
            Pool #340841
            7.000% April 1, 2011
    284,799 Fannie Mae                                                   303,664
            Pool #335658
            8.500% August 1, 2021
    134,927 Fannie Mae                                                   140,451
            Pool #339260
            8.000% April 1, 2021
  1,296,966 Fannie Mae                                                 1,279,937
            Pool #347434
            6.500% June 1, 2026
    407,903 Fannie Mae                                                   417,333
            Pool #367209
            7.500% June 1, 2016
    903,450 Fannie Mae                                                   937,609
            Pool #367215
            8.000% September 1, 2026
    264,853 Fannie Mae                                                   275,447
            Pool #302587
            8.000% December 1, 2024
    653,858 Fannie Mae                                                   696,764
            Pool #303583
            8.500% April 1, 2025
    129,396 Fannie Mae                                                   139,383
            Pool #316711
            9.000% September 1, 2019
  2,500,000 Fannie Mae                                                 2,574,200
            CMO SER.1993-15 CL.H
            7.000% December 25, 2007
    236,699 Fannie Mae                                                   238,102
            CMO SER.1993-63 CL.D
            6.500% May 25, 2008
  1,250,000 Fannie Mae                                                 1,276,163
            CMO SER.97-28 CL.PD
            7.500% July 18, 2023
  2,000,000 Fannie Mae                                                 2,023,120
            CMO SER1998-W2 CL.A6
            6.500% August 25, 2021
  1,616,893 Fannie Mae                                                 1,615,875
            CMO SER.1998-W5 CL.A5
            6.500% February 25, 2018
     49,402 Fannie Mae                                                    53,256
            Pool #091122
            9.500% March 1, 2020
    676,961 Fannie Mae                                                   719,901
            Pool #250111
            8.500% August 1, 2024
    817,507 Fannie Mae                                                   814,313
            6.500% February 1, 2019
  4,000,000 Fannie Mae                                                 3,824,360
            AGENCY BENCHMARK NOTE
            5.250% January 15, 2009
  6,184,355 Fannie Mae                                                 6,097,402
            Pool #323427
            6.500% November 1, 2028
  2,455,048 Fannie Mae                                                 2,464,255
            Pool #252567
            6.500% July 1, 2014
  1,000,000 Federal Home Loan Bank                                       989,690
            Global Notes
            5.800% September 2, 2008
  2,000,000 Freddie Mac                                                1,969,360
            Gold Pool #C01184
            6.500% June 1, 2031
    433,028 Freddie Mac                                                  485,667
            Co-Op Pool #N70013
            11.000% August 1, 2020
    403,085 Freddie Mac                                                  452,084
            Co-Op Pool #N70008
            11.000% June 1, 2020
  1,000,000 Freddie Mac                                                1,013,120
            Gold Pool #C90450
            7.000% June 1, 2021
  1,207,233 Freddie Mac                                                1,229,868
            Pool #E00757
            7.000% November 1, 2014
    360,914 Freddie Mac                                                  381,890
            Pool #C90085
            9.000% December 1, 2014
    346,233 Freddie Mac                                                  349,647
            Pool #E00177
            6.500% December 1, 2007
  3,778,723 Freddie Mac                                                3,801,130
            Gold Pool #C00609
            7.000% May 1, 2028
    605,372 Freddie Mac                                                  629,018
            Gold Pool #D64588
            8.000% August 1, 2024
  1,000,000 Freddie Mac                                                1,005,000
            Pool #C53189
            7.000% June 1, 2031
  2,757,816 Freddie Mac                                                2,809,525
            Pool #E00810
            7.000% March 1, 2015
  5,500,001 Freddie Mac                                                5,527,501
            Gold Pool #C01175
            7.000% May 1, 2031
  2,494,858 Freddie Mac                                                2,547,076
            Gold Pool #C37836
            7.500% April 1, 2030
  2,000,000 Freddie Mac                                                1,908,120
            CMO SER.2102 CL.VB
            6.000% August 15, 2013
  2,000,000 Freddie Mac                                                2,026,240
            CMO SER.28 CL.PE
            6.800% September 25, 2022
    277,917 Freddie Mac                                                  294,214
            Gold Pool #D91202
            8.500% February 1, 2013
    331,374 Freddie Mac                                                  339,831
            Gold Pool #D91201
            7.500% October 1, 2015
    722,581 Freddie Mac                                                  693,223
            Pool #O30006
            6.000% February 1, 2009
  4,141,636 Freddie Mac                                                4,101,504
            Pool #O20005
            6.500% January 1, 2018
    246,386 Freddie Mac                                                  257,259
            Pool #G10289
            8.500% February 1, 2008
    350,809 Freddie Mac                                                  373,465
            Pool #G10006
            10.000% January 1, 2006
    831,256 Freddie Mac                                                  893,592
            Gold Pool #G00300
            9.500% April 1, 2025
    857,872 Freddie Mac                                                  893,148
            Gold Pool #G00256
            8.000% November 1, 2023
    134,106 Freddie Mac                                                  143,618
            Pool #884018
            9.500% September 1, 2020
  1,500,000 Freddie Mac                                                1,492,689
            Gold Pool #N30640
            6.500% January 1, 2030
    402,411 Freddie Mac                                                  410,459
            Gold Pool #M70008
            10.500% October 1, 2005
    105,150 Freddie Mac                                                  105,150
            Pool #N70005
            9.500% November 1, 2020
    463,661 Freddie Mac                                                  460,787
            Pool #N30345
            6.500% July 1, 2026
    562,976 Freddie Mac                                                  602,907
            Pool #884002
            9.500% June 1, 2020
     36,495 Freddie Mac                                                   37,978
            Pool #730326
            8.500% November 1, 2006
    449,017 Ginnie Mae                                                   462,066
            Pool #351163
            7.500% August 15, 2023
  2,409,583 Ginnie Mae                                                 2,479,605
            Pool #348622
            7.500% April 15, 2023
    212,645 Ginnie Mae                                                   215,569
            Pool #346023
            7.000% February 15, 2024
    460,569 Ginnie Mae                                                   473,663
            Pool #376514
            7.500% May 15, 2024
     30,298 Ginnie Mae                                                    31,179
            Pool #355360
            7.500% October 15, 2021
    406,376 Ginnie Mae                                                   418,186
            Pool #357659
            7.500% May 15, 2023
    360,691 Ginnie Mae                                                   366,102
            Pool #358062
            7.000% August 15, 2023
     22,215 Ginnie Mae                                                    22,861
            Pool #360300
            7.500% June 15, 2023
  2,457,268 Ginnie Mae                                                 2,564,012
            Pool #780077
            8.000% March 15, 2025
  2,427,506 Ginnie Mae                                                 2,457,850
            Pool #780463
            7.000% November 15, 2026
  1,378,372 Ginnie Mae                                                 1,390,860
            Pool #460784
            7.000% March 15, 2028
     79,319 Ginnie Mae                                                    76,766
            Pool #475894
            6.000% July 15, 2028
    626,907 Ginnie Mae                                                   645,126
            Pool #362184
            7.500% January 15, 2024
    796,390 Ginnie Mae                                                   826,502
            Pool #365382
            8.000% June 15, 2025
  2,177,716 Ginnie Mae                                                 2,210,382
            Pool #368293
            7.000% January 15, 2024
    683,815 Ginnie Mae                                                   693,217
            Pool #370412
            7.000% April 15, 2024
     64,643 Ginnie Mae                                                    66,522
            Pool #352835
            7.500% February 15, 2024
     66,244 Ginnie Mae                                                    67,155
            Pool #379840
            7.000% March 15, 2024
    141,727 Ginnie Mae                                                   149,168
            Pool #380118
            8.500% July 15, 2024
    199,608 Ginnie Mae                                                   204,971
            Pool #404064
            7.500% March 15, 2025
  2,648,245 Ginnie Mae                                                 2,562,999
            Pool #471205
            6.000% May 15, 2028
     82,690 Ginnie Mae                                                    85,093
            Pool #339079
            7.500% February 15, 2023
     43,182 Ginnie Mae                                                    44,437
            Pool #360618
            7.500% July 15, 2023
    153,902 Ginnie Mae                                                   156,210
            Pool #361826
            7.000% September 15, 2023
    261,865 Ginnie Mae                                                   265,793
            Pool #332076
            7.000% November 15, 2022
    493,910 Ginnie Mae                                                   507,951
            Pool #376533
            7.500% June 15, 2024
    206,168 Ginnie Mae                                                   209,260
            Pool #345116
            7.000% December 15, 2023
    246,064 Ginnie Mae                                                   249,755
            Pool #343630
            7.000% July 15, 2023
  1,381,084 Ginnie Mae                                                 1,428,980
            Pool #780899
            7.500% October 15, 2013
  1,902,478 Ginnie Mae                                                 1,952,735
            Pool# 781266
            7.500% December 15, 2024
    623,885 Ginnie Mae                                                   658,311
            Pool #208728
            8.000% May 15, 2017
  1,760,795 Ginnie Mae                                                 1,776,747
            Pool #469924
            7.000% January 15, 2029
     28,940 Ginnie Mae II                                                 30,333
            Pool #002142
            8.500% December 20, 2025
     67,338 Ginnie Mae II                                                 70,116
            Pool #002059
            8.000% August 20, 2025
  1,109,401 Ginnie Mae II                                              1,118,065
            Pool #2716
            7.000% February 20, 2029
     73,809 Ginnie Mae II                                                 77,384
            Pool #002250
            8.500% July 20, 2026
    224,357 Ginnie Mae II                                                235,225
            Pool #002345
            8.500% December 20, 2026
  1,921,449 Ginnie Mae II                                              1,853,603
            Pool #002602
            6.000% June 20, 2028
    142,885 Ginnie Mae II                                                148,679
            Pool #001477
            8.000% November 20, 2023
    127,969 Ginnie Mae II                                                134,168
            Pool #002235
            8.500% June 20, 2026
     47,132 Ginnie Mae II                                                 49,400
            Pool #002158
            8.500% January 20, 2026
     76,384 Ginnie Mae II                                                 80,084
            Pool #002220
            8.500% May 20, 2026
  2,000,000 US Department of Veterans Affairs                          2,084,600
            CMO SER.1997-3 CL.2D
            7.500% January 15, 2025
  4,900,000 US Department of Veterans Affairs                          5,010,442
            CMO SER.2001-2 CL.G
            6.750% November 15, 2024
  6,979,000 US Department of Veterans Affairs                          7,321,669
            CMO SER.1997-2 CL.K
            7.500% February 15, 2010
  1,354,000 US Department of Veterans Affairs                          1,381,892
            CMO SER.1996-3 CL.1E
            6.750% August 15, 2020
  5,000,000 US Department of Veterans Affairs                          5,098,000
            CMO SER.1998-3 CL.B
            6.500% May 15, 2020
  3,000,000 US Department of Veterans Affairs                          3,067,200
            CMO SER.1998-1 CL.2D
            7.000% July 15, 2025
  2,000,000 US Department of Veterans Affairs                          2,032,400
            CMO SER.1999-1 CL.2B
            6.500% August 15, 2020
                                                                    $168,300,557

U.S. GOVERNMENTS --- 16.1%
  8,500,000 United States of America                                   8,705,785
            Treasury Notes
            5.750% November 15, 2005
  1,500,000 United States of America                                   1,479,375
            Treasury Notes
            4.625% May 15, 2006
  2,200,000 United States of America                                   2,011,614
            Treasury Notes
            5.250% February 15, 2029
  2,000,000 United States of America                                   2,017,500
            Treasury Notes
            5.500% May 15, 2009
  5,400,000 United States of America                                   5,799,924
            Treasury Notes
            6.500% February 15, 2010
  2,000,000 United States of America                                   2,097,180
            Treasury Notes
            6.125% August 15, 2007
  4,000,000 United States of America                                   4,057,800
            Treasury Notes
            5.500% February 15, 2008
  1,500,000 United States of America                                   1,530,585
            Treasury Notes
            5.625% May 15, 2008
  1,500,000 United States of America                                   1,447,965
            Treasury Notes
            4.750% November 15, 2008
  3,000,000 United States of America                                   3,080,850
            Treasury Notes
            5.625% February 15, 2006
                                                                     $32,228,578

TOTAL BONDS --- 100.0%                                              $200,529,135
(Cost $198,993,206)

TOTAL U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO --- 100.0%      $200,529,135
(Cost $198,993,206)


The Maxim Series Fund

U.S. Government Securities Portfolio

BONDS

AGENCY --- 79.6%
    265,546 Fannie Mae                                                   272,610
            Pool #288761
            7.500% October 1, 2024
    929,199 Fannie Mae                                                   934,134
            7.000% November 1, 2028
    269,762 Fannie Mae                                                   284,628
            Pool #124652
            8.500% July 1, 2022
  1,635,015 Fannie Mae                                                 1,628,638
            6.500% February 1, 2019
  2,002,737 Fannie Mae                                                 2,043,413
            Pool #515611
            7.500% December 1, 2029
    880,410 Fannie Mae                                                   938,182
            Pool #303583
            8.500% April 1, 2025
    669,614 Fannie Mae                                                   660,822
            Pool #331689
            6.500% February 1, 2026
  1,598,331 Fannie Mae                                                 1,539,640
            Pool #415745
            6.000% April 1, 2028
  1,616,359 Fannie Mae                                                 1,624,441
            Pool #251812
            6.500% July 1, 2013
    790,881 Fannie Mae                                                   816,830
            Pool #541216
            8.000% June 1, 2030
    443,351 Fannie Mae                                                   436,838
            Pool #499203
            6.500% July 1, 2029
    338,140 Fannie Mae                                                   339,090
            CM0 SER.1993-68 CL.Z
            6.000% May 25, 2008
  2,000,000 Fannie Mae                                                 2,023,740
            CMO SER.1998-W3 CL.A3
            6.500% July 25, 2028
  1,000,000 Fannie Mae                                                 1,011,560
            CMO SER1998-W2 CL.A6
            6.500% August 25, 2021
    225,433 Fannie Mae                                                   242,573
            Pool #039271
            8.950% December 1, 2016
  2,487,277 Fannie Mae                                                 2,401,764
            Pool# 577861
            5.500% April 1, 2016
    362,475 Fannie Mae                                                   375,053
            Pool #446394
            9.500% September 1, 2020
  3,540,868 Fannie Mae                                                 3,491,083
            Pool #323427
            6.500% November 1, 2028
  4,535,801 Fannie Mae                                                 4,472,033
            6.500% August 1, 2028
    531,410 Fannie Mae                                                   525,596
            Pool #288916
            6.500% May 1, 2011
    455,688 Fannie Mae                                                   467,810
            Pool #288748
            7.500% September 1, 2024
    218,303 Fannie Mae                                                   224,110
            Pool #288735
            7.500% August 1, 2024
  2,500,000 Federal Home Loan Bank                                     2,474,225
            Global Notes
            5.800% September 2, 2008
  1,930,526 Freddie Mac                                                1,857,513
            Gold Pool #C00716
            6.000% February 1, 2029
    349,990 Freddie Mac                                                  347,474
            Pool #E58713
            6.000% May 1, 2009
    658,795 Freddie Mac                                                  685,885
            Gold Pool #G00256
            8.000% November 1, 2023
    180,954 Freddie Mac                                                  194,523
            Gold Pool #G00300
            9.500% April 1, 2025
    702,626 Freddie Mac                                                  728,532
            Pool #G00411
            8.000% November 1, 2025
    181,910 Freddie Mac                                                  180,602
            Pool #G10257
            6.000% July 1, 2009
    749,625 Freddie Mac                                                  744,235
            Pool #G10331
            6.000% September 1, 2009
    536,833 Freddie Mac                                                  542,126
            Pool #E00177
            6.500% December 1, 2007
     49,068 Freddie Mac                                                   48,745
            Pool #E00241
            6.000% October 1, 2008
  1,000,000 Freddie Mac                                                1,013,120
            Gold Pool #C90450
            7.000% June 1, 2021
  1,000,000 Freddie Mac                                                  984,680
            Gold Pool #C01184
            6.500% June 1, 2031
  1,000,000 Freddie Mac                                                1,005,000
            Pool #C53189
            7.000% June 1, 2031
     37,381 Freddie Mac                                                   38,627
            Pool #220010
            8.750% August 1, 2001
     30,192 Freddie Mac                                                   32,239
            Pool #730096
            10.000% July 1, 2005
     97,353 Freddie Mac                                                   96,714
            Pool #E55428
            6.000% January 1, 2009
  1,000,000 Freddie Mac                                                  995,126
            Gold Pool #N30640
            6.500% January 1, 2030
  3,500,001 Freddie Mac                                                3,517,501
            Gold Pool #C01175
            7.000% May 1, 2031
    329,176 Freddie Mac                                                  328,649
            Gold Pool #M70044
            6.000% March 1, 2009
    675,946 Freddie Mac                                                  679,326
            Gold Pool #C01049
            7.000% September 1, 2030
    195,247 Freddie Mac                                                  213,044
            Pool #260025
            10.250% October 1, 2010
    410,848 Freddie Mac                                                  407,894
            Pool #E57977
            6.000% April 1, 2009
    426,075 Freddie Mac                                                  428,206
            Pool #E67684
            6.500% September 1, 2012
  1,000,000 Freddie Mac                                                  954,060
            CMO SER.2102 CL.VB
            6.000% August 15, 2013
    666,056 Freddie Mac                                                  661,926
            Pool #30148
            6.500% August 1, 2023
    509,449 Freddie Mac                                                  519,638
            Gold Pool #N70016
            11.000% July 1, 2020
  1,378,372 Ginnie Mae                                                 1,390,860
            Pool #460784
            7.000% March 15, 2028
    814,113 Ginnie Mae                                                   842,346
            Pool #780899
            7.500% October 15, 2013
  1,320,596 Ginnie Mae                                                 1,332,560
            Pool #469924
            7.000% January 15, 2029
  1,426,858 Ginnie Mae                                                 1,464,551
            Pool# 781266
            7.500% December 15, 2024
    687,285 Ginnie Mae                                                   705,540
            Pool #399917
            7.500% April 15, 2026
    343,343 Ginnie Mae                                                   371,236
            Pool #248357
            9.000% July 15, 2018
  3,552,943 Ginnie Mae                                                 3,597,354
            Pool #417239
            7.000% February 15, 2026
    334,005 Ginnie Mae II                                                350,185
            Pool #002345
            8.500% December 20, 2026
  1,109,401 Ginnie Mae II                                              1,118,065
            Pool #2716
            7.000% February 20, 2029
     53,075 Ginnie Mae II                                                 55,997
            Pool #001831
            9.500% May 20, 2022
    568,971 Ginnie Mae II                                                581,420
            Pool #2691
            7.500% December 20, 2028
    341,011 Ginnie Mae II                                                355,077
            Pool #002059
            8.000% August 20, 2025
  1,053,055 Ginnie Mae II                                              1,076,096
            Pool #2660
            7.500% October 20, 2028
  5,500,000 US Department of Veterans Affairs                          5,623,965
            CMO SER.2001-2 CL.G
            6.750% November 15, 2024
  1,550,000 US Department of Veterans Affairs                          1,581,930
            CMO SER.1996-3 CL.1E
            6.750% August 15, 2020
                                                                     $66,881,380

FOREIGN BANKS --- 3.5%
  2,000,000 European Investment Bank                                   1,913,950
            Notes
            5.375% September 16, 2008
  1,000,000 Inter-American Development Bank                              992,020
            Bonds
            5.375% January 18, 2006
                                                                      $2,905,970

U.S. GOVERNMENTS --- 16.9%
  1,000,000 United States of America                                     914,370
            Treasury Notes
            5.250% February 15, 2029
  2,500,000 United States of America                                   2,521,875
            Treasury Notes
            5.500% May 15, 2009
  2,900,000 United States of America                                   3,114,774
            Treasury Notes
            6.500% February 15, 2010
  2,000,000 United States of America                                   2,097,180
            Treasury Notes
            6.125% August 15, 2007
  4,500,000 United States of America                                   4,565,025
            Treasury Notes
            5.500% February 15, 2008
  1,000,000 United States of America                                   1,020,390
            Treasury Notes
            5.625% May 15, 2008
                                                                     $14,233,614

TOTAL BONDS --- 100.0%                                               $84,020,964
(Cost $83,372,041)

TOTAL U.S. GOVERNMENT SECURITIES PORTFOLIO --- 100.0%                $84,020,964
(Cost $83,372,041)


The Maxim Series Fund

Value Index Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 2.0%
     56,480 Boeing Co                                                  3,140,288
     13,011 General Dynamics Corp                                      1,012,386
      6,713 Goodrich Corp                                                254,960
     28,124 Lockheed Martin Corp                                       1,041,994
      5,510 Northrop Grumman Corp                                        441,351
     22,972 Raytheon Co Class B*                                         609,907
     11,819 Rockwell International Corp                                  450,540
                                                                      $6,951,426

AIRLINES --- 0.5%
      9,937 AMR Corp*                                                    359,024
      7,997 Delta Air Lines Inc                                          352,508
     49,310 Southwest Airlines Co                                        911,742
                                                                      $1,623,274

AUTO PARTS & EQUIPMENT --- 0.4%
      4,731 Cooper Tire & Rubber Co                                       67,180
     36,199 Delphi Automotive Systems Corp                               576,650
     11,113 Genuine Parts Co                                             350,060
     10,253 Goodyear Tire & Rubber Co                                    287,084
      8,536 Visteon Corp                                                 156,892
                                                                      $1,437,866

AUTOMOBILES --- 1.5%
    118,446 Ford Motor Co                                              2,907,849
     35,519 General Motors Corp                                        2,285,648
                                                                      $5,193,497

BANKS --- 10.6%
     24,033 AmSouth Bancorp                                              444,370
     26,365 BB&T Corp                                                    967,596
     75,444 Bank One Corp                                              2,700,895
    103,779 Bank of America Corp                                       6,229,853
     11,556 Comerica Inc                                                 665,626
     63,533 First Union Corp                                           2,219,843
     70,122 FleetBoston Financial Corp                                 2,766,313
     16,289 Huntington Bancshares Inc                                    266,325
    128,528 JP Morgan Chase & Co                                       5,732,349
     27,486 KeyCorp                                                      716,010
     38,882 National City Corp                                         1,196,788
     18,711 PNC Financial Services Group                               1,230,997
     14,759 Regions Financial Corp                                       472,288
     21,970 SouthTrust Corp                                              571,220
     18,902 SunTrust Banks Inc                                         1,224,472
    123,368 US Bancorp                                                 2,811,557
      8,912 Union Planters Corp                                          388,563
     13,621 Wachovia Corp                                                969,134
    111,113 Wells Fargo & Co                                           5,158,977
      5,360 Zions Bancorp                                                316,240
                                                                     $37,049,416

BROADCAST/MEDIA --- 1.4%
     38,033 Clear Channel Communications Inc*                          2,384,669
     61,177 Comcast Corp Class A*                                      2,655,082
                                                                      $5,039,751

BUILDING MATERIALS --- 0.4%
     29,727 Masco Corp                                                   741,986
     10,164 Sherwin-Williams Co                                          225,641
      6,552 Vulcan Materials Co                                          352,170
                                                                      $1,319,797

CHEMICALS --- 2.5%
     14,793 Air Products & Chemicals Inc                                 676,780
     58,108 Dow Chemical Co                                            1,932,091
     67,513 EI du Pont de Nemours & Co                                 3,256,827
      4,995 Eastman Chemical Co                                          237,912
      8,481 Engelhard Corp                                               218,725
      1,992 FMC Corp*                                                    136,572
      3,276 Great Lakes Chemical Corp                                    101,065
      7,046 Hercules Inc                                                  79,620
     12,435 Jabil Circuit Inc*                                           383,744
     10,899 PPG Industries Inc                                           572,960
     10,383 Praxair Inc                                                  488,001
     14,279 Rohm & Haas Co                                               469,779
      4,905 Sigma-Aldrich Corp                                           189,431
                                                                      $8,743,507

COMMUNICATIONS - EQUIPMENT --- 1.7%
     50,822 ADC Telecommunications Inc*                                  335,425
      5,308 Andrew Corp*                                                  97,933
     12,251 Cabletron Systems Inc*                                       279,935
     60,220 Corning Inc                                                1,006,276
     85,217 JDS Uniphase Corp*                                         1,065,213
    220,505 Lucent Technologies Inc                                    1,367,131
    206,278 Nortel Networks Corp                                       1,875,067
                                                                      $6,026,980

COMPUTER HARDWARE & SYSTEMS --- 2.0%
     22,596 Apple Computer Inc*                                          525,357
    109,339 Compaq Computer Corp                                       1,675,073
     20,889 Gateway Inc*                                                 343,624
    125,772 Hewlett-Packard Co                                         3,597,079
      6,258 NCR Corp*                                                    294,126
     36,980 Palm Inc*                                                    224,469
     20,464 Unisys Corp*                                                 301,025
                                                                      $6,960,753

COMPUTER SOFTWARE & SERVICES --- 1.0%
      3,510 Autodesk Inc                                                 130,923
     15,743 BMC Software Inc*                                            354,847
     17,841 BroadVision Inc*                                              89,205
     37,299 Computer Associates International Inc                      1,342,764
     10,900 Computer Sciences Corp*                                      377,140
     23,781 Compuware Corp*                                              332,696
     13,487 Intuit Inc*                                                  539,345
     20,705 Novell Inc*                                                  117,811
      8,016 Sapient Corp*                                                 78,156
                                                                      $3,362,887

CONGLOMERATES --- 0.1%
      9,121 Textron Inc                                                  502,020
                                                                        $502,020

CONTAINERS --- 0.2%
      1,800 Ball Corp                                                     85,608
      3,418 Bemis Co Inc                                                 137,301
     10,352 Pactiv Corp*                                                 138,717
      3,175 Temple-Inland Inc                                            169,196
                                                                        $530,822

COSMETICS & PERSONAL CARE --- 0.0%
      3,690 Alberto-Culver Co Class B                                    155,128
                                                                        $155,128

DISTRIBUTORS --- 0.2%
     18,402 McKesson HBOC Inc                                            683,082
      8,634 SUPERVALU Inc                                                151,527
                                                                        $834,609

ELECTRIC COMPANIES --- 4.7%
      8,057 Allegheny Energy Inc                                         388,750
      8,874 Ameren Corp                                                  378,920
     20,849 American Electric Power Co Inc                               962,598
      8,563 CMS Energy Corp                                              238,480
     10,269 Cinergy Corp                                                 358,902
     13,760 Consolidated Edison Inc                                      547,648
     10,585 Constellation Energy Group                                   450,921
     10,642 DTE Energy Co                                                494,214
     16,017 Dominion Resources Inc                                       963,102
     49,984 Duke Energy Corp                                           1,949,876
     21,141 Edison International                                         235,722
     14,267 Entergy Corp                                                 547,710
     20,750 Exelon Corp                                                1,330,490
     11,386 FPL Group Inc                                                685,551
     14,482 FirstEnergy Corp                                             465,741
      7,766 GPU Inc                                                      272,975
     21,983 Mirant Corp*                                                 756,215
     10,444 Niagara Mohawk Holdings Inc*                                 184,754
     25,027 PG&E Corp                                                    280,302
      9,451 PPL Corp                                                     519,805
      5,460 Pinnacle West Capital Corp                                   258,804
     13,368 Progress Energy Inc                                          600,491
      6,000 Progress Energy Inc @ (CVO)*                                       0
     13,492 Public Service Enterprise Group Inc                          659,759
     19,228 Reliant Energy Inc                                           619,334
     44,340 Southern Co                                                1,030,905
     16,610 TXU Corp                                                     800,436
     22,187 Xcel Energy Inc                                              631,220
                                                                     $16,613,625

ELECTRONIC INSTRUMENTS & EQUIP --- 1.7%
     29,574 Agilent Technologies Inc*                                    961,155
     12,718 American Power Conversion Corp*                              200,309
      6,036 Cooper Industries Inc                                        238,965
     27,744 Emerson Electric Co                                        1,678,512
     12,704 Molex Inc                                                    464,077
      6,540 PerkinElmer Inc                                              180,046
      5,130 Power-One Inc*                                                85,363
     20,660 Sanmina Corp*                                                483,651
     42,298 Solectron Corp*                                              774,053
     14,650 Symbol Technologies Inc                                      325,230
      6,117 Tektronix Inc*                                               166,077
      3,791 Thomas & Betts Corp                                           83,667
      6,157 WW Grainger Inc                                              253,422
                                                                      $5,894,527

ELECTRONICS - SEMICONDUCTOR --- 3.2%
     22,232 Advanced Micro Devices Inc*                                  642,060
     19,420 Applied Micro Circuits Corp*                                 334,024
     16,810 Broadcom Corp Class A*                                       718,796
     16,112 Conexant Systems Inc*                                        144,202
     23,444 LSI Logic Corp*                                              440,747
     38,601 Micron Technology Inc*                                     1,586,501
    142,175 Motorola Inc                                               2,354,418
     11,214 National Semiconductor Corp*                                 326,552
      9,220 Novellus Systems Inc*                                        523,604
     11,264 Teradyne Inc*                                                372,838
    112,381 Texas Instruments Inc                                      3,540,002
     11,890 Vitesse Semiconductor Corp*                                  250,166
                                                                     $11,233,910

FINANCIAL SERVICES --- 9.6%
     34,036 AFLAC Inc                                                  1,071,794
      6,835 Ambac Financial Group Inc                                    397,797
     32,307 American General Corp                                      1,500,660
    325,565 Citigroup Inc                                             17,202,855
     17,098 Franklin Resources Inc                                       782,575
     44,833 Freddie Mac                                                3,138,310
     20,020 John Hancock Financial Svc*                                  806,005
      9,595 MBIA Inc                                                     534,250
     55,135 MBNA Corp                                                  1,816,698
     48,543 MetLife Inc                                                1,503,862
     72,043 Morgan Stanley Dean Witter & Co                            4,627,322
      7,996 T Rowe Price Group Inc                                       298,970
                                                                     $33,681,098

FOOD & BEVERAGES --- 0.5%
      2,396 Adolph Coors Co Class B                                      120,231
      4,419 Brown-Forman Corp Class B                                    282,551
     27,177 Coca-Cola Enterprises Inc                                    444,344
     34,781 ConAgra Foods Inc                                            689,012
      9,350 Pepsi Bottling Group Inc                                     374,935
                                                                      $1,911,073

GOLD, METALS & MINING --- 1.5%
     20,666 Alcan Inc                                                    868,385
     55,882 Alcoa Inc                                                  2,201,751
      5,227 Allegheny Technologies Inc                                    94,556
     25,601 Barrick Gold Corp                                            387,855
      9,385 Freeport-McMoRan Copper & Gold Inc Class B*                  103,704
     17,167 Homestake Mining Co                                          133,044
     11,859 Inco Ltd*                                                    204,686
     12,683 Newmont Mining Corp                                          236,031
      5,055 Nucor Corp                                                   247,139
      5,076 Phelps Dodge Corp                                            210,654
     21,262 Placer Dome Inc                                              208,368
      5,793 USX-US Steel Group                                           116,729
      5,571 Worthington Industries Inc                                    75,766
                                                                      $5,088,668

HARDWARE & TOOLS --- 0.2%
      5,267 Black & Decker Corp                                          207,836
      3,771 Snap-on Inc                                                   91,107
      5,501 Stanley Works                                                230,382
                                                                        $529,325

HEALTH CARE RELATED --- 0.7%
      9,202 Aetna Inc*                                                   238,056
     25,194 HealthSouth Corp*                                            402,348
     11,080 Humana Inc*                                                  109,138
      6,673 Manor Care Inc*                                              211,868
      7,552 Quintiles Transnational Corp*                                190,688
     20,985 Tenet Healthcare Corp*                                     1,082,616
      4,104 Wellpoint Health Networks Inc*                               386,761
                                                                      $2,621,475

HEAVY TRUCKS & PARTS --- 0.3%
      2,689 Cummins Engine Co Inc                                        104,064
      9,599 Dana Corp                                                    224,041
      4,449 Eaton Corp                                                   311,875
      3,872 Navistar International Corp*                                 108,919
      4,974 PACCAR Inc                                                   255,763
                                                                      $1,004,662

HOMEBUILDING --- 0.1%
      3,842 Centex Corp                                                  156,562
      2,891 KB HOME                                                       87,221
      2,749 Pulte Corp                                                   117,190
                                                                        $360,973

HOTELS/MOTELS --- 0.8%
     37,855 Carnival Corp                                              1,162,149
      7,573 Harrah's Entertainment Inc*                                  267,327
     23,932 Hilton Hotels Corp                                           277,611
     15,760 Marriott International Inc Class A                           746,078
     12,847 Starwood Hotels & Resorts Worldwide Inc                      478,936
                                                                      $2,932,101

HOUSEHOLD GOODS --- 0.4%
      9,910 Fortune Brands Inc                                           380,148
     12,679 Leggett & Platt Inc                                          279,318
     17,339 Newell Rubbermaid Inc                                        435,209
      4,327 Whirlpool Corp                                               270,438
                                                                      $1,365,113

INSURANCE RELATED --- 6.9%
     46,895 Allstate Corp                                              2,062,911
    150,910 American International Group Inc                          12,978,260
     16,962 Aon Corp                                                     593,670
      9,699 CIGNA Corp                                                   929,358
     11,354 Chubb Corp                                                   879,140
     10,385 Cincinnati Financial Corp                                    410,208
     21,960 Conseco Inc*                                                 299,754
     15,338 Hartford Financial Services Group Inc                      1,049,119
      9,830 Jefferson-Pilot Corp                                         474,986
     12,156 Lincoln National Corp                                        629,073
     12,770 Loews Corp                                                   822,771
      6,946 MGIC Investment Corp                                         504,557
      4,782 Progressive Corp                                             646,479
      8,281 SAFECO Corp                                                  244,290
     13,876 St Paul Cos Inc                                              703,374
      8,110 Torchmark Corp                                               326,103
     15,662 UnumProvident Corp                                           503,063
                                                                     $24,057,116

INVESTMENT BANK/BROKERAGE FIRM --- 1.4%
      6,778 Bear Stearns Cos Inc                                         399,699
     15,998 Lehman Brothers Holdings Inc                               1,243,845
     54,333 Merrill Lynch & Co Inc                                     3,219,230
                                                                      $4,862,774

LEISURE & ENTERTAINMENT --- 7.2%
    286,850 AOL Time Warner Inc*                                      15,203,050
      5,712 Brunswick Corp                                               137,259
    115,248 Viacom Inc Class B*                                        5,964,084
    135,306 Walt Disney Co                                             3,908,990
                                                                     $25,213,383

MACHINERY --- 0.7%
     22,224 Caterpillar Inc                                            1,112,311
     15,227 Deere & Co                                                   576,342
     10,334 Ingersoll-Rand Co                                            425,761
     11,758 Thermo Electron Corp*                                        258,911
      3,913 Timken Co                                                     66,286
                                                                      $2,439,611

MANUFACTURING --- 1.6%
      3,888 Crane Co                                                     120,528
      9,221 Danaher Corp                                                 516,376
     13,154 Dover Corp                                                   495,248
     52,386 Honeywell International Inc                                1,832,986
      5,702 ITT Industries Inc                                           252,314
     19,674 Illinois Tool Works Inc                                    1,245,364
      5,611 Johnson Controls Inc                                         406,629
      8,007 Pall Corp                                                    188,405
      7,553 Parker-Hannifin Corp                                         320,549
      5,389 Sealed Air Corp*                                             200,740
                                                                      $5,579,139

MEDICAL PRODUCTS --- 0.4%
      3,498 Bausch & Lomb Inc                                            126,768
     16,682 Becton Dickinson & Co                                        597,049
     26,048 Boston Scientific Corp*                                      442,816
      3,266 CR Bard Inc                                                  185,999
                                                                      $1,352,632

MISCELLANEOUS --- 0.7%
     34,447 AES Corp*                                                  1,482,943
      4,145 American Greetings Corp Class A                               45,595
     41,010 Archer-Daniels-Midland Co                                    533,130
      8,058 TRW Inc                                                      330,378
                                                                      $2,392,046

OFFICE EQUIPMENT & SUPPLIES --- 0.1%
     45,144 Xerox Corp                                                   432,028
                                                                        $432,028

OIL & GAS --- 13.2%
      5,763 Amerada Hess Corp                                            465,650
     16,221 Anadarko Petroleum Corp                                      876,421
      8,138 Apache Corp                                                  413,004
      4,549 Ashland Inc                                                  182,415
     21,726 Baker Hughes Inc                                             727,821
     13,655 Burlington Resources Inc                                     545,517
     41,526 Chevron Corp                                               3,758,103
     40,432 Conoco Inc Class B                                         1,168,485
      8,351 Devon Energy Corp                                            438,428
      7,493 EOG Resources                                                266,376
    223,357 Exxon Mobil Corp                                          19,510,285
      6,127 Kerr-McGee Corp/Oryx Energy Co                               406,036
      3,993 McDermott International Inc*                                  46,518
      9,494 Nabors Industries Inc*                                       353,177
      8,655 Noble Drilling Corp*                                         283,451
     23,952 Occidental Petroleum Corp                                    636,884
     16,551 Phillips Petroleum Co                                        943,407
      6,147 Rowan Cos Inc*                                               135,849
    138,825 Royal Dutch Petroleum Co NY Shrs                           8,089,333
     37,106 Schlumberger Ltd                                           1,953,631
      5,440 Sunoco Inc                                                   199,267
     35,671 Texaco Inc                                                 2,375,689
      9,973 Tosco Corp                                                   439,311
     20,562 Transocean Sedco Forex Inc                                   848,183
     20,020 USX-Marathon Group                                           590,790
     15,732 Unocal Corp                                                  537,248
                                                                     $46,191,279

PAPER & FOREST PRODUCTS --- 1.0%
      3,741 Boise Cascade Corp                                           131,571
     14,595 Georgia-Pacific Group                                        494,041
     31,275 International Paper Co                                     1,116,518
      6,804 Louisiana-Pacific Corp                                        79,811
      6,420 Mead Corp                                                    174,239
      1,850 Potlatch Corp                                                 63,659
      6,521 Westvaco Corp                                                158,395
     13,924 Weyerhaeuser Co                                              765,402
      7,117 Willamette Industries Inc                                    352,292
                                                                      $3,335,928

PERSONAL LOANS --- 0.7%
      7,653 Countrywide Credit Industries Inc                            351,120
     30,030 Household International Inc                                2,003,001
                                                                      $2,354,121

PHARMACEUTICALS --- 0.1%
      6,833 Watson Pharmaceuticals Inc*                                  421,186
                                                                        $421,186

PHOTOGRAPHY/IMAGING --- 0.2%
     18,753 Eastman Kodak Co                                             875,390
                                                                        $875,390

POLLUTION CONTROL --- 0.4%
     40,491 Waste Management Inc                                       1,247,933
                                                                      $1,247,933

PRINTING & PUBLISHING --- 0.7%
     17,127 Gannett Co Inc                                             1,128,669
      4,732 Knight-Ridder Inc                                            280,608
      3,245 Meredith Corp                                                116,203
      7,617 RR Donnelley & Sons Co                                       226,225
     19,295 Tribune Co                                                   771,993
                                                                      $2,523,698

RAILROADS --- 0.8%
     25,325 Burlington Northern Santa Fe Corp                            764,055
     13,791 CSX Corp                                                     499,786
     24,963 Norfolk Southern Corp                                        516,734
     16,042 Union Pacific Corp                                           880,866
                                                                      $2,661,441

RESTAURANTS --- 0.8%
      7,655 Darden Restaurants Inc                                       213,575
     83,721 McDonald's Corp                                            2,265,490
      7,411 Wendy's International Inc                                    189,277
                                                                      $2,668,342

RETAIL --- 2.5%
     26,185 Albertson's Inc                                              785,288
      7,231 AutoZone Inc*                                                271,163
      7,389 Big Lots Inc*                                                101,082
     13,496 Circuit City Stores-Circuit City Group                       242,928
     29,128 Costco Wholesale Corp*                                     1,196,578
      5,542 Dillard's Inc Class A                                         84,626
     12,791 Federated Department Stores Inc*                             543,618
     16,996 JC Penney Co Inc                                             448,015
     31,683 Kmart Corp*                                                  363,404
     27,732 Limited Inc                                                  458,133
      2,467 Longs Drug Stores Corp                                        53,164
     19,321 May Department Stores Co                                     661,937
      8,665 Nordstrom Inc                                                160,736
     19,401 Office Depot Inc*                                            201,382
     32,716 Safeway Inc*                                               1,570,368
     21,247 Sears Roebuck & Co                                           898,961
     29,601 Staples Inc*                                                 473,320
     12,770 Toys R Us Inc*                                               316,058
                                                                      $8,830,761

SAVINGS & LOANS --- 0.9%
     13,358 Charter One Financial Inc                                    426,120
     10,252 Golden West Financial Corp                                   658,588
     56,822 Washington Mutual Inc                                      2,133,666
                                                                      $3,218,374

SHOES --- 0.2%
     17,531 NIKE Inc Class B                                             736,127
      3,821 Reebok International Ltd*                                    122,081
                                                                        $858,208

SPECIALIZED SERVICES --- 0.3%
     55,146 Cendant Corp*                                              1,075,347
      2,679 National Service Industries Inc                               60,465
                                                                      $1,135,812

TELEPHONE & TELECOMMUNICATIONS --- 8.2%
     20,262 ALLTEL Corp                                                1,241,250
    223,389 AT&T Corp                                                  4,914,558
    121,329 BellSouth Corp                                             4,885,919
      9,105 CenturyTel Inc                                               275,882
     18,508 Citizens Communications Co*                                  222,651
     57,399 Global Crossing Ltd*                                         495,927
    107,555 Qwest Communications International Inc                     3,427,778
     57,368 Sprint Corp                                                1,225,380
    175,108 Verizon Communications                                     9,368,278
    186,982 WorldCom Inc                                               2,655,144
                                                                     $28,712,767

TEXTILES --- 0.1%
      3,427 Liz Claiborne Inc                                            172,892
      7,231 VF Corp                                                      263,064
                                                                        $435,956

TOYS --- 0.0%
     11,172 Hasbro Inc                                                   161,435
                                                                        $161,435

TRANSPORTATION --- 0.2%
     19,850 FedEx Corp*                                                  797,970
      3,932 Ryder System Inc                                              77,067
                                                                        $875,037

UTILITIES --- 2.2%
     21,099 Dynegy Inc Class A                                           981,104
     32,955 El Paso Corp                                               1,731,456
     48,306 Enron Corp                                                 2,366,994
      8,926 KeySpan Corp                                                 325,620
      7,391 Kinder Morgan Inc                                            371,398
      2,962 NICOR Inc                                                    115,459
     13,344 NiSource Inc                                                 364,692
      3,881 ONEOK Inc                                                     76,456
      2,305 Peoples Energy Corp                                           92,661
     13,308 Sempra Energy                                                363,841
     31,364 Williams Cos Inc                                           1,033,444
                                                                      $7,823,125

TOTAL COMMON STOCK --- 99.8%                                        $349,627,805
(Cost $361,559,772)

SHORT-TERM INVESTMENTS

AGENCY --- 0.1%
    500,000 Federal Home Loan Bank                                       499,891
                                                                        $499,891

U.S. GOVERNMENTS --- 0.1%
    200,000 United States of America (1)                                 198,327
     50,000 United States of America (1)                                  49,573
                                                                        $247,900

TOTAL SHORT-TERM INVESTMENTS --- 0.2%                                   $747,791
(Cost )

TOTAL VALUE INDEX PORTFOLIO --- 100.0%                              $350,375,596
(Cost )